   As filed with the Securities and Exchange Commission on February 28, 2000

                                       Registration Nos. 333-59745 and 811-08895

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   |X|

                           Pre-Effective Amendment No.

                          Post-Effective Amendment No. 4              |X|

                                     and/or

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   |X|

                               Amendment No. 5                        |X|

                                 ING FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                               1475 Dunwoody Drive
                             West Chester, PA 19380
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (877) 463-6464

                                 Louis S. Citron
                       ING Mutual Funds Management Co. LLC
                               1475 Dunwoody Drive
                             West Chester, PA 19380
                     (Name and Address of Agent for Service)

         Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

         It is proposed that this filing will become effective (check appropriate box):

         |X|  Immediately upon filing pursuant to paragraph (b)            |_|  On (date) pursuant to paragraph (b)

         |_|  60 days after filing pursuant to paragraph (a)(1)            |_|  On (date) pursuant to paragraph (a)(1)

         |_|  75 days after filing pursuant to paragraph (a)(2)            |_|  On (date) pursuant to paragraph (a)(2) of Rule 485.




         If appropriate, check the following box:

         |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.001.

================================================================================

ING FUNDS PROSPECTUS
February 28, 2000

CLASS A, B & C SHARES



STOCK FUNDS
         ING Large Cap Growth Fund
         ING Growth & Income Fund
         ING Mid Cap Growth Fund
         ING Small Cap Growth Fund
         ING Global Brand Names Fund
         ING International Equity Fund
         ING European Equity Fund
         ING Tax Efficient Equity Fund
         ING Tax Efficient Equity Value Fund
         ING Focus Fund
         ING Global Information Technology Fund
         ING Global Communications Fund
         ING Internet Fund
         ING Internet Fund II
         ING Balanced Fund
         ING Emerging Markets Equity Fund
         ING Global Real Estate Fund
         ING Quality of Life Fund



         This Prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records. Although these securities have been registered with the Securities and Exchange Commission, the Commission has not judged them for investment merit and does not guarantee the accuracy or adequacy of the information in this Prospectus. Anyone who informs you otherwise is committing a criminal offense.

                         [INSERT ING [LION LOGO] FUNDS]

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
FUNDS AT A GLANCE...........................................    1
STOCK FUNDS.................................................    4
  ING Large Cap Growth Fund.................................    4
  ING Growth & Income Fund..................................    5
  ING Mid Cap Growth Fund...................................    6
  ING Small Cap Growth Fund.................................    7
  ING Global Brand Names Fund...............................    8
  ING International Equity Fund.............................   10
  ING European Equity Fund..................................   11
  ING Tax Efficient Equity Fund.............................   12
  ING Tax Efficient Equity Value Fund.......................   13
  ING Focus Fund............................................   14
  ING Global Information Technology Fund....................   16
  ING Global Communications Fund............................   17
  ING Internet Fund.........................................   18
  ING Internet Fund II......................................   20
  ING Balanced Fund.........................................   21
  ING Emerging Markets Equity Fund..........................   22
  ING Global Real Estate Fund...............................   23
  ING Quality of Life Fund..................................   24
FEES AND EXPENSES...........................................   26
MANAGEMENT OF THE FUNDS.....................................   34
PRICING ALTERNATIVES........................................   37
HOW TO PURCHASE SHARES......................................   40
HOW TO REDEEM SHARES........................................   42
EXCHANGE PRIVILEGE..........................................   44
PRICING OF SHARES...........................................   46
DIVIDENDS AND DISTRIBUTIONS.................................   46
TAXES.......................................................   46
MORE INFORMATION ABOUT STRATEGIES AND RISKS.................   47
FINANCIAL HIGHLIGHTS........................................   51

ING FUNDS TRUST                                                                1
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                               FUNDS AT A GLANCE

 ING LARGE CAP GROWTH FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities issued by companies with market capitalizations of more than $1 billion at the time of acquisition which in the Sub-Adviser's opinion possess growth potential.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in growth-oriented equity securities.

 ING GROWTH & INCOME FUND

     Investment Objective.  High total return.

     Main Investments. A diversified portfolio of income-producing equity securities.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and income producing equity securities (for example, sensitivity to interest rate fluctuations).

 ING MID CAP GROWTH FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities issued by medium-sized companies (that is, companies with market capitalizations falling within the Russell Mid Cap Growth Index at the time of acquisition) which in the Sub-Adviser's opinion possess growth potential.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in growth-oriented equity securities. Investments in medium-sized companies may also experience greater volatility and risk of loss than customarily associated with larger, more established companies.

 ING SMALL CAP GROWTH FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities issued by smaller companies (that is, companies with market capitalizations falling within the Russell 2500 Growth Index at the time of acquisition) which in the Sub-Adviser's opinion possess growth potential.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in growth-oriented equity securities. Investments in smaller companies may also experience greater volatility and risk of loss than customarily associated with medium sized companies or larger, more established companies.

 ING GLOBAL BRAND NAMES FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A non-diversified portfolio of equity securities of companies located throughout the world, including the United States, which in the Sub-Adviser's opinion have a well recognized franchise, a global presence and derive most of their revenues from sales of consumer goods.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and maintaining a non-diversified portfolio. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations).

 ING INTERNATIONAL EQUITY FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in any country throughout the world, not including the United States.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations).

 ING EUROPEAN EQUITY FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities of issuers which are principally traded in the European capital markets, or that derive a majority of their total revenues from either goods produced or services rendered within Europe, or that are organized under the laws of and have a principal office in a European country.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations).

 2                                                               ING FUNDS TRUST
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 ING TAX EFFICIENT EQUITY FUND

     Investment Objective.  High total return on an after-tax basis.

     Main Investments. A diversified portfolio of equity securities and instruments whose returns depend upon stock market prices, which will be managed by the Sub-Adviser in a manner that will attempt to reduce net realized gains each year.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities. The Fund may not provide as high a return before taxes as other funds, and as a result may not be suitable for investors who are not subject to current income tax.

 ING TAX EFFICIENT EQUITY VALUE FUND

     Investment Objective.  High total return on an after-tax basis.

     Main Investments. A diversified portfolio of equity securities and instruments determined by the Sub-Advisers to be undervalued in the marketplace and whose returns depend upon stock market prices, which will be managed by the Sub-Adviser in a manner that will attempt to reduce net realized capital gains each year.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities. The Fund may not provide as high a return before taxes as other funds, and as a result may not be suitable for investors who are not subject to current income tax.

 ING FOCUS FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A non-diversified portfolio of 20 to 40 equity securities which in the Sub-Adviser's opinion possess the potential for reliable, above average earnings growth and that are reasonably valued relative to their growth potential.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and maintaining a non-diversified portfolio. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

 ING GLOBAL INFORMATION TECHNOLOGY FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities of information technology companies located throughout the world, including the United States.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations). Products and services of companies engaged in the information technology sector are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

 ING GLOBAL COMMUNICATIONS FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities of communications companies located throughout the world, including the United States.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations). Products and services of companies engaged in the communications sector are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

 ING INTERNET FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A non-diversified portfolio of U.S. and non-U.S. internet technology companies.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and maintaining a non-diversified portfolio. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations). Products and services of companies engaged in internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

ING FUNDS TRUST                                                                3
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 ING INTERNET FUND II

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A non-diversified portfolio of U.S. and non-U.S. internet technology companies.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and maintaining a non-diversified portfolio. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations). Products and services of companies engaged in internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

 ING BALANCED FUND

     Investment Objective.  High total return.

     Main Investments. A diversified portfolio of mid- and large-capitalization equity securities, intermediate maturity fixed income securities and money market instruments.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and investments in fixed income securities, including sensitivity to interest rate fluctuations.

 ING EMERGING MARKETS EQUITY FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities of companies located in emerging market countries.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations). The foregoing risks are often heightened for investments in developing or emerging markets.

 ING GLOBAL REAL ESTATE FUND

     Investment Objective.  High total return.

     Main Investments. A non-diversified portfolio of equity securities of companies located throughout the world, including the United States, that are principally engaged in the real estate industry.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and maintaining a non-diversified portfolio. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations). The Fund will be further subject to risks specifically related to the real estate industry, including changes in the value of real estate and interest rate fluctuations.

 ING QUALITY OF LIFE FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A non-diversified portfolio of equity securities of U.S. and non-U.S. companies offering products and services helping persons live longer, healthier and happier lives.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and maintaining a non-diversified portfolio. The Fund will also experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations).

 4                                                               ING FUNDS TRUST
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                                  STOCK FUNDS

 ING LARGE CAP GROWTH FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and will invest at least 65% of its total assets in a portfolio of equity securities of large companies (that is, companies with market capitalizations of more than $1 billion at the time of acquisition), which in the Sub-Adviser's opinion possess growth potential. As a general matter, the Fund expects these investments to be in common stocks.

     In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, four-step investment process that seeks to identify unrecognized growth and value in large capitalization stocks. The four steps are:

     - First, the universe of companies is screened using models developed by the Sub-Adviser to create a list of possible investments;

     - Second, the Sub-Adviser researches the companies identified by the screening models. This research includes a review of company management and other factors that are more subjective and require the extensive practical experience of the portfolio managers;

     - Third, the Sub-Adviser evaluates the return, valuation and risk of the remaining potential investments against a defined peer group; and

     - Finally, in-house traders use specially developed computer programs to efficiently purchase the targeted securities.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities. The Fund invests primarily in equity securities of larger companies, which generally have more stable prices than smaller companies.

     - Market Trends. From time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance.

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

[Class A Annual Return Graph]

                                                                         LARGE CAP GROWTH FUND
                                                                         ---------------------
1999                                                                            23.03%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99)......  19.37%
---------------------------------------------------
Worst Quarter (quarter ended 9/30/99)......  -5.29%

ING FUNDS TRUST                                                                5
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PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.

 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                                     S&P 500
                       CLASS A   CLASS B   CLASS C   INDEX(2)
                       -------   -------   -------   --------
1 Year...............  15.92%    17.28%    21.40%     21.04%
-------------------------------------------------------------
Since Inception
(12/15/98)...........  23.72     26.40     30.19      28.84

 -------------------------------

 (1) Total returns reflect the deduction of the applicable initial sales load or contingent deferred sales load.

 (2) The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices in the U.S.

 ING GROWTH & INCOME FUND

     Investment Objective. The Fund seeks to provide investors with high total return.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities. As a general matter, the Fund expects these investments to earn income and to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion.

     In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, three-step investment process that seeks to identify growth at a reasonable price. The three steps are:

     - First, the universe of companies is screened using models developed by the Sub-Adviser to rank possible investments;

     - Second, the Sub-Adviser researches the companies identified by the screening models. This research includes a review of earnings, sales and growth, as well as the impact of broad economic trends found within the economy upon possible investments;

     - Third, in order to help manage the risk of the portfolio, the characteristics of the portfolio are evaluated against certain market benchmarks.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Changes in Interest Rates. The Fund invests in securities that produce income and therefore the value of its investments may rise or fall in response to fluctuations in interest rates. Generally, when interest rates increase, the value of income producing securities may decrease, and when interest rates decrease, the value of income producing securities may increase.

     - Market Trends. From time to time, the stock market may not favor the income producing securities in which the Fund invests. Rather, the market could favor non-income producing large capitalization growth stocks, value stocks or small company stocks, or may not favor equities at all.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance.

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

[Class A Annual Return Graph]

                                                                         GROWTH & INCOME FUND
                                                                         --------------------
1999                                                                             15.74%

 6                                                               ING FUNDS TRUST
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BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99)......  14.19%
---------------------------------------------------
Worst Quarter (quarter ended 9/30/99)......  -6.89%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.

 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                                     S&P 500
                       CLASS A   CLASS B   CLASS C   INDEX(2)
                       -------   -------   -------   --------
1 Year...............   9.12%    10.06%    13.97%     21.04%
-------------------------------------------------------------
Since Inception
(12/15/98)...........  14.31     16.49     20.21      28.84

 -------------------------------

 (1) Total returns reflect the deduction of the applicable initial sales load or contingent deferred sales load.

 (2) The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices in the U.S.

 ING MID CAP GROWTH FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies with market capitalizations falling within the Russell Mid Cap Growth Index at the time of acquisition which, in the Sub-Adviser's opinion, possess growth potential. The average market capitalization and median market capitalization of this index as of its latest reconstitution was $4.13 billion and $3.15 billion, respectively. As a general matter, the Fund expects these investments to be in common stocks.

     In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined investment process combining technical analysis and fundamental research that seeks to identify companies with superior growth characteristics. The Sub-Adviser also follows certain self-imposed criteria in an attempt to manage risk.

     QUANTITATIVE ANALYSIS evaluates stocks based on:

     - Market capitalizations (their size based on price and shares outstanding)

     - Minimum stock price

     - Trading history

     - Trading volume

     - Earnings growth

     - Relative financial strength

     FUNDAMENTAL RESEARCH of individual companies emphasizes:

     - Sustainable earnings growth potential

     - Strong balance sheets

     - Cash flow characteristics

     - Reasonable valuations

     - Quality management

     RISK MANAGEMENT discipline stresses:

     - Remaining fully invested at all times

     - Broad diversification among securities and industries

     - Strict adherence to established buy and sell criteria

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the mid-capitalization company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or stocks

ING FUNDS TRUST                                                                7
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       of larger or smaller companies, or may not favor equities at all.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance.

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

[Class A Annual Return Graph]

                                                                          MID CAP GROWTH FUND
                                                                          -------------------
1999                                                                             4.92%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99)......  11.55%
---------------------------------------------------
Worst Quarter (quarter ended 3/31/99)......  -9.47%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.
 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                                         RUSSELL
                                                         MID CAP
                       CLASS A   CLASS B   CLASS C   GROWTH INDEX(2)
                       -------   -------   -------   ---------------
1 Year...............  -1.14%    -0.82%     3.18%        51.29%
--------------------------------------------------------------------
Since Inception
(12/15/98)...........   6.22      7.84     11.66         65.73

 -------------------------------

 (1) Total returns reflect the deduction of the applicable initial sales load or contingent deferred sales load.

 (2) The Russell Mid Cap Growth Index measures the performance of midcap companies with higher price-to-book ratios and higher forecasted growth values.

 ING SMALL CAP GROWTH FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of smaller companies (that is, companies with market capitalizations falling within the Russell 2500 Growth Index at the time of acquisition), which in the Sub-Adviser's opinion possess growth potential. The average market capitalization and median market capitalization of this index as of its latest reconstitution was $870 million and $580 million, respectively. As a general matter, the Fund expects these investments to be in common stocks.

     In choosing investments for the Fund, the Sub-Adviser employs a disciplined investment process that combines economic analysis and extensive company research to identify companies with superior long-term growth potential. The investment strategy of the Sub-Adviser is as follows:

     - The Sub-Adviser reviews economic and industry trends to develop themes to use in the development of the overall portfolio, which in turn helps identify specific companies to consider.

     - With regard to companies under consideration, the Sub-Adviser next reviews their respective business models and management, and meets with senior executives. The Sub-Adviser also analyzes the company's price-to-earnings ratios, earnings forecasts and cash flow.

     - Companies that do not meet the expectations of the Sub-Adviser, either due to earnings disappointments or other fundamental criteria may be sold.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial

 8                                                               ING FUNDS TRUST
--------------------------------------------------------------------------------

       condition of the issuer. Equities generally have higher volatility than debt securities.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the small company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or large company stocks, or may not favor equities at all.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance.

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

[Class A Annual Return Graph]

                                                                         SMALL CAP GROWTH FUND
                                                                         ---------------------
1999                                                                             37.80%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99).....   48.81%
---------------------------------------------------
Worst Quarter (quarter ended 3/31/99).....  -11.28%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.

 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                                      RUSSELL 2500
                       CLASS A   CLASS B   CLASS C   GROWTH INDEX(2)
                       -------   -------   -------   ---------------
1 Year...............  29.90%    31.92%    35.92%        55.48%
--------------------------------------------------------------------
Since Inception
(12/15/98)...........  45.03     48.79     52.55         70.11

 -------------------------------

 (1) Total returns reflect the deduction of the applicable initial sales load or contingent deferred sales load.

 (2) The Russell 2500 Growth Index measures the performance of small cap companies with higher price-to-book ratios and higher forecasted growth values.

 ING GLOBAL BRAND NAMES FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies which in the Sub-Adviser's opinion, have a well recognized franchise, a global presence and derive most of their revenues from sales of consumer goods. The companies in which the Fund invests either have leading market positions, or in the Sub-Adviser's opinion, have the potential to achieve leading market positions in the foreseeable future. This portion of the portfolio will have investments located in at least three different countries including the United States. As a general matter, the Fund expects these investments to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion.

     In choosing investments for the Fund, the Sub-Adviser believes that well-established companies with strong brand names offer the following investment advantages:

     - First, demand for brand name products should rise as global consumer tastes become more uniform;

     - Second, large companies that can leverage doing business on a larger scale have enhanced profit potential;

     - Third, perceived product quality and reliability facilitates sales;

     - Fourth, greater recognition leads to brand loyalty; and

     - Finally, brand extensions, or the ability to leverage a company's established brand, provide opportunities for growth.

ING FUNDS TRUST                                                                9
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     The Sub-Adviser employs a two-tiered approach to structuring the Fund's portfolio with securities that offer growth at a reasonable price. The first tier, which will comprise about 75% of the portfolio, is composed of core stocks with stable earnings development, low cyclicality, large market capitalizations and longer-term investment horizons. The second tier, which will comprise about 25% of the portfolio, is composed of companies possessing higher cyclicality, smaller market capitalizations and shorter-term investment horizons. This second tier is expected to provide the Fund with shorter-term performance benefits.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance.

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower. [Class A Annual Return Graph]

                                                                        GLOBAL BRAND NAMES FUND
                                                                        -----------------------
1999                                                                             24.54%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99)......  22.24%
---------------------------------------------------
Worst Quarter (quarter ended 9/30/99)......  -3.73%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.
 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                                     MSCI WORLD
                       CLASS A   CLASS B   CLASS C    INDEX(2)
                       -------   -------   -------   ----------
1 Year...............  17.37%    18.69%    22.78%      25.34%
---------------------------------------------------------------
Since Inception
(12/15/98)...........  23.73     26.31     30.19       31.75

 -------------------------------

 (1) Total returns reflect the deduction of the applicable initial sales load or contingent deferred sales load.

 (2) The MSCI World Index is a widely recognized, unmanaged index of developed stock markets around the world.

 10                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

 ING INTERNATIONAL EQUITY FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in any country throughout the world, not including the United States. This portion of the portfolio will have investments in at least seven different countries. The Fund may purchase securities in any foreign country, developed or underdeveloped, or emerging market countries. The Fund will not invest more than 15% of its total assets in emerging market countries.

     As a general matter, the Fund expects these investments to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion. The Fund may also use options and futures contracts involving foreign currencies.

     In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined, four-step investment process combining top-down country allocations with bottom-up fundamental research that seeks to identify companies which will provide superior relative returns. The four steps are:

     - First, the Sub-Advisers perform a comprehensive analysis of the relative value of geographic regions to determine the degree of representation of such geographic regions in the Fund's portfolio;

     - Second, such determinations are reviewed by an independent committee within the Sub-Advisers;

     - Third, the Sub-Advisers select investments within the selected geographical regions based on comprehensive fundamental analysis; and

     - Finally, in-house traders use specially developed computer programs to efficiently purchase the targeted securities.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor stocks in markets to which the Fund is not exposed, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Emerging Market Risk. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

     - Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the underlying security or currency, as well as credit risk with respect to the counterparty to the derivative instrument. The use of derivatives may reduce returns.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance.

ING FUNDS TRUST                                                               11
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

[Class A Annual Return Graph]

                                                                       INTERNATIONAL EQUITY FUND
                                                                       -------------------------
1999                                                                             40.27%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99)......  25.71%
---------------------------------------------------
Worst Quarter (quarter ended 9/30/99)......   1.61%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.

 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                                     MSCI EAFE
                       CLASS A   CLASS B   CLASS C   INDEX(2)
                       -------   -------   -------   ---------
1 Year...............  32.22%    34.21%    38.31%     27.30%
--------------------------------------------------------------
Since Inception
(12/15/98)...........  33.04     36.01     39.88      32.21

 -------------------------------

 (1) Total returns reflect the deduction of the applicable initial sales load or contingent deferred sales load.

 (2) The MSCI EAFE Index is a widely recognized, unmanaged index of developed stock markets in Europe, Australia and the Far East.

 ING EUROPEAN EQUITY FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of European issuers. The Sub-Adviser considers European issuers to be companies whose securities are principally traded in the European capital markets, that derive at least 50% of their total revenues or earnings from either goods produced or services rendered in countries located in Europe, regardless of where the securities of such companies are principally traded, or that are organized under the laws of and have a principal office in a European country. As a general matter, the Fund expects these investments to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion.

     In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, five-step investment process that seeks to identify underpriced earnings growth in European companies. The five steps are:

     - First, the Sub-Adviser ranks possible investments according to trading volume and liquidity relative to their peers.

     - Second, the Sub-Adviser performs additional screens to determine which companies should be further researched;

     - Third, the Sub-Adviser performs fundamental analysis of cyclical and non-cyclical market sectors and companies to identify underpriced earnings or cash flow growth.

     - Fourth, the Sub-Adviser determines portfolio weightings within each sector.

     - Finally, the Sub-Adviser continuously monitors the portfolio to maintain favorable risk-reward relationships.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying

 12                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

       investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in markets to which the Fund is not exposed, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance.

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

[CLASS A ANNUAL RETURN GRAPH]

                                                                         EUROPEAN EQUITY FUND
                                                                         --------------------
1999                                                                             18.59%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99)......  18.93%
---------------------------------------------------
Worst Quarter (quarter ended 3/31/99)......  -1.61%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.
 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                                       FT-EUROPE
                         CLASS A   CLASS B   CLASS C   INDEX(2)
                         -------   -------   -------   ---------
1 Year.................   11.72%    12.87%    16.88%     16.12%
----------------------------------------------------------------
Since Inception
(12/15/98).............   17.42     19.64     23.46      22.53

------------------------------

 (1) Total returns reflect the deduction of the applicable initial sales load or contingent deferred sales load.

 (2) The FT-Europe Index is a widely recognized, unmanaged index of European stock markets.

 ING TAX EFFICIENT EQUITY FUND

     Investment Objective. The Fund seeks to provide taxable investors with a high total return on an after-tax basis.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 80% of its total assets in a portfolio of equity securities whose returns depend upon stock market prices. The Sub-Adviser will manage the Fund's portfolio in a manner that will attempt to reduce net realized capital gains each year. An emphasis will be placed on common stocks of companies which the Sub-Adviser believes to have superior appreciation potential. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

     In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined investment process, combining macroeconomic analysis and fundamental company research that seeks to identify growth at a reasonable price:

     - The Sub-Adviser first determines the outlook for market sectors and industries based on business cycle characteristics.

     - The Sub-Adviser next searches for companies with improving fundamentals and accelerating growth.

     - Finally, the Sub-Adviser assesses company stock prices relative to their expected earnings growth rates and to the overall equity markets.

     The Sub-Adviser attempts to minimize tax consequences to investors by focusing on non-dividend paying or low-dividend paying stocks and by reducing annual portfolio turnover.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

ING FUNDS TRUST                                                               13
--------------------------------------------------------------------------------

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or may not favor equities at all.

     - Tax Efficient Management. The Fund is managed to provide high after-tax returns. Therefore, it may not provide as high a return before tax as other funds, and as a result may not be suitable for investors who are not subject to current income tax (for example, those investing through a tax-deferred retirement account, such as an IRA or a 401(k) Plan).

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance.

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower. [CLASS A ANNUAL RETURN GRAPH]

                                                                       TAX EFFICIENT EQUITY FUND
                                                                       -------------------------
1999                                                                             18.53%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99)......  11.98%
---------------------------------------------------
Worst Quarter (quarter ended 9/30/99)......  -6.79%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.

 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                                       S&P 500
                       CLASS A   CLASS B   CLASS C     INDEX(2)
                       -------   -------   -------   ------------
1 Year...............   11.68%    13.23%    16.72%      21.04%
-----------------------------------------------------------------
Since Inception
(12/15/98)...........   19.38     22.25     25.53       28.84

------------------------------

 (1) Total returns reflect the deduction of the applicable initial sales load or contingent deferred sales load.

 (2) The Standard and Poor's 500 Index is a widely recognized, unmanaged index of common stock prices in the U.S.

 ING TAX EFFICIENT EQUITY VALUE FUND

     Investment Objective. The Fund seeks to provide taxable investors with a high total return on an after-tax basis.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 80% of its total assets in a portfolio of equity securities determined by the Sub-Advisers to be undervalued

 14                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

in the marketplace and whose returns depend upon stock market prices. Such companies generally will have one or more of the following attributes: (i) valuable fixed assets; (ii) valuable consumer or commercial franchises; (iii) selling at low market valuations of assets relative to the securities market in general, or companies that may currently be earning a very low return on assets but which have the potential to earn higher returns if conditions in the industry improve; (iv) are undervalued in relation to their potential for growth in earnings, dividends, and book value; or (v) have recently changed management or control and have the potential for a "turnaround" in earnings. The Sub-Advisers will manage the Fund's portfolio in a manner that will attempt to reduce net realized capital gains each year. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

     In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined investment process, combining macroeconomic analysis and fundamental company research that seeks to identify undervalued companies:

     - The Sub-Advisers first determine the outlook for market sectors and industries based on business cycle characteristics.

     - The Sub-Advisers next search for companies with improving fundamentals and accelerating growth.

     - Finally, the Sub-Advisers assess company stock prices relative to their expected earnings growth rates and to the overall equity markets.

     The Sub-Advisers attempt to minimize tax consequences to investors by focusing on non-dividend paying or low-dividend paying stocks and by reducing annual portfolio turnover.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor growth stocks or may not favor equities at all.

     - Tax Efficient Management. The Fund is managed to provide high after-tax returns. Therefore, it may not provide as high a return before tax as other funds, and as a result may not be suitable for investors who are not subject to current income tax (for example, those investing through a tax-deferred retirement account, such as an IRA or a 401(k) Plan).

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Tax Efficient Equity Value Fund has not yet commenced operations, there is no performance information included in this Prospectus.

 ING FOCUS FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a non-diversified fund and invest in a portfolio of 20 to 40 equity securities. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

     The Sub-Adviser seeks to invest the Fund in growth companies that are positioned to benefit from capitalizing on significant industry, regulatory, technological, and ownership changes. To find such companies, the Sub-Adviser looks for management teams with entrepreneurial spirit and a proven talent for creating value, with a focus on industries expected to drive change in other industries (for example, technology

ING FUNDS TRUST                                                               15
--------------------------------------------------------------------------------

and financial services). The Sub-Adviser's investment strategy incorporates the following elements to identify companies that offer growth at a reasonable price:

     - The Sub-Adviser performs fundamental economic and business research to identify investment themes expected to improve returns on capital and drive earnings growth within industries.

     - The Sub-Adviser next analyzes individual companies to identify favorable:

       -- Business characteristics, including industry structure and trends

       -- Financial performance, both historical and projected

       -- Valuations in both absolute and relative terms

     - The Sub-Adviser continues to monitor previously identified companies to track changes in critical variables as well as price fluctuations.

     - The Sub-Adviser sets specific limits on individual holdings and sector concentrations.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or may not favor equities at all.

     - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance.

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower. [CLASS A ANNUAL RETURN GRAPH]

                                                                              FOCUS FUND
                                                                              ----------
1999                                                                             28.58%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99)......  20.33%
---------------------------------------------------
Worst Quarter (quarter ended 9/30/99)......  -7.66%

 16                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.

 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                                      RUSSELL 1000
                        CLASS A   CLASS B   CLASS C     INDEX(2)
                        -------   -------   -------   ------------
1 Year................   21.16%    22.85%    26.75%      20.91%
------------------------------------------------------------------
Since Inception
(12/15/98)............   31.13     34.25     37.93       29.61

------------------------------

 (1) Total returns reflect the deduction of the applicable initial sales load or contingent deferred sales load.

 (2) The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization, which represents greater than 92% of the investable U.S. equity market.

 ING GLOBAL INFORMATION TECHNOLOGY FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of information technology companies. The Fund defines information technology companies as those companies that derive at least 50% of their total revenues or earnings from information technology, hardware or software, or related consulting and services industries. This portion of the portfolio will have investments located in at least three different countries, including the United States. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

     The Sub-Adviser believes that because of rapid advances in information technology, investment in companies within this sector should offer substantial opportunities for long-term capital appreciation. The information technology area has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of the company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

     The Sub-Adviser combines broad industry analysis and bottom-up company analysis to identify the stocks of companies it believes will become tomorrow's information technology leaders. In choosing investments for the Fund, the Sub-Adviser first identifies themes that address industry and technological changes. Using intensive fundamental research, the Sub-Adviser then analyzes individual companies worldwide to find those firms most likely to benefit from the selected investment themes.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in industries to which the Fund is not exposed, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets

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       operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     - Information Technology Risk. Information technology companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the information technology industry are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance.

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

[CLASS A ANNUAL RETURN GRAPH]

                                                                  GLOBAL INFORMATION TECHNOLOGY FUND
                                                                  ----------------------------------
1999                                                                            140.15%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99)......  78.51%
---------------------------------------------------
Worst Quarter (quarter ended 3/31/99)......   7.43%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.

 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                                     GOLDMAN SACHS
                                                     TECH. INDUSTRY
                                                         COMP.
                       CLASS A   CLASS B   CLASS C      INDEX(2)
                       -------   -------   -------   --------------
1 Year...............  126.30%   133.84%   137.67%        88.58%
-------------------------------------------------------------------
Since Inception
(12/15/98)...........  148.79    158.26    161.76        105.95

------------------------------

 (1) Total returns reflect the deduction of the applicable initial sales load or contingent deferred sales load.

 (2) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.

 ING GLOBAL COMMUNICATIONS FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of communications companies. This portion of the portfolio will have investments located in at least three different countries, including the United States. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

     The Fund considers communications companies to be those that derive at least 50% of their total revenues or earnings from designing, developing, operating, financing, manufacturing or providing the following activities, products and services: communications equipment and service (including equipment and services for both data and voice transmission); electronic components and equipment; broadcast (including television and radio, satellite, microwave and cable television); computer equipment, mobile telecommunications and cellular radio and paging; electronic mail; local and wide area networking and linkage of work and data processing systems (collectively, "communications activities").

     The Sub-Adviser believes that because of rapid advances in communications, investment in companies within this sector should offer substantial opportunities for long-term capital appreciation. The communications area has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of the company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be

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invested in newly issued securities being sold in the primary or secondary market.

     The Sub-Adviser combines broad industry analysis and bottom-up company analysis to identify the stocks of companies it believes will become tomorrow's communications leaders. In choosing investments for the Fund, the Sub-Adviser first identifies themes that address industry and technological changes. Using intensive fundamental research, the Sub-Adviser then analyzes individual companies worldwide to find those firms most likely to benefit from the selected investment themes.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in industries to which the Fund is not exposed, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     - Communications Technology Risk. Communications companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the communications industry are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

     - Governmental Regulation. Certain communications industries, such as the telecommunications industry, may be subject to greater governmental regulation than many other industries. Accordingly, such industries may be subject to changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services offered. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Global Communications Fund has not yet commenced operations, there is no performance information included in this Prospectus.

 ING INTERNET FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. internet technology

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companies. The Fund defines internet technology companies as those companies with internet businesses or internet related consulting or services businesses, or that derive at least 50% of their total revenues or earnings from business operations in internet related hardware, software or infrastructure industries. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

     The Sub-Adviser believes that the internet is in the early stages of a period of promising growth. The internet has enabled companies to tap into new markets, use new distribution channels and do business with end users of their products all over the world without having to go through wholesalers and distributors. The Sub-Adviser believes that investment in companies related to the internet should offer substantial opportunities for long-term capital appreciation. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of a company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

     In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the internet in the future. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual companies worldwide to identify those firms that are most likely to benefit from the selected investment themes.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in industries to which the Fund is not exposed, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     - Internet Technology Risk. Internet and internet-related companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in internet and internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can

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       result in significant price fluctuations and stock price declines.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Internet Fund commenced operations on July 1, 1999, there is no performance information included in this Prospectus.

 ING INTERNET FUND II

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. internet technology companies. The Fund defines internet technology companies as those companies with internet businesses or internet related consulting or services businesses, or that derive at least 50% of their total revenues or earnings from business operations in internet related hardware, software or infrastructure industries. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

     The Sub-Adviser believes that the internet is in the early stages of a period of promising growth. The internet has enabled companies to tap into new markets, use new distribution channels and do business with end users of their products all over the world without having to go through wholesalers and distributors. The Sub-Adviser believes that investment in companies related to the internet should offer substantial opportunities for long-term capital appreciation. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of a company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

     In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the internet in the future. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual companies worldwide to identify those firms that are most likely to benefit from the selected investment themes.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in industries to which the Fund is not exposed, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of

ING FUNDS TRUST                                                               21
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       issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     - Internet Technology Risk. Internet and internet-related companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in internet and internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Internet Fund II has not yet commenced operations, there is no performance information included in this Prospectus.

 ING BALANCED FUND

     Investment Objective. The Fund seeks to provide investors with high total return.

     Principal Investment Strategies. The Fund primarily invests in a combination of mid- and large-capitalization equity securities, intermediate maturity fixed income securities and money market instruments. Equity securities, which include common and preferred stocks, warrants and convertible securities, are acquired for capital appreciation or a combination of capital appreciation and income. Fixed income securities, which include investment grade corporate debt obligations (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) and U.S. Government securities, are acquired for income and secondarily for capital appreciation. Money market instruments mature in 13 months or less from the date of purchase which include U.S. Government securities and corporate debt securities (including those subject to repurchase agreements), certificates of deposit, bankers acceptances and commercial paper. The Fund may also invest in mortgage-backed securities and asset-backed debt securities and use options and futures contracts involving securities, securities indices and interest rates. The Fund will operate as a diversified fund.

     The percentage of assets invested in equities, fixed income securities and money market instruments will vary from time to time depending upon the Sub-Adviser's judgment of general market and economic conditions, trends in yields and interest rates and changes in fiscal or monetary policies. Depending upon the Sub-Adviser's determination of market and economic conditions, investment emphasis may be placed on equities or fixed income securities. The allocation between equities and fixed income securities creates an opportunity for investors to receive competitive returns of capital growth and income while maintaining diversification. Under normal market conditions, the Fund will invest at least 25% of its total assets in fixed income securities. The average maturity of the fixed income securities held by the Fund will normally approximate five years, although this will vary with changing market conditions and opportunities.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease.

     - Risks of Equity Investments. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

       Interest Rate Risk -- In general, when interest rates go up, prices of fixed income securities go down.

       Default Risk -- An issuer of a security may default on its obligation to pay principal and/or interest.

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       Credit Risk -- An issuer of a security may have its credit rating downgraded, which would negatively impact the price of such security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

       Call or Prepayment Risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

       Extension Risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

     - Allocation Risk. The Sub-Adviser's judgment about the attractiveness and risk adjusted return potential of particular asset classes may prove to be wrong. By utilizing the balanced approach described herein, the Fund's net asset value may not rise as rapidly or as much as the stock market during cycles of rising stock prices.

     - Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the underlying security or currency, as well as credit risk with respect to the counterparty to the derivative instrument. The use of derivatives may reduce returns.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Balanced Fund has not yet commenced operations, there is no performance information included in this Prospectus.

 ING EMERGING MARKETS EQUITY FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of emerging market issuers. The Fund will typically maintain investments in at least seven emerging market countries and will not invest more than 25% of its total assets in any one emerging market country. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing or any country determined by the Sub-Advisers to have emerging economies or developing markets. The Fund considers emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue or earnings from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country.

     As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies. The Fund may also use options and futures contracts involving foreign currencies.

     In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined, four-step investment process that seeks to identify unrecognized growth potential in stocks of emerging market issuers. The four steps are:

     - First, the Sub-Advisers perform a comprehensive analysis of the relative value of geographic regions to determine the degree of representation of such geographic regions in the Fund's portfolio;

     - Second, such determinations are reviewed by an independent committee within the Sub-Advisers;

     - Third, the Sub-Advisers select investments within the selected geographical regions based on comprehensive fundamental analysis; and

     - Finally, in-house traders use specially developed computer programs to efficiently purchase the targeted securities.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources,

ING FUNDS TRUST                                                               23
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       narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks of companies located in more developed countries, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Emerging Market Risk. Because the Fund invests primarily in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

     - Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the underlying security or currency, as well as credit risk with respect to the counterparty to the derivative instrument. The use of derivatives may reduce returns.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Emerging Markets Equity Fund has not yet commenced operations, there is no performance information included in this Prospectus.

 ING GLOBAL REAL ESTATE FUND

     Investment Objective. The Fund seeks to provide investors with high total return.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. In selecting investments for the Fund, the Sub-Advisers will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the portfolio will have investments located in at least three different countries including the United States. As a general matter, the Fund expects these investments to be in common stocks and real estate investment trusts of large, mid-sized, and small companies.

     The Sub-Advisers use a disciplined two-step process for constructing the Fund's portfolio.

     - First, the Sub-Advisers select sectors and geographic regions in which to invest, and determine the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions.

     - Second, the Sub-Advisers use an in-house valuation process to identify investments with superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and (iii) management and strategy.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities. In addition, when interest rates increase, the value of income producing equity securities may decrease, and when interest rates decrease, the value of income producing equity securities may increase.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources,

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       narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor stocks in industries to which the Fund is not exposed, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     - Real Estate Risk. Investments in issuers that are principally engaged in real estate, including real estate investment trusts ("REITs"), may subject the Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Global Real Estate Fund has not yet commenced operations, there is no performance information included in this Prospectus.

 ING QUALITY OF LIFE FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. quality of life companies. The Fund defines quality of life companies as those companies that derive at least 50% of their total revenues or earnings from offering products and services helping persons live longer, healthier and happier lives. Such companies may include, but will not be limited to, companies engaged in the research, development, production or distribution of products or services related to health care (for example, pharmaceutical and consumer goods companies, biotechnology companies, and health maintenance organization companies); companies engaged in providing entertainment services or equipment related to leisure time activities (for example, travel and leisure companies and sports equipment companies); and companies providing other services or products desired by the aging baby boomer population (for example, retirement community development companies). As a general matter, the Fund expects these investments to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion.

     The Sub-Adviser believes that quality of life companies will benefit from the aging baby boomer generation. The global consumption pattern is steadily changing as a result of an increase in wealth and a resulting increase in life expectancy. Especially in the developed countries, the population is rapidly aging. In the opinion of the Sub-Adviser this development will lend to a structural increase in healthcare spending. At the same time the growing group of aging people will have an increasing need for various services and more and new possibilities of leisure activities. People will be increasingly willing to invest in their quality of life aiming at longer, healthier and happier lives.

     In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the healthcare, leisure and other industries benefiting from the aging baby boomer generation. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual companies worldwide to identify those firms that

ING FUNDS TRUST                                                               25
--------------------------------------------------------------------------------

are most likely to benefit from the selected investment themes.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in industries to which the Fund is not exposed, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     - Industry Concentration. As a result of the Fund concentrating its assets in securities related to particular industries, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Quality of Life Fund has not yet commenced operations, there is no performance information included in this Prospectus.

 26                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

                               FEES AND EXPENSES

     The following tables describe the fees and expenses that you will pay if you buy and hold shares of the Funds.

                                                          ING LARGE CAP GROWTH FUND     ING GROWTH & INCOME FUND
                                                         ---------------------------   ---------------------------
                                                         CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
                                                         -------   -------   -------   -------   -------   -------
SHAREHOLDER FEES (fees paid directly from your
  investment)
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)........................   5.75%     NONE      NONE     5.75%      NONE      NONE
Maximum Sales Load Imposed on Reinvested Dividends (as
  a percentage of offering price)......................    NONE     NONE      NONE      NONE      NONE      NONE
Maximum Contingent Deferred Sales Load (as a percentage
  of the lesser of the net asset value at the time of
  redemption or at the time of purchase)...............    NONE(1) 5.00%     1.00%      NONE(1)  5.00%     1.00%
Redemption Fee.........................................    NONE     NONE      NONE      NONE      NONE      NONE
Exchange Fee...........................................    NONE     NONE      NONE      NONE      NONE      NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
  deducted from Fund assets)
Management Fees........................................   0.75%    0.75%     0.75%     0.75%     0.75%     0.75%
Distribution (12b-1) Fees..............................   0.50%    0.75%     0.75%     0.50%     0.75%     0.75%
Shareholder Servicing Fees.............................   0.25%    0.25%     0.25%     0.25%     0.25%     0.25%
Other Expenses.........................................   0.89%    0.94%     0.92%     0.87%     0.92%     0.93%
                                                          -----     ----      ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES..........................   2.39%    2.69%     2.67%     2.37%     2.67%     2.68%
Fee Waiver and/or Reimbursements by Investment
  Manager(2)...........................................   1.10%    0.75%     0.73%     1.05%     0.70%     0.71%
                                                          -----     ----      ----      ----      ----      ----
NET EXPENSES...........................................   1.29%    1.94%     1.94%     1.32%     1.97%     1.97%
                                                          =====     ====      ====      ====      ====      ====

------------------------------

(1) Under certain circumstances, purchases of Class A shares not subject to an initial sales load will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

(2) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

                                                           ING MID CAP GROWTH FUND      ING SMALL CAP GROWTH FUND
                                                         ---------------------------   ---------------------------
                                                         CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
                                                         -------   -------   -------   -------   -------   -------
SHAREHOLDER FEES (fees paid directly from your
  investment)
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)........................   5.75%     NONE      NONE     5.75%      NONE      NONE
Maximum Sales Load Imposed on Reinvested Dividends (as
  a percentage of offering price)......................    NONE     NONE      NONE      NONE      NONE      NONE
Maximum Contingent Deferred Sales Load (as a percentage
  of the lesser of the net asset value at the time of
  redemption or at the time of purchase)...............    NONE(1) 5.00%     1.00%      NONE(1)  5.00%     1.00%
Redemption Fee.........................................    NONE     NONE      NONE      NONE      NONE      NONE
Exchange Fee...........................................    NONE     NONE      NONE      NONE      NONE      NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
  deducted from Fund assets)
Management Fees........................................   1.00%    1.00%     1.00%     1.00%     1.00%     1.00%
Distribution (12b-1) Fees..............................   0.50%    0.75%     0.75%     0.50%     0.75%     0.75%
Shareholder Servicing Fees.............................   0.25%    0.25%     0.25%     0.25%     0.25%     0.25%
Other Expenses.........................................   0.93%    0.82%     0.82%     0.92%     0.97%     1.01%
                                                          -----     ----      ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES..........................   2.68%    2.82%     2.82%     2.67%     2.97%     3.01%
Fee Waiver and/or Reimbursements by Investment
  Manager(2)...........................................   1.18%    0.67%     0.67%     1.24%     0.89%     0.93%
                                                          -----     ----      ----      ----      ----      ----
NET EXPENSES...........................................   1.50%    2.15%     2.15%     1.43%     2.08%     2.08%
                                                          =====     ====      ====      ====      ====      ====

------------------------------

(1) Under certain circumstances, purchases of Class A shares not subject to an initial sales load will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

(2) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

ING FUNDS TRUST                                                               27
--------------------------------------------------------------------------------

                                                          ING GLOBAL BRAND NAMES FUND    ING INTERNATIONAL EQUITY FUND
                                                         -----------------------------   ------------------------------
                                                         CLASS A   CLASS B    CLASS C    CLASS A    CLASS B    CLASS C
                                                         -------   --------   --------   --------   --------   --------
SHAREHOLDER FEES (fees paid directly from your
  investment)
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)........................   5.75%      NONE       NONE      5.75%       NONE       NONE
Maximum Sales Load Imposed on Reinvested Dividends (as
  a percentage of offering price)......................    NONE      NONE       NONE       NONE       NONE       NONE
Maximum Contingent Deferred Sales Load (as a percentage
  of the lesser of the net asset value at the time of
  redemption or at the time of purchase)...............    NONE(1)  5.00%      1.00%       NONE(1)   5.00%      1.00%
Redemption Fee.........................................    NONE      NONE       NONE       NONE       NONE       NONE
Exchange Fee...........................................    NONE      NONE       NONE       NONE       NONE       NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
  deducted from Fund assets)
Management Fees........................................   1.00%     1.00%      1.00%      1.25%      1.25%      1.25%
Distribution (12b-1) Fees..............................   0.50%     0.75%      0.75%      0.50%      0.75%      0.75%
Shareholder Servicing Fees.............................   0.25%     0.25%      0.25%      0.25%      0.25%      0.25%
Other Expenses.........................................   0.93%     0.93%      0.93%      1.04%      1.05%      1.14%
                                                          -----      ----       ----       ----       ----       ----
TOTAL FUND OPERATING EXPENSES..........................   2.68%     2.93%      2.93%      3.04%      3.30%      3.39%
Fee Waiver and/or Reimbursements by Investment
  Manager(2)...........................................   1.15%     0.75%      0.75%      1.45%      1.06%      1.15%
                                                          -----      ----       ----       ----       ----       ----
NET EXPENSES...........................................   1.53%     2.18%      2.18%      1.59%      2.24%      2.24%
                                                          =====      ====       ====       ====       ====       ====

------------------------------

(1) Under certain circumstances, purchases of Class A shares not subject to an initial sales load will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

(2) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

                                                          ING EUROPEAN EQUITY FUND     ING TAX EFFICIENT EQUITY FUND
                                                         ---------------------------   ------------------------------
                                                         CLASS A   CLASS B   CLASS C   CLASS A    CLASS B    CLASS C
                                                         -------   -------   -------   --------   --------   --------
SHAREHOLDER FEES (fees paid directly from your
  investment)
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)........................   5.75%     NONE      NONE      5.75%       NONE       NONE
Maximum Sales Load Imposed on Reinvested Dividends (as
  a percentage of offering price)......................    NONE     NONE      NONE       NONE       NONE       NONE
Maximum Contingent Deferred Sales Load (as a percentage
  of the lesser of the net asset value at the time of
  redemption or at the time of purchase)...............    NONE(1) 5.00%     1.00%       NONE(1)   5.00%      1.00%
Redemption Fee.........................................    NONE     NONE      NONE       NONE       NONE       NONE
Exchange Fee...........................................    NONE     NONE      NONE       NONE       NONE       NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
  deducted from Fund assets)
Management Fees........................................   1.15%    1.15%     1.15%      0.80%      0.80%      0.80%
Distribution (12b-1) Fees..............................   0.50%    0.75%     0.75%      0.50%      0.75%      0.75%
Shareholder Servicing Fees.............................   0.25%    0.25%     0.25%      0.25%      0.25%      0.25%
Other Expenses.........................................   1.16%    1.20%     1.19%      0.85%      0.86%      0.84%
                                                          -----     ----      ----       ----       ----       ----
TOTAL FUND OPERATING EXPENSES..........................   3.06%    3.35%     3.34%      2.40%      2.66%      2.64%
Fee Waiver and/or Reimbursements by Investment
  Manager(2)...........................................   1.44%    1.08%     1.07%      1.10%      0.71%      0.69%
                                                          -----     ----      ----       ----       ----       ----
NET EXPENSES...........................................   1.62%    2.27%     2.27%      1.30%      1.95%      1.95%
                                                          =====     ====      ====       ====       ====       ====

------------------------------

(1) Under certain circumstances, purchases of Class A shares not subject to an initial sales load will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

(2) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

 28                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

                                                                                         ING GLOBAL INFORMATION
                                                               ING FOCUS FUND                TECHNOLOGY FUND
                                                         ---------------------------   ---------------------------
                                                         CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
                                                         -------   -------   -------   -------   -------   -------
SHAREHOLDER FEES (fees paid directly from your
  investment)
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)........................   5.75%     NONE      NONE     5.75%      NONE      NONE
Maximum Sales Load Imposed on Reinvested Dividends (as
  a percentage of offering price)......................    NONE     NONE      NONE      NONE      NONE      NONE
Maximum Contingent Deferred Sales Load (as a percentage
  of the lesser of the net asset value at the time of
  redemption or at the time of purchase)...............    NONE(1) 5.00%     1.00%      NONE(1)  5.00%     1.00%
Redemption Fee.........................................    NONE     NONE      NONE      NONE      NONE      NONE
Exchange Fee...........................................    NONE     NONE      NONE      NONE      NONE      NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
  deducted from Fund assets)
Management Fees........................................   1.00%    1.00%     1.00%     1.25%     1.25%     1.25%
Distribution (12b-1) Fees..............................   0.50%    0.75%     0.75%     0.50%     0.75%     0.75%
Shareholder Servicing Fees.............................   0.25%    0.25%     0.25%     0.25%     0.25%     0.25%
Other Expenses.........................................   0.85%    0.92%     0.92%     0.95%     0.97%     0.95%
                                                          -----     ----      ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES..........................   2.60%    2.92%     2.92%     2.95%     3.22%     3.20%
Fee Waiver and/or Reimbursements by Investment
  Manager(2)...........................................   1.20%    0.87%     0.87%     1.36%     0.98%     0.96%
                                                          -----     ----      ----      ----      ----      ----
NET EXPENSES...........................................   1.40%    2.05%     2.05%     1.59%     2.24%     2.24%
                                                          =====     ====      ====      ====      ====      ====

------------------------------

(1) Under certain circumstances, purchases of Class A shares not subject to an initial sales load will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

(2) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

                                                              ING INTERNET FUND             ING BALANCED FUND
                                                         ---------------------------   ---------------------------
                                                         CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
                                                         -------   -------   -------   -------   -------   -------
SHAREHOLDER FEES (fees paid directly from your
  investment)
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)........................   5.75%     NONE      NONE     5.75%      NONE      NONE
Maximum Sales Load Imposed on Reinvested Dividends (as
  a percentage of offering price)......................    NONE     NONE      NONE      NONE      NONE      NONE
Maximum Contingent Deferred Sales Load (as a percentage
  of the lesser of the net asset value at the time of
  redemption or at the time of purchase)...............    NONE(1) 5.00%     1.00%      NONE(1)  5.00%     1.00%
Redemption Fee.........................................    NONE     NONE      NONE      NONE      NONE      NONE
Exchange Fee...........................................    NONE     NONE      NONE      NONE      NONE      NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
  deducted from Fund assets)
Management Fees........................................   1.25%    1.25%     1.25%     0.80%     0.80%     0.80%
Distribution (12b-1) Fees..............................   0.50%    0.75%     0.75%     0.50%     0.75%     0.75%
Shareholder Servicing Fees.............................   0.25%    0.25%     0.25%     0.25%     0.25%     0.25%
Other Expenses.........................................   0.98%    0.98%     0.98%     0.79%(2)  0.79%(2)  0.79%(2)
                                                          -----     ----      ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES..........................   2.98%    3.23%     3.23%     2.34%     2.59%     2.59%
Fee Waiver and/or Reimbursements by Investment
  Manager(3)...........................................   1.39%    0.99%     0.99%     1.05%     0.65%     0.65%
                                                          -----     ----      ----      ----      ----      ----
NET EXPENSES...........................................   1.59%    2.24%     2.24%     1.29%     1.94%     1.94%
                                                          =====     ====      ====      ====      ====      ====

------------------------------

(1) Under certain circumstances, purchases of Class A shares not subject to an initial sales load will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

(2) Other expenses are based on estimated amounts for the current fiscal year.

(3) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

ING FUNDS TRUST                                                               29
--------------------------------------------------------------------------------

                                                        ING GLOBAL COMMUNICATIONS FUND       ING INTERNET FUND II
                                                        -------------------------------   ---------------------------
                                                        CLASS A    CLASS B     CLASS C    CLASS A   CLASS B   CLASS C
                                                        -------    --------    --------   -------   -------   -------
SHAREHOLDER FEES (fees paid directly from your
  investment)
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price).......................   5.75%       NONE        NONE     5.75%      NONE      NONE
Maximum Sales Load Imposed on Reinvested Dividends (as
  a percentage of offering price).....................    NONE       NONE        NONE      NONE      NONE      NONE
Maximum Contingent Deferred Sales Load (as a
  percentage of the lesser of the net asset value at
  the time of redemption or at the time of
  purchase)...........................................    NONE(1)   5.00%       1.00%      NONE(1)  5.00%     1.00%
Redemption Fee........................................    NONE       NONE        NONE      NONE      NONE      NONE
Exchange Fee..........................................    NONE       NONE        NONE      NONE      NONE      NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
  deducted from Fund assets)
Management Fees.......................................   1.00%      1.00%       1.00%     1.25%     1.25%     1.25%
Distribution (12b-1) Fees.............................   0.50%      0.75%       0.75%     0.50%     0.75%     0.75%
Shareholder Servicing Fees............................   0.25%      0.25%       0.25%     0.25%     0.25%     0.25%
Other Expenses(2).....................................   0.98%      0.98%       0.98%     0.98%     0.98%     0.98%
                                                         -----       ----        ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES.........................   2.73%      2.98%       2.98%     2.98%     3.23%     3.23%
Fee Waiver and/or Reimbursements by Investment
  Manager(3)..........................................   1.20%      0.80%       0.80%     1.39%     0.99%     0.99%
                                                         -----       ----        ----      ----      ----      ----
NET EXPENSES..........................................   1.53%      2.18%       2.18%     1.59%     2.24%     2.24%
                                                         =====       ====        ====      ====      ====      ====

------------------------------

(1) Under certain circumstances, purchases of Class A shares not subject to an initial sales load will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

(2) Other expenses are based on estimated amounts for the current fiscal year.

(3) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

                                                            ING EMERGING MARKETS
                                                                 EQUITY FUND           ING GLOBAL REAL ESTATE FUND
                                                         ---------------------------   ---------------------------
                                                         CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
                                                         -------   -------   -------   -------   -------   -------
SHAREHOLDER FEES (fees paid directly from your
  investment)
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)........................   5.75%     NONE      NONE     5.75%      NONE      NONE
Maximum Sales Load Imposed on Reinvested Dividends (as
  a percentage of offering price)......................    NONE     NONE      NONE      NONE      NONE      NONE
Maximum Contingent Deferred Sales Load (as a percentage
  of the lesser of the net asset value at the time of
  redemption or at the time of purchase)...............    NONE(1) 5.00%     1.00%      NONE(1)  5.00%     1.00%
Redemption Fee.........................................    NONE     NONE      NONE      NONE      NONE      NONE
Exchange Fee...........................................    NONE     NONE      NONE      NONE      NONE      NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
  deducted from Fund assets)
Management Fees........................................   1.25%    1.25%     1.25%     1.00%     1.00%     1.00%
Distribution (12b-1) Fees..............................   0.50%    0.75%     0.75%     0.50%     0.75%     0.75%
Shareholder Servicing Fees.............................   0.25%    0.25%     0.25%     0.25%     0.25%     0.25%
Other Expenses(2)......................................   1.09%    1.09%     1.09%     0.98%     0.98%     0.98%
                                                          -----     ----      ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES..........................   3.09%    3.34%     3.34%     2.73%     2.98%     2.98%
Fee Waiver and/or Reimbursements by Investment
  Manager(3)...........................................   1.39%    0.99%     0.99%     1.20%     0.80%     0.80%
                                                          -----     ----      ----      ----      ----      ----
NET EXPENSES...........................................   1.70%    2.35%     2.35%     1.53%     2.18%     2.18%
                                                          =====     ====      ====      ====      ====      ====

------------------------------

(1) Under certain circumstances, purchases of Class A shares not subject to an initial sales load will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

(2) Other expenses are based on estimated amounts for the current fiscal year.

(3) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

 30                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

                                                      ING QUALITY OF LIFE FUND       ING TAX EFFICIENT EQUITY VALUE FUND
                                                    -----------------------------    -----------------------------------
                                                    CLASS A    CLASS B    CLASS C     CLASS A      CLASS B      CLASS C
                                                    -------    -------    -------    ---------    ---------    ---------
SHAREHOLDER FEES (fees paid directly from your
  investment)
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)...................   5.75%      NONE       NONE        5.75%         NONE         NONE
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).............    NONE      NONE       NONE         NONE         NONE         NONE
Maximum Contingent Deferred Sales Load (as a
  percentage of the lesser of the net asset value
  at the time of redemption or at the time of
  purchase).......................................    NONE(1)  5.00%       100%         NONE(1)     5.00%        1.00%
Redemption Fee....................................    NONE      NONE       NONE         NONE         NONE         NONE
Exchange Fee......................................    NONE      NONE       NONE         NONE         NONE         NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
  deducted from Fund assets)
Management Fees...................................   1.00%     1.00%..    1.00%        0.80%        0.80%        0.80%
Distribution (12b-1) Fees.........................   0.50%     0.75%      0.75%        0.50%        0.75%        0.75%
Shareholder Servicing Fees........................   0.25%     0.25%      0.25%        0.25%        0.25%        0.25%
Other Expenses(2).................................   0.98%     0.98%      0.98%        0.80%        0.80%        0.80%
                                                     -----      ----       ----         ----         ----         ----
TOTAL FUND OPERATING EXPENSES.....................   2.73%     2.98%      2.98%        2.35%        2.60%        2.60%
Fee Waiver and/or Reimbursements by Investment
  Manager(3)......................................   1.20%     0.80%      0.80%        1.05%        0.65%        0.65%
                                                     -----      ----       ----         ----         ----         ----
NET EXPENSES......................................   1.53%     2.18%      2.18%        1.30%        1.95%        1.95%
                                                     =====      ====       ====         ====         ====         ====

------------------------------

(1) Under certain circumstances, purchases of Class A shares not subject to an initial sales load will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

(2) Other expenses are based on estimated amounts for the current fiscal year.

(3) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

EXAMPLES

     These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each Example assumes that:

     - you invest $10,000 in the Fund for the time period indicated;

     - your investment has a 5% return each year;

     - the Fund's operating expenses remain the same, except for the expiration of the contractual expense limitations on October 31, 2000; and

     - you redeem all of your shares at the end of the time period indicated.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            1 YEAR         3 YEARS        5 YEARS        10 YEARS
                                            -------        -------        -------        ---------
STOCK FUNDS
  ING Large Cap Growth Fund
     Class A Shares.......................   $700          $1,184         $1,694          $3,087
     Class B Shares.......................   $699          $1,173         $1,574          $2,923
     Class C Shares.......................   $299          $  773         $1,374          $2,997

  ING Growth & Income Fund
     Class A Shares.......................   $703          $1,183         $1,689          $3,072
     Class B Shares.......................   $702          $1,172         $1,568          $2,907
     Class C Shares.......................   $302          $  774         $1,372          $2,990

ING FUNDS TRUST                                                               31
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                                            1 YEAR         3 YEARS        5 YEARS        10 YEARS
                                            -------        -------        -------        ---------
STOCK FUNDS (CONT'D.)
  ING Mid Cap Growth Fund
     Class A Shares.......................   $720          $1,262         $1,828          $3,360
     Class B Shares.......................   $720          $1,221         $1,647          $3,098
     Class C Shares.......................   $320          $  821         $1,447          $3,132

  ING Small Cap Growth Fund
     Class A Shares.......................   $713          $1,253         $1,818          $3,346
     Class B Shares.......................   $713          $1,246         $1,703          $3,190
     Class C Shares.......................   $313          $  854         $1,520          $3,298

  ING Global Brand Names Fund
     Class A Shares.......................   $723          $1,264         $1,831          $3,362
     Class B Shares.......................   $723          $1,247         $1,695          $3,173
     Class C Shares.......................   $323          $  847         $1,495          $3,234

  ING International Equity Fund
     Class A Shares.......................   $729          $1,341         $1,978          $3,676
     Class B Shares.......................   $730          $1,330         $1,853          $3,505
     Class C Shares.......................   $330          $  949         $1,690          $3,645

  ING European Equity Fund
     Class A Shares.......................   $732          $1,348         $1,988          $3,695
     Class B Shares.......................   $733          $1,343         $1,876          $3,544
     Class C Shares.......................   $333          $  941         $1,672          $3,603

  ING Tax Efficient Equity Fund
     Class A Shares.......................   $701          $1,187         $1,699          $3,097
     Class B Shares.......................   $700          $1,168         $1,562          $2,906
     Class C Shares.......................   $300          $  764         $1,354          $2,951

  ING Tax Efficient Equity Value Fund
     Class A Shares.......................   $701          $1,177
     Class B Shares.......................   $700          $1,155
     Class C Shares.......................   $300          $  755

  ING Focus Fund
     Class A Shares.......................   $710          $1,237         $1,788          $3,282
     Class B Shares.......................   $710          $1,232         $1,680          $3,138
     Class C Shares.......................   $310          $  832         $1,480          $3,215

  ING Global Information Technology Fund
     Class A Shares.......................   $729          $1,324         $1,942          $3,599
     Class B Shares.......................   $730          $1,313         $1,820          $3,433
     Class C Shares.......................   $330          $  909         $1,612          $3,479

  ING Global Communications Fund
     Class A Shares.......................   $723          $1,274
     Class B Shares.......................   $723          $1,257
     Class C Shares.......................   $323          $  857

  ING Internet Fund
     Class A Shares.......................   $729          $1,330
     Class B Shares.......................   $730          $1,315
     Class C Shares.......................   $330          $  915

  ING Internet Fund II
     Class A Shares.......................   $729          $1,330
     Class B Shares.......................   $730          $1,315
     Class C Shares.......................   $330          $  915

 32                                                              ING FUNDS TRUST
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                                            1 YEAR         3 YEARS
                                            -------        -------
  ING Balanced Fund
     Class A Shares.......................   $700          $1,174
     Class B Shares.......................   $699          $1,152
     Class C Shares.......................   $299          $  752

  ING Emerging Markets Equity Fund
     Class A Shares.......................   $739          $1,361
     Class B Shares.......................   $741          $1,349
     Class C Shares.......................   $341          $  949

  ING Global Real Estate Fund
     Class A Shares.......................   $723          $1,274
     Class B Shares.......................   $723          $1,257
     Class C Shares.......................   $323          $  857

  ING Quality of Life Fund
     Class A Shares.......................   $723          $1,274
     Class B Shares.......................   $723          $1,257
     Class C Shares.......................   $323          $  857

     You would pay the following expenses if you did not redeem your shares:

                                             1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                             ------        -------        -------        --------
STOCK FUNDS
  ING Large Cap Growth Fund
     Class A Shares........................   $700         $1,184         $1,694          $3,087
     Class B Shares........................   $199         $  773         $1,374          $2,923
     Class C Shares........................   $199         $  773         $1,374          $2,997

  ING Growth & Income Fund
     Class A Shares........................   $703         $1,183         $1,689          $3,072
     Class B Shares........................   $202         $  772         $1,368          $2,907
     Class C Shares........................   $202         $  774         $1,372          $2,990

  ING Mid Cap Growth Fund
     Class A Shares........................   $720         $1,262         $1,828          $3,360
     Class B Shares........................   $220         $  821         $1,447          $3,098
     Class C Shares........................   $220         $  821         $1,447          $3,132

  ING Small Cap Growth Fund
     Class A Shares........................   $713         $1,253         $1,818          $3,346
     Class B Shares........................   $213         $  846         $1,503          $3,190
     Class C Shares........................   $213         $  854         $1,520          $3,298

  ING Global Brand Names Fund
     Class A Shares........................   $723         $1,264         $1,831          $3,362
     Class B Shares........................   $223         $  847         $1,495          $3,173
     Class C Shares........................   $223         $  847         $1,495          $3,234

  ING International Equity Fund
     Class A Shares........................   $729         $1,341         $1,978          $3,676
     Class B Shares........................   $230         $  930         $1,653          $3,505
     Class C Shares........................   $230         $  949         $1,690          $3,645

  ING European Equity Fund
     Class A Shares........................   $732         $1,348         $1,988          $3,695
     Class B Shares........................   $233         $  943         $1,676          $3,544
     Class C Shares........................   $233         $  941         $1,672          $3,603

ING FUNDS TRUST                                                               33
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                                             1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                             ------        -------        -------        --------
STOCK FUNDS (CONT'D.)
  ING Tax Efficient Equity Fund
     Class A Shares........................   $701         $1,187         $1,699          $3,097
     Class B Shares........................   $200         $  768         $1,362          $2,906
     Class C Shares........................   $200         $  764         $1,354          $2,951

  ING Tax Efficient Equity Value Fund
     Class A Shares........................   $701         $1,177
     Class B Shares........................   $200         $  755
     Class C Shares........................   $200         $  755

  ING Focus Fund
     Class A Shares........................   $710         $1,237         $1,788          $3,282
     Class B Shares........................   $210         $  832         $1,480          $3,138
     Class C Shares........................   $210         $  832         $1,480          $3,215

  ING Global Information Technology Fund
     Class A Shares........................   $729         $1,324         $1,942          $3,599
     Class B Shares........................   $230         $  913         $1,620          $3,433
     Class C Shares........................   $230         $  909         $1,612          $3,479

  ING Global Communications Fund
     Class A Shares........................   $723         $1,274
     Class B Shares........................   $223         $  857
     Class C Shares........................   $223         $  857

  ING Internet Fund
     Class A Shares........................   $729         $1,330
     Class B Shares........................   $230         $  915
     Class C Shares........................   $230         $  915

  ING Internet Fund II
     Class A Shares........................   $729         $1,330
     Class B Shares........................   $230         $  915
     Class C Shares........................   $230         $  915

  ING Balanced Fund
     Class A Shares........................   $700         $1,174
     Class B Shares........................   $199         $  752
     Class C Shares........................   $199         $  752

  ING Emerging Markets Equity Fund
     Class A Shares........................   $739         $1,361
     Class B Shares........................   $241         $  949
     Class C Shares........................   $241         $  949

  ING Global Real Estate Fund
     Class A Shares........................   $723         $1,274
     Class B Shares........................   $223         $  857
     Class C Shares........................   $223         $  857

  ING Quality of Life Fund
     Class A Shares........................   $723         $1,274
     Class B Shares........................   $223         $  857
     Class C Shares........................   $223         $  857

 34                                                              ING FUNDS TRUST
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                            MANAGEMENT OF THE FUNDS

     The Investment Manager. ING Mutual Funds Management Co. LLC (the "Investment Manager") serves as each Fund's investment manager. The Investment Manager is a wholly owned indirect subsidiary of ING Groep N.V. ("ING Group") and is registered with the Securities and Exchange Commission. The Investment Manager is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 1999, the Investment Manager managed over $1.23 billion in assets.

     The Investment Manager supervises all aspects of each Fund's operations and provides investment advisory services to the Funds. This includes engaging sub-advisers, as well as monitoring and evaluating the management of the assets of each such Fund by its sub-adviser. The Investment Manager has acted as an investment adviser to mutual funds since 1998. Today, the Investment Manager advises or manages 30 investment portfolios, including the Funds, encompassing a broad range of investment objectives.

     Investment Manager Compensation. The following table shows the aggregate annual advisory fee to be paid by each Fund as a percentage of that Fund's average daily net assets:

FUND                                      ADVISORY FEE
----                                      ------------
ING Large Cap Growth Fund...............     0.75%
ING Growth & Income Fund................     0.75%
ING Mid Cap Growth Fund.................     1.00%
ING Small Cap Growth Fund...............     1.00%
ING Global Brand Names Fund.............     1.00%
ING International Equity Fund...........     1.25%
ING European Equity Fund................     1.15%
ING Tax Efficient Equity Fund...........     0.80%
ING Tax Efficient Equity Value Fund.....     0.80%
ING Focus Fund..........................     1.00%
ING Global Information Technology
  Fund..................................     1.25%
ING Global Communications Fund..........     1.00%
ING Internet Fund.......................     1.25%
ING Internet Fund II....................     1.25%
ING Balanced Fund.......................     0.80%
ING Emerging Markets Equity Fund........     1.25%
ING Global Real Estate Fund.............     1.00%
ING Quality of Life Fund................     1.00%

     Sub-Advisers. The Investment Manager has engaged affiliated investment management firms to act as sub-advisers to each of the Funds, as indicated in the table below. Each sub-adviser has full investment discretion to make all determinations with respect to the investment of their respective Fund's assets and the purchase and sale of portfolio securities and other investments. Each sub-adviser is a wholly owned indirect subsidiary of ING Group and is registered with the Securities and Exchange Commission.

FUND                                    SUB-ADVISER
----                                    -----------
ING Large Cap Growth Fund....  Baring Asset Management, Inc.
ING Growth & Income Fund.....  ING Investment Management LLC
ING Mid Cap Growth Fund......  Furman Selz Capital
                               Management LLC
ING Small Cap Growth Fund....  Furman Selz Capital
                               Management LLC*
ING Global Brand Names
  Fund.......................  ING Investment Management
                               Advisors B.V.
ING International Equity
  Fund.......................  Baring Asset Management,
                               Inc./ Baring International
                               Investment Limited/Baring
                               Asset Management (Asia)
                               Limited
ING European Equity Fund.....  ING Investment Management
                               Advisors B.V.
ING Tax Efficient Equity
  Fund.......................  Delta Asset Management
ING Tax Efficient Equity
  Value Fund.................  Delta Asset Management/
                               Furman Selz Capital
                               Management LLC
ING Focus Fund...............  Furman Selz Capital
                               Management LLC
ING Global Information
  Technology Fund............  ING Investment Management
                               Advisors B.V.
ING Global Communications
  Fund.......................  ING Investment Management
                               Advisors B.V.
ING Internet Fund............  ING Investment Management
                               Advisors B.V.
ING Internet Fund II.........  ING Investment Management
                               Advisors B.V.
ING Balanced Fund............  Furman Selz Capital
                               Management LLC
ING Emerging Markets Equity
  Fund.......................  Baring Asset Management,
                               Inc./ Baring International
                               Investment Limited/Baring
                               Asset Management (Asia)
                               Limited
ING Global Real Estate
  Fund.......................  ING Investment Management
                               Advisors B.V./CRA Real Estate
                               Securities, L.P.
ING Quality of Life Fund.....  ING Investment Management
                               Advisors B.V.

------------------------------

* Prior to October 31, 1999, Baring Asset Management, Inc. acted as sub-adviser to the ING Small Cap Growth Fund.

     Baring Asset Management, Inc. Baring Asset Management, Inc. ("BAMI") serves as sub-adviser to the ING Large Cap Growth Fund and as co-sub-adviser, with Baring International Investment Limited ("BIIL") and Baring Asset Management (Asia) Limited ("BAML"), to the ING International Equity Fund and the ING Emerging Markets Equity Fund. BAMI is located at 125 High Street, Boston, MA 02110. BIIL is located at 155 Bishopsgate, London, England EC2M 3XY. BAML is located at 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong. BAMI, BIIL and BAML, each a wholly-owned subsidiary of Baring Asset Management Holdings Limited ("BAMHL") provide investment management services to

ING FUNDS TRUST                                                               35
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clients located around the world. BAMHL, a global company registered in England and Wales, is the parent of the worldwide group of investment management firms that operate under the collective name Baring Asset Management (the "BAM Group").

     The BAM Group provides global investment management services and maintains major investment offices in Boston, London, Hong Kong and Tokyo, and together with its predecessor corporation was founded in 1762. The BAM Group provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 1999, the BAM Group managed approximately $56 billion of assets.

     ING Investment Management LLC. ING Investment Management LLC ("IIM") serves as sub-adviser to the ING Growth and Income Fund. IIM is located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327. IIM is engaged in the business of providing investment advice to portfolios which, as of December 31, 1999, were valued at $28.6 billion. IIM also advises other registered investment companies.

     ING Investment Management Advisors B.V. ING Investment Management Advisors B.V. ("IIMA") serves as sub-adviser to the ING Global Brand Names Fund, the ING European Equity Fund, the ING Global Information Technology Fund, the ING Internet Fund, the ING Global Communications Fund, the ING Internet Fund II and the ING Quality of Life Fund. IIMA also serves as co-sub-adviser with CRA Real Estate Securities, L.P. to the ING Global Real Estate Fund. IIMA is located at Schenkkade 65, 2595 AS The Hague, The Netherlands. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Group. IIMA operates under the collective management of ING Investment Management which has assets under management of $150 billion as of December 31, 1999.

     Furman Selz Capital Management LLC. Furman Selz Capital Management LLC ("FSCM") serves as sub-adviser to the ING Mid Cap Growth Fund, the ING Small Cap Growth Fund, the ING Focus Fund and the ING Balanced Fund. In conjunction with its Delta Asset Management division, FSCM also sub-advises the ING Tax Efficient Equity Value Fund. FSCM is located at 230 Park Avenue, New York, NY 10169. FSCM is engaged in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 1999, were valued at approximately $10.03 billion.

     Delta Asset Management. Delta Asset Management ("Delta") is a division of Furman Selz Capital Management LLC ("FSCM"). Delta, through FSCM, serves as sub-adviser to the ING Tax Efficient Equity Fund and, in conjunction with FSCM, sub-advises the ING Tax Efficient Equity Value Fund. Delta is located at 333 South Grand Avenue, Los Angeles, CA 90071, and provides investment advice through FSCM to institutional and individual client accounts which, as of December 31, 1999, were valued at approximately $5.72 billion.

     CRA Real Estate Securities, L.P. CRA Real Estate Securities, L.P ("CRA") serves as co-sub-adviser to the ING Global Real Estate Fund. CRA is located at 259 Radnor-Chester Road, Radnor, PA 19087. CRA is in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 1999 were valued at approximately $1.42 billion.

     Portfolio Managers. The following individuals are primarily responsible for the day-to-day management of each Fund's portfolio:

     ING Large Cap Growth Fund. Mr. William Thomas has primary responsibility for managing the Fund and is head of a nine-member team of investment professionals. The team has an average of 18 years investment experience. Mr. Thomas has been an investment professional with BAMI since 1987 and has over 27 years of investment experience.

     ING Growth & Income Fund. Mr. Martin Jansen and Mr. David Kushner have primary responsibility for managing the Fund and co-head a six-member team of investment professionals. Mr. Jansen and Mr. Kushner have been employed by IIMA and IIM, respectively, as investment professionals since 1997 and they each have 20 years of investment experience.

     ING Mid Cap Growth Fund. Mr. Matthew Price and Mr. David Campbell have primary responsibility for managing the Fund and co-head a four-member team of investment professionals. The average experience of the team is 25 years. Messrs. Price and Campbell have been investment professionals with FSCM since 1990 and each has over 19 years of experience.

     ING Small Cap Growth Fund. Mr. George J. Paoletti has primary responsibility for managing the Fund. Mr. Paoletti has been employed by FSCM since 1999 and has 7 years of investment experience. Before joining FSCM, Mr. Paoletti was a portfolio manager with Morgan Stanley Dean Witter Advisors (1997-1999), a senior equity analyst with Fred Alger Management (1995-1997) and an equity analyst with Off Wall Street Consulting (1992-1995).

     ING Global Brand Names Fund. Mr. Herman Kleeven has primary responsibility for managing the Fund. Mr. Kleeven has been employed by IIMA and its affiliates since 1997 and has seven years of investment experience. Before joining IIMA and its affiliates, Mr. Kleeven was a portfolio manager for Robeco Group, Rotterdam, The Netherlands.

 36                                                              ING FUNDS TRUST
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     ING International Equity Fund. Mr. James Williams and Mr. Hayes Miller have primary responsibility for managing the Fund and co-head a six-member team of investment professionals. The team utilizes the resources of the regional equity teams of the co-Sub-Advisers. The average experience of the team is 23 years. Mr. Williams has been an investment professional with BIIL and its affiliates since 1975 and has over 28 years of investment experience. Mr. Miller has been an investment professional with BIIL since 1994 and has 20 years of investment experience.

     ING European Equity Fund. Mr. Adrian van Tiggelen has primary responsibility for managing the Fund and heads an eight-member team of investment professionals. The average experience of the team is nine years. Mr. Van Tiggelen has been employed by IIMA and its affiliates since 1988 and has eleven years of investment experience.

     ING Tax Efficient Equity Fund. Mr. Robert Sandroni, Mr. Carl Goldsmith and Ms. Marla K. Ryan have primary responsibility for managing the Fund. Mr. Sandroni and Mr. Goldsmith have been investment professionals with Delta, a division of FSCM, since 1991 and each has over 20 years of investment experience. Ms. Ryan has been an investment professional with Delta since 1998 and has over 10 years of investment experience.

     ING Tax Efficient Equity Value Fund. Mr. Robert Sandroni, Mr. Carl Goldsmith and Ms. Marla K. Ryan of Delta, a division of FSCM, have primary responsibility for managing the Fund's large capitalization securities. Mr. Sandroni and Mr. Goldsmith have been investment professionals with Delta since 1991 and each have over 20 years of investment experience. Ms. Ryan has been an investment professional with Delta since 1998 and has over 10 years of investment experience. Mr. John Morosani and Mr. Edward Cimilluca of FSCM have primary responsibility for managing the Fund's small-and mid-capitalization securities. Mr. Morosani has been an investment professional with FSCM since June 1999 and has over 22 years of investment experience. Mr. Cimilluca has been an investment professional with FSCM since June 1999 and has over 30 years of investment experience.

     ING Focus Fund. Mr. Adrian Jones and Mr. Michael Kass have primary responsibility for managing the Fund. Mr. Jones has been an investment professional with FSCM since 1996 and has 12 years of investment experience. Mr. Kass has been an investment professional with FSCM since 1996 and has thirteen years of investment experience. Prior to 1996, Mr. Kass was an investment professional with FSCM for five years in the Proprietary Asset Management Division.

     ING Global Information Technology Fund. Mr. Guy Uding has primary responsibility for managing the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

     ING Global Communications Fund. Mr. Daniel Hayes has primary responsibility in managing the Fund. Mr. Hayes has been employed by IIMA and its affiliates since 1998 and has ten years of investment experience.

     ING Internet Fund. Mr. Guy Uding has primary responsibility for managing the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

     ING Internet Fund II. Mr. Guy Uding has primary responsibility for the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

     ING Balanced Fund. Mr. Robert Schonbrunn, Mr. Alan Segars, Mr. Adrian Jones and Mr. Michael Kass, a team of investment professionals with an average of 17 years of investment experience, manage the Fund. Messrs. Schonbrunn and Segars are responsible for the fixed income portion of the Fund and Messrs. Jones and Kass are responsible for the equity portion of the Fund. Mr. Schonbrunn has been an investment professional with FSCM since 1985 and has 32 years of investment experience. Mr. Segars has been an investment professional with FSCM since 1993 and has 30 years of investment experience. Mr. Jones has been an investment professional with FSCM since 1996 and has 12 years of investment experience. Mr. Kass has been an investment professional with FSCM since 1996 and has 13 years of investment experience.

     ING Emerging Markets Equity Fund. Mr. Rory Landman heads a team of 22 investment professionals in managing the Fund in conjunction with the regional equity teams of the Co-Sub-Advisers. Mr. Landman has been an investment professional with BIIL since 1994 and has 13 years of investment experience.

     ING Global Real Estate Fund. Mr. Michael Lipsch heads a team of investment professionals with responsibility for managing the non U.S. securities held by the Fund. Mr. Lipsch has been with IIMA since 1997 and has 10 years of investment experience. Prior to joining IIMA, Mr. Lipsch was a portfolio manager for the Shell pension fund in The Hague, The Netherlands. With regard to the management of the U.S. securities held by the Fund, Kenneth
     D. Campbell

ING FUNDS TRUST                                                               37
--------------------------------------------------------------------------------

     and T. Ritson Ferguson, CFA share primary responsibility. Mr. Campbell has been with CRA and its predecessors since 1969 and has 19 years of investment experience. Mr. Ferguson has been with CRA and its predecessors since 1992 and has seven years of investment experience.

     ING Quality of Life Fund. A team of two investment professionals, led by Mr. Herman Kleeven, manages the Fund. This team is supported by the global equity team of IIMA and its affiliates. Mr. Kleeven has been employed by IIMA and its affiliates since 1997 and has seven years of investment experience. Before joining IIMA and its affiliates, Mr. Kleeven was a portfolio manager for Robeco Group, Rotterdam, The Netherlands.

                              PRICING ALTERNATIVES

     The Funds offer a choice of five share classes, each with its own sales load and expense structure, allowing you to invest in the way that best suits your needs. Class A, Class B and Class C shares are offered in this Prospectus. Class X and Class I shares are offered under separate prospectuses. The Class X shares has different sales charges and other expenses, which may affect performance, and may be purchased only by certain qualified investors (including, but not limited to, IRAs, Roth IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). The Class I shares are sold without an initial sales charge and also are not subject to any Rule 12b-1 fees, shareholder servicing fees or account servicing fees. The Class I shares may be purchased only by (i) retirement plans affiliated with ING Group, and (ii) ING Group and its affiliates for purposes of corporate cash management. Each share class represents an ownership interest in the same investment portfolio. When you choose your class of shares you should consider the size of your investment and how long you plan to hold your shares.

     For example, if you select Class A shares, you generally pay a sales load at the time of purchase. If you buy Class A shares, you will also be subject to a distribution fee of 0.50% and a shareholder servicing fee of 0.25%. You may be eligible for a sales load reduction or waiver.

     If you select Class B or C shares, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% and a shareholder servicing fee of 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than purchasing the Class A shares and paying an initial sales load. In addition, you may be subject to a deferred sales load when you sell Class B or Class C shares.

     The Funds' shares are distributed by ING Funds Distributor, Inc. (the "Distributor"), an affiliate of the Investment Manager. The Funds' shares may be sold by retail broker-dealers that are under common control with the Funds. As of the date of this Prospectus, such broker-dealers are Compulife Investor Services, Inc., IFG Network Securities, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, VESTAX Securities Corporation, ING Barings Furman Selz LLC and ING Barings LLC.

 38                                                              ING FUNDS TRUST
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     The table below summarizes key features of the pricing alternatives available through this Prospectus.

------------------------------------------------------------------------------------------
                               CLASS A                CLASS B                CLASS C
------------------------------------------------------------------------------------------
  Availability           Available directly     Available directly     Available directly
                         from the Funds or      from the Funds or      from the Funds or
                         through authorized     through authorized     through authorized
                         securities dealers     securities dealers     securities dealers
                         or investment          or investment          or investment
                         advisors.              advisors.              advisors.
------------------------------------------------------------------------------------------
  Initial Sales Load?    Yes. Payable at        No. Entire purchase    No. Entire purchase
                         time of purchase.      price is invested      price is invested
                         Lower sales loads      in shares of the       in shares of the
                         are available for      Fund.                  Fund.
                         larger investments.
------------------------------------------------------------------------------------------
  Deferred Sales         No. (May be charged    Yes. Payable if you    Yes. Payable if you
  Load?                  for purchases over     redeem within six      redeem within one
                         $1 million that are    years of purchase.     year of purchase.
                         redeemed within one
                         year.)
------------------------------------------------------------------------------------------
  Redemption Fee?        No.                    No.                    No.
------------------------------------------------------------------------------------------
  Maintenance and        0.25% Shareholder      0.25% Shareholder      0.25% Shareholder
  Distribution Fees?     Servicing Fee;         Servicing Fee;         Servicing Fee;
                         0.50% Distribution     0.75% Distribution     0.75% Distribution
                         Fee under a Rule       Fee under a Rule       Fee under a Rule
                         12b-1 Plan.            12b-1 Plan.            12b-1 Plan.
------------------------------------------------------------------------------------------
  Conversion to Class    Not Applicable.        Yes, automatically     No.
  A Shares?                                     after eight years.
------------------------------------------------------------------------------------------

 CLASS A SHARES -- INITIAL SALES LOAD ALTERNATIVE

     If you select Class A shares, you will pay a sales load at the time of purchase according to the following schedules:

                                  STOCK FUNDS

                                                             DEALER
                                                          COMPENSATION
                         SALES LOAD       SALES LOAD       AS A % OF
                         AS A % OF         AS A % OF        OFFERING
YOUR INVESTMENT        OFFERING PRICE   YOUR INVESTMENT      PRICE
---------------        --------------   ---------------   ------------
Less than $50,000....      5.75%             6.10%           5.00%
$50,000 but less than
  $100,000...........      4.75%             4.99%           4.00%
$100,000 but less
  than $250,000......      3.75%             3.90%           3.00%
$250,000 but less
  than $500,000......      2.75%             2.83%           2.25%
$500,000 but less
  than $1,000,000....      2.00%             2.04%           1.60%
$1,000,000 and
  over *.............       None              None           1.00%

------------------------------

* If you invest $1,000,000 or more in Class A shares, the Distributor normally pays the dealer compensation of 1% of the purchase price of the shares to the dealer from its own resources at the time of the investment. Although you will not pay an initial sales load, if you redeem your shares within one year after purchase, you may be charged a deferred sales load of 1% of the lesser of the original cost of the shares being redeemed or your redemption proceeds.

     The deferred sales load relating to Class A shares will be reduced or waived in the same circumstances as described for Class B shares below.

     No initial sales load is applied to Class A shares of any Fund that you purchase through the reinvestment of dividends or distributions.

     A reduced or waived sales load on a purchase of Class A shares may apply for purchases under a "Right of Accumulation" or "Letter of Intent." The Right of Accumulation permits you to pay the sales load that would apply to the cost or value (whichever is higher) of all shares you own in the ING Funds at the time of your current purchase. A Letter of Intent permits you to pay the sales load that would be applicable if you add up all shares of the ING Funds that you agree to buy within a 13-month period. Of the Letter of Intent amount, 5% will be held in escrow to cover additional sales charges which may be due if your total investments over the 13 month period are not sufficient to qualify for a sales charge reduction. Certain restrictions

ING FUNDS TRUST                                                               39
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apply. In order for the sales charge reductions to be effective under either of these programs, the Transfer Agent must be notified of the reduction request when the purchase order is placed. Additional information concerning these programs can be obtained from the Funds by calling 1-877-INFO-ING.

     With regard to Funds that charge an initial sales load, the initial sales load on Class A shares is waived with respect to the following types of investments:

     - Purchases by the Investment Manager, ING Group or any affiliated company, including employee benefit plans established by any such entity.

     - Purchases by officers, directors, trustees and employees of the Funds, the Investment Manager and their affiliates, including members of the immediate families of such individuals.

     - Purchases by broker-dealers who have a sales agreement with the Distributor and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

     - Purchases by clients of broker-dealers, investment advisers, third-party administrators or consultants that have entered into an agreement with the Distributor providing for the use of Fund shares in investment products or services made available to their clients.

     - Purchases by employees of firms providing the Funds or their affiliates with legal, administrative, marketing or other services, including members of the immediate families of such individuals.

     - Purchases paid for with the proceeds of shares redeemed in the prior 180 days from another mutual fund on which an initial sales load or CDSL was paid.

     - Purchases by 401(k) plans and other defined contribution plans with at least 25 eligible employees; 403(b)(7) or 457 plans under ERISA; and non-qualified deferred compensation plans.

     - Purchases constituting loan repayments by a retirement plan participant.

     - Purchases by former participants in a qualified retirement plan, where a portion of the plan was invested in the Funds.

     - Purchases under arrangements between the Distributor and organizations which make recommendations to or permit group solicitations of its employees, members or participants.

     If you redeem Class A shares and within 90 days buy new shares of the same class, you will not pay a sales load on the new purchase amount and you will receive a credit for any CDSL paid. If such reinstated shares are then redeemed within one year of the initial purchase, the CDSL will be imposed upon the redemption. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact the Funds at 1-877-INFO-ING.

 CLASS B SHARES -- DEFERRED SALES LOAD ALTERNATIVE

     If you select Class B shares, you do not pay an initial sales load at the time of purchase. However, if you redeem your Class B shares within 6 years after purchase, you may be required to pay a deferred sales load. You will also pay distribution fees of 0.75% and shareholder servicing fees of 0.25% each year. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than purchasing the Class A shares and paying an initial sales load. The Distributor uses the money that it receives from the deferred sales loads and the distribution fees to cover the costs of marketing, advertising and compensating the securities dealer who assists you in purchasing Fund shares. Although Class B shares are sold without an initial sales load, the Distributor normally pays a sales commission of 4.00% of the purchase price of Class B shares to the dealer from its own resources at the time of sale.

     If you redeem Class B shares within 6 years after purchase, you may be charged a deferred sales load. The amount of the load gradually decreases as you hold your shares over time, according to the following schedule:

REDEMPTION DURING                          SALES LOAD*
-----------------                          -----------
1st year after purchase..................       5%
2nd year after purchase..................       4%
3rd year after purchase..................       4%
4th year after purchase..................       3%
5th year after purchase..................       2%
6th year after purchase..................       1%
Thereafter...............................     NONE

------------------------------

* The sales load will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired through reinvestment of dividends or distributions are not subject to a deferred sales load.

     The deferred sales load relating to Class B shares will be waived in certain circumstances, such as:

     - Mandated minimum post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old.

     - Redemptions resulting from shareholder death or disability as long as the waiver request is made within one year of death or disability or, if later, reasonably promptly following completion of probate.

 40                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

     - Redemptions through the Systematic Withdrawal Plan of up to 10% per year of the initial account balance, which must be at least equal to $20,000.

     - Redemptions resulting from closure by the Fund of the account in which shares are held.

     To determine whether the Class B CDSL applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares held for over six years; and (iii) shares in the order they were purchased (such that shares held the longest are redeemed first). In the table above, a "year" is a 12 month period. All purchases are considered to have been made on the business day of the month in which the purchase was made.

     Your Class B shares convert automatically into Class A shares eight years after purchase. Any Class B shares received through reinvestment of dividends or distributions paid on converting shares will also convert at that time. Class A shares are subject to lower annual expenses than Class B shares. The conversion of Class B shares to Class A shares is not a taxable event for federal income tax purposes.

     If you redeem Class B shares and within 90 days buy new shares of the same class, you will receive a credit for any CDSL paid. If such reinstated shares are then redeemed within six years of the initial purchase, the CDSL will be imposed upon the redemption. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact the Funds at 1-877-INFO-ING.

 CLASS C SHARES -- LEVEL SALES LOAD ALTERNATIVE

     If you select Class C shares, you do not pay an initial sales load at the time of purchase. However, if you redeem your Class C shares within one year after purchase, you may be required to pay a deferred sales load. You will also pay distribution fees of 0.75% and shareholder servicing fees of 0.25% each year. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than purchasing the Class A shares and paying an initial sales load. The Distributor uses the money that it receives from the deferred sales loads and the distribution fees to cover the costs of marketing, advertising and compensating the securities dealer who assists you in purchasing Fund shares. Although Class C shares are sold without an initial sales load, the Distributor normally pays a sales commission of 1.00% of the purchase price of Class C shares to the dealer from its own resources at the time of sale.

     If you redeem Class C shares within one year after purchase, you may be charged a deferred sales load of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. You will not be charged a deferred sales load when you redeem shares that you acquire through reinvestment of Fund dividends or distributions. The deferred sales load relating to Class C shares will be reduced or waived in the same circumstances as described for Class B shares above.

     Class C shares do not offer a conversion privilege.

     If you redeem Class C shares and within 90 days buy new shares of the same class, you will receive a credit for any CDSL paid. If such reinstated shares are then redeemed within one year of the initial purchase, the CDSL will be imposed upon the redemption. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact the Funds at 1-877-INFO-ING.

                             HOW TO PURCHASE SHARES

     Orders for the purchase of shares of the Funds will be executed at the net asset value per share plus any applicable sales load ("the public offering price") next determined after an order has been received. The public offering price of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time) on each day the Exchange is open for business.

     The minimum initial investment in a Fund is $2,000 ($1,000 for an IRA investment or any qualified plan). Any subsequent investments must be at least $50, including an IRA or qualified plan investment. The Distributor may waive these minimums from time to time. All initial investments should be accompanied by a completed Account Application. An Account Application accompanies this Prospectus. A separate application is required for an IRA or qualified plan investor. All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. Shares of the Funds may be purchased by investors for retirement and non-retirement accounts.

     When you purchase shares of a Fund, please specify the class of shares that you wish to purchase. If you do not choose a class of shares, then your investment will be made in Class A shares. The Funds reserve the right to reject any purchase order. The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies,

ING FUNDS TRUST                                                              41
--------------------------------------------------------------------------------

banks, credit unions and thrift companies. Personal third party checks and non-U.S. checks will not be accepted. All initial investments may be made using any of the following methods:

  By Mail                         Send your completed and signed application and check
                                  payable to ING Funds Trust by regular mail to:
                                  ING Funds
                                    P.O. Box 219416
                                    Kansas City, MO 64121-9416
                                  Or by express, registered, or certified mail to:
                                  ING Funds
                                    c/o NFDS
                                    330 W. 9th Street
                                    Kansas City, MO 64105
  Through an Authorized Broker    Contact your broker or investment adviser for
  or Investment Adviser           instructions on purchasing shares through their
                                  organizations. These organizations may impose additional
                                  requirements and charges for the services rendered.
  By Wire                         First contact the Funds at 1-877-INFO-ING to obtain a
                                  fund account number and reference number for the wire.
                                  Then contact your bank and request it to wire federal
                                  funds to the applicable Fund. Your bank will normally
                                  charge you a fee for handling the transaction. The
                                  following wire instructions should be used:
                                    State Street Bank and Trust Company
                                    ABA 101003621
                                    A/C # 890-756-095-8
                                    Credit to [insert the ING Fund name]
                                    For Account of [insert your ING Fund account number]

     You may purchase additional shares after your account has been established using any of the following methods:

  By Mail                         Send a check payable to ING Funds Trust, along with a
                                  remittance slip from a confirmation statement or with a
                                  letter of instructions including your account number and
                                  Fund name, to the appropriate address listed above.
  Through an Authorized Broker    Contact your broker or investment adviser.
  or Investment Adviser
  By Wire                         Follow the instructions above for initial investments by
                                  wire.
  ING Funds 24/7 Audio            Provided your bank is an ACH member, you may initiate a
  Response and Internet           purchase of Fund shares by transferring funds from your
  Transactions*                   pre- designated bank account by one of the following
                                  methods:
                                  - access your account via the ING Funds Audio Response
                                    system by calling the Funds at 1-877-INFO-ING and
                                    selecting option 1, or
                                  - access your account via our ING Web Site at
                                    www.ingfunds.com.
  * A personal identification
  number and a pre-designated     If you did not select this option on your account
  bank account are required to    application, you may obtain the necessary authorization
  use these services.             form by calling the Funds at the above phone number. If
                                  you have selected this option, but have not yet activated
                                  a personal identification number, please contact the
                                  Funds at the above phone number. Your bank may charge you
                                  a fee for handling these transactions.

 42                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

  ING Auto-Asset Accumulation     This plan permits you to purchase Fund shares (minimum of
  Plan                            $50 per transaction) at regular intervals by transferring
                                  funds from your bank account. Call the Funds at
                                  1-877-INFO-ING to obtain the necessary authorization
                                  form. The Funds reserve the right upon 30 days' written
                                  notice to make reasonable charges for this service.
  Direct Deposit Plans            These plans permit you to purchase Fund shares (minimum
                                  of $50 per transaction) by having your employer
                                  automatically transfer a portion of your paycheck to the
                                  Funds. Social security recipients may have all or a
                                  portion of their social security check transferred
                                  automatically to purchase Fund shares. You may call the
                                  Funds at 1-877-INFO-ING to obtain the necessary
                                  authorization form. The Funds reserve the right upon 30
                                  days' written notice to make reasonable charges for this
                                  service.

     IRA investments made through the ING Auto-Asset Accumulation Plan or Direct Deposit Plans will be treated as current year contributions only. Prior year contributions through the ING Auto-Asset Accumulation Plan or Direct Deposit Plans are prohibited. IRA investments cannot exceed Internal Revenue Service stated maximums for investing in a calendar year. It is the account holder's responsibility to ensure that their account(s) are within these maximum investment guidelines.

                              HOW TO REDEEM SHARES

     You may redeem your shares, in whole or in part, on each day a Fund is valued. Shares will be redeemed without charge (except for any applicable CDSL) at the net asset value next determined after a redemption request in good order has been received by the Funds. In the instance where you own more than one class of shares and the class of shares being redeemed are not subject to the CDSL, those shares with the highest Rule 12b-1 fee will be redeemed in full prior to any redemption of shares with a lower Rule 12b-1 fee.

     When purchases are made by check in any Fund, redemption proceeds will be made available immediately upon clearance of the purchase check, which may take up to 15 calendar days. You may avoid this delay by investing through wire transfers of federal funds.

     Once your shares are redeemed, the Funds will ordinarily send the proceeds by check to you at the address of record on the next business day. To ensure acceptance of your redemption request, it is important to follow the procedures described below. If you purchased your shares through an Authorized Broker or Investment Adviser, please contact them to inquire which redemption methods are available to you. Under certain circumstances described below, a signature guarantee may be required. You may redeem your shares using any of the following methods:

  By Mail                         Send your letter of instructions for redemption to the
                                  appropriate address. By regular mail to:
                                    ING Funds
                                    P.O. Box 219416
                                    Kansas City, MO 64121-9416
                                  Or by express, registered or certified mail to:
                                    ING Funds
                                    c/o NFDS
                                    330 W. 9th Street
                                    Kansas City, MO 64105
                                  Your letter of instructions must include:
                                  - the name of the Fund and account number you are
                                    redeeming from
                                  - your name(s) and address as they appear on your account
                                  - the dollar amount or number of shares you wish to
                                    redeem
                                  - your signature(s) as it appears on your account
                                  - a signature guarantee, if required (see below)
                                  - additional information may be required for redemptions
                                    from

ING FUNDS TRUST                                                               43
--------------------------------------------------------------------------------

                                       IRAs or other retirement plans. Please call the
                                       Funds at 1-877-INFO-ING for instructions.
                                  If you have a pre-designated bank account on file, you
                                  may request to have your redemption proceeds wired
                                  directly into your bank account. If we do not have bank
                                  instructions on your account, or if you would like the
                                  proceeds to be sent to another account, a signature
                                  guarantee will be required.
  By Telephone                    The telephone redemption privilege is available unless
                                  you specifically decline this option on your Account
                                  Application. To request a telephone redemption, call a
                                  Fund's representative at 1-877-INFO-ING and be prepared
                                  to give the representative your account number, social
                                  security number and account registration, the Fund name
                                  from which you are redeeming shares, and the amount to be
                                  redeemed. Your redemption proceeds will be wired to your
                                  predesignated bank account. If no pre-designated bank
                                  account is on file, a check will be sent to your address
                                  of record. If you did not complete the bank account
                                  information section on your application at the time of
                                  your initial purchase, you may obtain the necessary
                                  authorization form by contacting a Fund's representative
                                  at the above phone number. Telephone redemptions will be
                                  suspended for a period of 15 days following an address
                                  change. Your bank may charge you a fee for receiving a
                                  wire payment on your behalf. This feature is not
                                  available to IRAs or other retirement plans.
 Through an Authorized Broker     You may redeem your shares by contacting your authorized
 or Investment Adviser            broker or investment advisor and instructing him or her
                                  to redeem your shares. Your representative will then
                                  contact the Funds and place a redemption trade on your
                                  behalf. These organizations may impose certain
                                  restrictions on redemptions and may charge you a fee for
                                  the transaction.
  By Systematic Withdrawal        You may arrange to receive automatic cash payments
  Plan                            (minimum $50) periodically. Call 1-877-INFO-ING for more
                                  information and an enrollment form.
  ING Funds 24/7 Audio            Provided your bank is an ACH member, you may request that
  Response and Internet           redemption proceeds (minimum $500 per day) be transferred
  Transactions*                   from your Fund account to your pre-designated bank
                                  account by one of the following methods:
                                  - access your account via the ING Funds Audio Response
                                    system by calling the Funds at 1-877-INFO-ING and
                                    selecting option 1, or
                                  - access your account via our ING Web Site at
                                    www.ingfunds.com.
                                  Holders of jointly registered Fund or bank accounts may
                                  not redeem more than $250,000 within any 30-day period
                                  under this procedure. If you did not select this option
                                  on your account application, you may obtain the necessary
  * A personal identification     authorization form by calling the Funds at the above
  number and a pre-designated     phone number. If you have selected this option, but have
  bank account are required to    not yet activated a personal identification number,
  use these services.             please contact the Funds at the above phone number. Your
                                  bank may charge you a fee for handling these
                                  transactions. This feature is not available to IRAs or
                                  other retirement plans.

 44                                                              ING FUNDS TRUST
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  Optional Insurance Benefit      Insurance companies, including certain companies
                                  affiliated with the Manager, may make certain life
                                  insurance coverage available to persons on whose behalf
                                  shares of the Funds are purchased. The benefits of this
                                  coverage payable at death will be related to the amounts
                                  paid to purchase shares and to the value of the shares
                                  held for the benefit of the insured persons. If you
                                  purchase such life insurance coverage, you will be
                                  required to authorize periodic redemptions of Fund shares
                                  to pay the premiums for such coverage. These redemptions
                                  will not be subject to CDSLs, but will have the same tax
                                  consequences as any other Fund redemptions. Certain
                                  restrictions apply. Call 1-877-INFO-ING for more
                                  information and application forms for this program.

     The Funds reserve the right to redeem in kind. That is, the Funds may honor redemption requests with readily marketable portfolio securities instead of cash if during any 90-day period redemptions exceed the lesser of $250,000 or 1% of the net assets of the redeeming Fund at the beginning of such period. You may incur transaction costs associated with converting these securities to cash.

     Due to the high costs of maintaining small accounts, the Funds may ask that you increase your account balance if (1) the value of your account falls below $500 for three consecutive months as a result of redemptions or exchanges, and
(2) your account has been in existence for at least one year and you have not made any additional purchases in the account within the preceding six calendar months. If the account balance remains below the minimum requirement for 60 days after you are notified, the Funds may close your account and send you the redemption proceeds.

     Signature Guarantees. A signature guarantee is designed to protect the investor, the Funds and their agents by verifying the signature of certain investors seeking to redeem, transfer, or exchange shares of the Funds. Signature guarantees are required for:

     - redemptions by mail in excess of $50,000;

     - redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered;

     - redemptions requesting proceeds to be sent by wire to other than the bank of record for the account;

     - redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 15 days;

     - requests to transfer the registration of shares to another owner;

     - telephone exchange and telephone redemption authorization forms;

     - changes in previously designated wiring instructions; or

     - redemptions or exchanges of shares previously reported as lost/abandoned property, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record.

     The foregoing requirements may be waived or modified upon notice to shareholders.

     Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," contact the Funds at 1-877-INFO-ING.

                               EXCHANGE PRIVILEGE

     Except as described below, Class A shares of any Fund may be exchanged for Class A shares of any other Fund. Any sales load previously paid on the shares being exchanged will be credited toward the sales load payable on the shares being acquired.

     Except as described below, Class B shares and Class C shares of a Fund, as well as Class A shares subject to a contingent deferred sales load, may be exchanged, based on the per share net asset values, for the same class of shares of any other Fund. You will receive credit for the period of time you held the shares being exchanged when determining whether the acquired shares, when redeemed, will be subject to a contingent deferred sales load.

     Your exchange will be processed at the next determined net asset value (or offering price, if there is a sales load) after the Funds receive your request. A new account opened by exchange must be established with the same name(s), address and social security number as the existing account.

ING FUNDS TRUST                                                               45
--------------------------------------------------------------------------------

     You may only exchange shares into a Fund which is authorized for sale in your state of residence. The Funds may limit each account to eight exchanges per calendar year. The Funds may change or discontinue the exchange privilege after giving you 60 days' prior notice. An exchange of shares is a taxable event on which you may realize a gain or loss. You may exchange shares using any of the following methods:

  By Telephone                    You are automatically eligible to exchange shares by
                                  telephone unless you specifically decline this option on
                                  your Account Application. To speak with a service
                                  representative, call 1-877-INFO-ING. Be prepared to
                                  provide the representative with the following
                                  information:
                                  - your account number, social security number and account
                                    registration
                                  - the name of the Fund from and the Fund into which you
                                    wish to make the exchange
                                  - the dollar amount or the number of shares you wish to
                                    exchange
                                  Telephone exchanges will be suspended for a period of ten
                                  days following an address change.
  By Mail                         Send a letter of instructions to the Funds which includes
                                  the following information:
                                  - the name of the Fund and the account number you are
                                    exchanging from
                                  - your name(s), address and social security number
                                  - the dollar amount or number of shares you wish to
                                    exchange
                                  - the name of the Fund you are exchanging into
                                  - your signature(s) as it appears on your account
                                  Send your instructions by regular mail to:
                                    ING Funds
                                    P.O. Box 219416
                                    Kansas City, MO 64121-9416
                                  Or by express, registered or certified mail to:
                                    ING Funds
                                    c/o NFDS
                                    330 W. 9th Street
                                    Kansas City, MO 64105
  ING Funds 24/7 Audio            You may initiate an exchange transaction by one of the
  Response and Internet           following methods:
  Transactions*
                                  - access your account via the ING Funds Audio Response
                                    system by calling the Funds at 1-877-INFO-ING and
                                    selecting option 1, or
                                  - access your account via our ING Web Site at
                                  www.ingfunds.com.
  * A personal identification     If you did not select this option on your account
  number is required to use       application, you may obtain the necessary authorization
  these services.                 form by calling the Funds at the above phone number. If
                                  you have selected this option, but have not yet activated
                                  a personal identification number, please contact the
                                  Funds at the above phone number.
  Auto-Exchange Privilege         The Auto-Exchange Privilege enables you to invest
                                  regularly, in exchange for shares of a Fund, in shares of
                                  other Funds of which you are a shareholder. The amount
                                  designated ($50 minimum) will be exchanged automatically
                                  according to the schedule you have selected. The right to
                                  exercise this privilege may be changed or terminated by
                                  the Funds upon 60 days' prior notice. For more
                                  information on this privilege or to obtain an
                                  Auto-ExchangePrivilege Authorization Form, call the Funds
                                  at 1-877-INFO-ING.

 46                                                              ING FUNDS TRUST
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                               PRICING OF SHARES

     Each of the Funds prices its shares based on its net asset value. The Funds value portfolio securities for which market quotations are readily available at market price. These Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that a Fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because some of the Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

     Each Fund determines the net asset value of its shares as of the close of the NYSE (normally 4:00 p.m., Eastern time) on each day the NYSE is open for business. The price at which a purchase or redemption is effected is based on the next calculation of a Fund's net asset value after the order is placed.

                          DIVIDENDS AND DISTRIBUTIONS

     Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). Each of the Funds will declare and pay these dividends annually, except for the ING Growth & Income Fund, ING Global Real Estate Fund and the ING Balanced Fund, which will declare and pay dividends quarterly. In addition, each Fund intends to distribute, at least annually, substantially all of its net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

     Dividends and distributions will be reinvested in additional shares of a Fund at net asset value unless you elect to receive such dividends and distributions in cash. If you redeem all or a portion of Fund shares prior to a dividend payment date, you will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

     If you elect to receive distributions in cash and the post office cannot deliver your checks or if you do not cash your checks within six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the reinvestment option. You will not receive interest on the amount of your uncashed checks.

     You may also elect to automatically invest dividends and distributions paid by a Fund in shares of any other ING Fund of which you are a shareholder. Shares of the other Fund will be purchased at that Fund's then-current net asset value.

     You may also elect to transfer electronically dividends and distributions paid by a Fund to your designated bank account if your financial institution is an Automated Clearing House member. Banks may charge a fee for the service.

     The elections described above may be made either on the Account Application or by calling the Fund at 1-877-INFO-ING.

                                     TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. By so qualifying, each Fund generally will not be subject to federal income tax to the extent that it distributes investment company taxable income and net realized capital gains in the manner required under the Code.

     Distributions by a Fund of its taxable net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. Such distributions are treated as dividends for federal income tax purposes but may qualify for the 70% dividends-received deduction for corporate shareholders. Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable as long-term capital gains, regardless of the length of time you have held your shares.

     Distributions will be treated in the same manner for federal income tax purposes whether you receive them in cash or reinvest them in additional shares of the Fund. In

ING FUNDS TRUST                                                               47
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general, distributions by a Fund are taxable to you in the year in which the distributions are made. However, certain distributions made during January will be treated as having been paid by a Fund and received by you on December 31 of the preceding year.

     Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent any Fund is liable for foreign income taxes withheld at the source, each Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid, but there can be no assurance that any Fund will be able to do so.

     A redemption or an exchange of shares is a taxable transaction on which you may realize a gain or loss. Any gain or loss realized upon the sale or other disposition of shares of a Fund generally will be a capital gain or loss which will be long-term or short-term depending on how long you have held the shares. Any loss realized upon a sale or disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions received on such shares.

     Under the backup withholding rules of the Code, you may be subject to 31% withholding of federal income tax on ordinary income dividends paid by a Fund. In order to avoid this backup withholding, you must provide the Funds with a correct taxpayer identification number or certify that you are otherwise exempt from or not subject to backup withholding.

     You will be notified annually as to the federal tax status of distributions made by the Funds in which you invest. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes. You should consult your own tax advisor as to the federal, state and local tax consequences of investing in shares of the Funds in your particular circumstances.

                  MORE INFORMATION ABOUT STRATEGIES AND RISKS

     A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques used by the Funds, see the Statement of Additional Information. Unless indicated otherwise, the following descriptions apply to all Funds.

     Many of the investment techniques and strategies discussed in this Prospectus and in the Statement of Additional Information are discretionary, which means that the Investment Manager or Sub-Adviser can decide whether to use them or not. The Investment Manager or Sub-Adviser may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

     Temporary Defensive Strategies (All Funds). When the Investment Manager or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies. Under such circumstances, up to 100% of the Fund's assets may be invested in investment grade fixed income securities (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services), money market securities, certificates of deposit, bankers' acceptances, commercial paper or in any other securities which in either the Investment Manager's or Sub-Adviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

     Investments in Foreign Securities (All Funds). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

     Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions or to help protect the Fund against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

 48                                                              ING FUNDS TRUST
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     Emerging Market Investments (ING International Equity Fund and ING Emerging Markets Equity Fund). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

     Corporate and Municipal Debt Securities (All Funds). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

     Initial Public Offerings (All Funds). A significant portion of a Fund's return may be attributable to its investment in initial public offerings. When a Fund's asset base is small, the impact of such investments on a Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

     U.S. Government Securities (All Funds). Some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

     Convertible Securities (All Funds). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

     Other Investment Companies (All Funds). Each Fund may invest up to 10% of its assets in other unaffiliated investment companies. There is no limit with regard to investments in affiliated investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

     Restricted and Illiquid Securities (All Funds). Each Fund may invest up to 15% of its net assets in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

     Mortgage-Related Securities (All Funds). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

     Asset-Backed Securities (All Funds). Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities often do not contain the benefit of a complete security interest in the related collateral. The risks associated with asset-backed securities may be reduced

ING FUNDS TRUST                                                               49
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by the addition of credit enhancements such as a bank letter of credit or a third-party guarantee.

     Derivatives (All Funds). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, so please check the description of the Fund's policies found in the Statement of Additional Information. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

     Dollar Roll Transactions (All Funds). The Funds may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds' use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities.

     Repurchase Agreements (All Funds). Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

     Lending Portfolio Securities (All Funds). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

     Borrowing (All Funds). Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     Reverse Repurchase Agreements (All Funds). A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase a Fund's yield; however, such transactions may result in a shareholder's loss of principal.

     Short Sales (ING International Equity Fund and ING Emerging Markets Equity
Fund). A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

     Investments in Small- and Mid-Capitalization Companies (All Funds). The Funds may invest in small and mid capitalization companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements

 50                                                              ING FUNDS TRUST
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than securities of larger, more established growth companies or the market averages in general.

     Non-diversified Investment Companies (ING Global Brand Names Funds, ING Focus Fund, ING Global Real Estate Fund, ING Internet Fund, ING Internet Fund II and ING Quality of Life Fund). Certain Funds are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

     Concentration (ING Global Information Technology Fund, ING Global Communications Fund, ING Internet Fund, ING Internet Fund II, ING Global Real Estate Fund and ING Quality of Life Fund). Certain Funds "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     Fundamental and Non-Fundamental Policies (All Funds). Unless otherwise stated, all investment objectives and policies are non-fundamental and may be amended without shareholder approval.

     Percentage Investment Limitations (All Funds). Unless otherwise stated, percentage limitations in this prospectus apply at the time of investment.

     Portfolio Turnover (All Funds). Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

ING FUNDS TRUST                                                               51
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                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Funds' financial performance for the fiscal period ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). Past performance does not guarantee future results. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request. Because the following Funds had not commenced operations prior to October 31, 1999, financial highlights are not presented for ING Tax Efficient Equity Value Fund, ING Global Communications Fund, ING Internet Fund II, ING Balanced Fund, ING Emerging Markets Equity Fund, ING Global Real Estate Fund and ING Quality of Life Fund.

ING LARGE CAP GROWTH FUND

For a share of beneficial interest outstanding throughout the period:

                                                              CLASS A SHARES(1)   CLASS B SHARES(1)   CLASS C SHARES(1)
                                                              -----------------   -----------------   -----------------
Net asset value per share, beginning of period..............       $ 10.00             $10.00              $ 10.00
From investment operations:
  Net investment loss.......................................         (0.04)             (0.04)               (0.03)
  Net realized and unrealized gain..........................          1.84               1.79                 1.77
                                                                   -------             ------              -------
  Total from investment operations..........................          1.80               1.75                 1.74
                                                                   -------             ------              -------
Distributions paid from investment income...................            --                 --                   --
                                                                   -------             ------              -------
Net asset value per share, end of period....................       $ 11.80             $11.75              $ 11.74
Net assets, end of period (in thousands)....................       $37,517             $3,900              $10,692
Total investment return at net asset value(2)(3)............         18.00%             17.50%               17.40%
Ratios to average net assets(4):
  Net expenses..............................................          1.28%              1.93%                1.93%
  Gross expenses............................................          2.39%              2.69%                2.67%
  Net investment loss.......................................         -0.41%             -1.14%               -1.13%
Portfolio turnover rate(3)..................................         61.71%             61.71%               61.71%

------------------------------

(1) Class A, B and C shares commenced operations on December 15, 1998.

(2) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable sales loads with respect to Class A shares or the applicable contingent deferred sales loads with respect to Class B and C shares. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(3) Not annualized.

(4) Annualized.

 52                                                              ING FUNDS TRUST
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ING GROWTH & INCOME FUND

For a share of beneficial interest outstanding throughout the period:

                                                              CLASS A SHARES(1)   CLASS B SHARES(1)   CLASS C SHARES(1)
                                                              -----------------   -----------------   -----------------
Net asset value per share, beginning of period..............       $ 10.00             $10.00              $10.00
From investment operations:
  Net investment income (loss)..............................          0.01              (0.03)              (0.02)
  Net realized and unrealized gain..........................          1.42               1.41                1.40
                                                                   -------             ------              ------
  Total from investment operations..........................          1.43               1.38                1.38
                                                                   -------             ------              ------
Distributions paid from investment income...................         (0.01)             (0.02)              (0.00)*
                                                                   -------             ------              ------
Net asset value per share, end of period....................       $ 11.42             $11.36              $11.38
Net assets, end of period (in thousands)....................       $34,964             $1,132              $  855
Total investment return at net asset value(2)(3)............         14.34%             13.79%              13.81%
Ratios to average net assets(4):
  Net expenses..............................................          1.28%              1.93%               1.93%
  Gross expenses............................................          2.37%              2.67%               2.68%
  Net investment income (loss)..............................          0.14%             -0.61%              -0.61%
Portfolio turnover rate(3)..................................         32.44%             32.44%              32.44%

------------------------------

(1) Class A, B and C shares commenced operations on December 15, 1998.

(2) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable sales loads with respect to Class A shares or the applicable contingent deferred sales loads with respect to Class B and C shares. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(3) Not annualized.

(4) Annualized.

*   Amount represents less than $0.01.

ING MID CAP GROWTH FUND

For a share of beneficial interest outstanding throughout the period:

                                                              CLASS A SHARES(1)   CLASS B SHARES(1)   CLASS C SHARES(1)
                                                              -----------------   -----------------   -----------------
Net asset value per share, beginning of period..............       $ 10.00             $10.00              $10.00
From investment operations:
  Net investment loss.......................................         (0.03)             (0.05)              (0.06)
  Net realized and unrealized gain..........................          0.42               0.38                0.39
                                                                   -------             ------              ------
  Total from investment operations..........................          0.39               0.33                0.33
                                                                   -------             ------              ------
Distributions paid from investment income...................            --                 --                  --
                                                                   -------             ------              ------
Net asset value per share, end of period....................       $ 10.39             $10.33              $10.33
Net assets, end of period (in thousands)....................       $28,042             $  653              $  391
Total investment return at net asset value(2)(3)............          3.90%              3.30%               3.30%
Ratios to average net assets(4):
  Net expenses..............................................          1.35%              1.99%               1.99%
  Gross expenses............................................          2.68%              2.82%               2.82%
  Net investment loss.......................................         -0.35%             -1.42%              -1.45%
Portfolio turnover rate(3)..................................         41.27%             41.27%              41.27%

------------------------------

(1) Class A, B and C shares commenced operations on December 15, 1998.

(2) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable sales loads with respect to Class A shares or the applicable contingent deferred sales loads with respect to Class B and C shares. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(3) Not annualized.

(4) Annualized.

ING FUNDS TRUST                                                               53
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ING SMALL CAP GROWTH FUND

For a share of beneficial interest outstanding throughout the period:

                                                              CLASS A SHARES(1)   CLASS B SHARES(1)   CLASS C SHARES(1)
                                                              -----------------   -----------------   -----------------
Net asset value per share, beginning of period..............       $ 10.00             $10.00              $10.00
From investment operations:
  Net investment loss.......................................         (0.08)             (0.08)              (0.08)
  Net realized and unrealized gain..........................          1.40               1.34                1.34
                                                                   -------             ------              ------
  Total from investment operations..........................          1.32               1.26                1.26
                                                                   -------             ------              ------
Distributions paid from investment income...................            --                 --                  --
                                                                   -------             ------              ------
Net asset value per share, end of period....................       $ 11.32             $11.26              $11.26
Net assets, end of period (in thousands)....................       $29,860             $  761              $  423
Total investment return at net asset value(2)(3)............         13.20%             12.60%              12.60%
Ratios to average net assets(4):
  Net expenses..............................................          1.34%              1.99%               1.99%
  Gross expenses............................................          2.67%              2.97%               3.01%
  Net investment loss.......................................         -0.89%             -1.64%              -1.66%
Portfolio turnover rate(3)..................................        139.12%            139.12%             139.12%

------------------------------

(1) Class A, B and C shares commenced operations on December 15, 1998.

(2) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable sales loads with respect to Class A shares or the applicable contingent deferred sales loads with respect to Class B and C shares. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(3) Not annualized.

(4) Annualized.

ING GLOBAL BRAND NAMES FUND

For a share of beneficial interest outstanding throughout the period:

                                                              CLASS A SHARES(1)   CLASS B SHARES(1)   CLASS C SHARES(1)
                                                              -----------------   -----------------   -----------------
Net asset value per share, beginning of period..............       $ 10.00             $10.00              $10.00
From investment operations:
  Net investment loss.......................................         (0.02)             (0.04)              (0.06)
  Net realized and unrealized gain(2).......................          1.59               1.54                1.57
                                                                   -------             ------              ------
  Total from investment operations..........................          1.57               1.50                1.51
                                                                   -------             ------              ------
Distributions paid from investment income...................            --                 --                  --
                                                                   -------             ------              ------
Net asset value per share, end of period....................       $ 11.57             $11.50              $11.51
Net assets, end of period (in thousands)....................       $35,376             $2,841              $7,548
Total investment return at net asset value(3)(4)............         15.70%             15.00%              15.10%
Ratios to average net assets(5):
  Net expenses..............................................          1.48%              2.14%               2.13%
  Gross expenses............................................          2.68%              2.93%               2.93%
  Net Investment loss.......................................         -0.18%             -0.97%              -0.78%
Portfolio turnover rate(4)..................................         11.09%             11.09%              11.09%

------------------------------

(1) Class A, B and C shares commenced operations on December 15, 1998.

(2) Includes gains and losses on foreign currency transactions.

(3) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable sales loads with respect to Class A shares or the applicable contingent deferred sales loads with respect to Class B and C shares. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(4) Not annualized.

(5) Annualized.

 54                                                              ING FUNDS TRUST
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ING INTERNATIONAL EQUITY FUND

For a share of beneficial interest outstanding throughout the period:

                                                              CLASS A SHARES(1)   CLASS B SHARES(1)   CLASS C SHARES(1)
                                                              -----------------   -----------------   -----------------
Net asset value per share, beginning of period..............       $ 10.00             $10.00              $10.00
From investment operations:
  Net investment income (loss)..............................          0.04              (0.01)              (0.01)
  Net realized and unrealized gain(2).......................          1.78               1.77                1.77
                                                                   -------             ------              ------
  Total from investment operations..........................          1.82               1.76                1.76
                                                                   -------             ------              ------
Distributions paid from investment income...................            --                 --                  --
                                                                   -------             ------              ------
Net asset value per share, end of period....................       $ 11.82             $11.76              $11.76
Net assets, end of period (in thousands)....................       $32,106             $  680              $  417
Total investment return at net asset value(3)(4)............         18.20%             17.60%              17.60%
Ratios to average net assets(5):
  Net expenses..............................................          1.59%              2.23%               2.20%
  Gross expenses............................................          3.04%              3.30%               3.39%
  Net investment income (loss)..............................          0.44%             -0.32%              -0.59%
Portfolio turnover rate(4)..................................        105.44%            105.44%             105.44%

------------------------------

(1) Class A, B and C shares commenced operations on December 15, 1998.

(2) Includes gains and losses on foreign currency transactions.

(3) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable sales loads with respect to Class A shares or the applicable contingent deferred sales loads with respect to Class B and C shares. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(4) Not annualized.

(5) Annualized.

ING EUROPEAN EQUITY FUND

For a share of beneficial interest outstanding throughout the period:

                                                              CLASS A SHARES(1)   CLASS B SHARES(1)   CLASS C SHARES(1)
                                                              -----------------   -----------------   -----------------
Net asset value per share, beginning of period..............       $ 10.00             $10.00              $10.00
From investment operations:
  Net investment income (loss)..............................          0.04               0.00*              (0.01)
  Net realized and unrealized gain(2).......................          0.91               0.89                0.90
                                                                   -------             ------              ------
  Total from investment operations..........................          0.95               0.89                0.89
                                                                   -------             ------              ------
Distributions paid from investment income...................            --                 --                  --
                                                                   -------             ------              ------
Net asset value per share, end of period....................       $ 10.95             $10.89              $10.89
Net assets, end of period (in thousands)....................       $28,746             $  849              $   62
Total investment return at net asset value(3)(4)............          9.50%              8.90%               8.90%
Ratios to average net assets(5):
  Net expenses..............................................          1.61%              2.27%               2.26%
  Gross expenses............................................          3.06%              3.35%               3.34%
  Net investment income (loss)..............................          0.48%             -0.08%              -0.15%
Portfolio turnover rate(4)..................................         62.91%             62.91%              62.91%

------------------------------

(1) Class A, B and C shares commenced operations on December 15, 1998.

(2) Includes gains and losses on foreign currency transactions.

(3) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable sales loads with respect to Class A shares or the applicable contingent deferred sales loads with respect to Class B and C shares. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(4) Not annualized.

(5) Annualized.

*   Amount represents less than $0.01.

ING FUNDS TRUST                                                               55
--------------------------------------------------------------------------------

ING TAX EFFICIENT EQUITY FUND

For a share of beneficial interest outstanding throughout the period:

                                                              CLASS A SHARES(1)   CLASS B SHARES(1)   CLASS C SHARES(1)
                                                              -----------------   -----------------   -----------------
Net asset value per share, beginning of period..............       $ 10.00             $10.00              $10.00
From investment operations:
  Net investment income (loss)..............................          0.04              (0.01)               0.00*
  Net realized and unrealized gain..........................          1.95               1.97                1.92
                                                                   -------             ------              ------
  Total from investment operations..........................          1.99               1.96                1.92
                                                                   -------             ------              ------
Distributions paid from investment income...................            --                 --                  --
                                                                   -------             ------              ------
Net asset value per share, end of period....................       $ 11.99             $11.96              $11.92
Net assets, end of period (in thousands)....................       $45,714             $7,059              $1,222
Total investment return at net asset value(2)(3)............         19.90%             19.60%              19.20%
Ratios to average net assets(4):
  Net expenses..............................................          1.28%              1.95%               1.97%
  Gross expenses............................................          2.40%              2.66%               2.64%
  Net investment income (loss)..............................          0.49%             -0.14%              -0.14%
Portfolio turnover rate(3)..................................          8.51%              8.51%               8.51%

------------------------------

(1) Class A, B and C shares commenced operations on December 15, 1998.

(2) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable sales loads with respect to Class A shares or the applicable contingent deferred sales loads with respect to Class B and C shares. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(3) Not annualized.

(4) Annualized.

*   Amount represents less than $0.01.

ING FOCUS FUND

For a share of beneficial interest outstanding throughout the period:

                                                              CLASS A SHARES(1)   CLASS B SHARES(1)   CLASS C SHARES(1)
                                                              -----------------   -----------------   -----------------
Net asset value per share, beginning of period..............       $ 10.00             $10.00              $10.00
From investment operations:
  Net investment loss.......................................         (0.02)             (0.03)              (0.03)
  Net realized and unrealized gain..........................          2.56               2.51                2.50
                                                                   -------             ------              ------
  Total from investment operations..........................          2.54               2.48                2.47
                                                                   -------             ------              ------
Distributions paid from investment income...................            --                 --                  --
                                                                   -------             ------              ------
Net asset value per share, end of period....................       $ 12.54             $12.48              $12.47
Net assets, end of period (in thousands)....................       $35,783             $2,984              $  976
Total investment return at net asset value(2)(3)............         25.40%             24.80%              24.70%
Ratios to average net assets(4):
  Net expenses..............................................          1.34%              1.99%               1.99%
  Gross expenses............................................          2.60%              2.92%               2.92%
  Net investment loss.......................................         -0.25%             -0.88%              -0.87%
Portfolio turnover rate(3)..................................         95.71%             95.71%              95.71%

------------------------------

(1) Class A, B and C shares commenced operations on December 15, 1998.

(2) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable sales loads with respect to Class A shares or the applicable contingent deferred sales loads with respect to Class B and C shares. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(3) Not annualized.

(4) Annualized.

 56                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

ING GLOBAL INFORMATION TECHNOLOGY FUND

For a share of beneficial interest outstanding throughout the period:

                                                              CLASS A SHARES(1)   CLASS B SHARES(1)   CLASS C SHARES(1)
                                                              -----------------   -----------------   -----------------
Net asset value per share, beginning of period..............       $ 10.00             $10.00              $10.00
From investment operations:
  Net investment loss.......................................         (0.13)             (0.08)              (0.05)
  Net realized and unrealized gain(2).......................          7.51               7.36                7.33
                                                                   -------             ------              ------
  Total from investment operations..........................          7.38               7.28                7.28
                                                                   -------             ------              ------
Distributions paid from investment income...................            --                 --                  --
                                                                   -------             ------              ------
Net asset value per share, end of period....................       $ 17.38             $17.28              $17.28
Net assets, end of period (in thousands)....................       $54,798             $5,964              $2,102
Total investment return at net asset value(3)(4)............         73.80%             72.80%              72.80%
Ratios to average net assets(5):
  Net expenses..............................................          1.57%              2.25%               2.24%
  Gross expenses............................................          2.95%              3.22%               3.20%
  Net investment loss.......................................         -1.29%             -2.04%              -2.05%
Portfolio turnover rate(4)..................................         56.88%             56.88%              56.88%

------------------------------

(1) Class A, B and C shares commenced operations on December 15, 1998.

(2) Includes gains and losses on foreign currency transactions.

(3) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable sales loads with respect to Class A shares or the applicable contingent deferred sales loads with respect to Class B and C shares. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(4) Not annualized.

(5) Annualized.

ING INTERNET FUND

For a share of beneficial interest outstanding throughout the period:

                                                              CLASS A SHARES(1)   CLASS B SHARES(1)   CLASS C SHARES(1)
                                                              -----------------   -----------------   -----------------
Net asset value per share, beginning of period..............       $ 10.00             $ 10.00             $10.00
From investment operations:
  Net investment loss.......................................         (0.03)              (0.03)             (0.03)
  Net realized and unrealized gain(2).......................          2.70                2.66               2.66
                                                                   -------             -------             ------
  Total from investment operations..........................          2.67                2.63               2.63
                                                                   -------             -------             ------
Distributions paid from investment income...................            --                  --                 --
                                                                   -------             -------             ------
Net asset value per share, end of period....................       $ 12.67             $ 12.63             $12.63
Net assets, end of period (in thousands)....................       $35,798             $14,869             $5,290
Total investment return at net asset value(3)(4)............         26.70%              26.30%             26.30%
Ratios to average net assets(5):
  Net expenses..............................................          1.54%               2.17%              2.18%
  Gross expenses............................................          3.35%               3.75%              3.79%
  Net investment loss.......................................         -1.15%              -1.88%             -1.88%
Portfolio turnover rate(4)..................................         22.08%              22.08%             22.08%

------------------------------

(1) Class A, B and C shares commenced operations on July 1, 1999.

(2) Includes gains and losses on foreign currency transactions.

(3) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable sales loads with respect to Class A shares or the applicable contingent deferred sales loads with respect to Class B and C shares. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(4) Not annualized.

(5) Annualized.

INVESTMENT MANAGER

ING Mutual Funds Management Co. LLC
1475 Dunwoody Drive
West Chester,  PA 19380-1478

SUB-ADVISERS

Baring Asset Management, Inc.
125 High Street
Boston, MA 02110

Baring International Investment Limited
155 Bishopgate
London, England EC2M 3XY

Baring Asset Management (Asia) Limited
19/F Edinburgh Tower, The Landmark,
15 Queens Road, Central, Hong Kong

ING Investment Management Advisors B.V.
Schenkkade 65, 2595 AS
The Hague, The Netherlands

ING Investment Management LLC
5780 Powers Ferry Road, N.W., Suite 300
Atlanta, GA 30327

Furman Selz Capital Management LLC
230 Park Avenue
New York, NY 10169

Delta Asset Management
333 South Grand Avenue
Los Angeles, CA  90071

CRA Real Estate Securities, L.P.
259 Radnor-Chester Road
Radnor, PA  19087

DISTRIBUTOR

ING Funds Distributor, Inc.
1475 Dunwoody Drive
West Chester,  PA 19380-1478

CUSTODIAN

State Street Bank and Trust Company
801 Pennsylvania Street
Kansas City, MO 64105

TRANSFER AGENT

DST Systems, Inc.
333 W. 11th Street
Kansas City, MO 64105

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY  10019

LEGAL COUNSEL

Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, NY  10019-6064


Additional information about the Funds is included in the Statement of Additional Information ("SAI") dated February 28, 2000, as amended or supplemented from time to time, which is incorporated by reference in its entirety. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call 1-877-INFO-ING.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site can be obtained for a fee by writing to: Securities and Exchange Commission, Public Reference Section, Washington D.C. 20549-6009.

Investment Company Act File No. 811-08895

ING FUNDS PROSPECTUS
February 28, 2000

CLASS A, B & C SHARES



BOND FUNDS
         ING Intermediate Bond Fund
         ING High Yield Bond Fund
         ING International Bond Fund
         ING Mortgage Income Fund
         ING National Tax-Exempt Bond Fund
         ING Stable Value Fund



         This Prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records. Although these securities have been registered with the Securities and Exchange Commission, the Commission has not judged them for investment merit and does not guarantee the accuracy or adequacy of the information in this Prospectus.
Anyone who informs you otherwise is committing a criminal offense.

                                                  [INSERT ING [LION LOGO] FUNDS]

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
FUNDS AT A GLANCE...........................................    1
BOND FUNDS..................................................    2
  ING Intermediate Bond Fund................................    2
  ING High Yield Bond Fund..................................    3
  ING International Bond Fund...............................    5
  ING Mortgage Income Fund..................................    7
  ING National Tax-Exempt Bond Fund.........................    8
  ING Stable Value Fund.....................................    9
FEES AND EXPENSES...........................................   11
MANAGEMENT OF THE FUNDS.....................................   14
PRICING ALTERNATIVES........................................   15
HOW TO PURCHASE SHARES......................................   18
HOW TO REDEEM SHARES........................................   20
EXCHANGE PRIVILEGE..........................................   23
PRICING OF SHARES...........................................   24
DIVIDENDS AND DISTRIBUTIONS.................................   25
TAXES.......................................................   26
MORE INFORMATION ABOUT STRATEGIES AND RISKS.................   26
FINANCIAL HIGHLIGHTS........................................   30

ING FUNDS TRUST                                                                1
--------------------------------------------------------------------------------

                               FUNDS AT A GLANCE

 ING INTERMEDIATE BOND FUND

     Investment Objective. A high level of current income consistent with the preservation of capital and liquidity.

     Main Investments. A diversified portfolio of debt securities, with a minimum average portfolio quality being investment grade, as discussed herein, and a dollar-weighted average maturity generally ranging between three and ten years.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. Investor demand, changes in the financial condition of issuers of securities, and general economic conditions, among other factors, may affect the market value and yield of the Fund's securities.

 ING HIGH YIELD BOND FUND

     Investment Objective.  A high level of current income and total return.

     Main Investments. A diversified portfolio of high yield (high risk) debt securities that are unrated or rated below investment grade, as discussed herein.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. Lower-rated securities may be subject to wider fluctuations in yield and market value than higher-rated securities. The market for high yield securities may be less liquid than the markets for higher-rated securities, which may have an adverse effect on the market value of certain securities.

 ING INTERNATIONAL BOND FUND

     Investment Objective.  High total return.

     Main Investments. A non-diversified portfolio of investment grade debt securities of issuers located throughout the world, not including the United States.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations, and maintaining a non-diversified portfolio. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations).

 ING MORTGAGE INCOME FUND

     Investment Objective. Long-term income consistent with the preservation of capital.

     Main Investments. A diversified portfolio of mortgage-backed securities rated at least "A" or the equivalent.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. The Fund's mortgage-backed securities also will be subject to prepayment risk, which is the risk that the principal on the underlying mortgage loans may be prepaid at any time, and extension risk, which is the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time.

 ING NATIONAL TAX-EXEMPT BOND FUND

     Investment Objective. A high level of current income that is exempt from federal income taxes, consistent with the preservation of capital.

     Main Investments. A diversified portfolio of investment grade debt securities of municipal issuers, the interest from which is exempt from federal income taxes.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. Investor demand, changes in the financial condition of issuers of securities, and general economic conditions, among other factors, may affect the market value and yield of the Fund's securities.

 ING STABLE VALUE FUND

     Investment Objective. A higher level of current income than that of a money market fund, while seeking to preserve capital and maintain a stable net asset value per share.

     Main Investments. A diversified portfolio of debt securities, with a minimum average portfolio quality of at least "A" and a dollar-weighted average duration generally ranging between two and one-half years and four and one-half years.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. Although the Fund will enter into wrapper agreements with highly rated financial institutions, such as banks or insurance companies, which are utilized to stabilize the net asset value of the Fund, there is no assurance that the Fund will be able to maintain a perfectly stable net asset value.

 2                                                               ING FUNDS TRUST
--------------------------------------------------------------------------------

                                   BOND FUNDS

 ING INTERMEDIATE BOND FUND

     Investment Objective. The Fund seeks to provide investors with a high level of current income consistent with the preservation of capital and liquidity.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of debt securities which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. Although the Fund may invest a portion of its assets in high yield (high risk) debt securities rated below investment grade, the Fund will seek to maintain a minimum average portfolio quality rating of at least investment grade. The dollar-weighted average maturity of the Fund will generally range between three and ten years.

     The Fund may invest the remainder of its assets in: convertible securities and preferred stocks; U.S. Government securities, securities of foreign governments and supranational organizations, and high-quality money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objective; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Fund may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Fund may also sell securities short and may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Fund's assets may be invested in mortgage-backed securities and asset-backed debt securities.

     In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, five step investment process which uses fundamental economic and market research to identify bond market sectors and individual securities expected to provide above-average returns. The five steps are:

     - First, the Sub-Adviser examines the sensitivity to interest rate movements of the portfolio and of the specific holdings of the portfolio to position the Fund in a way that attempts to maximize return while minimizing volatility.

     - Second, the Sub-Adviser reviews yields relative to maturity and risk of bonds to determine the risk/reward characteristics of bonds of different maturity classes.

     - Third, the Sub-Adviser identifies sectors that offer attractive value relative to other sectors.

     - Fourth, the Sub-Adviser selects securities within identified sectors that offer attractive value relative to other securities within their sectors.

     - Finally, the Sub-Adviser seeks trading opportunities to take advantage of market inefficiencies to purchase bonds at prices below their calculated value.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease.

     - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

       Interest Rate Risk -- In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

       Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

       Default Risk -- An issuer of a security may default on its obligation to pay principal and/or interest.

       Credit Risk -- An issuer of a security may have its credit rating downgraded, which would negatively impact the price of such security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

       Call or Prepayment Risk. -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

       Extension Risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby

ING FUNDS TRUST                                                                3
--------------------------------------------------------------------------------

       locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

     - Risk of High Yield Bonds. High yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. Certain high yield bonds, such as zero coupon, deferred interest and payment-in-kind bonds, are issued at deep discounts and may experience greater volatility in market value. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

     - Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the underlying security, as well as credit risk with respect to the counterparty to the derivative instrument. The use of derivatives may reduce returns.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance.

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

[CLASS A ANNUAL RETURN BAR CHART]

                                                       INTERMEDIATE BOND FUND
                                                       ----------------------
1999                                                         -0.94%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 9/30/99).......   1.17%
---------------------------------------------------
Worst Quarter (quarter ended 6/30/99)......  -1.85%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.

 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                                     LEHMAN BROS.
                                                      AGGREGATE
                       CLASS A   CLASS B   CLASS C     INDEX(2)
                       -------   -------   -------   ------------
1 Year...............   -5.67%    -6.28%    -2.61%      -2.15%
-----------------------------------------------------------------
Since Inception
(12/15/98)...........   -5.53     -5.38     -1.74       -2.43

------------------------------

 (1) Total returns reflect the deduction of the applicable initial sales load or contingent deferred sales load.

 (2) The Lehman Bros. Aggregate Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. Government, and investment grade mortgage-backed and corporate debt securities.

 ING HIGH YIELD BOND FUND

     Investment Objective. The Fund seeks to provide investors with a high level of current income and total return.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of high yield (high risk) bonds. High yield bonds are debt securities that are not rated by a nationally recognized statistical rating organization or are rated below investment grade (for example, rated below BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating organization. The Fund defines high yield bonds to include bank loans, payment-in-kind securities, fixed, variable, floating rate and deferred interest debt obligations, zero coupon bonds, mortgage-backed and asset-backed debt obligations, structured debt obligations and convertible bonds, provided they are unrated or rated below investment grade. In evaluating the quality of a particular high yield bond for investment by the Fund, the Sub-Adviser does not rely exclusively on ratings assigned by the nationally recognized statistical rating organizations. The Sub-Adviser will utilize a security's credit rating as simply one indication of an issuer's creditworthiness and will principally rely upon its own analysis of any security. However, the Sub-Adviser does not have restrictions on the rating level of the securities in the Fund's portfolio and may purchase and hold securities in default. There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Maturities may very widely depending on the Sub-Adviser's assessment of interest rate trends and other economic or market factors.

     Any remaining assets may be invested in investment grade debt securities; common and preferred stocks; U.S.

 4                                                               ING FUNDS TRUST
--------------------------------------------------------------------------------

Government securities and money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objectives; and debt securities of foreign issuers. The Fund may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Fund may also use options and futures contracts involving securities, securities indices and interest rates.

     The Fund will not purchase any common stocks if, after such purchase, more than 20% of the value of its total assets would be invested in common stocks. The Fund will invest in common stocks in order to attempt to achieve either a combination of its primary and secondary objectives, in which case the common stocks will be dividend-paying, or to achieve its secondary objective, in which case the common stocks may not pay dividends.

     In choosing investments for the Fund, the Sub-Adviser combines extensive company and industry research with relative value analysis to identify high yield bonds expected to provide above-average returns. Relative value analysis is intended to enhance returns by moving from overvalued to undervalued sectors of the bond market. The Sub-Adviser's team approach to decision making includes contributions from individual managers responsible for specific industry sectors.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease.

     - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

       Interest Rate Risk -- In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

       Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

       Default Risk -- An issuer of a security may default on its obligation to pay principal and/or interest.

       Credit Risk -- An issuer of a security may have its credit rating downgraded, which would negatively impact the price of such security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

       Call or Prepayment Risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

       Extension Risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

     - Risk of High Yield Bonds. High yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. Certain high yield bonds, such as zero coupon, deferred interest and payment-in-kind bonds, may be issued at deep discounts and may experience greater volatility in market value. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

     - Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the underlying security, as well as credit risk with respect to the counterparty to the derivative instrument. The use of derivatives may reduce returns.

     - Risks of Equity Investments. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance.

ING FUNDS TRUST                                                                5
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

[CLASS A ANNUAL RETURN BAR CHART]

                                                       HIGH YIELD BOND FUND
                                                       --------------------
1999                                                          9.14%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99).......  3.89%
---------------------------------------------------
Worst Quarter (quarter ended 9/30/99).......  0.71%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.

 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                                     LEHMAN BROS.
                                                      HIGH YIELD
                       CLASS A   CLASS B   CLASS C     INDEX(2)
                       -------   -------   -------   ------------
1 Year...............   3.96%     3.22%     7.33%        2.39%
-----------------------------------------------------------------
Since Inception
(12/15/98)...........   4.22      4.47      8.39         2.59

------------------------------

 (1) Total returns reflect the deduction of the applicable initial sales load or contingent deferred sales load.

 (2) The Lehman Bros. High Yield Index is a widely recognized, unmanaged index of high yield debt securities.

 ING INTERNATIONAL BOND FUND

     Investment Objective. The Fund seeks to provide investors with high total return.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of fixed income securities of international issuers which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. This portion of the portfolio will have investments in at least three different countries outside of the United States. There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Maturities may vary widely depending on the Sub-Advisers' assessment of interest rate trends and other economic or market factors. Fixed income securities eligible for purchase by the Fund consist of:

     - securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities;

     - corporate bonds and debentures rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services);

     - obligations of supranational entities;

     - repurchase agreements involving the foregoing securities;

     - loan participations;

     - short-term commercial paper of U.S. or foreign issuers rated in the highest two rating categories by a nationally recognized statistical rating organization; and

     - swap agreements.

     Any remaining assets of the Fund may be invested in securities denominated in U.S. dollars or foreign currencies which are rated below investment grade (for example, rated below BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated; U.S. Government securities; obligations of commercial banks, savings and loan institutions, and U.S. and foreign branches of foreign banks that have total assets of $500 million or more as shown on the last published financial statements at the time of investment; mortgage-backed and asset-backed securities rated within the three highest rating categories by a nationally recognized statistical rating organization; receipts; and guaranteed investment contracts. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

     In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined, four step investment process that seeks to identify bond market sectors expected to

 6                                                               ING FUNDS TRUST
--------------------------------------------------------------------------------

provide high and sustainable real rates of return. The four steps are:

     - First, the Sub-Adviser performs a comprehensive analysis of the relative value of bond issuances between countries and of currencies to determine the degree of representation of such countries and currencies in the Fund's portfolio;

     - Second, country allocations, as well as currency and maturity weightings, are reviewed by an independent committee within the Sub-Adviser;

     - Third, the Sub-Adviser selects investments within the selected countries and currencies based on comprehensive fundamental analysis; and

     - Finally, in-house traders use specially developed computer programs to efficiently purchase the targeted securities and currencies.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease.

     - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

       Interest Rate Risk -- In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

       Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

       Default Risk -- An issuer of a security may default on its obligation to pay principal and/or interest.

       Credit Risk -- An issuer of a security may have its credit rating downgraded, which would negatively impact the price of such security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

       Call or Prepayment Risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

       Extension Risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the underlying security or currency, as well as credit risk with respect to the counterparty to the derivative instrument. The use of derivatives may reduce returns.

     - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance.

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

ING FUNDS TRUST                                                                7
--------------------------------------------------------------------------------

[CLASS A ANNUAL RETURN BAR CHART]

                                                       INTERNATIONAL BOND FUND
                                                       -----------------------
1999                                                          -12.41%


BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 9/30/99).......   1.25%
---------------------------------------------------
Worst Quarter (quarter ended 3/31/99)......  -6.04%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.

 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                                       SALOMON
                                                        BROS.
                                                     WORLD GOV'T
                                                         BOND
                       CLASS A   CLASS B   CLASS C     INDEX(2)
                       -------   -------   -------   ------------
1 Year...............  -16.59%   -17.27%   -13.75%      -5.07%
-----------------------------------------------------------------
Since Inception
(12/15/98)...........  -16.16    -16.03    -12.64       -5.21

------------------------------

 (1) Total returns reflect the deduction of the applicable initial sales load or contingent deferred sales load.

 (2) The Salomon Bros. World Gov't Bond Index is a widely recognized, unmanaged index of securities issued by foreign governments.

 ING MORTGAGE INCOME FUND

     Investment Objective. The Fund seeks to provide investors with long-term income consistent with the preservation of capital.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement. The Fund may invest in adjustable rate and fixed rate mortgage securities. The Fund's investments will be rated, at the time of investment, "A" or better by a nationally recognized statistical rating organization, or of comparable quality if unrated.

     Any remaining assets of the Fund may be invested in other types of fixed income securities, including, but not limited to, U.S. Government securities, corporate bonds, notes and debentures, asset-backed securities and money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objective. The Fund may also use options and futures contracts involving securities, securities indices and interest rates.

     There are no restrictions on the average maturity of the Fund or on the maturity of any single instrument. Accordingly, the Fund may vary the proportion of its holdings in long- and short-term debt securities in order to reflect its assessment of prospective changes in interest rates even if such action may adversely affect current income. For example, if in the opinion of the Sub-Adviser, interest rates generally are expected to decline, the Fund may sell its shorter term securities and purchase longer term securities in order to benefit from greater expected relative price appreciation; however, the securities sold may have a higher current yield than those being purchased. The success of this strategy will depend on the Sub-Adviser's ability to forecast changes in interest rates. Moreover, the Fund intends to manage its portfolio actively by taking advantage of trading opportunities such as sales of portfolio securities and purchases of higher yielding securities of similar quality due to distortions in normal yield differentials.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease.

 8                                                               ING FUNDS TRUST
--------------------------------------------------------------------------------

     - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

       Interest Rate Risk -- In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

       Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

       Default Risk -- An issuer of a security may default on its obligation to pay principal and/or interest.

       Credit Risk -- An issuer of a security may have its credit rating downgraded, which would negatively impact the price of such security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

       Call or Prepayment Risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

       Extension Risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

     - Derivative Risk. Derivatives are subject to the risk of changes in the market price of the underlying security, as well as credit risk with respect to the counterparty to the derivative instrument. The use of derivatives may reduce returns.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Mortgage Income Fund has not yet commenced operations, there is no performance information included in this Prospectus.

 ING NATIONAL TAX-EXEMPT BOND FUND

     Investment Objective. The Fund seeks to provide investors with a high level of current income that is exempt from federal income taxes, consistent with preservation of capital.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and, as a matter of fundamental policy, invest at least 80% of its total assets in a portfolio of municipal obligations. Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is, in the opinion of bond counsel of the issuer, exempt from federal income tax. Under normal market conditions, the Fund will invest at least 80% of its total assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. Up to 20% of the Fund's total assets may be invested in taxable debt securities when sufficient tax-exempt municipal obligations are not available for purchase. The taxable securities in which the Fund may invest include U.S. Government securities, instruments of U.S. commercial banks or savings and loan institutions which have total assets of $1 billion or more as shown on the last published financial statements at the time of investment, and repurchase agreements involving any of such securities.

     There are no restrictions on the average maturity of the Fund or, on the maturity of any single investment. Maturities may vary widely depending on the Sub-Advisers assessment of interest rate trends and other economic or market factors. The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating, or are of comparable quality if unrated: (i) municipal bonds rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated; (ii) municipal notes receiving the highest rating by such a rating agency; and (iii) tax-exempt commercial paper receiving the highest rating by such a rating agency.

     The Fund may invest in variable and floating rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Fund may also purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the long-term bond or commercial paper ratings stated above. The Fund will not invest more than 15% of its net assets in illiquid securities. The Fund may engage in swap agreements.

     Not more than 25% of the Fund's total assets will be invested in either (i) municipal obligations whose issuers are located in the same state or (ii) municipal obligations the interest on which is derived from revenues of similar type projects. The second restriction does not apply to municipal obligations in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

     In choosing instruments for the Fund, the Sub-Adviser identifies interest rate trends and then sets a target duration

ING FUNDS TRUST                                                                9
--------------------------------------------------------------------------------

and creates the portfolio around such target. The Sub-Adviser analyzes sectors of the municipal bond market to determine the appropriate weighting of such sectors. Individual issues that meet duration and sector criteria are selected on the basis of yield, quality and marketability.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease.

     - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

       Interest Rate Risk -- In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

       Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

       Default Risk -- An issuer of a security may default on its obligation to pay principal and/or interest.

       Credit Risk -- An issuer of a security may have its credit rating downgraded, which would negatively impact the price of such security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

       Call or Prepayment Risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

     - Risk of Municipal Obligations. There could be economic, business or political developments which might affect all municipal obligations of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal obligations payable from revenue on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING National Tax-Exempt Bond Fund commenced operations on November 8, 1999, there is no performance information included in this Prospectus.

 ING STABLE VALUE FUND

     Investment Objective. The Fund seeks to provide investors with a higher level of current income than that of a money market fund, while seeking to preserve capital and maintain a stable net asset value per share.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of fixed income securities of varying short to intermediate-term maturities which at the time of purchase are rated BBB- or better by an nationally recognized statistical rating organization or, if not rated, are determined to be of comparable quality by the Fund's Sub-Adviser at the time of purchase. The Fund will seek to maintain a minimum average portfolio quality rating of "A." The dollar-weighted average duration of the Fund will generally range between two and one-half years and four and one-half years. Duration is a measure of a debt security's average life that reflects the present value of the security's cash flow and, accordingly, is a measure of price sensitivity to interest rate changes. Generally, the longer the duration, the more volatility an investor should expect. Because earlier payments on a debt security have a higher present value, the duration of a security (other than a zero-coupon security) will be less than the security's stated maturity.

     Any remaining assets may be invested in short term investments, including money market fund shares, bankers' acceptances, commercial paper, time deposits, certificates of deposit, and other instruments of foreign and domestic banks and thrift institutions that the Sub-Adviser believes are appropriate in light of the Fund's objective. Money market instruments must be rated within the two highest short-term rating categories by a nationally recognized statistical rating organization or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser at the time of purchase.

     The Fund will also enter into wrapper agreements with highly rated financial institutions, such as banks or insurance companies ("Wrap Providers"), which are utilized to stabilize the net asset value of the Fund (the "Wrapper Agreements"). As a result of the Wrapper Agreements, the Fund's net asset value should be substantially more stable than short to intermediate-term bond funds, though not fixed at $1.00 per share as is the case with money market funds. The reason for this is that the Wrapper Agreements require the Wrap Provider to make payments to the Fund which protect the Fund against declines in the value of its

 10                                                              ING FUNDS TRUST
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securities, whether such declines arise from interest rate changes, certain credit events affecting the securities issuers or, if applicable, credit enhancers of such securities or otherwise. In addition, by investing in a portfolio of securities with a longer duration, the Fund intends to achieve returns higher than that of money market funds over a similar period of time.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will maintain a stable value. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease.

     - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

       Interest Rate Risk -- In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

       Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

       Default Risk -- An issuer of a security may default on its obligation to pay principal and/or interest.

       Credit Risk -- An issuer of a security may have its credit rating downgraded, which would negatively impact the price of such security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

       Call or Prepayment Risk -- An issuer of a security may prepay principal earlier than scheduled, which would force the Fund to reinvest in lower yielding securities.

       Extension Risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

     - Wrapper Risk. The risks of Wrapper Agreements include the possible default by a Wrap Provider, the inability to obtain one or more replacement Wrapper Agreements, the failure of the Wrapper Agreements to cover all securities held by the Fund, the difficulty in valuing Wrapper Agreements due to their illiquid nature and the dependence on a limited number of available Wrap Providers.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Stable Value Fund has not yet commenced operations, there is no performance information included in this Prospectus.

ING FUNDS TRUST                                                               11
--------------------------------------------------------------------------------

                               FEES AND EXPENSES

     The following tables describe the fees and expenses that you will pay if you buy and hold shares of the Funds.

                                                          ING INTERMEDIATE BOND FUND     ING HIGH YIELD BOND FUND
                                                          ---------------------------   ---------------------------
                                                          CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
                                                          -------   -------   -------   -------   -------   -------
SHAREHOLDER FEES (fees paid directly from your
  investment)
Maximum Sales Load Imposed on Purchases (as a percentage
  of offering price)....................................  4.75%      NONE      NONE     4.75%      NONE      NONE
Maximum Sales Load Imposed on Reinvested Dividends (as a
  percentage of offering price).........................   NONE      NONE      NONE      NONE      NONE      NONE
Maximum Contingent Deferred Sales Load (as a percentage
  of the lesser of the net asset value at the time of
  redemption or at the time of purchase)................   NONE(1)  5.00%     1.00%      NONE(1)  5.00%     1.00%
Redemption Fee..........................................   NONE      NONE      NONE      NONE      NONE      NONE
Exchange Fee............................................   NONE      NONE      NONE      NONE      NONE      NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
  deducted from Fund assets)
Management Fees.........................................  0.50%     0.50%     0.50%     0.65%     0.65%     0.65%
Distribution (12b-1) Fees...............................  0.50%     0.75%     0.75%     0.50%     0.75%     0.75%
Shareholder Servicing Fees..............................  0.25%     0.25%     0.25%     0.25%     0.25%     0.25%
Other Expenses..........................................  0.87%     0.89%     0.94%     0.92%     0.99%     1.01%
                                                           ----      ----      ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES...........................  2.12%     2.39%     2.44%     2.32%     2.64%     2.66%
Fee Waiver and/or Reimbursements by Investment
  Manager(2)............................................  1.13%     0.65%     0.70%     1.28%     0.85%     0.87%
                                                           ----      ----      ----      ----      ----      ----
NET EXPENSES............................................  0.99%     1.74%     1.74%     1.04%     1.79%     1.79%
                                                           ====      ====      ====      ====      ====      ====

------------------------------

(1) Under certain circumstances, purchases of Class A shares not subject to an initial sales load will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

(2) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

                                                              ING STABLE VALUE FUND
                                                              ----------------------
                                                              CLASS A       CLASS B
                                                              --------      --------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)...........................................    NONE          NONE
Maximum Sales Load Imposed on Reinvested Dividends (as a
  percentage of offering price).............................    NONE          NONE
Maximum Contingent Deferred Sales Load (as a percentage of
  the lesser of the net asset value at the time of
  redemption or at the time of purchase)....................    NONE          NONE
Redemption Fee..............................................   2.00%(1)      2.00%(1)
Exchange Fee................................................    NONE          NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
  from Fund assets)
Management Fees.............................................   0.40%         0.40%
Distribution (12b-1) Fees...................................   0.50%         0.75%
Shareholder Servicing Fees..................................   0.25%         0.25%
Other Expenses(2)...........................................   0.73%         0.73%
                                                                ----          ----
TOTAL FUND OPERATING EXPENSES...............................   1.88%         2.13%
Fee Waiver and/or Reimbursements by Investment Manager(3)...   0.95%         0.45%
                                                                ----          ----
NET EXPENSES................................................   0.93%         1.68%
                                                                ====          ====

------------------------------

(1) Redemptions made upon certain conditions are not subject to the redemption fee. See "How to Redeem Shares - Redemption Fees" in this Prospectus.

(2) Other expenses are based on estimated amounts for the current fiscal year.

(3) The Investment Manager has entered into expense limitation contracts with the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for the Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

 12                                                              ING FUNDS TRUST
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                                                               ING INTERNATIONAL BOND FUND
                                                              -----------------------------
                                                              CLASS A    CLASS B    CLASS C
                                                              -------    -------    -------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)...........................................  4.75%       NONE       NONE
Maximum Sales Load Imposed on Reinvested Dividends (as a
  percentage of offering price).............................   NONE       NONE       NONE
Maximum Contingent Deferred Sales Load (as a percentage of
  the lesser of the net asset value at the time of
  redemption or at the time of purchase)....................   NONE(1)   5.00%      1.00%
Redemption Fee..............................................   NONE       NONE       NONE
Exchange Fee................................................   NONE       NONE       NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
  from Fund assets)
Management Fees.............................................  1.00%      1.00%      1.00%
Distribution (12b-1) Fees...................................  0.50%      0.75%      0.75%
Shareholder Servicing Fees..................................  0.25%      0.25%      0.25%
Other Expenses..............................................  1.03%      1.01%      1.02%
                                                               ----       ----       ----
TOTAL FUND OPERATING EXPENSES...............................  2.78%      3.01%      3.02%
Fee Waiver and/or Reimbursements by Investment Manager(2)...  1.27%      0.85%      0.86%
                                                               ----       ----       ----
NET EXPENSES................................................  1.51%      2.16%      2.16%
                                                               ====       ====       ====

------------------------------

(1) Under certain circumstances, purchases of Class A shares not subject to an initial sales load will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

(2) The Investment Manager has entered into expense limitation contracts with the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for the Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

                                                                                          ING NATIONAL TAX-EXEMPT
                                                           ING MORTGAGE INCOME FUND              BOND FUND
                                                          ---------------------------   ---------------------------
                                                          CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
                                                          -------   -------   -------   -------   -------   -------
SHAREHOLDER FEES (fees paid directly from your
  investment) Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)...................  4.75%      NONE      NONE     4.75%      NONE      NONE
Maximum Sales Load Imposed on Reinvested Dividends (as a
  percentage of offering price).........................   NONE      NONE      NONE      NONE      NONE      NONE
Maximum Contingent Deferred Sales Load (as a percentage
  of the lesser of the net asset value at the time of
  redemption or at the time of purchase)................   NONE(1)  5.00%     1.00%      NONE(1)  5.00%     1.00%
Redemption Fee..........................................   NONE      NONE      NONE      NONE      NONE      NONE
Exchange Fee............................................   NONE      NONE      NONE      NONE      NONE      NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
  deducted from Fund assets)
Management Fees.........................................  0.50%     0.50%     0.50%     0.50%     0.50%     0.50%
Distribution (12b-1) Fees...............................  0.50%     0.75%     0.75%     0.50%     0.75%     0.75%
Shareholder Servicing Fees..............................  0.25%     0.25%     0.25%     0.25%     0.25%     0.25%
Other Expenses(2).......................................  0.73%     0.73%     0.73%     0.73%     0.73%     0.73%
                                                           ----      ----      ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES...........................  1.98%     2.23%     2.23%     1.98%     2.23%     2.23%
Fee Waiver and/or Reimbursements by Investment
  Manager(3)............................................  1.02%     0.52%     0.52%     1.02%     0.52%     0.52%
                                                           ----      ----      ----      ----      ----      ----
NET EXPENSES............................................  0.96%     1.71%     1.71%     0.96%     1.71%     1.71%
                                                           ====      ====      ====      ====      ====      ====

------------------------------

(1) Under certain circumstances, purchases of Class A shares not subject to an initial sales load will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

(2) Other expenses are based on estimated amounts for the current fiscal year.

(3) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

ING FUNDS TRUST                                                               13
--------------------------------------------------------------------------------

EXAMPLES

     These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each Example assumes that:

     - you invest $10,000 in the Fund for the time period indicated;

     - your investment has a 5% return each year;

     - the Fund's operating expenses remain the same, except for the expiration of the contractual expense limitations on October 31, 2000;

     - you redeem all of your shares at the end of the time period indicated;
       and

     - with regard to the ING Stable Value Fund, the shares redeemed are not subject to the redemption fee.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                             ------        -------        -------        --------
BOND FUNDS
  ING Intermediate Bond Fund
     Class A Shares........................   $572         $1,008         $1,470          $2,743
     Class B Shares........................   $678         $1,091         $1,429          $2,632
     Class C Shares........................   $278         $  701         $1,250          $2,748
  ING High Yield Bond Fund
     Class A Shares........................   $577         $1,054         $1,556          $2,932
     Class B Shares........................   $683         $1,148         $1,539          $2,860
     Class C Shares........................   $283         $  752         $1,348          $2,958
  ING International Bond Fund
     Class A Shares........................   $622         $1,190         $1,782          $3,378
     Class B Shares........................   $721         $1,262         $1,727          $3,249
     Class C Shares........................   $321         $  864         $1,531          $3,313
  ING Mortgage Income Fund
     Class A Shares........................   $569         $  997
     Class B Shares........................   $675         $1,054
     Class C Shares........................   $275         $  654
  ING National Tax-Exempt Bond Fund
     Class A Shares........................   $569         $  977
     Class B Shares........................   $675         $1,054
     Class C Shares........................   $275         $  654
  ING Stable Value Fund
     Class A Shares........................   $ 95         $  502
     Class B Shares........................   $172         $  630

     You would pay the following expenses if you did not redeem your shares:

                                             1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                             ------        -------        -------        --------
BOND FUNDS
  ING Intermediate Bond Fund
     Class A Shares........................   $572         $1,008         $1,470          $2,743
     Class B Shares........................   $178         $  691         $1,229          $2,632
     Class C Shares........................   $178         $  701         $1,250          $2,748
  ING High Yield Bond Fund
     Class A Shares........................   $577         $1,054         $1,556          $2,932
     Class B Shares........................   $183         $  748         $1,339          $2,860
     Class C Shares........................   $183         $  752         $1,348          $2,958
  ING International Bond Fund
     Class A Shares........................   $622         $1,190         $1,782          $3,378
     Class B Shares........................   $221         $  862         $1,527          $3,249
     Class C Shares........................   $221         $  864         $1,531          $3,313

 14                                                              ING FUNDS TRUST
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                                             1 YEAR        3 YEARS
                                             ------        -------
  ING Mortgage Income Fund
     Class A Shares........................   $569         $  977
     Class B Shares........................   $175         $  654
     Class C Shares........................   $175         $  654
  ING National Tax-Exempt Bond Fund
     Class A Shares........................   $569         $  977
     Class B Shares........................   $175         $  654
     Class C Shares........................   $175         $  654
  ING Stable Value Fund
     Class A Shares........................   $ 95         $  502
     Class B Shares........................   $172         $  630

                            MANAGEMENT OF THE FUNDS

     The Investment Manager. ING Mutual Funds Management Co. LLC (the "Investment Manager") serves as each Fund's investment manager. The Investment Manager is a wholly owned indirect subsidiary of ING Groep N.V. ("ING Group") and is registered with the Securities and Exchange Commission. The Investment Manager is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 1999, the Investment Manager managed over $1.23 billion in assets.

     The Investment Manager supervises all aspects of each Fund's operations and provides investment advisory services to the Funds. This includes engaging sub-advisers, as well as monitoring and evaluating the management of the assets of each such Fund by its sub-adviser. The Investment Manager has acted as an investment adviser to mutual funds since 1998. Today, the Investment Manager advises or manages 30 investment portfolios, including the Funds, encompassing a broad range of investment objectives.

     Investment Manager Compensation. The following table shows the aggregate annual advisory fee to be paid by each Fund as a percentage of that Fund's average daily net assets:

FUND                                      ADVISORY FEE
----                                      ------------
ING Intermediate Bond Fund..............     0.50%
ING High Yield Bond Fund................     0.65%
ING International Bond Fund.............     1.00%
ING Mortgage Income Fund................     0.50%
ING National Tax-Exempt Bond Fund.......     0.50%
ING Stable Value Fund...................     0.40%

     Sub-Advisers. The Investment Manager has engaged affiliated investment management firms to act as sub-advisers to each of the Funds (except the ING Stable Value Fund), as indicated in the table below. Each sub-adviser has full investment discretion to make all determinations with respect to the investment of their respective Fund's assets and the purchase and sale of portfolio securities and other investments. Each sub-adviser is a wholly owned indirect subsidiary of ING Group and is registered with the Securities and Exchange Commission.

FUND                                 SUB-ADVISER
----                                 -----------
ING Intermediate Bond
  Fund....................  ING Investment Management LLC
ING High Yield Bond
  Fund....................  ING Investment Management LLC
ING International Bond
  Fund....................  Baring Asset Management,
                            Inc./ Baring International
                            Investment Limited/Baring
                            Asset Management (Asia)
                            Limited
ING Mortgage Income
  Fund....................  ING Investment Management LLC
ING National Tax-Exempt
  Bond Fund...............  Furman Selz Capital
                            Management LLC

     Baring Asset Management, Inc. Baring Asset Management, Inc. ("BAMI") serves as co-sub-adviser, with Baring International Investment Limited ("BIIL") and Baring Asset Management (Asia) Limited ("BAML"), to the ING International Bond Fund. BAMI is located at 125 High Street, Boston, MA 02110. BIIL is located at 155 Bishopsgate, London, England EC2M 3XY. BAML is located at 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong. BAMI, BIIL and BAML, each a wholly-owned subsidiary of Baring Asset Management Holdings Limited ("BAMHL") provide investment management services to clients located around the world. BAMHL, a global company registered in England and Wales, is the parent of the worldwide group of investment management firms that operate under the collective name Baring Asset Management (the "BAM Group").

     The BAM Group provides global investment management services and maintains major investment offices in Boston, London, Hong Kong and Tokyo, and together with its predecessor corporation was founded in 1762. The BAM Group provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 1999, the BAM Group managed approximately $56 billion of assets.

ING FUNDS TRUST                                                               15
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     ING Investment Management LLC. ING Investment Management LLC ("IIM") serves as sub-adviser to the ING Intermediate Bond Fund, the ING High Yield Bond Fund and the ING Mortgage Income Fund. IIM is located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327. IIM is engaged in the business of providing investment advice to portfolios which, as of December 31, 1999, were valued at $28.6 billion. IIM also advises other registered investment companies.

     Furman Selz Capital Management LLC. Furman Selz Capital Management LLC ("FSCM") serves as sub-adviser to the ING National Tax-Exempt Bond Fund. FSCM is located at 230 Park Avenue, New York, NY 10169. FSCM is engaged in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 1999, were valued at approximately $10.03 billion.

     Portfolio Managers. The following individuals are primarily responsible for the day-to-day management of each Fund's portfolio:

     ING Intermediate Bond Fund. Mr. James Kauffman, with 12 years of investment experience, leads a team of three investment professionals in managing the Fund.

     ING High Yield Bond Fund. Mr. Robert Bowman, with more than 20 years of investment experience, leads a team of five investment professionals in managing the Fund. Mr. Bowman has been a Senior Vice President and Managing Director at IIM since 1998.

     ING International Bond Fund. Mr. Paul Thursby, with 20 years of investment experience, leads a team of 15 investment professionals in managing the Fund. The team has an average of 16 years of investment experience. Mr. Thursby has been an investment professional with BIIL since 1991.

     ING Mortgage Income Fund. Mr. Jeffrey Seel, with more than 20 years of investment experience, leads a team of investment professionals in managing the Fund. Mr. Seel has been an investment professional with IIM since 1994.

     ING National Tax-Exempt Bond Fund. Mr. Robert Schonbrunn and Mr. Alan Segars have primary responsibility for managing the Fund. Mr. Schonbrunn has been an investment professional with FSCM since 1985 and has 32 years of investment experience. Mr. Segars has been an investment professional with FSCM since 1993 and has 30 years of investment experience.

     ING Stable Value Fund. Mr. Ralph G. Norton has primary responsibility for the Fund. Mr. Norton has been employed by the Investment Manager since March 1999. Prior to joining the Investment Manager, Mr. Norton was employed by Standard & Poor's. Mr. Norton has over 18 years investment experience.

                              PRICING ALTERNATIVES

     The Funds, except the ING National Tax-Exempt Bond Fund and ING Stable Value Fund, offer a choice of five share classes, each with its own sales load and expense structure, allowing you to invest in the way that best suits your needs. The ING Stable Value Fund offers only Class A and Class B shares. The ING National Tax-Exempt Bond Fund offers only Class A, Class B and Class C shares. Class A, Class B and Class C shares are offered in this Prospectus. Class X and Class I shares are offered under separate prospectuses. The Class X shares has different sales charges and other expenses, which may affect performance, and may be purchased only by certain qualified investors (including, but not limited to, IRAs, Roth IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). The Class I shares are sold without an initial sales charge and also are not subject to any Rule 12b-1 fees, shareholder servicing fees or account servicing fees. The Class I shares may be purchased only by (i) retirement plans affiliated with ING Group, and (ii) ING Group and its affiliates for purposes of corporate cash management. Each share class represents an ownership interest in the same investment portfolio. When you choose your class of shares you should consider the size of your investment and how long you plan to hold your shares.

     For example, if you select Class A shares, you generally pay a sales load at the time of purchase. If you buy Class A shares, you will also be subject to a distribution fee of 0.50% and a shareholder servicing fee of 0.25%. You may be eligible for a sales load reduction or waiver.

     If you select Class B or C shares, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% and a shareholder servicing fee of 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than purchasing the Class A shares and paying an initial sales load. In addition, you may be subject to a deferred sales load when you sell Class B or Class C shares.

     The Funds' shares are distributed by ING Funds Distributor, Inc. (the "Distributor"), an affiliate of the Investment Manager. The Funds' shares may be sold by retail broker-dealers that are under common control with the Funds. As of the date of this Prospectus, such broker-dealers are Compulife Investor Services, Inc., IFG Network Securities, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, VESTAX Securities Corporation, ING Barings Furman Selz LLC and ING Barings LLC.

 16                                                              ING FUNDS TRUST
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     The table below summarizes key features of the pricing alternatives available through this Prospectus.

--------------------------------------------------------------------------------------------------------
                                   CLASS A                    CLASS B                    CLASS C
--------------------------------------------------------------------------------------------------------
Availability               Available directly from    Available directly from    Available directly from
                           the Funds or through       the Funds or through       the Funds or through
                           authorized securities      authorized securities      authorized securities
                           dealers or investment      dealers or investment      dealers or investment
                           advisors.                  advisors.                  advisors.
--------------------------------------------------------------------------------------------------------
Initial Sales Load?        Yes. Payable at time of    No. Entire purchase        No. Entire purchase
                           purchase. Lower sales      price is invested in       price is invested in
                           charges are available      shares of the Fund.        shares of the Fund.
                           for larger investments.
                           No sales load is
                           applied to the ING
                           Stable Value Fund.
--------------------------------------------------------------------------------------------------------
Deferred Sales Load?       No. (except for the ING    Yes. Payable if you        Yes. Payable if you
                           Stable Value Fund, may     redeem within six years    redeem within one year
                           be charged for             of purchase (except for    of purchase.
                           purchases over $1          the ING Stable Value
                           million that are           Fund).
                           redeemed within one
                           year.)
--------------------------------------------------------------------------------------------------------
Redemption Fee?            No, except under           No, except under           No.
                           certain circumstances      certain circumstances
                           for the ING Stable         for the ING Stable
                           Value Fund (see "How to    Value Fund (see "How to
                           Redeem Shares.")           Redeem Shares.")
--------------------------------------------------------------------------------------------------------
Account Maintenance and    0.25% Shareholder          0.25% Shareholder          0.25% Shareholder
Distribution Fees?         Servicing Fee; 0.50%       Servicing Fee; 0.75%       Servicing Fee; 0.75%
                           Distribution Fee under     Distribution Fee under     Distribution Fee under
                           a Rule 12b-1 Plan.         a Rule 12b-1 Plan.         a Rule 12b-1 Plan.
--------------------------------------------------------------------------------------------------------
Conversion to Class A      Not Applicable.            Yes, automatically         No.
Shares?                                               after eight years
                                                      (except for the ING
                                                      Stable Value Fund).
--------------------------------------------------------------------------------------------------------

 CLASS A SHARES - INITIAL SALES LOAD ALTERNATIVE

     If you select Class A shares (except the ING Stable Value Fund), you will pay a sales load at the time of purchase according to the following schedules:

                                   BOND FUNDS
                       (EXCEPT THE ING STABLE VALUE FUND)

                                                              DEALER
                                                           COMPENSATION
                         SALES LOAD        SALES LOAD        AS A % OF
                          AS A % OF         AS A % OF        OFFERING
YOUR INVESTMENT        OFFERING PRICE    YOUR INVESTMENT       PRICE
---------------        ---------------   ---------------   -------------
Less than $50,000....       4.75%             4.99%            4.00%
$50,000 but less than
  $100,000...........       4.25%             4.44%            3.50%
$100,000 but less
  than $250,000......       3.50%             3.63%            2.75%
$250,000 but less
  than $500,000......       2.50%             2.56%            2.00%
$500,000 but less
  than $1,000,000....       2.00%             2.04%            1.60%
$1,000,000 and
  over*..............        None              None            0.50%

------------------------------

* If you invest $1,000,000 or more in Class A shares, the Distributor normally pays the dealer compensation of 0.5% of the purchase price of the shares to the dealer from its own resources at the time of the investment. Although you will not pay an initial sales load, if you redeem your shares within one year after purchase, you may be charged a deferred sales load of 0.5% of the lesser of the original cost of the shares being redeemed or your redemption investment proceeds. This footnote does not apply to the ING Stable Value Fund.

     The deferred sales load relating to Class A shares will be reduced or waived in the same circumstances as described for Class B shares below.

     No initial sales load is applied to Class A shares of the ING Stable Value Fund, or to Class A shares of any Fund that you purchase through the reinvestment of dividends or distributions.

     A reduced or waived sales load on a purchase of Class A shares may apply for purchases under a "Right of Accumulation" or "Letter of Intent". The Right of Accumulation permits you to pay the sales load that would apply to the cost or value (whichever is higher) of all shares you own in the ING Funds at the time of your current purchase. A Letter of Intent permits you to pay the sales load that would be applicable if you add up all shares of the ING Funds that you agree to buy within a 13-month period. Of the Letter of Intent amount, 5% will be held in escrow to

ING FUNDS TRUST                                                               17
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cover additional sales charges which may be due if your total investments over the 13 month period are not sufficient to qualify for a sales charge reduction. Certain restrictions apply. In order for the sales charge reductions to be effective under either of these programs, the Transfer Agent must be notified of the reduction request when the purchase order is placed. Additional information concerning these programs can be obtained from the Funds by calling 1-877-INFO-ING.

     With regard to Funds that charge an initial sales load, the initial sales load on Class A shares is waived with respect to the following types of investments:

     - Purchases by the Investment Manager, ING Group or any affiliated company, including employee benefit plans established by any such entity.

     - Purchases by officers, directors, trustees and employees of the Funds, the Investment Manager and their affiliates, including members of the immediate families of such individuals.

     - Purchases by broker-dealers who have a sales agreement with the Distributor and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

     - Purchases by clients of broker-dealers, investment advisers, third-party administrators or consultants that have entered into an agreement with the Distributor providing for the use of Fund shares in investment products or services made available to their clients.

     - Purchases by employees of firms providing the Funds or their affiliates with legal, administrative, marketing or other services, including members of the immediate families of such individuals.

     - Purchases paid for with the proceeds of shares redeemed in the prior 180 days from another mutual fund on which an initial sales load or CDSL was paid.

     - Purchases by 401(k) plans and other defined contribution plans with at least 25 eligible employees; 403(b)(7) or 457 plans under ERISA; and non-qualified deferred compensation plans.

     - Purchases constituting loan repayments by a retirement plan participant.

     - Purchases by former participants in a qualified retirement plan, where a portion of the plan was invested in the Funds.

     - Purchases under arrangements between the Distributor and organizations which make recommendations to or permit group solicitations of its employees, members or participants.

     If you redeem Class A shares and within 90 days buy new shares of the same class, you will not pay a sales load on the new purchase amount and you will receive a credit for any CDSL paid. If such reinstated shares are then redeemed within one year of the initial purchase, the CDSL will be imposed upon the redemption. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact the Funds at 1-877-INFO-ING.

 CLASS B SHARES - DEFERRED SALES LOAD ALTERNATIVE

     If you select Class B shares, you do not pay an initial sales load at the time of purchase. However, if you redeem your Class B shares within 6 years after purchase, you may be required to pay a deferred sales load (except for the ING Stable Value Fund). You will also pay distribution fees of 0.75% and shareholder servicing fees of 0.25% each year. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than purchasing the Class A shares and paying an initial sales load. The Distributor uses the money that it receives from the deferred sales loads and the distribution fees to cover the costs of marketing, advertising and compensating the securities dealer who assists you in purchasing Fund shares. Although Class B shares are sold without an initial sales load, the Distributor normally pays a sales commission of 4.00% of the purchase price of Class B shares to the dealer from its own resources at the time of sale.

     If you redeem Class B shares within 6 years after purchase, you may be charged a deferred sales load. The amount of the load gradually decreases as you hold your shares over time, according to the following schedule:

REDEMPTION DURING                          SALES LOAD*
-----------------                          -----------
1st year after purchase..................       5%
2nd year after purchase..................       4%
3rd year after purchase..................       4%
4th year after purchase..................       3%
5th year after purchase..................       2%
6th year after purchase..................       1%
Thereafter...............................     NONE

------------------------------

* The sales load will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired through reinvestment of dividends or distributions are not subject to a deferred sales load.

     The deferred sales load relating to Class B shares will be waived in certain circumstances, such as:

     - Mandated minimum post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old.

     - Redemptions resulting from shareholder death or disability as long as the waiver request is made

 18                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

       within one year of death or disability or, if later, reasonably promptly following completion of probate.

     - Redemptions through the Systematic Withdrawal Plan of up to 10% per year of the initial account balance, which must be at least equal to $20,000.

     - Redemptions resulting from closure by the Fund of the account in which shares are held.

     To determine whether the Class B CDSL applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares held for over six years; and (iii) shares in the order they were purchased (such that shares held the longest are redeemed first). In the table above, a "year" is a 12 month period. All purchases are considered to have been made on the business day of the month in which the purchase was made.

     Your Class B shares convert automatically into Class A shares eight years after purchase (except for the ING Stable Value Fund). Any Class B shares received through reinvestment of dividends or distributions paid on converting shares will also convert at that time. Class A shares are subject to lower annual expenses than Class B shares. The conversion of Class B shares to Class A shares is not a taxable event for federal income tax purposes.

     If you redeem Class B shares and within 90 days buy new shares of the same class, you will receive a credit for any CDSL paid. If such reinstated shares are then redeemed within six years of the initial purchase, the CDSL will be imposed upon the redemption. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact the Funds at 1-877-INFO-ING.

 CLASS C SHARES - LEVEL SALES LOAD ALTERNATIVE

     If you select Class C shares, you do not pay an initial sales load at the time of purchase. However, if you redeem your Class C shares within one year after purchase, you may be required to pay a deferred sales load. You will also pay distribution fees of 0.75% and shareholder servicing fees of 0.25% each year. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than purchasing the Class A shares and paying an initial sales load. The Distributor uses the money that it receives from the deferred sales loads and the distribution fees to cover the costs of marketing, advertising and compensating the securities dealer who assists you in purchasing Fund shares. Although Class C shares are sold without an initial sales load, the Distributor normally pays a sales commission of 1.00% of the purchase price of Class C shares to the dealer from its own resources at the time of sale.

     If you redeem Class C shares within one year after purchase, you may be charged a deferred sales load of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. You will not be charged a deferred sales load when you redeem shares that you acquire through reinvestment of Fund dividends or distributions. The deferred sales load relating to Class C shares will be reduced or waived in the same circumstances as described for Class B shares above.

     Class C shares do not offer a conversion privilege.

     If you redeem Class C shares and within 90 days buy new shares of the same class, you will receive a credit for any CDSL paid. If such reinstated shares are then redeemed within one year of the initial purchase, the CDSL will be imposed upon the redemption. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact the Funds at 1-877-INFO-ING.

                             HOW TO PURCHASE SHARES

     Orders for the purchase of shares of the Funds will be executed at the net asset value per share plus any applicable sales load ("the public offering price") next determined after an order has been received. The public offering price of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time) on each day the Exchange is open for business.

     The minimum initial investment in a Fund is $2,000 ($1,000 for an IRA investment or any qualified plan). Any subsequent investments must be at least $50, including an IRA or qualified plan investment. The Distributor may waive these minimums from time to time. All initial investments should be accompanied by a completed Account Application. An Account Application accompanies this Prospectus. A separate application is required for an IRA or qualified plan investor. All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued.

     Shares of the Funds, except the ING Stable Value Fund, may be purchased by investors for retirement and non-retirement accounts. The Class A shares of the ING

ING FUNDS TRUST                                                               19
--------------------------------------------------------------------------------

Stable Value Fund may be purchased only by investors for the following retirement accounts:

     - Retirement plans qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), including 401(k) plans and tax-qualified profit sharing or pension plans;

     - Government plans described in Section 401(a)(24) or 414(d) of the Code;

     - 403(b) tax deferred annuity plans that are subject to ERISA;

     - Eligible deferred compensation plans described in Section 457 of the Code; or

     - Bank collective funds that are tax exempt under Section 501(a) of the Code and hold exclusively assets of employee benefit plans described in the previous bullets.

     The Class B shares of the ING Stable Value Fund may be purchased only by investors for traditional IRAs, Roth IRAs, simplified employee pension IRAs ("SEP-IRAs"), IRAs that are part of a savings incentive match plan for employees ("SIMPLE IRAs"), Keogh plans and educational IRAs.

     When you purchase shares of a Fund, please specify the class of shares that you wish to purchase. If you do not choose a class of shares, then your investment will be made in Class A shares. The Funds reserve the right to reject any purchase order. The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies. Personal third party checks and non-U.S. checks will not be accepted. All initial investments may be made using any of the following methods:

  By Mail                         Send your completed and signed application and check
                                  payable to ING Funds Trust by regular mail to:
                                    ING Funds
                                    P.O. Box 219416
                                    Kansas City, MO 64121-9416
                                  Or by express, registered, or certified mail to:
                                    ING Funds
                                    c/o NFDS
                                    330 W. 9th Street
                                    Kansas City, MO 64105
  Through an Authorized Broker    Contact your broker or investment adviser for
  or Investment Adviser           instructions on purchasing shares through their
                                  organizations. These organizations may impose additional
                                  requirements and charges for the services rendered.
  By Wire                         First contact the Funds at 1-877-INFO-ING to obtain a
                                  fund account number and reference number for the wire.
                                  Then contact your bank and request it to wire federal
                                  funds to the applicable Fund. Your bank will normally
                                  charge you a fee for handling the transaction. The
                                  following wire instructions should be used:
                                    State Street Bank and Trust Company
                                    ABA 101003621
                                    A/C # 890-756-095-8
                                    Credit to [insert the ING Fund name]
                                    For Account of [insert your ING Fund account number]

     You may purchase additional shares after your account has been established using any of the following methods:

  By Mail                         Send a check payable to ING Funds Trust, along with a
                                  remittance slip from a confirmation statement or with a
                                  letter of instructions including your account number and
                                  Fund name, to the appropriate address listed above.

 20                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

  Through an Authorized Broker    Contact your broker or investment adviser.
  or Investment Adviser
  By Wire                         Follow the instructions above for initial investments by
                                  wire.
  ING Funds 24/7 Audio            Provided your bank is an ACH member, you may initiate a
  Response and Internet           purchase of Fund shares by transferring funds from your
  Transactions*                   pre-designated bank account by one of the following
                                  methods:
                                  - access your account via the ING Funds Audio Response
                                    system by calling the Funds at 1-877-INFO-ING and
                                    selecting option 1, or
                                  - access your account via our ING Web Site at
                                    www.ingfunds.com.
  * A personal identification     If you did not select this option on your account
  number and a pre-designated     application, you may obtain the necessary authorization
  bank account are required to    form by calling the Funds at the above phone number. If
  use these services.             you have selected this option, but have not yet activated
                                  a personal identification number, please contact the
                                  Funds at the above phone number. Your bank may charge you
                                  a fee for handling these transactions.
  ING Auto-Asset Accumulation     This plan permits you to purchase Fund shares (minimum of
  Plan                            $50 per transaction) at regular intervals by transferring
                                  funds from your bank account. Call the Funds at
                                  1-877-INFO-ING to obtain the necessary authorization
                                  form. The Funds reserve the right upon 30 days' written
                                  notice to make reasonable charges for this service.
  Direct Deposit Plans            These plans permit you to purchase Fund shares (minimum
                                  of $50 per transaction) by having your employer
                                  automatically transfer a portion of your paycheck to the
                                  Funds. Social security recipients may have all or a
                                  portion of their social security check transferred
                                  automatically to purchase Fund shares. You may call the
                                  Funds at 1-877-INFO-ING to obtain the necessary
                                  authorization form. The Funds reserve the right upon 30
                                  days' written notice to make reasonable charges for this
                                  service.

     IRA investments made through the ING Auto-Asset Accumulation Plan or Direct Deposit Plans will be treated as current year contributions only. Prior year contributions through the ING Auto-Asset Accumulation Plan or Direct Deposit Plans are prohibited. IRA investments cannot exceed Internal Revenue Service stated maximums for investing in a calendar year. It is the account holder's responsibility to ensure that their account(s) are within these maximum investment guidelines.

                              HOW TO REDEEM SHARES

     You may redeem your shares, in whole or in part, on each day a Fund is valued. Shares will be redeemed without charge (except for any applicable CDSL and, with respect to the ING Stable Value Fund, any applicable redemption fee as described below) at the net asset value next determined after a redemption request in good order has been received by the Funds. In the instance where you own more than one class of shares and the class of shares being redeemed are not subject to the CDSL, those shares with the highest Rule 12b-1 fee will be redeemed in full prior to any redemption of shares with a lower Rule 12b-1 fee.

     The ING Stable Value Fund will deduct a 2.00% redemption fee for Class A shares, except for (i) redemptions made upon at least 12 months' prior written notice to the Fund, (ii) the participant's death, retirement, termination or disability (as disability is defined in applicable provisions of Section 72 of the Code), (iii) to fund participant loans and other "in service" withdrawals made pursuant to Plan terms, and (iv) transfers to other Plan investment options that are not Competing Funds. A Competing Fund, being either affiliated or unaffiliated with the Funds, is defined as a fixed income investment option with a targeted average duration of 3 years or less, or any investment option that seeks to maintain a stable value per share, including money market funds. Unlike the CDSL, which is paid to the Distributor, the redemption fee is paid back to the Fund.

     The ING Stable Value Fund will deduct a 2.00% redemption fee for Class B shares, except for (i) redemptions made upon at least 12 months prior written

ING FUNDS TRUST                                                               21
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notice to the Fund, and (ii) redemptions made by an IRA owner after such owner reaches age 59 1/2 years of age, provided that owner has held those shares for at least 12 consecutive months immediately prior to the redemption.

     When purchases are made by check in any Fund, redemption proceeds will be made available immediately upon clearance of the purchase check, which may take up to 15 calendar days. You may avoid this delay by investing through wire transfers of federal funds.

     Once your shares are redeemed, the Funds will ordinarily send the proceeds by check to you at the address of record on the next business day. To ensure acceptance of your redemption request, it is important to follow the procedures described below. If you purchased your shares through an Authorized Broker or Investment Adviser, please contact them to inquire which redemption methods are available to you. Under certain circumstances described below, a signature guarantee may be required. You may redeem your shares using any of the following methods:

  By Mail                         Send your letter of instructions for redemption to the
                                  appropriate address. By regular mail to:
                                    ING Funds
                                    P.O. Box 219416
                                    Kansas City, MO 64121-9416
                                  Or by express, registered or certified mail to:
                                    ING Funds
                                    c/o NFDS
                                    330 W. 9th Street
                                    Kansas City, MO 64105
                                  Your letter of instructions must include:
                                  - the name of the Fund and account number you are
                                    redeeming from
                                  - your name(s) and address as they appear on your account
                                  - the dollar amount or number of shares you wish to
                                    redeem
                                  - your signature(s) as it appears on your account
                                  - a signature guarantee, if required (see below)
                                  - additional information may be required for redemptions
                                    from IRAs or other retirement plans. Please call the
                                    Funds at 1-877-INFO-ING for instructions.
                                  If you have a pre-designated bank account on file, you
                                  may request to have your redemption proceeds wired
                                  directly into your bank account. If we do not have bank
                                  instructions on your account, or if you would like the
                                  proceeds to be sent to another account, a signature
                                  guarantee will be required.
  By Telephone                    The telephone redemption privilege is available unless
                                  you specifically decline this option on your Account
                                  Application. To request a telephone redemption, call a
                                  Fund's representative at 1-877-INFO-ING and be prepared
                                  to give the representative your account number, social
                                  security number and account registration, the Fund name
                                  from which you are redeeming shares, and the amount to be
                                  redeemed. Your redemption proceeds will be wired to your
                                  predesignated bank account. If no pre-designated bank
                                  account is on file, a check will be sent to your address
                                  of record. If you did not complete the bank account
                                  information section on your application at the time of
                                  your initial purchase, you may obtain the necessary
                                  authorization form by contacting a Fund's representative
                                  at the above phone number. Telephone redemptions will be
                                  suspended for a period of 15 days following an address
                                  change. Your bank may charge you a fee for receiving a
                                  wire payment on your behalf. This feature is not
                                  available to IRAs or other retirement plans.

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  Through an Authorized Broker    You may redeem your shares by contacting your authorized
  or Investment Adviser           broker or investment advisor and instructing him or her
                                  to redeem your shares. Your representative will then
                                  contact the Funds and place a redemption trade on your
                                  behalf. These organizations may impose certain
                                  restrictions on redemptions and may charge you a fee for
                                  the transaction.
  By Systematic Withdrawal        You may arrange to receive automatic cash payments
  Plan                            (minimum $50) periodically. Call 1-877-INFO-ING for more
                                  information and an enrollment form.
  ING Funds 24/7 Audio            Provided your bank is an ACH member, you may request that
  Response and Internet           redemption proceeds (minimum $500 per day) be transferred
  Transactions*                   from your Fund account to your pre-designated bank
                                  account by one of the following methods:
                                  - access your account via the ING Funds Audio Response
                                    system by calling the Funds at 1-877-INFO-ING and
                                    selecting option 1, or
                                  - access your account via our ING Web Site at
                                    www.ingfunds.com.
                                  Holders of jointly registered Fund or bank accounts may
                                  not redeem more than $250,000 within any 30-day period
                                  under this procedure. If you did not select this option
                                  on your account application, you may obtain the necessary
  * A personal identification     authorization form by calling the Funds at the above
  number and a pre-designated     phone number. If you have selected this option, but have
  bank account are required to    not yet activated a personal identification number,
  use these services.             please contact the Funds at the above phone number. Your
                                  bank may charge you a fee for handling these
                                  transactions. This feature is not available to IRAs or
                                  other retirement plans.
  Optional Insurance Benefit      Insurance companies, including certain companies
                                  affiliated with the Manager, may make certain life
                                  insurance coverage available to persons on whose behalf
                                  shares of the Funds are purchased. The benefits of this
                                  coverage payable at death will be related to the amounts
                                  paid to purchase shares and to the value of the shares
                                  held for the benefit of the insured persons. If you
                                  purchase such life insurance coverage, you will be
                                  required to authorize periodic redemptions of Fund shares
                                  to pay the premiums for such coverage. These redemptions
                                  will not be subject to CDSLs, but will have the same tax
                                  consequences as any other Fund redemptions. Certain
                                  restrictions apply. Call 1-877-INFO-ING for more
                                  information and application forms for this program.

     The Funds reserve the right to redeem in kind. That is, the Funds may honor redemption requests with readily marketable portfolio securities instead of cash if during any 90-day period redemptions exceed the lesser of $250,000 or 1% of the net assets of the redeeming Fund at the beginning of such period. You may incur transaction costs associated with converting these securities to cash.

     Due to the high costs of maintaining small accounts, the Funds may ask that you increase your account balance if (1) the value of your account falls below $500 for three consecutive months as a result of redemptions or exchanges, and
(2) your account has been in existence for at least one year and you have not made any additional purchases in the account within the preceding six calendar months. If the account balance remains below the minimum requirement for 60 days after you are notified, the Funds may close your account and send you the redemption proceeds.

     Signature Guarantees. A signature guarantee is designed to protect the investor, the Funds and their agents by verifying the signature of certain investors seeking to

ING FUNDS TRUST                                                               23
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redeem, transfer, or exchange shares of the Funds. Signature guarantees are required for:

     - redemptions by mail in excess of $50,000;

     - redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered;

     - redemptions requesting proceeds to be sent by wire to other than the bank of record for the account;

     - redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 15 days;

     - requests to transfer the registration of shares to another owner;

     - telephone exchange and telephone redemption authorization forms;

     - changes in previously designated wiring instructions; or

     - redemptions or exchanges of shares previously reported as lost/abandoned property, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record.

     The foregoing requirements may be waived or modified upon notice to shareholders.

     Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," contact the Funds at 1-877-INFO-ING.

                               EXCHANGE PRIVILEGE

     Except as described below, Class A shares of any Fund may be exchanged for Class A shares of any other Fund. Any sales load previously paid on the shares being exchanged will be credited toward the sales load payable on the shares being acquired.

     Except as described below, Class B shares and Class C shares of a Fund, as well as Class A shares subject to a contingent deferred sales load, may be exchanged, based on the per share net asset values, for the same class of shares of any other Fund. You will receive credit for the period of time you held the shares being exchanged when determining whether the acquired shares, when redeemed, will be subject to a contingent deferred sales load.

     Shares of the ING Stable Value Fund may not be exchanged for shares of any Fund that would be classified as a Competing Fund. Exchanges may be made to a non-Competing Fund and, after at least a three-month period in such non-Competing Fund, an exchange to a Competing Fund may be made without restriction.

     Your exchange will be processed at the next determined net asset value (or offering price, if there is a sales load) after the Funds receive your request. A new account opened by exchange must be established with the same name(s), address and social security number as the existing account.

     You may only exchange shares into a Fund which is authorized for sale in your state of residence. The Funds may limit each account to eight exchanges per calendar year. The Funds may change or discontinue the exchange privilege after giving you 60 days' prior notice. An exchange of shares is a taxable event on which you may realize a gain or loss. You may exchange shares using any of the following methods:

  By Telephone                    You are automatically eligible to exchange shares by
                                  telephone unless you specifically decline this option on
                                  your Account Application. To speak with a service
                                  representative, call 1-877-INFO-ING. Be prepared to
                                  provide the representative with the following
                                  information:
                                  - your account number, social security number and account
                                    registration
                                  - the name of the Fund from and the Fund into which you
                                    wish to make the exchange
                                  - the dollar amount or the number of shares you wish to
                                    exchange
                                  Telephone exchanges will be suspended for a period of ten
                                  days following an address change.

 24                                                              ING FUNDS TRUST
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  By Mail                         Send a letter of instructions to the Funds which includes
                                  the following information:
                                  - the name of the Fund and the account number you are
                                    exchanging from
                                  - your name(s), address and social security number
                                  - the dollar amount or number of shares you wish to
                                    exchange
                                  - the name of the Fund you are exchanging into
                                  - your signature(s) as it appears on your account
                                       Send your instructions by regular mail to:
                                    ING Funds
                                    P.O. Box 219416
                                    Kansas City, MO 64121-9416
                                  Or by express, registered or certified mail to:
                                    ING Funds
                                    c/o NFDS
                                    330 W. 9th Street
                                    Kansas City, MO 64105
  ING Funds 24/7 Audio            You may initiate an exchange transaction by one of the
  Response and Internet           following methods:
  Transactions*                   - access your account via the ING Funds Audio Response
                                    system by calling the Funds at 1-877-INFO-ING and
                                    selecting option 1, or
                                  - access your account via our ING Web Site at
                                    www.ingfungs.com.
                                  If you did not select this option on your account
                                  application, you may obtain the necessary authorization
  * A personal identification     form by calling the Funds at the above phone number. If
  number is required to use       you have selected this option, but have not yet activated
  these services.                 a personal identification number, please contact the
                                  Funds at the above phone number.
  Auto-Exchange Privilege         The Auto-Exchange Privilege enables you to invest
                                  regularly, in exchange for shares of a Fund, in shares of
                                  other Funds of which you are a shareholder. The amount
                                  designated ($50 minimum) will be exchanged automatically
                                  according to the schedule you have selected. The right to
                                  exercise this privilege may be changed or terminated by
                                  the Funds upon 60 days' prior notice. For more
                                  information on this privilege or to obtain an
                                  Auto-Exchange Privilege Authorization Form, call the
                                  Funds at 1-877-INFO-ING.

                               PRICING OF SHARES

     Each of the Funds prices its shares based on its net asset value. The Funds value portfolio securities for which market quotations are readily available at market price. These Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that a Fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because some of the Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

     Pursuant to procedures adopted by the Board of Trustees, the fair value of a Wrapper Agreement ("Wrapper Value") entered into by the ING Stable Value Fund generally will be equal to the difference between the "Book Value" and the market value (plus accrued interest on the underlying securities) of the portion of the Fund's assets

ING FUNDS TRUST                                                               25
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covered by the Agreement ("Covered Assets"). Generally, the Book Value of the Covered Assets is their purchase price plus interest on the Covered Assets accreted at a rate specified in the Wrapper Agreement ("Crediting Rate"). The Crediting Rate used in computing Book Value is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Fund in the amount of the difference, i.e., a negative value, reflecting the potential liability of the Fund to the Wrapper Provider. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Fund in the amount of the difference, i.e., a positive value, reflecting the potential liability of the Wrapper Provider to the Fund. In performing its fair value determination, the Board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreement. If the Board determines that a Wrapper Provider is unable to make such payments, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Fund might be unable to maintain net asset value stability.

     Each Fund determines the net asset value of its shares as of the close of the NYSE (normally 4:00 p.m., Eastern time) on each day the NYSE is open for business. The price at which a purchase or redemption is effected is based on the next calculation of a Fund's net asset value after the order is placed.

                          DIVIDENDS AND DISTRIBUTIONS

     Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). Each of the Funds will declare dividends daily and pay dividends monthly. In addition, each Fund intends to distribute, at least annually, substantially all of its net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

     Dividends and distributions will be reinvested in additional shares of a Fund at net asset value unless you elect to receive such dividends and distributions in cash. If you redeem all or a portion of Fund shares prior to a dividend payment date, you will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

     If you elect to receive distributions in cash and the post office cannot deliver your checks or if you do not cash your checks within six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the reinvestment option. You will not receive interest on the amount of your uncashed checks.

     You may also elect to automatically invest dividends and distributions paid by a Fund in shares of any other ING Fund of which you are a shareholder. Shares of the other Fund will be purchased at that Fund's then-current net asset value.

     You may also elect to transfer electronically dividends and distributions paid by a Fund to your designated bank account if your financial institution is an Automated Clearing House member. Banks may charge a fee for the service.

     The elections described above may be made either on the Account Application or by calling the Fund at 1-877-INFO-ING.

     ING Stable Value Fund. The Fund may declare and pay dividends in amounts which are not equal to the amount of the net investment income it actually earned. Consequently, in any year the amount actually distributed may differ from the income earned. If, for any year, those distributions exceed the income earned, the excess may be considered a return of capital. On the other hand, if the income earned exceeds the amount of the dividends distributed, the Fund may make an additional distribution of that excess (an "Additional Distribution"). To enable the Fund to maintain a stable NAV per share in the event of an Additional Distribution, the Trust Board may declare, effective on the ex-distribution date of an Additional Distribution, a reverse split of the shares in an amount that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before that distribution was paid.

     For example, if the Fund declares an Additional Distribution of $0.10 per share at a time when the net asset value per share is $10.00, a shareholder holding one share would receive 0.01 additional shares on reinvestment of that distribution. If there were no reverse split, the per share NAV of the 1.01 shares held by the shareholder would be approximately $9.90, and the aggregate value thereof would be $10.00. If a 1.01-for-1 reverse share split were declared, however, the shareholder's holdings would be consolidated back into one share having an NAV of $10.00. Thus, a reverse share split will not affect the value of the total holdings of a shareholder.

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                                     TAXES

     All Funds. Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. By so qualifying, each Fund generally will not be subject to federal income tax to the extent that it distributes investment company taxable income and net realized capital gains in the manner required under the Code.

     Distributions by a Fund of its taxable net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable as long-term capital gains, regardless of the length of time you have held your shares.

     Distributions will be treated in the same manner for federal income tax purposes whether you receive them in cash or reinvest them in additional shares of the Fund. In general, distributions by a Fund are taxable to you in the year in which the distributions are made. However, certain distributions made during January will be treated as having been paid by a Fund and received by you on December 31 of the preceding year.

     Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent any Fund is liable for foreign income taxes withheld at the source, each Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid, but there can be no assurance that any Fund will be able to do so.

     A redemption or an exchange of shares is a taxable transaction on which you may realize a gain or loss. Any gain or loss realized upon the sale or other disposition of shares of a Fund generally will be a capital gain or loss which will be long-term or short-term depending on how long you have held the shares. Any loss realized upon a sale or disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions received on such shares.

     Under the backup withholding rules of the Code, you may be subject to 31% withholding of federal income tax on ordinary income dividends paid by a Fund. In order to avoid this backup withholding, you must provide the Funds with a correct taxpayer identification number or certify that you are otherwise exempt from or not subject to backup withholding.

     You will be notified annually as to the federal tax status of distributions made by the Funds in which you invest. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes. You should consult your own tax advisor as to the federal, state and local tax consequences of investing in shares of the Funds in your particular circumstances.

     ING National Tax-Exempt Bond Fund. If the ING National Tax-Exempt Bond Fund complies with applicable requirements of the Code, then dividends derived from interest on qualified state and local bonds ("tax-exempt bonds") will constitute exempt-interest dividends and will not be subject to federal income tax. Some portion of the exempt-interest dividends paid by the Fund could be treated as an item of "tax preference" for purposes of the alternative minimum tax. Under the Code, interest on certain types of tax-exempt bonds is designated as an item of tax preference for purposes of the alternative minimum tax on individuals and corporations. Therefore, if the Fund were to invest in such types of bonds, you would be required to treat as an item of tax preference that part of the distributions by the Fund that is derived from interest income on such bonds.

     Entities or persons who are "substantial users" (or persons related thereto), as defined in the Code, of facilities financed by tax-exempt bonds issued for certain private activities should consult their tax advisor before purchasing shares of the Fund.

     You are required to report the amount of tax-exempt interest received each year, including exempt-interest dividends paid by the Fund, on your federal income tax return. Exempt-interest dividends and other distributions paid by the Fund are included in the tax base for determining the taxability of social security or railroad retirement benefits. Interest on debt incurred to purchase or carry shares of the Fund may not be deductible for federal income tax purposes.

                  MORE INFORMATION ABOUT STRATEGIES AND RISKS

     A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques used by the Funds, see the Statement of Additional Information. Unless indicated otherwise, the following descriptions apply to all Funds.

     Many of the investment techniques and strategies discussed in this Prospectus and in the Statement of

ING FUNDS TRUST                                                               27
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Additional Information are discretionary, which means that the Investment Manager or Sub-Adviser can decide whether to use them or not. The Investment Manager or Sub-Adviser may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

     Temporary Defensive Strategies (All Funds). When the Investment Manager or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies. Under such circumstances, up to 100% of the Fund's assets may be invested in investment grade fixed income securities (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services), money market securities, certificates of deposit, bankers' acceptances, commercial paper or in any other securities which in either the Investment Manager's or Sub-Adviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

     Investments in Foreign Securities (All Funds except ING Mortgage Income Fund and ING National Tax-Exempt Bond Fund). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

     Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions or to help protect the Fund against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

     Emerging Market Investments (ING High Yield Bond Fund, ING Intermediate Bond Fund and ING International Bond Fund). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

     High Yield Securities (ING High Yield Bond Fund, ING Intermediate Bond Fund and ING International Bond Fund). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero-coupon or payment-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher-grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

     Corporate and Municipal Debt Securities (All Funds). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

     Initial Public Offerings (All Funds). A significant portion of a Fund's return may be attributable to its investment in initial public offerings. When a Fund's asset base is small, the impact of such investments on a Fund's return will be magnified. As the Fund's assets grow, it is

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probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

     U.S. Government Securities (All Funds). Some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

     Convertible Securities (All Funds except ING National Tax-Exempt Bond
Fund). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

     Other Investment Companies (All Funds). Each Fund may invest up to 10% of its assets in other unaffiliated investment companies. There is no limit with regard to investments in affiliated investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

     Restricted and Illiquid Securities (All Funds). Each Fund may invest up to 15% of its net assets in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

     Mortgage-Related Securities (All Funds except ING National Tax-Exempt Bond
Fund). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

     Asset-Backed Securities (All Funds except ING National Tax-Exempt Bond
Fund). Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities often do not contain the benefit of a complete security interest in the related collateral. The risks associated with asset-backed securities may be reduced by the addition of credit enhancements such as a bank letter of credit or a third-party guarantee.

     Derivatives (All Funds). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, so please check the description of the Fund's policies found in the Statement of Additional Information. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

     Dollar Roll Transactions (All Funds except ING National Tax-Exempt Bond
Fund). The Funds may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference

ING FUNDS TRUST                                                               29
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between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds' use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities.

     Repurchase Agreements (All Funds). Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

     Lending Portfolio Securities (All Funds). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

     Borrowing (All Funds). Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     Reverse Repurchase Agreements (All Funds). A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase a Fund's yield; however, such transactions may result in a shareholder's loss of principal.

     Short Sales (ING Intermediate Bond Fund and ING High Yield Bond Fund). A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

     Investments in Small- and Mid-Capitalization Companies (ING High Yield Bond Fund and ING Intermediate Bond Fund). Certain Funds may invest in small and mid capitalization companies. Investments in mid-and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

     Non-diversified Investment Companies (ING International Bond
Fund). Certain Funds are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

     Fundamental and Non-Fundamental Policies (All Funds). Unless otherwise stated, all investment objectives and policies are non-fundamental and may be amended without shareholder approval.

     Percentage Investment Limitations (All Funds). Unless otherwise stated, percentage limitations in this prospectus apply at the time of investment.

     Portfolio Turnover (All Funds). Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

 30                                                              ING FUNDS TRUST
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                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Funds' financial performance for the fiscal period ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). Past performance does not guarantee future results. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request. Because the following Funds had not commenced operations prior to October 31, 1999, financial highlights are not presented for ING Mortgage Income Fund, ING National Tax-Exempt Bond Fund and ING Stable Value Fund.

ING INTERMEDIATE BOND FUND

For a share of beneficial interest outstanding throughout the period:

                                                              CLASS A SHARES(1)   CLASS B SHARES(1)   CLASS C SHARES(1)
                                                              -----------------   -----------------   -----------------
Net asset value per share, beginning of period..............       $ 10.00             $10.00              $10.00
From investment operations:
  Net investment income(2)..................................          0.45               0.40                0.42
  Net realized and unrealized loss(2).......................         (0.60)             (0.61)              (0.63)
                                                                   -------             ------              ------
  Total from investment operations..........................         (0.15)             (0.21)              (0.21)
                                                                   -------             ------              ------
Distributions paid from investment income...................         (0.45)             (0.39)              (0.39)
                                                                   -------             ------              ------
Net asset value per share, end of period....................       $  9.40             $ 9.40              $ 9.40
Net assets, end of period (in thousands)....................       $32,013             $1,958              $1,082
Total investment return at net asset value(3)(4)............         -1.46%             -2.13%              -2.10%
Ratios to average net assets(5):
  Net expenses..............................................          0.96%              1.70%               1.71%
  Gross expenses............................................          2.12%              2.39%               2.44%
  Net investment income.....................................          5.38%              4.83%               4.94%
Portfolio turnover rate(4)..................................        431.50%            431.50%             431.50%

------------------------------

(1) Class A, B and C shares commenced operations on December 15, 1998.

(2) Per share amount is based on average number of shares outstanding during the period.

(3) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable sales loads with respect to Class A shares or the applicable contingent deferred sales loads with respect to Class B and C shares. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(4) Not annualized.

(5) Annualized.

ING FUNDS TRUST                                                               31
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ING HIGH YIELD BOND FUND

For a share of beneficial interest outstanding throughout the period:

                                                              CLASS A SHARES(1)   CLASS B SHARES(1)   CLASS C SHARES(1)
                                                              -----------------   -----------------   -----------------
Net asset value per share, beginning of period..............       $ 10.00             $10.00              $10.00
From investment operations:
  Net investment income(2)..................................          0.67               0.60                0.62
  Net realized and unrealized loss(2).......................         (0.04)             (0.05)              (0.06)
                                                                   -------             ------              ------
  Total from investment operations..........................          0.63               0.55                0.56
                                                                   -------             ------              ------
Distributions paid from investment income...................         (0.67)             (0.59)              (0.60)
                                                                   -------             ------              ------
Net asset value per share, end of period....................       $  9.96             $ 9.96              $ 9.96
Net assets, end of period (in thousands)....................       $30,537             $2,374              $  776
Total investment return at net asset value(3)(4)............          6.37%              5.57%               5.67%
Ratios to average net assets(5):
  Net expenses..............................................          1.00%              1.72%               1.73%
  Gross expenses............................................          2.32%              2.64%               2.66%
  Net investment income.....................................          7.53%              6.90%               7.01%
Portfolio turnover rate(4)..................................        756.40%            756.40%             756.40%

------------------------------

(1) Class A, B and C shares commenced operations on December 15, 1998.

(2) Per share amount is based on average number of shares outstanding during the period.

(3) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable sales loads with respect to Class A shares or the applicable contingent deferred sales loads with respect to Class B and C shares. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(4) Not annualized.

(5) Annualized.

ING INTERNATIONAL BOND FUND

For a share of beneficial interest outstanding throughout the period:

                                                              CLASS A SHARES(1)   CLASS B SHARES(1)   CLASS C SHARES(1)
                                                              -----------------   -----------------   -----------------
Net asset value per share, beginning of period..............       $ 10.00             $10.00              $10.00
From investment operations:
  Net investment income(2)..................................          0.20               0.18                0.17
  Net realized and unrealized loss(2)(3)....................         (1.21)             (1.25)              (1.23)
                                                                   -------             ------              ------
  Total from investment operations..........................         (1.01)             (1.07)              (1.06)
                                                                   -------             ------              ------
Distributions paid from return of capital...................         (0.21)             (0.15)              (0.15)
                                                                   -------             ------              ------
Net asset value per share, end of period....................       $  8.78             $ 8.78              $ 8.79
Net assets, end of period (in thousands)....................       $23,630             $  520              $   14
Total investment return at net asset value(4)(5)............        -10.16%            -10.71%             -10.60%
Ratios to average net assets(6):
  Net expenses..............................................          1.48%              2.12%               2.13%
  Gross expenses............................................          2.78%              3.01%               3.02%
  Net investment income.....................................          2.51%              2.26%               2.20%
Portfolio turnover rate(5)..................................        140.92%            140.92%             140.92%

------------------------------

(1) Class A, B and C shares commenced operations on December 15, 1998.

(2) Per share amount is based on average number of shares outstanding during the period.

(3) Includes gains and losses on foreign currency transactions.

(4) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable sales loads with respect to Class A shares or the applicable contingent deferred sales loads with respect to Class B and C shares. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(5) Not annualized.

(6) Annualized.

INVESTMENT MANAGER

  ING Mutual Funds Management Co. LLC
  1475 Dunwoody Drive
  West Chester,  PA 19380-1478

SUB-ADVISERS

  Baring International Investment Limited
  155 Bishopgate
  London, England EC2M 3XY

  Baring Asset Management, Inc.
  125 High Street
  Boston, MA 02110

  Baring Asset Management (Asia) Limited
  19/F Edinburgh Tower, The Landmark,
  15 Queens Road, Central, Hong Kong

  Furman Selz Capital  Management LLC
  230 Park Avenue
  New York, NY 10169

  ING Investment Management LLC
  5780 Powers Ferry Road, N.W., Suite 300
  Atlanta, GA 30327

DISTRIBUTOR

  ING Funds Distributor, Inc.
  1475 Dunwoody Drive
  West Chester, PA 19380-1478

CUSTODIAN

  State Street Bank and Trust Company
  801 Pennsylvania Street
  Kansas City, MO 64105

TRANSFER AGENT

  DST Systems, Inc.
  333 W. 11th Street
  Kansas City, MO 64105

INDEPENDENT AUDITORS

  Ernst & Young LLP
  787 Seventh Avenue
  New York, NY 10019

LEGAL COUNSEL

  Paul, Weiss, Rifkind, Wharton & Garrison
  1285 Avenue of the Americas
  New York, NY 10019-6064



Additional information about the Funds is included in the Statement of Additional Information ("SAI") dated February 28, 2000, as amended or supplemented from time to time, which is incorporated by reference in its entirety. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call 1-877-INFO-ING.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site can be obtained for a fee by writing to: Securities and Exchange Commission, Public Reference Section, Washington D.C. 20549-6009.

Investment Company Act File No. 811-08895

ING FUNDS PROSPECTUS
February 28, 2000


CLASS A, B & C SHARES

MONEY MARKET FUNDS
         ING Money Market Fund
         ING U.S. Treasury Money Market Fund
         ING National Tax-Exempt Money Market Fund

         This Prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records. Although these securities have been registered with the Securities and Exchange Commission, the Commission has not judged them for investment merit and does not guarantee the accuracy or adequacy of the information in this Prospectus. Anyone who informs you otherwise is committing a criminal offense.

                                                  [INSERT ING [LION LOGO] FUNDS]

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
FUNDS AT A GLANCE...........................................    1
MONEY MARKET FUNDS..........................................    2
  ING Money Market Fund.....................................    2
  ING U.S. Treasury Money Market Fund.......................    3
  ING National Tax-Exempt Money Market Fund.................    4
FEES AND EXPENSES...........................................    5
MANAGEMENT OF THE FUNDS.....................................    6
PRICING ALTERNATIVES........................................    7
HOW TO PURCHASE SHARES......................................    9
HOW TO REDEEM SHARES........................................   11
EXCHANGE PRIVILEGE..........................................   13
PRICING OF SHARES...........................................   15
DIVIDENDS AND DISTRIBUTIONS.................................   15
TAXES.......................................................   15
MORE INFORMATION ABOUT STRATEGIES AND RISKS.................   16
FINANCIAL HIGHLIGHTS........................................   18

ING FUNDS TRUST                                                                1
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                               FUNDS AT A GLANCE

 ING MONEY MARKET FUND

     Investment Objective. A high level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

     Main Investments. A diversified portfolio of high quality, U.S. dollar-denominated short-term debt securities which are determined by the Sub-Adviser to present minimal credit risks.

     Main Risks. You could lose money. The Fund's yield will vary. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

 ING U.S. TREASURY MONEY MARKET FUND

     Investment Objective. A high level of current income as is consistent with liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share.

     Main Investments. A diversified portfolio of short-term U.S. Treasury securities and repurchase agreements which are fully collateralized by U.S. Treasury securities.

     Main Risks. You could lose money. The Fund's yield will vary. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

 ING NATIONAL TAX-EXEMPT MONEY MARKET FUND

     Investment Objective. A high level of current income that is exempt from federal income tax as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

     Main Investments. A diversified portfolio of high quality, short-term municipal debt securities which are determined by the Sub-Adviser to present minimal credit risks.

     Main Risks. You could lose money. The Fund's yield will vary. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

 2                                                               ING FUNDS TRUST
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                               MONEY MARKET FUNDS

 ING MONEY MARKET FUND

     Investment Objective. The Fund seeks to provide investors with a high level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

     Principal Investment Strategies. The Fund will operate as a diversified fund and invest in a portfolio of high-quality, U.S. dollar denominated short-term debt obligations which are determined by the Sub-Adviser to present minimal credit risks.

     Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

     The Fund will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to, (i) U.S. Government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage-backed and asset-backed securities, guaranteed investment contracts, loan participation interests, medium-term notes, and other promissory notes, including floating and variable rate obligations; and (iii) the following domestic, Yankeedollar and Eurodollar obligations: certificates of deposit, time deposits, bankers acceptances, commercial paper, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Fund may invest more than 25% of its total assets in instruments issued by domestic banks.

     The Fund may purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis. The Fund may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate. The Fund may enter into repurchase agreements.

     In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity, as well as adherence to regulatory requirements. The four steps are:

     - First, a formal list of high-quality issuers is actively maintained;

     - Second, securities of issuers on the approved list which meet maturity guidelines and are rated "first tier" (that is, they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund's Board of Trustees) are selected for investment;

     - Third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and

     - Finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will vary and the Fund may not achieve as high a level of current income as other funds that do not limit their investments to the high-quality securities in which the Fund invests.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance.

ING FUNDS TRUST                                                                3
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ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A for the year ended December 31, 1999.

[Class A Annual Return bar chart]

                                                                           MONEY MARKET FUND
                                                                           -----------------
1999                                                                            4.64%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99).......  1.25%
---------------------------------------------------
Worst Quarter (quarter ended 6/30/99).......  1.07%

PERFORMANCE TABLE

     The following performance table discloses the Fund's average annual return as of December 31, 1999 for each class of shares.

 AVERAGE ANNUAL RETURN(1)
 (as of 12/31/99)

                            CLASS A   CLASS B   CLASS C
                            -------   -------   -------
1 Year....................   4.64%    -1.11%     2.88%
-------------------------------------------------------
Since Inception
  (12/15/98)..............    4.64      0.07      3.88

------------------------------

(1) Total returns reflect the deduction of the applicable contingent deferred sales load.

     The Fund's seven-day yields as of December 31, 1999 for the Class A, B and C shares were 5.05%, 4.41% and 4.41%, respectively. The "seven-day yield" is an annualized figure -- the amount you would earn if you kept your investment in the Fund and the Fund continued to earn the same net interest income throughout the year.

     The Fund's seven-day effective yields as of December 31, 1999 for the Class A, B and C shares were 5.18%, 4.51% and 4.51%, respectively. The "seven-day effective yield" (also an annualized figure) assumes that dividends are reinvested and compounded.

     For the Fund's current seven-day yield and seven-day effective yield, call the Fund at 1-877-INFO-ING (1-877-463-6464).

 ING U.S. TREASURY MONEY MARKET FUND

     Investment Objective. The Fund seeks to provide investors with a high level of current income as is consistent with liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share.

     Principal Investment Strategies. The Fund will operate as a diversified fund and invest in direct short-term obligations of the United States Treasury, which are backed by the full faith and credit of the United States Government. The Fund may also invest in repurchase agreements which are fully collateralized by U.S. Treasury securities. The Fund may purchase U.S. Treasury securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis.

     Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

     Maturity decisions are made by the Sub-Adviser based upon liquidity requirements, yield curve analysis and market expectations of future interest rates.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will vary and the Fund may not achieve as high a level of current income as other funds that do not limit their investments to the high-quality securities in which the Fund invests.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING U.S. Treasury Money Market Fund has not yet commenced operations, there is no performance information included in this Prospectus.

 4                                                               ING FUNDS TRUST
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 ING NATIONAL TAX-EXEMPT MONEY MARKET FUND

     Investment Objective. The Fund seeks to provide investors with a high level of current income that is exempt from federal income tax as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

     Principal Investment Strategies. The Fund will operate as a diversified fund and invest at least 80% of its net assets in a portfolio of high-quality, short-term municipal obligations, which are determined by the Sub-Adviser to present minimal credit risks. Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is, in the opinion of bond counsel of the issuer, exempt from federal income tax. The Fund will not purchase private activity bonds, the interest from which would be a preference item subject to the federal alternative minimum tax. Although the Sub-Adviser has no intention of doing so, the Fund may temporarily invest from time to time up to 20% of its net assets in money market instruments that are subject to federal income tax. For temporary defensive purposes, the Fund may invest up to 100% of its net assets in money market instruments that are subject to federal income tax.

     The Fund may purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis. The Fund may also invest in obligations that have floating and variable rates of interest. The Fund may enter into repurchase agreements.

     Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

     In selecting debt securities for the Fund, the Sub-Adviser seeks to select those instruments that appear to have the potential to achieve the Fund's investment objective within the credit and risk tolerances established for the Fund. In accordance with those policies, the Fund will invest only in instruments that at the time of investment are rated "first tier" (that is, they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund's Board of Trustees). The Sub-Adviser continually monitors diversification of the Fund's assets to ensure that regulatory limits are not exceeded.

     In managing the Fund, the Sub-Adviser employs a number of professional money management techniques, including varying the composition of investments and the average maturity of the portfolio based upon the Sub-Adviser's assessment of the relative values of the various money market securities and future interest rate patterns. These assessments will change in response to changing economic and money market conditions and to shifts in fiscal and monetary policy. The Sub-Adviser also seeks to improve yield by taking advantage of yield disparities that regularly occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. Also, there are frequently differences in the yield between the various types of money market securities. The Fund seeks to enhance yield by purchasing and selling securities based upon these yield disparities.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will vary and the Fund may not achieve as high a level of current income as other funds that do not limit their investments to the high-quality securities in which the Fund invests.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING National Tax-Exempt Money Market Fund has not yet commenced operations, there is no performance information included in this Prospectus.

ING FUNDS TRUST                                                                5
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                               FEES AND EXPENSES

     The following tables describe the fees and expenses that you will pay if you buy and hold shares of the Funds.

                                                                  ING MONEY MARKET FUND
                                                              -----------------------------
                                                              CLASS A    CLASS B    CLASS C
                                                              -------    -------    -------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)...........................................   NONE       NONE       NONE
Maximum Sales Load Imposed on Reinvested Dividends (as a
  percentage of offering price).............................   NONE       NONE       NONE
Maximum Contingent Deferred Sales Load (as a percentage of
  the lesser of the net asset value at the time of
  redemption or at the time of purchase)....................   NONE      5.00%      1.00%
Redemption Fee..............................................   NONE       NONE       NONE
Exchange Fee................................................   NONE       NONE       NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
  from Fund assets)
Management Fees.............................................  0.25%      0.25%      0.25%
Distribution (12b-1) Fees...................................  0.50%      0.75%      0.75%
Shareholder Servicing Fees..................................  0.25%      0.25%      0.25%
Other Expenses..............................................  0.67%      0.54%      0.53%
                                                               ----       ----       ----
TOTAL FUND OPERATING EXPENSES...............................  1.67%      1.79%      1.78%
Fee Waiver and/or Reimbursements by Investment Manager(1)...  0.90%      0.38%      0.37%
                                                               ----       ----       ----
NET EXPENSES................................................  0.77%      1.41%      1.41%
                                                               ====       ====       ====

------------------------------

(1) The Investment Manager has entered into expense limitation contracts with the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for the Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

                                                       ING U.S. TREASURY MONEY       ING NATIONAL TAX-EXEMPT MONEY
                                                             MARKET FUND                      MARKET FUND
                                                    -----------------------------    -----------------------------
                                                    CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C
                                                    -------    -------    -------    -------    -------    -------
SHAREHOLDER FEES (fees paid directly from your
  investment)
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)...................    NONE      NONE       NONE       NONE       NONE       NONE
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).............    NONE      NONE       NONE       NONE       NONE       NONE
Maximum Contingent Deferred Sales Load (as a
  percentage of the lesser of the net asset value
  at the time of redemption or at the time of
  purchase).......................................    NONE     5.00%      1.00%       NONE      5.00%      1.00%
Redemption Fee....................................    NONE      NONE       NONE       NONE       NONE       NONE
Exchange Fee......................................    NONE      NONE       NONE       NONE       NONE       NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
  deducted from Fund assets)
Management Fees...................................   0.25%     0.25%      0.25%      0.40%      0.40%      0.40%
Distribution (12b-1) Fees.........................   0.50%     0.75%      0.75%      0.50%      0.75%      0.75%
Shareholder Servicing Fees........................   0.25%     0.25%      0.25%      0.25%      0.25%      0.25%
Other Expenses(1).................................   0.50%     0.50%      0.50%      0.50%      0.50%      0.50%
                                                    ------      ----       ----       ----       ----       ----
TOTAL FUND OPERATING EXPENSES.....................   1.50%     1.75%      1.75%      1.65%      1.90%      1.90%
Fee Waiver and/or Reimbursements by Investment
  Manager(2)......................................   0.84%     0.34%      0.34%      0.95%      0.45%      0.45%
                                                    ------      ----       ----       ----       ----       ----
NET EXPENSES......................................   0.66%     1.41%      1.41%      0.70%      1.45%      1.45%
                                                    ======      ====       ====       ====       ====       ====

------------------------------

(1) Other expenses are based on estimated amounts for the current fiscal year.

(2) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

 6                                                               ING FUNDS TRUST
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EXAMPLES

     These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each Example assumes that:

     - you invest $10,000 in the Fund for the time period indicated;

     - your investment has a 5% return each year;

     - the Fund's operating expenses remain the same, except for the expiration of the contractual expense limitations on October 31, 2000; and

     - you redeem all of your shares at the end of the time period indicated.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                             ------        -------        -------        --------
MONEY MARKET FUNDS
  ING Money Market Fund
     Class A Shares........................   $ 79         $  442         $  828          $1,913
     Class B Shares........................   $645         $  931         $1,141          $2,056
     Class C Shares........................   $245         $  528         $  937          $2,078
  ING U.S. Treasury Money Market Fund
     Class A Shares........................   $ 68         $  394
     Class B Shares........................   $645         $  922
     Class C Shares........................   $245         $  522
  ING National Tax-Exempt Money Market Fund
     Class A Shares........................   $ 72         $  430
     Class B Shares........................   $649         $  958
     Class C Shares........................   $249         $  558

     You would pay the following expenses if you did not redeem your shares:

                                             1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                             ------        -------        -------        --------
MONEY MARKET FUNDS
  ING Money Market Fund
     Class A Shares........................   $ 79         $  442         $  828          $1,913
     Class B Shares........................   $145         $  531         $  941          $2,056
     Class C Shares........................   $145         $  528         $  937          $2,078
  ING U.S. Treasury Money Market Fund
     Class A Shares........................   $ 68         $  394
     Class B Shares........................   $145         $  522
     Class C Shares........................   $145         $  522
  ING National Tax-Exempt Money Market Fund
     Class A Shares........................   $ 72         $  430
     Class B Shares........................   $149         $  558
     Class C Shares........................   $149         $  558

                            MANAGEMENT OF THE FUNDS

     The Investment Manager. ING Mutual Funds Management Co. LLC (the "Investment Manager") serves as each Fund's investment manager. The Investment Manager is a wholly owned indirect subsidiary of ING Groep N.V. ("ING Group") and is registered with the Securities and Exchange Commission. The Investment Manager is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 1999, the Investment Manager managed over $1.23 billion in assets.

     The Investment Manager supervises all aspects of each Fund's operations and provides investment advisory services to the Funds. This includes engaging sub-advisers, as well as monitoring and evaluating the management of the assets of each such Fund by its sub-adviser. The Investment Manager has acted as an investment adviser to mutual funds since 1998. Today, the Investment Manager advises or manages 30 investment portfolios, including the Funds, encompassing a broad range of investment objectives.

ING FUNDS TRUST                                                                7
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     Investment Manager Compensation. The following table shows the aggregate annual advisory fee to be paid by each Fund as a percentage of that Fund's average daily net assets:

FUND                                       ADVISORY FEE
----                                       ------------
ING Money Market Fund....................     0.25%
ING U.S. Treasury Money Market Fund......     0.25%
ING National Tax-Exempt Money Market
  Fund...................................     0.40%

     Sub-Advisers. The Investment Manager has engaged affiliated investment management firms to act as sub-advisers to each of the Funds, as indicated in the table below. Each sub-adviser has full investment discretion to make all determinations with respect to the investment of their respective Fund's assets and the purchase and sale of portfolio securities and other investments. Each sub-adviser is a wholly-owned, indirect subsidiary of ING Group and is registered with the Securities and Exchange Commission.

FUND                                SUB-ADVISER
----                                -----------
ING Money Market
  Fund.................  ING Investment Management LLC
ING U.S. Treasury Money
  Market Fund..........  ING Investment Management LLC
ING National Tax-Exempt
  Money Market Fund....  Furman Selz Capital Management LLC

     ING Investment Management LLC. ING Investment Management LLC ("IIM") serves as sub-adviser to the ING Money Market Fund and the ING U.S. Treasury Money Market Fund. IIM is located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327. IIM is engaged in the business of providing investment advice to portfolios which, as of December 31, 1999, were valued at $28.6 billion. IIM also advises other registered investment companies.

     Furman Selz Capital Management LLC. Furman Selz Capital Management LLC ("FSCM") serves as sub-adviser to the ING National Tax-Exempt Money Market Fund. FSCM is located at 230 Park Avenue, New York, NY 10169. FSCM is engaged in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 1999, were valued at approximately $10.03 billion.

     Portfolio Managers. The following individuals are primarily responsible for the day-to-day management of each Fund's portfolio:

     ING Money Market Fund. Ms. Jennifer J. Thompson, CFA leads a team of three investment professionals in managing the Fund. Ms. Thompson has been employed by IIM as an investment professional since 1998 and has seven years of investment experience.

     ING U.S. Treasury Money Market Fund. Ms. Jennifer J. Thompson, CFA leads a team of three investment professionals in managing the Fund. Ms. Thompson has been employed by IIM as an investment professional since 1998 and has seven years of investment experience.

     ING National Tax-Exempt Money Market Fund. Mr. Robert Schonbrunn and Mr. Alan Segars have primary responsibility for managing the Fund. Mr. Schonbrunn has been an investment professional with FSCM since 1985 and has 32 years of investment experience. Mr. Segars has been an investment professional with FSCM since 1993 and has 30 years of investment experience.

                              PRICING ALTERNATIVES

     The Funds, except ING National Tax-Exempt Money Market Fund, offer a choice of five share classes, each with its own sales load and expense structure, allowing you to invest in the way that best suits your needs. The ING National Tax-Exempt Money Market Fund offers only Class A, Class B and Class C shares. Class A, Class B and Class C shares are offered in this Prospectus. Class X and Class I shares are offered under separate prospectuses. The Class X shares has different sales charges and other expenses, which may affect performance, and may be purchased only by certain qualified investors (including, but not limited to, IRAs, Roth IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). The Class I shares are sold without an initial sales charge and also are not subject to any Rule 12b-1 fees, shareholder servicing fees or account servicing fees. The Class I shares may be purchased only by (i) retirement plans affiliated with ING Group, and (ii) ING Group and its affiliates for purposes of corporate cash management. Each share class represents an ownership interest in the same investment portfolio. When you choose your class of shares you should consider the size of your investment and how long you plan to hold your shares.

     For example, if you buy Class A shares, you will be subject to a distribution fee of 0.50% and a shareholder servicing fee of 0.25%.

     If you select Class B or C shares, you will be subject to a distribution fee of 0.75% and a shareholder servicing fee of 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than purchasing the Class A shares. In addition, you may be subject to a deferred sales load when you sell Class B or Class C shares.

     The Funds' shares are distributed by ING Funds Distributor, Inc. (the "Distributor"), an affiliate of the Investment Manager. The Funds' shares may be sold by retail broker-dealers that are under common control with the

 8                                                               ING FUNDS TRUST
--------------------------------------------------------------------------------

Funds. As of the date of this Prospectus, such broker-dealers are Compulife Investor Services, Inc., IFG Network Securities, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, VESTAX Securities Corporation, ING Barings Furman Selz LLC and ING Barings LLC.

     The table below summarizes key features of the pricing alternatives available through this Prospectus.

                               CLASS A                 CLASS B                 CLASS C
  Availability           Available directly      Available directly      Available directly
                         from the Funds or       from the Funds or       from the Funds or
                         through authorized      through authorized      through authorized
                         securities dealers      securities dealers      securities dealers
                         or investment           or investment           or investment
                         advisors.               advisors.               advisors.
  Initial Sales Load?    No. Entire purchase     No. Entire purchase     No. Entire purchase
                         price is invested in    price is invested in    price is invested in
                         shares of the Fund.     shares of the Fund.     shares of the Fund.
  Deferred Sales         No.                     Yes. Payable if you     Yes. Payable if you
  Load?                                          redeem within six       redeem within one
                                                 years of purchase.      year of purchase.
  Redemption Fee?        No.                     No.                     No.
  Account Maintenance    0.25% Shareholder       0.25% Shareholder       0.25% Shareholder
  and Distribution       Servicing Fee; 0.50%    Servicing Fee; 0.75%    Servicing Fee; 0.75%
  Fees?                  Distribution Fee        Distribution Fee        Distribution Fee
                         under a Rule 12b-1      under a Rule 12b-1      under a Rule 12b-1
                         Plan.                   Plan.                   Plan.
  Conversion to Class    Not Applicable.         Yes, automatically      No.
  A Shares?                                      after eight years.

 CLASS A SHARES

     No initial sales load is applied to Class A shares of any Fund in this Prospectus.

 CLASS B SHARES - DEFERRED SALES LOAD ALTERNATIVE

     If you select Class B shares, you do not pay an initial sales load at the time of purchase. However, if you redeem your Class B shares within 6 years after purchase, you may be required to pay a deferred sales load. You will also pay distribution fees of 0.75% and shareholder servicing fees of 0.25% each year. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than purchasing Class A shares. The Distributor uses the money that it receives from the deferred sales loads and the distribution fees to cover the costs of marketing, advertising and compensating the securities dealer who assists you in purchasing Fund shares. Although Class B shares are sold without an initial sales load, the Distributor normally pays a sales commission of 4.00% of the purchase price of Class B shares to the dealer from its own resources at the time of sale.

     If you redeem Class B shares within 6 years after purchase, you may be charged a deferred sales load. The amount of the load gradually decreases as you hold your shares over time, according to the following schedule:

REDEMPTION DURING                          SALES LOAD*
-----------------                          -----------
1st year after purchase..................       5%
2nd year after purchase..................       4%
3rd year after purchase..................       4%
4th year after purchase..................       3%
5th year after purchase..................       2%
6th year after purchase..................       1%
Thereafter...............................     None

------------------------------

* The sales load will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired through reinvestment of dividends or distributions are not subject to a deferred sales load.

     The deferred sales load relating to Class B shares will be waived in certain circumstances, such as:

     - Mandated minimum post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old.

     - Redemptions resulting from shareholder death or disability as long as the waiver request is made within one year of death or disability or, if later, reasonably promptly following completion of probate.

ING FUNDS TRUST                                                                9
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     - Redemptions through the Systematic Withdrawal Plan of up to 10% per year of the initial account balance, which must be at least equal to $20,000.

     - Redemptions resulting from closure by the Fund of the account in which shares are held.

     To determine whether the Class B CDSL applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares held for over six years; and (iii) shares in the order they were purchased (such that shares held the longest are redeemed first). In the table above, a "year" is a 12 month period. All purchases are considered to have been made on the business day of the month in which the purchase was made.

     Your Class B shares convert automatically into Class A shares eight years after purchase. Any Class B shares received through reinvestment of dividends or distributions paid on converting shares will also convert at that time. Class A shares are subject to lower annual expenses than Class B shares. The conversion of Class B shares to Class A shares is not a taxable event for federal income tax purposes.

     If you redeem Class B shares and within 90 days buy new shares of the same class, you will receive a credit for any CDSL paid. If such reinstated shares are then redeemed within six years of the initial purchase, the CDSL will be imposed upon the redemption. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact the Funds at 1-877-INFO-ING.

 CLASS C SHARES -- LEVEL SALES LOAD ALTERNATIVE

     If you select Class C shares, you do not pay an initial sales load at the time of purchase. However, if you redeem your Class C shares within one year after purchase, you may be required to pay a deferred sales load. You will also pay distribution fees of 0.75% and shareholder servicing fees of 0.25% each year. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than purchasing the Class A shares. The Distributor uses the money that it receives from the deferred sales loads and the distribution fees to cover the costs of marketing, advertising and compensating the securities dealer who assists you in purchasing Fund shares. Although Class C shares are sold without an initial sales load, the Distributor normally pays a sales commission of 1.00% of the purchase price of Class C shares to the dealer from its own resources at the time of sale.

     If you redeem Class C shares within one year after purchase, you may be charged a deferred sales load of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. You will not be charged a deferred sales load when you redeem shares that you acquire through reinvestment of Fund dividends or distributions. The deferred sales load relating to Class C shares will be reduced or waived in the same circumstances as described for Class B shares above.

     Class C shares do not offer a conversion privilege.

     If you redeem Class C shares and within 90 days buy new shares of the same class, you will receive a credit for any CDSL paid. If such reinstated shares are then redeemed within one year of the initial purchase, the CDSL will be imposed upon the redemption. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact the Funds at 1-877-INFO-ING.

                             HOW TO PURCHASE SHARES

     Orders for the purchase of shares of the Funds will be executed at the net asset value per share (the "public offering price") next determined after an order has been received. The public offering price of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time) on each day the Exchange and the Federal Reserve Bank are open for business.

     Notwithstanding the foregoing, a purchase order for shares of a Fund within this Prospectus must generally be received by a specified "cut-off" time to be executed on the same day at the price per share next determined, provided that the Funds' custodian receives federal funds or other immediately available funds by 4 p.m. Eastern time. The cut-off time applicable to the ING Money Market Fund is 3:00 p.m. Eastern time and the cut-off time applicable to the ING U.S. Treasury Money Market Fund and the ING National Tax-Exempt Money Market Fund is 12 noon Eastern time.

     The minimum initial investment in a Fund is $2,000 ($1,000 for an IRA investment or any qualified plan). Any subsequent investments must be at least $50, including an IRA or qualified plan investment. The Distributor may waive these minimums from time to time. All initial investments should be accompanied by a completed Account Application. An Account Application accompanies this Prospectus. A separate application is required for an IRA or qualified plan investor. All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued.

10                                                               ING FUNDS TRUST
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     When you purchase shares of a Fund, please specify the class of shares that you wish to purchase. If you do not choose a class of shares, then your investment will be made in Class A shares. The Funds reserve the right to reject any purchase order. The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies. Personal third party checks and non-U.S. checks will not be accepted. All initial investments may be made using any of the following methods:

  By Mail                        Send your completed and signed application and
                                 check payable to ING Funds Trust by regular
                                 mail to:
                                   ING Funds
                                   P.O. Box 219416
                                   Kansas City, MO 64121-9416
                                 Or by express, registered, or certified mail to:
                                   ING Funds
                                   c/o NFDS
                                   330 W. 9th Street
                                   Kansas City, MO 64105
  Through an Authorized          Contact your broker or investment adviser for
  Broker or Investment           instructions on purchasing shares through their
  Adviser                        organizations. These organizations may impose additional
                                 requirements and charges for the services rendered.
  By Wire                        First contact the Funds at 1-877-INFO-ING to obtain a
                                 fund account number and reference number for the wire.
                                 Then contact your bank and request it to wire federal
                                 funds to the applicable Fund. Your bank will normally
                                 charge you a fee for handling the transaction. The
                                 following wire instructions should be used:
                                   State Street Bank and Trust Company
                                   ABA 101003621
                                   A/C # 890-756-095-8
                                   Credit to [insert the ING Fund name]
                                   For Account of [insert your ING Fund account number]

     You may purchase additional shares after your account has been established using any of the following methods:

  By Mail                        Send a check payable to ING Funds Trust, along with a
                                 remittance slip from a confirmation statement or with a
                                 letter of instructions including your account number and
                                 Fund name, to the appropriate address listed above.
  Through an Authorized          Contact your broker or investment adviser.
  Broker or Investment
  Adviser
  By Wire                        Follow the instructions above for initial investments by
                                 wire.
  ING Funds 24/7 Audio           Provided your bank is an ACH member, you may initiate a
  Response and Internet          purchase of Fund shares by transferring funds from your
  Transactions*                  pre-designated bank account by one of the following
                                 methods:
                                 - access your account via the ING Funds Audio Response
                                   system by calling the Funds at 1-877-INFO-ING and
                                   selecting option 1, or
                                 - access your account via our ING Web Site at
                                   www.ingfunds.com.

  * A personal identification    If you did not select this option on your account
  number and a pre-designated    application, you may obtain the necessary authorization
  bank account are required      form by calling the Funds at the above phone number. If
  to use these services.         you have selected this option, but have not yet activated
                                 a personal identification number, please contact the

ING FUNDS TRUST                                                               11
--------------------------------------------------------------------------------

                                 Funds at the above phone number. Your bank may charge you
                                 a fee for handling these transactions.
  ING Auto-Asset Accumulation    This plan permits you to purchase Fund shares (minimum of
  Plan                           $50 per transaction) at regular intervals by transferring
                                 funds from your bank account. Call the Funds at
                                 1-877-INFO-ING to obtain the necessary authorization
                                 form. The Funds reserve the right upon 30 days' written
                                 notice to make reasonable charges for this service.
  Direct Deposit Plans           These plans permit you to purchase Fund shares (minimum
                                 of $50 per transaction) by having your employer
                                 automatically transfer a portion of your paycheck to the
                                 Funds. Social security recipients may have all or a
                                 portion of their social security check transferred
                                 automatically to purchase Fund shares. You may call the
                                 Funds at 1-877-INFO-ING to obtain the necessary
                                 authorization form. The Funds reserve the right upon 30
                                 days' written notice to make reasonable charges for this
                                 service.

     IRA investments made through the ING Auto-Asset Accumulation Plan or Direct Deposit Plans will be treated as current year contributions only. Prior year contributions through the ING Auto-Asset Accumulation Plan or Direct Deposit Plans are prohibited. IRA investments cannot exceed Internal Revenue Service stated maximums for investing in a calendar year. It is the account holder's responsibility to ensure that their account(s) are within these maximum investment guidelines.

                              HOW TO REDEEM SHARES

     You may redeem your shares, in whole or in part, on each day a Fund is valued. Shares will be redeemed without charge (except for any applicable CDSL) at the net asset value next determined after a redemption request in good order has been received by the Funds. In the instance where you own more than one class of shares and the class of shares being redeemed are not subject to the CDSL, those shares with the highest Rule 12b-1 fee will be redeemed in full prior to any redemption of shares with a lower Rule 12b-1 fee.

     When purchases are made by check in any Fund, redemption proceeds will be made available immediately upon clearance of the purchase check, which may take up to 15 calendar days. You may avoid this delay by investing through wire transfers of federal funds.

     Once your shares are redeemed, the Funds will ordinarily send the proceeds by check to you at the address of record on the next business day. To ensure acceptance of your redemption request, it is important to follow the procedures described below. If you purchased your shares through an Authorized Broker or Investment Adviser, please contact them to inquire which redemption methods are available to you. Under certain circumstances described below, a signature guarantee may be required. You may redeem your shares using any of the following methods:

  By Mail                        Send your letter of instructions for redemption to the
                                 appropriate address by regular mail to:
                                   ING Funds
                                   P.O. Box 219416
                                   Kansas City, MO 64121-9416
                                 Or by express, registered or certified mail to:
                                   ING Funds
                                   c/o NFDS
                                   330 W. 9th Street
                                   Kansas City, MO 64105
                                 Your letter of instructions must include:
                                 - the name of the Fund and account number you are
                                   redeeming from
                                 - your name(s) and address as they appear on your account
                                 - the dollar amount or number of shares you wish to
                                   redeem
                                 - your signature(s) as it appears on your account

 12                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

                                 - a signature guarantee, if required (see below)
                                 - additional information may be required for redemptions
                                   from IRAs or other retirement plans. Please call the
                                   Funds at 1-877-INFO-ING for instructions.
                                 If you have a pre-designated bank account on file, you
                                 may request to have your redemption proceeds wired
                                 directly into your bank account. If we do not have bank
                                 instructions on your account, or if you would like the
                                 proceeds to be sent to another account, a signature
                                 guarantee will be required.
  By Telephone                   The telephone redemption privilege is available unless
                                 you specifically decline this option on your Account
                                 Application. To request a telephone redemption, call a
                                 Fund's representative at 1-877-INFO-ING and be prepared
                                 to give the representative your account number, social
                                 security number and account registration, the Fund name
                                 from which you are redeeming shares, and the amount to be
                                 redeemed. Your redemption proceeds will be wired to your
                                 predesignated bank account. If no pre-designated bank
                                 account is on file, a check will be sent to your address
                                 of record. If you did not complete the bank account
                                 information section on your application at the time of
                                 your initial purchase, you may obtain the necessary
                                 authorization form by contacting a Fund's representative
                                 at the above phone number. Telephone redemptions will be
                                 suspended for a period of 15 days following an address
                                 change. Your bank may charge you a fee for receiving a
                                 wire payment on your behalf. This feature is not
                                 available to IRAs or other retirement plans.
  Through an Authorized          You may redeem your shares by contacting your authorized
  Broker or Investment           broker or investment advisor and instructing him or her
  Adviser                        to redeem your shares. Your representative will then
                                 contact the Funds and place a redemption trade on your
                                 behalf. These organizations may impose certain
                                 restrictions on redemptions and may charge you a fee for
                                 the transaction.
  By Systematic Withdrawal       You may arrange to receive automatic cash payments
  Plan                           (minimum $50) periodically. Call 1-877-INFO-ING for more
                                 information and an enrollment form.
  ING Funds 24/7 Audio           Provided your bank is an ACH member, you may request that
  Response and Internet          redemption proceeds (minimum $500 per day) be transferred
  Transactions*                  from your Fund account to your pre-designated bank
                                 account by one of the following methods:
                                 - access your account via the ING Funds Audio Response
                                   system by calling the Funds at 1-877-INFO-ING and
                                   selecting option 1, or
                                 - access your account via our ING Web Site at
                                   www.ingfunds.com.
                                 Holders of jointly registered Fund or bank accounts may
                                 not redeem more than $250,000 within any 30-day period
                                 under this procedure. If you did not select this option
                                 on your account application, you may obtain the necessary
  * A personal identification    authorization form by calling the Funds at the above
  number and a pre-designated    phone number. If you have selected this option, but have
  bank account are required      not yet activated a personal identification number,
  to use these services.         please contact the Funds at the above phone number. Your
                                 bank may charge you a fee for handling these
                                 transactions. This feature is not available to IRAs or
                                 other retirement plans.

ING FUNDS TRUST                                                               13
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  By Checkwriting (ING Money     A check redemption ($100 minimum / no maximum) feature is
  Market Funds only)             available to shareholders of the Funds within this
                                 Prospectus. Checks are free and a Checkwriting
                                 Authorization and Signature Card may be obtained by
                                 contacting the Funds at 1-877-INFO-ING. Checks will be
                                 sent to you by first class mail upon receipt of a
                                 properly completed Authorization and Signature Card. You
                                 will be charged $20 for each check returned unpaid for
                                 insufficient funds.
  Optional Insurance Benefit     Insurance companies, including certain companies
                                 affiliated with the Manager, may make certain life
                                 insurance coverage available to persons on whose behalf
                                 shares of the Funds are purchased. The benefits of this
                                 coverage payable at death will be related to the amounts
                                 paid to purchase shares and to the value of the shares
                                 held for the benefit of the insured persons. If you
                                 purchase such life insurance coverage, you will be
                                 required to authorize periodic redemptions of Fund shares
                                 to pay the premiums for such coverage. These redemptions
                                 will not be subject to CDSLs, but will have the same tax
                                 consequences as any other Fund redemptions. Certain
                                 restrictions apply. Call 1-877-INFO-ING for more
                                 information and application forms for this program.

     The Funds reserve the right to redeem in kind. That is, the Funds may honor redemption requests with readily marketable portfolio securities instead of cash if during any 90-day period redemptions exceed the lesser of $250,000 or 1% of the net assets of the redeeming Fund at the beginning of such period. You may incur transaction costs associated with converting these securities to cash.

     Due to the high costs of maintaining small accounts, the Funds may ask that you increase your account balance if (1) the value of your account falls below $500 for three consecutive months as a result of redemptions or exchanges, and
(2) your account has been in existence for at least one year and you have not made any additional purchases in the account within the preceding six calendar months. If the account balance remains below the minimum requirement for 60 days after you are notified, the Funds may close your account and send you the redemption proceeds.

     Signature Guarantees. A signature guarantee is designed to protect the investor, the Funds and their agents by verifying the signature of certain investors seeking to redeem, transfer, or exchange shares of the Funds. Signature guarantees are required for:

     - redemptions by mail in excess of $50,000;

     - redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered;

     - redemptions requesting proceeds to be sent by wire to other than the bank of record for the account;

     - redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 15 days;

     - requests to transfer the registration of shares to another owner;

     - telephone exchange and telephone redemption authorization forms;

     - changes in previously designated wiring instructions; or

     - redemptions or exchanges of shares previously reported as lost/abandoned property, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record.

     The foregoing requirements may be waived or modified upon notice to shareholders.

     Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," contact the Funds at 1-877-INFO-ING.

                               EXCHANGE PRIVILEGE

     Investors who purchase Class A shares of the ING Money Market Fund, ING U.S. Treasury Money Market Fund or ING National Tax-Exempt Money Market Fund may exchange their shares for Class A shares or shares of

 14                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

any other class of the other Funds. Any sales load previously paid on the shares being exchanged will be credited toward the sales load payable on the shares being acquired. If a sales load has not been previously paid, then non-money market shares being acquired may charge a sales load.

     Except as described below, Class B shares and Class C shares of a Fund may be exchanged, based on the per share net asset values, for the same class of shares of any other Fund. You will receive credit for the period of time you held the shares being exchanged when determining whether the acquired shares, when redeemed, will be subject to a contingent deferred sales load.
     Your exchange will be processed at the next determined net asset value (or offering price, if there is a sales load) after the Funds receive your request. A new account opened by exchange must be established with the same name(s), address and social security number as the existing account.

     You may only exchange shares into a Fund which is authorized for sale in your state of residence. The Funds may limit each account to eight exchanges per calendar year. The Funds may change or discontinue the exchange privilege after giving you 60 days' prior notice. An exchange of shares is a taxable event on which you may realize a gain or loss. You may exchange shares using any of the following methods:

  By Telephone                   You are automatically eligible to exchange shares by
                                 telephone unless you specifically decline this option on
                                 your Account Application. To speak with a service
                                 representative, call 1-877-INFO-ING. Be prepared to
                                 provide the representative with the following
                                 information:
                                 - your account number, social security number and account
                                   registration
                                 - the name of the Fund from and the Fund into which you
                                   wish to make the exchange
                                 - the dollar amount or the number of shares you wish to
                                   exchange
                                 Telephone exchanges will be suspended for a period of ten
                                 days following an address change.
  By Mail                        Send a letter of instructions to the Funds which includes
                                 the following information:
                                 - the name of the Fund and the account number you are
                                   exchanging from
                                 - your name(s), address and social security number
                                 - the dollar amount or number of shares you wish to
                                   exchange
                                 - the name of the Fund you are exchanging into
                                 - your signature(s) as it appears on your account
                                 Send your instructions by regular mail to:
                                   ING Funds
                                   P.O. Box 219416
                                   Kansas City, MO 64121-9416
                                 Or by express, registered or certified mail to:
                                   ING Funds
                                   c/o NFDS
                                   330 W. 9th Street
                                   Kansas City, MO 64105
  ING Funds 24/7 Audio           You may initiate an exchange transaction by one of the
  Response and Internet          following methods:
  Transactions*                  - access your account via the ING Funds Audio Response
                                   system by calling the Funds at 1-877-INFO-ING and
                                   selecting option 1, or
                                 - access your account via our ING Web Site at
                                   www.ingfunds.com.
                                 If you did not select this option on your account
                                 application, you may obtain the necessary authorization
                                 form by calling the Funds at

ING FUNDS TRUST                                                               15
--------------------------------------------------------------------------------

  * A personal identification    the above phone number. If you have selected this option,
  number is required to use      but have not yet activated a personal identification
  these services.                number, please contact the Funds at the above phone
                                 number.
  Auto-Exchange Privilege        The Auto-Exchange Privilege enables you to invest
                                 regularly, in exchange for shares of a Fund, in shares of
                                 other Funds of which you are a shareholder. The amount
                                 designated ($50 minimum) will be exchanged automatically
                                 according to the schedule you have selected. The right to
                                 exercise this privilege may be changed or terminated by
                                 the Funds upon 60 days' prior notice. For more
                                 information on this privilege or to obtain an
                                 Auto-Exchange Privilege Authorization Form, call the
                                 Funds at 1-877-INFO-ING.

                               PRICING OF SHARES

     Each of the Funds prices its shares based on its net asset value. The Funds use the amortized cost method to value its portfolio securities and seek to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. Although the Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Funds, there can be no assurance that each Fund's net asset value can be maintained at $1.00 per share.

     Each Fund determines the net asset value of its shares as of the close of the NYSE (normally 4:00 p.m., Eastern time) on each day the NYSE and the Federal Reserve Bank are open for business. The price at which a purchase or redemption is effected is based on the next calculation of a Fund's net asset value after the order is placed.

                          DIVIDENDS AND DISTRIBUTIONS

     Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). Each of the Funds will declare dividends daily and pay dividends monthly. In addition, each Fund intends to distribute, at least annually, substantially all of its net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

     Dividends and distributions will be reinvested in additional shares of a Fund at net asset value unless you elect to receive such dividends and distributions in cash. If you redeem all or a portion of Fund shares prior to a dividend payment date, you will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

     If you elect to receive distributions in cash and the post office cannot deliver your checks or if you do not cash your checks within six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the reinvestment option. You will not receive interest on the amount of your uncashed checks.

     You may also elect to automatically invest dividends and distributions paid by a Fund in shares of any other ING Fund of which you are a shareholder. Shares of the other Fund will be purchased at that Fund's then-current net asset value.

     You may also elect to transfer electronically dividends and distributions paid by a Fund to your designated bank account if your financial institution is an Automated Clearing House member. Banks may charge a fee for the service.

     The elections described above may be made either on the Account Application or by calling the Fund at 1-877-INFO-ING.

                                     TAXES

     All Funds. Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue

 16                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

Code of 1986 (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. By so qualifying, each Fund generally will not be subject to federal income tax to the extent that it distributes investment company taxable income and net realized capital gains in the manner required under the Code.

     Distributions by a Fund of its taxable net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable as long-term capital gains, regardless of the length of time you have held your shares.

     Distributions will be treated in the same manner for federal income tax purposes whether you receive them in cash or reinvest them in additional shares of the Fund. In general, distributions by a Fund are taxable to you in the year in which the distributions are made. However, certain distributions made during January will be treated as having been paid by a Fund and received by you on December 31 of the preceding year.

     A redemption or an exchange of shares is a taxable transaction on which you may realize a gain or loss. Any gain or loss realized upon the sale or other disposition of shares of a Fund generally will be a capital gain or loss which will be long-term or short-term depending on how long you have held the shares.

     Any loss realized upon a sale or disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions received on such shares.

     Under the backup withholding rules of the Code, you may be subject to 31% withholding of federal income tax on ordinary income dividends paid by a Fund. In order to avoid this backup withholding, you must provide the Funds with a correct taxpayer identification number or certify that you are otherwise exempt from or not subject to backup withholding.

     You will be notified annually as to the federal tax status of distributions made by the Funds in which you invest. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes. You should consult your own tax advisor as to the federal, state and local tax consequences of investing in shares of the Funds in your particular circumstances.

     ING National Tax-Exempt Money Market Fund. If the ING National Tax-Exempt Money Market Fund complies with applicable requirements of the Code, then dividends derived from interest on qualified state and local bonds ("tax-exempt bonds") will constitute exempt-interest dividends and will not be subject to federal income tax. Some portion of the exempt-interest dividends paid by the Fund could be treated as an item of "tax preference" for purposes of the alternative minimum tax. Under the Code, interest on certain types of tax-exempt bonds is designated as an item of tax preference for purposes of the alternative minimum tax on individuals and corporations. Therefore, if the Fund were to invest in such types of bonds, you would be required to treat as an item of tax preference that part of the distributions by the Fund that is derived from interest income on such bonds.

     Entities or persons who are "substantial users" (or persons related thereto), as defined in the Code, of facilities financed by tax-exempt bonds issued for certain private activities should consult their tax advisor before purchasing shares of the Fund.

     You are required to report the amount of tax-exempt interest received each year, including exempt-interest dividends paid by the Fund, on your federal income tax return. Exempt-interest dividends and other distributions paid by the Fund are included in the tax base for determining the taxability of social security or railroad retirement benefits. Interest on debt incurred to purchase or carry shares of the Fund may not be deductible for federal income tax purposes.

                  MORE INFORMATION ABOUT STRATEGIES AND RISKS

     A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques used by the Funds, see the Statement of Additional Information. Unless indicated otherwise, the following descriptions apply to all Funds.

     Many of the investment techniques and strategies discussed in this Prospectus and in the Statement of Additional Information are discretionary, which means that the Investment Manager or Sub-Adviser can decide whether to use them or not. The Investment Manager or Sub-Adviser may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

ING FUNDS TRUST                                                               17
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     Corporate and Municipal Debt Securities (ING Money Market Fund and ING National Tax-Exempt Money Market Fund, respectively). Debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

     U.S. Government Agency Securities (ING Money Market Fund Only). Some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

     Other Investment Companies (All Funds). Each Fund may invest up to 10% of its assets in other unaffiliated investment companies. There is no limit with regard to investments in affiliated investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

     Restricted and Illiquid Securities (All Funds, except ING U.S. Treasury Money Market Fund). Each Fund may invest up to 10% of its net assets in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

     Mortgage-Related Securities (ING Money Market Fund Only). Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

     Asset-Backed Securities (ING Money Market Fund Only). Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities often do not contain the benefit of a complete security interest in the related collateral. The risks associated with asset-backed securities may be reduced by the addition of credit enhancements such as a bank letter of credit or a third-party guarantee.

     Repurchase Agreements (All Funds). Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

     Lending Portfolio Securities (All Funds). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

     Borrowing (All Funds). Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     Fundamental and Non-Fundamental Policies (All Funds). Unless otherwise stated, all investment objectives and policies are non-fundamental and may be amended without shareholder approval.

     Percentage Investment Limitations (All Funds). Unless otherwise stated, percentage limitations in this prospectus apply at the time of investment.

 18                                                              ING FUNDS TRUST
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                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the ING Money Market Fund's financial performance for the fiscal period ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Past performance does not guarantee future results. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request. Because the following Funds had not commenced operations prior to October 31, 1999, financial highlights are not presented for ING U.S. Treasury Money Market Fund and National Tax-Exempt Money Market Fund.

ING MONEY MARKET FUND

For a share of beneficial interest outstanding throughout the period:

                                                              CLASS A SHARES(1)   CLASS B SHARES(1)   CLASS C SHARES(1)
                                                              -----------------   -----------------   -----------------
Net asset value per share, beginning of period..............      $   1.00             $ 1.00              $ 1.00
From investment operations:
  Net investment income(2)..................................          0.04               0.03                0.03
  Net realized and unrealized gain..........................            --                 --                  --
                                                                  --------             ------              ------
  Total from investment operations..........................          0.04               0.03                0.03
                                                                  --------             ------              ------
Distributions paid from investment income...................         (0.04)             (0.03)              (0.03)
                                                                  --------             ------              ------
Net asset value per share, end of period....................      $   1.00             $ 1.00              $ 1.00
Net assets, end of period (in thousands)....................      $228,124             $1,173              $  444
Total investment return at net asset value(3)(4)............          3.98%              3.31%               3.30%
Ratios to average net assets(5):
  Net expenses..............................................          0.73%              1.41%               1.41%
  Gross expenses............................................          1.67%              1.79%               1.78%
  Net investment income.....................................          4.59%              3.85%               3.89%

------------------------------

(1) Class A, B and C shares commenced operations on December 15, 1998.

(2) Per share amount is based on average number of shares outstanding during the period.

(3) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable contingent deferred sales loads with respect to Class B and C shares. Total returns would be lower if the Fund's expenses were not waived or reimbursed.

(4) Not annualized.

(5) Annualized.

INVESTMENT MANAGER                           TRANSFER AGENT

  ING Mutual Funds Management Co. LLC        DST Systems, Inc.
  1475 Dunwoody Drive                        333 W. 11th Street
  West Chester,  PA 19380-1478               Kansas City, MO 64105

SUB-ADVISERS                                 INDEPENDENT AUDITORS

  Furman Selz Capital Management LLC         Ernst & Young LLP
  230 Park Avenue                            787 Seventh Avenue
  New York, NY 10169                         New York, NY  10019

  ING Investment Management LLC              LEGAL COUNSEL
  5780 Powers Ferry Road, N.W., Suite 300    Paul, Weiss, Rifkind, Wharton &
  Atlanta, GA 30327                            Garrison
                                             1285 Avenue of the Americas
                                             New York, NY  10019-6064

DISTRIBUTOR

  ING Funds Distributor, Inc.
  1475 Dunwoody Drive
  West Chester,  PA 19380-1478

CUSTODIAN

  State Street Bank and Trust Company
  801 Pennsylvania Street
  Kansas City, MO 64105

Additional information about the Funds is included in the Statement of Additional Information ("SAI") dated February 28, 2000, as amended or supplemented from time to time, which is incorporated by reference in its entirety. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call 1-877-INFO-ING.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site can be obtained for a fee by writing to: Securities and Exchange Commission, Public Reference Section, Washington D.C. 20549-6009.

Investment Company Act File No. 811-08895

ING FUNDS PROSPECTUS

February 28, 2000




CLASS X SHARES



STOCK FUNDS
         ING Large Cap Growth Fund
         ING Growth & Income Fund
         ING Mid Cap Growth Fund
         ING Small Cap Growth Fund
         ING Global Brand Names Fund
         ING International Equity Fund
         ING European Equity Fund
         ING Tax Efficient Equity Fund
         ING Tax Efficient Equity Value Fund
         ING Focus Fund
         ING Global Information Technology Fund
         ING Global Communications Fund
         ING Internet Fund
         ING Internet Fund II
         ING Balanced Fund
         ING Emerging Markets Equity Fund
         ING Global Real Estate Fund
         ING Quality of Life Fund


         This Prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records. Although these securities have been registered with the Securities and Exchange Commission, the Commission has not judged them for investment merit and does not guarantee the accuracy or adequacy of the information in this Prospectus. Anyone who informs you otherwise is committing a criminal offense.


                                                  [INSERT ING [LION LOGO] FUNDS]

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
FUNDS AT A GLANCE...........................................    1
STOCK FUNDS.................................................    4
  ING Large Cap Growth Fund.................................    4
  ING Growth & Income Fund..................................    5
  ING Mid Cap Growth Fund...................................    6
  ING Small Cap Growth Fund.................................    7
  ING Global Brand Names Fund...............................    8
  ING International Equity Fund.............................   10
  ING European Equity Fund..................................   11
  ING Tax Efficient Equity Fund.............................   12
  ING Tax Efficient Equity Value Fund.......................   14
  ING Focus Fund............................................   15
  ING Global Information Technology Fund....................   16
  ING Global Communications Fund............................   18
  ING Internet Fund.........................................   19
  ING Internet Fund II......................................   20
  ING Balanced Fund.........................................   22
  ING Emerging Markets Equity Fund..........................   23
  ING Global Real Estate Fund...............................   24
  ING Quality of Life Fund..................................   25
FEES AND EXPENSES...........................................   27
MANAGEMENT OF THE FUNDS.....................................   30
HOW TO PURCHASE SHARES......................................   33
HOW TO REDEEM SHARES........................................   35
EXCHANGE PRIVILEGE..........................................   36
PRICING OF SHARES...........................................   37
DIVIDENDS AND DISTRIBUTIONS.................................   37
TAXES.......................................................   38
MORE INFORMATION ABOUT STRATEGIES AND RISKS.................   38
FINANCIAL HIGHLIGHTS........................................   42

ING FUNDS TRUST                                                                1
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                               FUNDS AT A GLANCE

 ING LARGE CAP GROWTH FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities issued by companies with market capitalizations of more than $1 billion at the time of acquisition which in the Sub-Adviser's opinion possess growth potential.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in growth-oriented equity securities.

 ING GROWTH & INCOME FUND

     Investment Objective.  High total return.

     Main Investments. A diversified portfolio of income-producing equity securities.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and income producing equity securities (for example, sensitivity to interest rate fluctuations).

 ING MID CAP GROWTH FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities issued by medium-sized companies (that is, companies with market capitalizations falling within the Russell Mid Cap Growth Index at the time of acquisition) which in the Sub-Adviser's opinion possess growth potential.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in growth-oriented equity securities. Investments in medium-sized companies may also experience greater volatility and risk of loss than customarily associated with larger, more established companies.

 ING SMALL CAP GROWTH FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities issued by smaller companies (that is, companies with market capitalizations falling within the Russell 2500 Growth Index at the time of acquisition) which in the Sub-Adviser's opinion possess growth potential.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in growth-oriented equity securities. Investments in smaller companies may also experience greater volatility and risk of loss than customarily associated with medium sized companies or larger, more established companies.

 ING GLOBAL BRAND NAMES FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A non-diversified portfolio of equity securities of companies located throughout the world, including the United States, which in the Sub-Adviser's opinion have a well recognized franchise, a global presence and derive most of their revenues from sales of consumer goods.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and maintaining a non-diversified portfolio. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations).

 ING INTERNATIONAL EQUITY FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in any country throughout the world, not including the United States.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations).

 ING EUROPEAN EQUITY FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities of issuers which are principally traded in the European capital markets, or that derive a majority of their total revenues from either goods produced or services rendered within Europe, or that are organized under the laws of and have a principal office in a European country.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations).

 2                                                               ING FUNDS TRUST
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 ING TAX EFFICIENT EQUITY FUND

     Investment Objective.  High total return on an after-tax basis.

     Main Investments. A diversified portfolio of equity securities and instruments whose returns depend upon stock market prices, which will be managed by the Sub-Adviser in a manner that will attempt to reduce net realized capital gains each year.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities. The Fund may not provide as high a return before taxes as other funds, and as a result may not be suitable for investors who are not subject to current income tax.

 ING TAX EFFICIENT EQUITY VALUE FUND

     Investment Objective.  High total return on an after-tax basis.

     Main Investments. A diversified portfolio of equity securities and instruments determined by the Sub-Advisers to be undervalued in the marketplace and whose returns depend upon stock market prices, which will be managed by the Sub-Adviser in a manner that will attempt to reduce net realized capital gains each year.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities. The Fund may not provide as high a return before taxes as other funds, and as a result may not be suitable for investors who are not subject to current income tax.

 ING FOCUS FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A non-diversified portfolio of 20 to 40 equity securities which in the Sub-Adviser's opinion possess the potential for reliable, above average earnings growth and that are reasonably valued relative to their growth potential.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and maintaining a non-diversified portfolio. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

 ING GLOBAL INFORMATION TECHNOLOGY FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities of information technology companies located throughout the world, including the United States.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations). Products and services of companies engaged in the information technology sector are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

 ING GLOBAL COMMUNICATIONS FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities of communications companies located throughout the world, including the United States.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations). Products and services of companies engaged in the communications sector are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

 ING INTERNET FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A non-diversified portfolio of U.S. and non-U.S. internet technology companies.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and maintaining a non-diversified portfolio. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations). Products and services of companies engaged in internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

 ING INTERNET FUND II

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A non-diversified portfolio of U.S. and non-U.S. internet technology companies.

ING FUNDS TRUST                                                                3
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     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and maintaining a non-diversified portfolio. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations). Products and services of companies engaged in internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

 ING BALANCED FUND

     Investment Objective.  High total return.

     Main Investments. A diversified portfolio of mid- and large-capitalization equity securities, intermediate maturity fixed income securities and money market instruments.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and investments in fixed income securities, including sensitivity to interest rate fluctuations.

 ING EMERGING MARKETS EQUITY FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities of companies located in emerging market countries.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations). The foregoing risks are often heightened for investments in developing or emerging markets.

 ING GLOBAL REAL ESTATE FUND

     Investment Objective.  High total return.

     Main Investments. A non-diversified portfolio of equity securities of companies located throughout the world, including the United States, that are principally engaged in the real estate industry.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and maintaining a non-diversified portfolio. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations). The Fund will be further subject to risks specifically related to the real estate industry, including changes in the value of real estate and interest rate fluctuations.

 ING QUALITY OF LIFE FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A non-diversified portfolio of equity securities of U.S. and non-U.S. companies offering products and services helping persons live longer, healthier and happier lives.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and maintaining a non-diversified portfolio. The Fund will also experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations).

 4                                                               ING FUNDS TRUST
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                                  STOCK FUNDS

 ING LARGE CAP GROWTH FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and will invest at least 65% of its total assets in a portfolio of equity securities of large companies (that is, companies with market capitalizations of more than $1 billion at the time of acquisition), which in the Sub-Adviser's opinion possess growth potential. As a general matter, the Fund expects these investments to be in common stocks.

     In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, four-step investment process that seeks to identify unrecognized growth and value in large capitalization stocks. The four steps are:

     - First, the universe of companies is screened using models developed by the Sub-Adviser to create a list of possible investments;

     - Second, the Sub-Adviser researches the companies identified by the screening models. This research includes a review of company management and other factors that are more subjective and require the extensive practical experience of the portfolio managers;

     - Third, the Sub-Adviser evaluates the return, valuation and risk of the remaining potential investments against a defined peer group; and

     - Finally, in-house traders use specially developed computer programs to efficiently purchase the targeted securities.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities. The Fund invests primarily in equity securities of larger companies, which generally have more stable prices than smaller companies.

     - Market Trends. From time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance. The returns shown are for the Fund's Class A shares which are not offered in this prospectus. The Class X shares would have substantially similar annual returns because the Class X shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class X shares and Class A shares do not have the same expenses. For purposes of the Average Annual Returns table, Class A shares' return reflects a deduction of an initial sales load.

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

[Class A Annual Return Graph]

                                                                         LARGE CAP GROWTH FUND
                                                                         ---------------------
1999                                                                            23.03%

ING FUNDS TRUST                                                                5
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BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99)......  19.37%
---------------------------------------------------
Worst Quarter (quarter ended 9/30/99)......  -5.29%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.

 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                                 S&P 500
                                       CLASS A   INDEX(2)
                                       -------   --------
1 Year...............................  15.92%     21.04%
---------------------------------------------------------
Since Inception (12/15/98)...........   23.72      28.84

 -------------------------------

 (1) Total returns reflect the deduction of the initial sales load.

 (2) The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices in the U.S.

 ING GROWTH & INCOME FUND

     Investment Objective. The Fund seeks to provide investors with high total return.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities. As a general matter, the Fund expects these investments to earn income and to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion.

     In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, three-step investment process that seeks to identify growth at a reasonable price. The three steps are:

     - First, the universe of companies is screened using models developed by the Sub-Adviser to rank possible investments;

     - Second, the Sub-Adviser researches the companies identified by the screening models. This research includes a review of earnings, sales and growth, as well as the impact of broad economic trends found within the economy upon possible investments;

     - Third, in order to help manage the risk of the portfolio, the characteristics of the portfolio are evaluated against certain market benchmarks.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Changes in Interest Rates. The Fund invests in securities that produce income and therefore the value of its investments may rise or fall in response to fluctuations in interest rates. Generally, when interest rates increase, the value of income producing securities may decrease, and when interest rates decrease, the value of income producing securities may increase.

     - Market Trends. From time to time, the stock market may not favor the income producing securities in which the Fund invests. Rather, the market could favor non-income producing large capitalization growth stocks, value stocks or small company stocks, or may not favor equities at all.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance. The returns shown are for the Fund's Class A shares which are not offered in this prospectus. The Class X shares would have substantially similar annual returns because the Class X shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class X shares and Class A shares do not have the same expenses. For purposes of the Average Annual Returns table, Class A shares' return reflects a deduction of an initial sales load.

 6                                                               ING FUNDS TRUST
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ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

[CLASS A ANNUAL RETURN GRAPH]

                                                                         GROWTH & INCOME FUND
                                                                         --------------------
1999                                                                             15.74%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99)......  14.19%
---------------------------------------------------
Worst Quarter (quarter ended 9/30/99)......  -6.89%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.

 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                                 S&P 500
                                       CLASS A   INDEX(2)
                                       -------   --------
1 Year...............................   9.12%     21.04%
---------------------------------------------------------
Since Inception (12/15/98)...........   14.31      28.84

 -------------------------------

 (1) Total returns reflect the deduction of the initial sales load.

 (2) The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices in the U.S.

 ING MID CAP GROWTH FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies with market capitalizations falling within the Russell Mid Cap Growth Index at the time of acquisition which, in the Sub-Adviser's opinion, possess growth potential. The average market capitalization and median market capitalization of this index as of its latest reconstitution was $4.13 billion and $3.15 billion, respectively. As a general matter, the Fund expects these investments to be in common stocks.

     In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined investment process combining technical analysis and fundamental research that seeks to identify companies with superior growth characteristics. The Sub-Adviser also follows certain self-imposed criteria in an attempt to manage risk.

     QUANTITATIVE ANALYSIS evaluates stocks based on:

     - Market capitalizations (their size based on price and shares outstanding)

     - Minimum stock price

     - Trading history

     - Trading volume

     - Earnings growth

     - Relative financial strength

     FUNDAMENTAL RESEARCH of individual companies emphasizes:

     - Sustainable earnings growth potential

     - Strong balance sheets

     - Cash flow characteristics

     - Reasonable valuations

     - Quality management

     RISK MANAGEMENT discipline stresses:

     - Remaining fully invested at all times

     - Broad diversification among securities and industries

     - Strict adherence to established buy and sell criteria

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or

ING FUNDS TRUST                                                                7
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       particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the mid-capitalization company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or stocks of larger or smaller companies, or may not favor equities at all.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance. The returns shown are for the Fund's Class A shares which are not offered in this prospectus. The Class X shares would have substantially similar annual returns because the Class X shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class X shares and Class A shares do not have the same expenses. For purposes of the Average Annual Returns table, Class A shares' return reflects a deduction of an initial sales load.

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

[Class A Annual Return Graph]

                                                                          MID CAP GROWTH FUND
                                                                          -------------------
1999                                                                              4.92%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 9/30/99).......  11.55%
---------------------------------------------------
Worst Quarter (quarter ended 3/31/99)......  -9.47%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.

 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                               RUSSELL
                                               MID CAP
                                 CLASS A   GROWTH INDEX(2)
                                 -------   ---------------
1 Year.........................  -1.14%        51.29%
----------------------------------------------------------
Since Inception (12/15/98).....    6.22         65.73

 -------------------------------

 (1) Total returns reflect the deduction of the initial sales load.

 (2) The Russell Mid Cap Growth Index measures the performance of midcap companies with higher price-to-book ratios and higher forecasted growth values.

 ING SMALL CAP GROWTH FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of smaller companies (that is, companies with market capitalizations falling within the Russell 2500 Growth Index at the time of acquisition), which in the Sub-Adviser's opinion possess growth potential. The average market capitalization and median market capitalization of this index as of its latest reconstitution was $870 million and $580 million, respectively. As a general matter, the Fund expects these investments to be in common stocks.

     In choosing investments for the Fund, the Sub-Adviser employs a disciplined investment process that combines economic analysis and extensive company research to identify companies with superior long-term growth potential. The investment strategy of the Sub-Adviser is as follows:

     - The Sub-Adviser reviews economic and industry trends to develop themes to use in the development of the overall portfolio, which in turn helps identify specific companies to consider.

     - With regard to companies under consideration, the Sub-Adviser next reviews their respective business models and management, and meets with senior executives. The Sub-Adviser also analyzes the

 8                                                               ING FUNDS TRUST
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       company's price-to-earnings ratios, earnings forecasts and cash flow.

     - Companies that do not meet the expectations of the Sub-Adviser, either due to earnings disappointments or other fundamental criteria may be sold.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the small company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or large company stocks, or may not favor equities at all.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance. The returns shown are for the Fund's Class A shares which are not offered in this prospectus. The Class X shares would have substantially similar annual returns because the Class X shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class X shares and Class A shares do not have the same expenses. For purposes of the Average Annual Returns table, Class A shares' return reflects a deduction of an initial sales load.

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

[Class A Annual Return Graph]

                                                                         SMALL CAP GROWTH FUND
                                                                         ---------------------
1999                                                                             37.80%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99).....   48.81%
---------------------------------------------------
Worst Quarter (quarter ended 3/31/99).....  -11.28%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.

 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                            RUSSELL 2500
                                 CLASS A   GROWTH INDEX(2)
                                 -------   ---------------
1 Year.........................  29.90%        55.48%
----------------------------------------------------------
Since Inception (12/15/98).....   45.03         70.11

 -------------------------------

 (1) Total returns reflect the deduction of the initial sales load.

 (2) The Russell 2500 Growth Index measures the performance of small cap companies with higher price-to-book ratios and higher forecasted growth values.

 ING GLOBAL BRAND NAMES FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies which in the Sub-Adviser's opinion, have a well recognized franchise, a global presence and derive most of their revenues from sales of consumer

ING FUNDS TRUST                                                                9
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goods. The companies in which the Fund invests either have leading market positions, or in the Sub-Adviser's opinion, have the potential to achieve leading market positions in the foreseeable future. This portion of the portfolio will have investments located in at least three different countries including the United States. As a general matter, the Fund expects these investments to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion.

     In choosing investments for the Fund, the Sub-Adviser believes that well-established companies with strong brand names offer the following investment advantages:

     - First, demand for brand name products should rise as global consumer tastes become more uniform;

     - Second, large companies that can leverage doing business on a larger scale have enhanced profit potential;

     - Third, perceived product quality and reliability facilitates sales;

     - Fourth, greater recognition leads to brand loyalty; and

     - Finally, brand extensions, or the ability to leverage a company's established brand, provide opportunities for growth.

     The Sub-Adviser employs a two-tiered approach to structuring the Fund's portfolio with securities that offer growth at a reasonable price. The first tier, which will comprise about 75% of the portfolio, is composed of core stocks with stable earnings development, low cyclicality, large market capitalizations and longer-term investment horizons. The second tier, which will comprise about 25% of the portfolio, is composed of companies possessing higher cyclicality, smaller market capitalizations and shorter-term investment horizons. This second tier is expected to provide the Fund with shorter-term performance benefits.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance. The returns shown are for the Fund's Class A shares which are not offered in this prospectus. The Class X shares would have substantially similar annual returns because the Class X shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class X shares and Class A shares do not have the same expenses. For purposes of the Average Annual Returns table, Class A shares' return reflects a deduction of an initial sales load.

 10                                                              ING FUNDS TRUST
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ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower. [Class A Annual Return Graph]

                                                                        GLOBAL BRAND NAMES FUND
                                                                        -----------------------
1999                                                                             24.54%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99)......  22.24%
---------------------------------------------------
Worst Quarter (quarter ended 9/30/99)......  -3.73%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.
 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                              MSCI WORLD
                                    CLASS A    INDEX(2)
                                    -------   ----------
1 Year............................  17.37%      25.34%
--------------------------------------------------------
Since Inception (12/15/98)........   23.73       31.75

 -------------------------------

 (1) Total returns reflect the deduction of the initial sales load.

 (2) The MSCI World Index is a widely recognized, unmanaged index of developed stock markets around the world.

 ING INTERNATIONAL EQUITY FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in any country throughout the world, not including the United States. This portion of the portfolio will have investments in at least seven different countries. The Fund may purchase securities in any foreign country, developed or underdeveloped, or emerging market countries. The Fund will not invest more than 15% of its total assets in emerging market countries.

     As a general matter, the Fund expects these investments to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion. The Fund may also use options and futures contracts involving foreign currencies.

     In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined, four-step investment process combining top-down country allocations with bottom-up fundamental research that seeks to identify companies which will provide superior relative returns. The four steps are:

     - First, the Sub-Advisers perform a comprehensive analysis of the relative value of geographic regions to determine the degree of representation of such geographic regions in the Fund's portfolio;

     - Second, such determinations are reviewed by an independent committee within the Sub-Advisers;

     - Third, the Sub-Advisers select investments within the selected geographical regions based on comprehensive fundamental analysis; and

     - Finally, in-house traders use specially developed computer programs to efficiently purchase the targeted securities.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor stocks in markets to which the Fund is not exposed, or may not favor equities at all.

ING FUNDS TRUST                                                               11
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     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Emerging Market Risk. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

     - Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the underlying security or currency, as well as credit risk with respect to the counterparty to the derivative instrument. The use of derivatives may reduce returns.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance. The returns shown are for the Fund's Class A shares which are not offered in this prospectus. The Class X shares would have substantially similar annual returns because the Class X shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class X shares and Class A shares do not have the same expenses. For purposes of the Average Annual Returns table, Class A shares' return reflects a deduction of an initial sales load.

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

[Class A Annual Return Graph]

                                                                       INTERNATIONAL EQUITY FUND
                                                                       -------------------------
1999                                                                             40.27%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99)......  25.71%
---------------------------------------------------
Worst Quarter (quarter ended 9/30/99)......   1.61%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.

 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                              MSCI EAFE
                                    CLASS A   INDEX(2)
                                    -------   ---------
1 Year............................  32.22%     27.30%
-------------------------------------------------------
Since Inception (12/15/98)........   33.04      32.21

 -------------------------------

 (1) Total returns reflect the deduction of the initial sales load.

 (2) The MSCI EAFE Index is a widely recognized, unmanaged index of developed stock markets in Europe, Australia and the Far East.

 ING EUROPEAN EQUITY FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of European issuers. The Sub-Adviser considers European issuers to be companies whose securities are principally traded in the European capital markets, that derive at least 50% of their total revenues or earnings from either goods produced or services rendered in countries located in Europe, regardless of where the securities of such companies are principally traded, or that are organized under the laws of and have a principal office in a European country. As a general matter, the Fund expects these investments to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion.

     In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, five-step investment process that seeks to identify underpriced earnings growth in European companies. The five steps are:

     - First, the Sub-Adviser ranks possible investments according to trading volume and liquidity relative to their peers.

     - Second, the Sub-Adviser performs additional screens to determine which companies should be further researched;

 12                                                              ING FUNDS TRUST
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     - Third, the Sub-Adviser performs fundamental analysis of cyclical and non-cyclical market sectors and companies to identify underpriced earnings or cash flow growth.

     - Fourth, the Sub-Adviser determines portfolio weightings within each sector.

     - Finally, the Sub-Adviser continuously monitors the portfolio to maintain favorable risk-reward relationships.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in markets to which the Fund is not exposed, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance. The returns shown are for the Fund's Class A shares which are not offered in this prospectus. The Class X shares would have substantially similar annual returns because the Class X shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class X shares and Class A shares do not have the same expenses. For purposes of the Average Annual Returns table, Class A shares' return reflects a deduction of an initial sales load.

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

[Class A Annual Return Graph]

                                                                         EUROPEAN EQUITY FUND
                                                                         --------------------
1999                                                                             18.59%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99)......  18.93%
---------------------------------------------------
Worst Quarter (quarter ended 3/31/99)......  -1.61%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.

 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                               FT-EUROPE
                                     CLASS A   INDEX(2)
                                     -------   ---------
1 Year.............................  11.72%     16.12%
--------------------------------------------------------
Since Inception (12/15/98).........   17.42      22.53

 -------------------------------

 (1) Total returns reflect the deduction of the initial sales load.

 (2) The FT-Europe Index is a widely recognized, unmanaged index of European stock markets.

 ING TAX EFFICIENT EQUITY FUND

     Investment Objective. The Fund seeks to provide taxable investors with a high total return on an after-tax basis.

ING FUNDS TRUST                                                               13
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     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 80% of its total assets in a portfolio of equity securities whose returns depend upon stock market prices. The Sub-Adviser will manage the Fund's portfolio in a manner that will attempt to reduce net realized capital gains each year. An emphasis will be placed on common stocks of companies which the Sub-Adviser believes to have superior appreciation potential. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

     In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined investment process, combining macroeconomic analysis and fundamental company research that seeks to identify growth at a reasonable price:

     - The Sub-Adviser first determines the outlook for market sectors and industries based on business cycle characteristics.

     - The Sub-Adviser next searches for companies with improving fundamentals and accelerating growth.

     - Finally, the Sub-Adviser assesses company stock prices relative to their expected earnings growth rates and to the overall equity markets.

     The Sub-Adviser attempts to minimize tax consequences to investors by focusing on non-dividend paying or low-dividend paying stocks and by reducing annual portfolio turnover.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or small company stocks, or may not favor equities at all.

     - Tax Efficient Management. The Fund is managed to provide high after-tax returns. Therefore, it may not provide as high a return before tax as other funds, and as a result may not be suitable for investors who are not subject to current income tax (for example, those investing through a tax-deferred retirement account, such as an IRA or a 401(k) Plan).

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance. The returns shown are for the Fund's Class A shares which are not offered in this prospectus. The Class X shares would have substantially similar annual returns because the Class X shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class X shares and Class A shares do not have the same expenses. For purposes of the Average Annual Returns table, Class A shares' return reflects a deduction of an initial sales load.

 14                                                              ING FUNDS TRUST
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ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower. [Class A Annual Return Graph]

                                                                       TAX EFFICIENT EQUITY FUND
                                                                       -------------------------
1999                                                                             18.53%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99)......  11.98%
---------------------------------------------------
Worst Quarter (quarter ended 9/30/99)......  -6.79%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.
 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                                 S&P 500
                                       CLASS A   INDEX(2)
                                       -------   --------
1 Year...............................  11.68%     21.04%
---------------------------------------------------------
Since Inception (12/15/98)...........   19.38      28.84

 -------------------------------

 (1) Total returns reflect the deduction of the initial sales load.

 (2) The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices in the U.S.

 ING TAX EFFICIENT EQUITY VALUE FUND

     Investment Objective. The Fund seeks to provide taxable investors with a high total return on an after-tax basis.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 80% of its total assets in a portfolio of equity securities determined by the Sub-Advisers to be undervalued in the marketplace and whose returns depend upon stock market prices. Such companies generally will have one or more of the following attributes: (i) valuable fixed assets; (ii) valuable consumer or commercial franchises; (iii) selling at low market valuations of assets relative to the securities market in general, or companies that may currently be earning a very low return on assets but which have the potential to earn higher returns if conditions in the industry improve; (iv) are undervalued in relation to their potential for growth in earnings, dividends, and book value; or (v) have recently changed management or control and have the potential for a "turnaround" in earnings. The Sub-Advisers will manage the Fund's portfolio in a manner that will attempt to reduce net realized capital gains each year. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

     In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined investment process, combining macroeconomic analysis and fundamental company research that seeks to identify undervalued companies:

     - The Sub-Advisers first determines the outlook for market sectors and industries based on business cycle characteristics.

     - The Sub-Advisers next search for companies with improving fundamentals and accelerating growth.

     - Finally, the Sub-Advisers assess company stock prices relative to their expected earnings growth rates and to the overall equity markets.

     The Sub-Advisers attempt to minimize tax consequences to investors by focusing on non-dividend paying or low-dividend paying stocks and by reducing annual portfolio turnover.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily

ING FUNDS TRUST                                                               15
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       associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor growth stocks or small company stocks, or may not favor equities at all.

     - Tax Efficient Management. The Fund is managed to provide high after-tax returns. Therefore, it may not provide as high a return before tax as other funds, and as a result may not be suitable for investors who are not subject to current income tax (for example, those investing through a tax-deferred retirement account, such as an IRA or a 401(k) Plan).

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Tax Efficient Equity Value Fund has not yet commenced operations, there is no performance information included in this Prospectus.

 ING FOCUS FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a non-diversified fund and invest in a portfolio of 20 to 40 equity securities. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

     The Sub-Adviser seeks to invest the Fund in growth companies that are positioned to benefit from capitalizing on significant industry, regulatory, technological, and ownership changes. To find such companies, the Sub-Adviser looks for management teams with entrepreneurial spirit and a proven talent for creating value, with a focus on industries expected to drive change in other industries (for example, technology and financial services). The Sub-Adviser's investment strategy incorporates the following elements to identify companies that offer growth at a reasonable price:

     - The Sub-Adviser performs fundamental economic and business research to identify investment themes expected to improve returns on capital and drive earnings growth within industries.

     - The Sub-Adviser next analyzes individual companies to identify favorable:

       -- Business characteristics, including industry structure and trends

       -- Financial performance, both historical and projected

       -- Valuations in both absolute and relative terms

     - The Sub-Adviser continues to monitor previously identified companies to track changes in critical variables as well as price fluctuations.

     - The Sub-Adviser sets specific limits on individual holdings and sector concentrations.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets

 16                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

       and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

     - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance. The returns shown are for the Fund's Class A shares which are not offered in this prospectus. The Class X shares would have substantially similar annual returns because the Class X shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class X shares and Class A shares do not have the same expenses. For purposes of the Average Annual Returns table, Class A shares' return reflects a deduction of an initial sales load.

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

[Class A Annual Return Graph]

                                                                              FOCUS FUND
                                                                              ----------
1999                                                                             28.58%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99)......  20.33%
---------------------------------------------------
Worst Quarter (quarter ended 9/30/99)......  -7.66%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.

 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                              RUSSELL 1000
                                    CLASS A     INDEX(2)
                                    -------   ------------
1 Year............................  21.16%       20.91%
----------------------------------------------------------
Since Inception (12/15/98)........   31.13        29.61

 -------------------------------

 (1) Total returns reflect the deduction of the initial sales load.

 (2) The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization, which represents greater than 92% of the investable U.S. equity market.

 ING GLOBAL INFORMATION TECHNOLOGY FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of information technology companies. The Fund defines information technology companies as those companies that derive at least 50% of their total revenues or earnings from information technology, hardware or software, or related consulting and services industries. This portion of the portfolio will have investments located in at least three different countries, including the United States. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

     The Sub-Adviser believes that because of rapid advances in information technology, investment in companies within this sector should offer substantial opportunities for long-term capital appreciation. The information technology area has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of the company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

ING FUNDS TRUST                                                               17
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     The Sub-Adviser combines broad industry analysis and bottom-up company analysis to identify the stocks of companies it believes will become tomorrow's information technology leaders. In choosing investments for the Fund, the Sub-Adviser first identifies themes that address industry and technological changes. Using intensive fundamental research, the Sub-Adviser then analyzes individual companies worldwide to find those firms most likely to benefit from the selected investment themes.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in industries to which the Fund is not exposed, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     - Information Technology Risk. Information technology companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the information technology industry are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance. The returns shown are for the Fund's Class A shares which are not offered in this prospectus. The Class X shares would have substantially similar annual returns because the Class X shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class X shares and Class A shares do not have the same expenses. For purposes of the Average Annual Returns table, Class A shares' return reflects a deduction of an initial sales load.

 18                                                              ING FUNDS TRUST
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ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

[Class A Annual Return Graph]

                                                                  GLOBAL INFORMATION TECHNOLOGY FUND
                                                                  ----------------------------------
1999                                                                            140.15%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99)......  78.51%
---------------------------------------------------
Worst Quarter (quarter ended 3/31/99)......   7.43%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.

 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                           GOLDMAN SACHS
                                           TECH. INDUSTRY
                                 CLASS A   COMP. INDEX(2)
                                 -------   --------------
1 Year.........................  126.30%       88.58%
---------------------------------------------------------
Since Inception (12/15/98).....   148.79       105.95

 -------------------------------

 (1) Total returns reflect the deduction of the initial sales load.

 (2) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.

 ING GLOBAL COMMUNICATIONS FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of communications companies. This portion of the portfolio will have investments located in at least three different countries, including the United States. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

     The Fund considers communications companies to be those that derive at least 50% of their total revenues or earnings from designing, developing, operating, financing, manufacturing or providing the following activities, products and services: communications equipment and service (including equipment and services for both data and voice transmission); electronic components and equipment; broadcast (including television and radio, satellite, microwave and cable television); computer equipment, mobile telecommunications and cellular radio and paging; electronic mail; local and wide area networking and linkage of work and data processing systems (collectively, "communications activities").

     The Sub-Adviser believes that because of rapid advances in communications, investment in companies within this sector should offer substantial opportunities for long-term capital appreciation. The communications area has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of the company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

     The Sub-Adviser combines broad industry analysis and bottom-up company analysis to identify the stocks of companies it believes will become tomorrow's communications leaders. In choosing investments for the Fund, the Sub-Adviser first identifies themes that address industry and technological changes. Using intensive fundamental research, the Sub-Adviser then analyzes individual companies worldwide to find those firms most likely to benefit from the selected investment themes.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or

ING FUNDS TRUST                                                               19
--------------------------------------------------------------------------------

       particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in industries to which the Fund is not exposed, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     - Communications Technology Risk. Communications companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the communications industry are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

     - Governmental Regulation. Certain communications industries, such as the telecommunications industry, may be subject to greater governmental regulation than many other industries. Accordingly, such industries may be subject to changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services offered. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Global Communications Fund has not yet commenced operations, there is no performance information included in this Prospectus.

 ING INTERNET FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. internet technology companies. The Fund defines internet technology companies as those companies with internet businesses or internet related consulting or services businesses, or that derive at least 50% of their total revenues or earnings from business operations in internet related hardware, software or infrastructure industries. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

     The Sub-Adviser believes that the internet is in the early stages of a period of promising growth. The internet has enabled companies to tap into new markets, use new distribution channels and do business with end users of their products all over the world without having to go through wholesalers and distributors. The Sub-Adviser believes that investment in companies related to the internet should offer substantial opportunities for long-term capital appreciation. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of a company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

     In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the internet in the future. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual

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companies worldwide to identify those firms that are most likely to benefit from the selected investment themes.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in industries to which the Fund is not exposed, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     - Internet Technology Risk. Internet and internet-related companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in internet and internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Internet Fund commenced operations on July 1, 1999, there is no performance information included in this Prospectus.

 ING INTERNET FUND II

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. internet technology companies. The Fund defines internet technology companies as those companies with internet businesses or internet related consulting or services businesses, or that derive at least 50% of their total revenues and earnings from business operations in internet related hardware, software or infrastructure industries. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

     The Sub-Adviser believes that the internet is in the early stages of a period of promising growth. The internet has enabled companies to tap into new markets, use new

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distribution channels and do business with end users of their products all over the world without having to go through wholesalers and distributors. The Sub-Adviser believes that investment in companies related to the internet should offer substantial opportunities for long-term capital appreciation. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of a company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

     In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the internet in the future. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual companies worldwide to identify those firms that are most likely to benefit from the selected investment themes.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in industries to which the Fund is not exposed, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     - Internet Technology Risk. Internet and internet-related companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in internet and internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Internet Fund II has not yet commenced operations, there is no performance information included in this Prospectus.

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 ING BALANCED FUND

     Investment Objective. The Fund seeks to provide investors with high total return.

     Principal Investment Strategies. The Fund primarily invests in a combination of mid- and large-capitalization equity securities, intermediate maturity fixed income securities and money market instruments. Equity securities, which include common and preferred stocks, warrants and convertible securities, are acquired for capital appreciation or a combination of capital appreciation and income. Fixed income securities, which include investment grade corporate debt obligations (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) and U.S. Government securities, are acquired for income and secondarily for capital appreciation. Money market instruments mature in 13 months or less from the date of purchase and include U.S. Government securities and corporate debt securities (including those subject to repurchase agreements), certificates of deposit, bankers acceptances and commercial paper. The Fund may also invest in mortgage-backed securities and asset-backed debt securities and use options and futures contracts involving securities, securities indices, and interest rates. The Fund will operate as a diversified fund.

     The percentage of assets invested in equities, fixed income securities and money market instruments will vary from time to time depending upon the Sub-Adviser's judgment of general market and economic conditions, trends in yields and interest rates and changes in fiscal or monetary policies. Depending upon the Sub-Adviser's determination of market and economic conditions, investment emphasis may be placed on equities or fixed income securities. The allocation between equities and fixed income securities creates an opportunity for investors to receive competitive returns of capital growth and income while maintaining diversification. Under normal market conditions, the Fund will invest at least 25% of its total assets in fixed income securities. The average maturity of the fixed income securities held by the Fund will normally approximate five years, although this will vary with changing market conditions and opportunities.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease.

     - Risks of Equity Investments. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

      Interest Rate Risk -- In general, when interest rates go up, prices of fixed income securities go down.

      Default Risk -- An issuer of a security may default on its obligation to pay principal and/or interest.

      Credit Risk -- An issuer of a security may have its credit rating downgraded, which would negatively impact the price of such security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

      Call or Prepayment Risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

      Extension Risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

     - Allocation Risk. The Sub-Adviser's judgment about the attractiveness and risk adjusted return potential of particular asset classes may prove to be wrong. By utilizing the balanced approach described herein, the

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       Fund's net asset value may not rise as rapidly or as much as the stock market during cycles of rising stock prices.

     - Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the underlying security or currency, as well as credit risk with respect to the counterparty to the derivative instrument. The use of derivatives may reduce returns.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Balanced Fund has not yet commenced operations, there is no performance information included in this Prospectus.

 ING EMERGING MARKETS EQUITY FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of emerging market issuers. The Fund will typically maintain investments in at least seven emerging market countries and will not invest more than 25% of its total assets in any one emerging market country. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing or any country determined by the Sub-Advisers to have emerging economies or developing markets. The Fund considers emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue or earnings from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country.

     As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies. The Fund may also use options and futures contracts involving foreign currencies.

     In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined, four-step investment process that seeks to identify unrecognized growth potential in stocks of emerging market issuers. The four steps are:

     - First, the Sub-Advisers perform a comprehensive analysis of the relative value of geographic regions to determine the degree of representation of such geographic regions in the Fund's portfolio;

     - Second, such determinations are reviewed by an independent committee within the Sub-Advisers;

     - Third, the Sub-Advisers select investments within the selected geographical regions based on comprehensive fundamental analysis; and

     - Finally, in-house traders use specially developed computer programs to efficiently purchase the targeted securities.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks of companies located in more developed countries, or may not favor equities at all.

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     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Emerging Market Risk. Because the Fund invests primarily in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

     - Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the underlying security or currency, as well as credit risk with respect to the counterparty to the derivative instrument. The use of derivatives may reduce returns.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Emerging Markets Equity Fund has not yet commenced operations, there is no performance information included in this Prospectus.

 ING GLOBAL REAL ESTATE FUND

     Investment Objective. The Fund seeks to provide investors with high total return.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. In selecting investments for the Fund, the Sub-Advisers will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the portfolio will have investments located in at least three different countries including the United States. As a general matter, the Fund expects these investments to be in common stocks and real estate investment trusts of large, mid-sized, and small companies.

     The Sub-Advisers use a disciplined two-step process for constructing the Fund's portfolio:

     - First, the Sub-Advisers select sectors and geographic regions in which to invest, and determine the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions.

     - Second, the Sub-Advisers use an in-house valuation process to identify investments with superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and (iii) management and strategy.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities. In addition, when interest rates increase, the value of income producing equity securities may decrease, and when interest rates decrease, the value of income producing equity securities may increase.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor stocks in

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       industries to which the Fund is not exposed, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     - Real Estate Risk. Investments in issuers that are principally engaged in real estate, including real estate investment trusts ("REITs"), may subject the Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Global Real Estate Fund has not yet commenced operations, there is no performance information included in this Prospectus.

 ING QUALITY OF LIFE FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. quality of life companies. The Fund defines quality of life companies as those companies that derive at least 50% of their total revenues or earnings from offering products and services helping persons live longer, healthier and happier lives. Such companies may include, but will not be limited to, companies engaged in the research, development, production or distribution of products or services related to health care (for example, pharmaceutical and consumer goods companies, biotechnology companies, and health maintenance organization companies); companies engaged in providing entertainment services or equipment related to leisure time activities (for example, travel and leisure companies and sports equipment companies); and companies providing other services or products desired by the aging baby boomer population (for example, retirement community development companies). As a general matter, the Fund expects these investments to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion.

     The Sub-Adviser believes that quality of life companies will benefit from the aging baby boomer generation. The global consumption pattern is steadily changing as a result of an increase in wealth and a resulting increase in life expectancy. Especially in the developed countries, the population is rapidly aging. In the opinion of the Sub-Adviser this development will lend to a structural increase in healthcare spending. At the same time the growing group of aging people will have an increasing need for various services and more and new possibilities of leisure activities. People will be increasingly willing to invest in their quality of life aiming at longer, healthier and happier lives.

     In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the healthcare, leisure and other industries benefiting from the aging baby boomer generation. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual companies worldwide to identify those firms that are most likely to benefit from the selected investment themes.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the

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       value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in industries to which the Fund is not exposed, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     - Industry Concentration. As a result of the Fund concentrating its assets in securities related to particular industries, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Quality of Life Fund has not yet commenced operations, there is no performance information included in this Prospectus.

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                               FEES AND EXPENSES

     The following tables describe the fees and expenses that you will pay if you buy and hold Class X shares of the Funds.

                                                       ING LARGE    ING GROWTH    ING MID     ING SMALL    ING GLOBAL
                                                       CAP GROWTH    & INCOME    CAP GROWTH   CAP GROWTH     BRAND
                                                          FUND         FUND         FUND         FUND      NAMES FUND
                                                       ----------   ----------   ----------   ----------   ----------
SHAREHOLDER FEES (fees paid directly from your
  investment)
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)......................     NONE         NONE         NONE         NONE         NONE
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)................     NONE         NONE         NONE         NONE         NONE
Maximum Contingent Deferred Sales Load (as a
  percentage of the lesser of the net asset value at
  the time of redemption or at the time of
  purchase)..........................................    5.00%        5.00%        5.00%        5.00%        5.00%
Redemption Fee.......................................     NONE         NONE         NONE         NONE         NONE
Exchange Fee.........................................     NONE         NONE         NONE         NONE         NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
  deducted from Fund assets)
Management Fees......................................    0.75%        0.75%        1.00%        1.00%        1.00%
Distribution (12b-1) Fees............................    0.75%        0.75%        0.75%        0.75%        0.75%
Shareholder Servicing Fees...........................    0.25%        0.25%        0.25%        0.25%        0.25%
Other Expenses.......................................    0.93%        0.91%        0.82%        0.97%        0.93%
                                                          ----         ----         ----         ----         ----
TOTAL FUND OPERATING EXPENSES........................    2.68%        2.66%        2.82%        2.97%        2.93%
Fee Waiver and/or Reimbursements by Investment
  Manager(1).........................................    0.74%        0.69%        0.67%        0.89%        0.75%
                                                          ----         ----         ----         ----         ----
NET EXPENSES.........................................    1.94%        1.97%        2.15%        2.08%        2.18%
                                                          ====         ====         ====         ====         ====

------------------------------

(1) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

                                                                                                                ING GLOBAL
                                                             ING            ING         ING TAX                 INFORMATION
                                                        INTERNATIONAL    EUROPEAN      EFFICIENT    ING FOCUS   TECHNOLOGY
                                                         EQUITY FUND    EQUITY FUND   EQUITY FUND     FUND         FUND
                                                        -------------   -----------   -----------   ---------   -----------
SHAREHOLDER FEES (fees paid directly from your
  investment)
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price).......................      NONE           NONE          NONE         NONE         NONE
Maximum Sales Load Imposed on Reinvested Dividends (as
  a percentage of offering price).....................      NONE           NONE          NONE         NONE         NONE
Maximum Contingent Deferred Sales Load (as a
  percentage of the lesser of the net asset value at
  the time of redemption or at the time of
  purchase)...........................................     5.00%          5.00%         5.00%        5.00%        5.00%
Redemption Fee........................................      NONE           NONE          NONE         NONE         NONE
Exchange Fee..........................................      NONE           NONE          NONE         NONE         NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
  deducted from Fund assets)
Management Fees.......................................     1.25%          1.15%         0.80%        1.00%        1.25%
Distribution (12b-1) Fees.............................     0.75%          0.75%         0.75%        0.75%        0.75%
Shareholder Servicing Fees............................     0.25%          0.25%         0.25%        0.25%        0.25%
Other Expenses........................................     1.07%          1.20%         0.87%        0.89%        0.97%
                                                            ----           ----          ----         ----         ----
TOTAL FUND OPERATING EXPENSES.........................     3.32%          3.35%         2.67%        2.89%        3.22%
Fee Waiver and/or Reimbursements by Investment
  Manager(1)..........................................     1.08%          1.08%         0.72%        0.84%        0.98%
                                                            ----           ----          ----         ----         ----
NET EXPENSES..........................................     2.24%          2.27%         1.95%        2.05%        2.24%
                                                            ====           ====          ====         ====         ====

------------------------------

(1) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

 28                                                              ING FUNDS TRUST
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                                                                                      ING
                                                                                    EMERGING
                                                                ING        ING      MARKETS    ING GLOBAL
                                                              INTERNET   BALANCED    EQUITY    REAL ESTATE   ING QUALITY
                                                                FUND       FUND       FUND        FUND       OF LIFE FUND
                                                              --------   --------   --------   -----------   ------------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)...........................................    NONE       NONE       NONE        NONE           NONE
Maximum Sales Load Imposed on Reinvested Dividends (as a
  percentage of offering price).............................    NONE       NONE       NONE        NONE           NONE
Maximum Contingent Deferred Sales Load (as a percentage of
  the lesser of the net asset value at the time of
  redemption or at the time of purchase)....................   5.00%      5.00%      5.00%       5.00%          5.00%
Redemption Fee..............................................    NONE       NONE       NONE        NONE           NONE
Exchange Fee................................................    NONE       NONE       NONE        NONE           NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
  from Fund assets)
Management Fees.............................................   1.25%      0.80%      1.25%       1.00%          1.00%
Distribution (12b-1) Fees...................................   0.75%      0.75%      0.75%       0.75%          0.75%
Shareholder Servicing Fees..................................   0.25%      0.25%      0.25%       0.25%          0.25%
Other Expenses..............................................   0.98%      0.79%(1)   1.09%(1)    0.98%(1)       0.98%(1)
                                                                ----       ----       ----        ----           ----
TOTAL FUND OPERATING EXPENSES...............................   3.23%      2.59%      3.34%       2.98%          2.98%
Fee Waiver and/or Reimbursements by Investment Manager(2)...   0.99%      0.65%      0.99%       0.80%          0.80%
                                                                ----       ----       ----        ----           ----
NET EXPENSES................................................   2.24%      1.94%      2.35%       2.18%          2.18%
                                                                ====       ====       ====        ====           ====

------------------------------

(1) Other expenses are based on estimated amounts for the current fiscal year.
(2) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

                                                                ING TAX
                                                               EFFICIENT       ING GLOBAL       ING
                                                              EQUITY VALUE   COMMUNICATIONS   INTERNET
                                                                  FUND            FUND        FUND II
                                                              ------------   --------------   --------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)...........................................      NONE            NONE          NONE
Maximum Sales Load Imposed on Reinvested Dividends (as a
  percentage of offering price).............................      NONE            NONE          NONE
Maximum Contingent Deferred Sales Load (as a percentage of
  the lesser of the net asset value at the time of
  redemption or at the time of purchase)....................     5.00%           5.00%         5.00%
Redemption Fee..............................................      NONE            NONE          NONE
Exchange Fee................................................      NONE            NONE          NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
  from Fund assets)
Management Fees.............................................     0.80%           1.00%         1.25%
Distribution (12b-1) Fees...................................     0.75%           0.75%         0.75%
Shareholder Servicing Fees..................................     0.25%           0.25%         0.25%
Other Expenses(1)...........................................     0.80%           0.98%         0.98%
                                                                  ----            ----          ----
TOTAL FUND OPERATING EXPENSES...............................     2.60%           2.98%         3.23%
Fee Waiver and/or Reimbursements by Investment Manager(2)...     0.65%           0.80%         0.99%
                                                                  ----            ----          ----
NET EXPENSES................................................     1.95%           2.18%         2.24%
                                                                  ====            ====          ====

------------------------------

(1) Other expenses are based on estimated amounts for the current fiscal year.
(2) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

ING FUNDS TRUST                                                               29
--------------------------------------------------------------------------------

EXAMPLES

     These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each Example assumes that:

     - you invest $10,000 in Class X shares of each Fund for the time period indicated;

     - your investment has a 5% return each year;

     - the Fund's operating expenses remain the same, except for the expiration of the contractual expense limitation on October 31, 2000; and

     - you redeem all of your shares at the end of the time period indicated.

     The Examples also reflect your receipt of additional Bonus Shares (see "How to Purchase Shares" for a discussion of Bonus Shares). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                             ------        -------        -------        --------
STOCK FUNDS
  ING Large Cap Growth Fund................   $703         $1,187         $1,597          $2,974
  ING Growth & Income Fund.................   $706         $1,185         $1,591          $2,958
  ING Mid Cap Growth Fund..................   $725         $1,237         $1,676          $3,160
  ING Small Cap Growth Fund................   $717         $1,263         $1,733          $3,254
  ING Global Brand Names Fund..............   $728         $1,264         $1,725          $3,237
  ING International Equity Fund............   $734         $1,353         $1,895          $3,589
  ING European Equity Fund.................   $737         $1,362         $1,910          $3,615
  ING Tax Efficient Equity Fund............   $704         $1,185         $1,594          $2,971
  ING Tax Efficient Equity Value Fund......   $704         $1,170
  ING Focus Fund...........................   $714         $1,242         $1,696          $3,180
  ING Global Information Technology Fund...   $734         $1,332         $1,853          $3,501
  ING Global Communications Fund...........   $728         $1,275
  ING Internet Fund........................   $734         $1,334
  ING Internet Fund II.....................   $734         $1,334
  ING Balanced Fund........................   $703         $1,167
  ING Emerging Markets Equity Fund.........   $746         $1,368
  ING Global Real Estate Fund..............   $728         $1,275
  ING Quality of Life Fund.................   $728         $1,275

     You would pay the following expenses if you did not redeem your shares:

                                             1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                             ------        -------        -------        --------
STOCK FUNDS
  ING Large Cap Growth Fund................   $203         $  787         $1,397          $2,974
  ING Growth & Income Fund.................   $206         $  785         $1,391          $2,958
  ING Mid Cap Growth Fund..................   $225         $  837         $1,476          $3,160
  ING Small Cap Growth Fund................   $217         $  863         $1,533          $3,254
  ING Global Brand Names Fund..............   $228         $  864         $1,525          $3,237
  ING International Equity Fund............   $234         $  953         $1,695          $3,589
  ING European Equity Fund.................   $237         $  962         $1,710          $3,615
  ING Tax Efficient Equity Fund............   $204         $  785         $1,394          $2,971
  ING Tax Efficient Equity Value Fund......   $204         $  770
  ING Focus Fund...........................   $214         $  842         $1,496          $3,180
  ING Global Information Technology Fund...   $234         $  932         $1,653          $3,501
  ING Global Communications Fund...........   $228         $  875
  ING Internet Fund........................   $234         $  934
  ING Internet Fund II.....................   $234         $  934
  ING Balanced Fund........................   $203         $  767
  ING Emerging Markets Equity Fund.........   $246         $  968
  ING Global Real Estate Fund..............   $228         $  875
  ING Quality of Life Fund.................   $228         $  875

 30                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

                            MANAGEMENT OF THE FUNDS

     The Investment Manager. ING Mutual Funds Management Co. LLC (the "Investment Manager") serves as each Fund's investment manager. The Investment Manager is a wholly owned indirect subsidiary of ING Groep N.V. ("ING Group") and is registered with the Securities and Exchange Commission. The Investment Manager is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 1999, the Investment Manager managed over $1.23 billion in assets.

     The Investment Manager supervises all aspects of each Fund's operations and provides investment advisory services to the Funds. This includes engaging sub-advisers, as well as monitoring and evaluating the management of the assets of each such Fund by its sub-adviser. The Investment Manager has acted as an investment adviser to mutual funds since 1998. Today, the Investment Manager advises or manages 30 investment portfolios, including the Funds, encompassing a broad range of investment objectives.

     Investment Manager Compensation. The following table shows the aggregate annual advisory fee to be paid by each Fund as a percentage of that Fund's average daily net assets:

FUND                                      ADVISORY FEE
----                                      ------------
ING Large Cap Growth Fund...............     0.75%
ING Growth & Income Fund................     0.75%
ING Mid Cap Growth Fund.................     1.00%
ING Small Cap Growth Fund...............     1.00%
ING Global Brand Names Fund.............     1.00%
ING International Equity Fund...........     1.25%
ING European Equity Fund................     1.15%
ING Tax Efficient Equity Fund...........     0.80%
ING Tax Efficient Equity Value Fund.....     0.80%
ING Focus Fund..........................     1.00%
ING Global Information Technology
  Fund..................................     1.25%
ING Global Communications Fund..........     1.00%
ING Internet Fund.......................     1.25%
ING Internet Fund II....................     1.25%
ING Balanced Fund.......................     0.80%
ING Emerging Markets Equity Fund........     1.25%
ING Global Real Estate Fund.............     1.00%
ING Quality of Life Fund................     1.00%

     Sub-Advisers. The Investment Manager has engaged affiliated investment management firms to act as sub-advisers to each of the Funds, as indicated in the table below. Each sub-adviser has full investment discretion to make all determinations with respect to the investment of their respective Fund's assets and the purchase and sale of portfolio securities and other investments. Each sub-adviser is a wholly owned indirect subsidiary of ING Group and is registered with the Securities and Exchange Commission.

FUND                                  SUB-ADVISER
----                                  -----------
ING Large Cap Growth Fund...  Baring Asset Management,
                              Inc.
ING Growth & Income Fund....  ING Investment Management
                              LLC
ING Mid Cap Growth Fund.....  Furman Selz Capital
                              Management LLC
ING Small Cap Growth Fund...  Furman Selz Capital
                              Management LLC*
ING Global Brand Names Fund
  ..........................  ING Investment Management
                              Advisors B.V.
ING International Equity
  Fund......................  Baring Asset Management,
                              Inc./Baring International
                              Investment Limited/Baring
                              Asset Management (Asia)
                              Limited
ING European Equity Fund....  ING Investment Management
                              Advisors B.V.
ING Tax Efficient Equity
  Fund......................  Delta Asset Management
ING Tax Efficient Equity
  Value Fund................  Delta Asset Management/
                              Furman Selz Capital
                              Management LLC
ING Focus Fund..............  Furman Selz Capital
                              Management LLC
ING Global Information
  Technology Fund...........  ING Investment Management
                              Advisors B.V.
ING Global Communications
  Fund......................  ING Investment Management
                              Advisors B.V.
ING Internet Fund...........  ING Investment Management
                              Advisors B.V.
ING Internet Fund II........  ING Investment Management
                              Advisors B.V.
ING Balanced Fund...........  Furman Selz Capital
                              Management LLC
ING Emerging Markets Equity
  Fund......................  Baring Asset Management,
                              Inc./Baring International
                              Investment Limited/Baring
                              Asset Management (Asia)
                              Limited
ING Global Real Estate
  Fund......................  ING Investment Management
                              Advisors B.V./CRA Real
                              Estate Securities L.P.
ING Quality of Life Fund....  ING Investment Management
                              Advisors B.V.

* Prior to October 31, 1999, Baring Asset Management, Inc. acted as sub-adviser to the ING Small Cap Growth Fund.

     Baring Asset Management, Inc. Baring Asset Management, Inc. ("BAMI") serves as sub-adviser to the ING Large Cap Growth Fund and as co-sub-adviser, with Baring International Investment Limited ("BIIL") and Baring Asset Management (Asia) Limited ("BAML"), to the ING International Equity Fund and the ING Emerging

ING FUNDS TRUST                                                               31
--------------------------------------------------------------------------------

Markets Equity Fund. BAMI is located at 125 High Street, Boston, MA 02110. BIIL is located at 155 Bishopsgate, London, England EC2M 3XY. BAML is located at 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong. BAMI, BIIL and BAML, each a wholly-owned subsidiary of Baring Asset Management Holdings Limited ("BAMHL") provide investment management services to clients located around the world. BAMHL, a global company registered in England and Wales, is the parent of the worldwide group of investment management firms that operate under the collective name Baring Asset Management (the "BAM Group").

     The BAM Group provides global investment management services and maintains major investment offices in Boston, London, Hong Kong and Tokyo, and together with its predecessor corporation was founded in 1762. The BAM Group provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 1999, the BAM Group managed approximately $56 billion of assets.

     ING Investment Management LLC. ING Investment Management LLC ("IIM") serves as sub-adviser to the ING Growth and Income Fund. IIM is located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327. IIM is engaged in the business of providing investment advice to portfolios which, as of December 31, 1999, were valued at $28.6 billion. IIM also advises other registered investment companies.

     ING Investment Management Advisors B.V. ING Investment Management Advisors B.V. ("IIMA") serves as sub-adviser to the ING Global Brand Names Fund, the ING European Equity Fund, the ING Global Information Technology Fund, the ING Internet Fund, the ING Global Communications Fund, and the ING Internet Fund II and the ING Quality of Life Fund. IIMA also serves as co-sub-adviser with CRA Real Estate Securities, L.P. to the ING Real Estate Fund. IIMA is located at Schenkkade 65, 2595 AS The Hague, The Netherlands. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Group. IIMA operates under the collective management of ING Investment Management which has assets under management of $150 billion as of December 31, 1999.

     Furman Selz Capital Management LLC. Furman Selz Capital Management LLC ("FSCM") serves as sub-adviser to the ING Mid Cap Growth Fund, the ING Small Cap Growth Fund, the ING Focus Fund and the ING Balanced Fund. In conjunction with its Delta Asset Management division, FSCM also sub-advises the ING Tax Efficient Equity Value Fund. FSCM is located at 230 Park Avenue, New York, NY 10169. FSCM is engaged in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 1999, were valued at approximately $10.03 billion.

     Delta Asset Management. Delta Asset Management ("Delta") is a division of Furman Selz Capital Management LLC ("FSCM"). Delta, through FSCM, serves as sub-adviser to the ING Tax Efficient Equity Fund and, in conjunction with FSCM, sub-advises the ING Tax Efficient Equity Value Fund. Delta is located at 333 South Grand Avenue, Los Angeles, CA 90071, and provides investment advice through FSCM to institutional and individual client accounts which, as of December 31, 1999, were valued at approximately $5.72 billion.

     CRA Real Estate Securities, L.P. CRA Real Estate Securities, L.P ("CRA") serves as co-sub-adviser to the ING Global Real Estate Fund. CRA is located at 259 Radnor-Chester Road, Radnor, PA 19087. CRA is in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 1999 were valued at approximately $1.42 billion.

     Portfolio Managers. The following individuals are primarily responsible for the day-to-day management of each Fund's portfolio:

     ING Large Cap Growth Fund. Mr. William Thomas has primary responsibility for managing the Fund and is head of a nine-member team of investment professionals. The team has an average of 18 years investment experience. Mr. Thomas has been an investment professional with BAMI since 1987 and has over 27 years of investment experience.

     ING Growth & Income Fund. Mr. Martin Jansen and Mr. David Kushner have primary responsibility for managing the Fund and co-head a six-member team of investment professionals. Mr. Jansen and Mr. Kushner have been employed by IIMA and IIM, respectively, as investment professionals since 1997 and they each have 20 years of investment experience.

     ING Mid Cap Growth Fund. Mr. Matthew Price and Mr. David Campbell have primary responsibility for managing the Fund and co-head a four-member team of investment professionals. The average experience of the team is 25 years. Messrs. Price and Campbell have been investment professionals with FSCM since 1990 and each has over 19 years of experience.

     ING Small Cap Growth Fund. Mr. George J. Paoletti has primary responsibility for managing the Fund. Mr. Paoletti has been employed by FSCM since 1999 and has 7 years of investment experience. Before joining FSCM, Mr. Paoletti was a portfolio manager with Morgan Stanley Dean Witter Advisors (1997-1999), a senior equity analyst with Fred Alger Management (1995-1997) and an equity analyst with Off Wall Street Consulting (1992-1995).

 32                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

     ING Global Brand Names Fund. Mr. Herman Kleeven has primary responsibility for managing the Fund. Mr. Kleeven has been employed by IIMA and its affiliates since 1997 and has seven years of investment experience. Before joining IIMA and its affiliates, Mr. Kleeven was a portfolio manager for Robeco Group, Rotterdam, The Netherlands.

     ING International Equity Fund. Mr. James Williams and Mr. Hayes Miller have primary responsibility for managing the Fund and co-head a six-member team of investment professionals. The team utilizes the resources of the regional equity teams of the co-Sub-Advisers. The average experience of the team is 23 years. Mr. Williams has been an investment professional with BIIL and its affiliates since 1975 and has over 28 years of investment experience. Mr. Miller has been an investment professional with BIIL since 1994 and has 20 years of investment experience.

     ING European Equity Fund. Mr. Adrian van Tiggelen has primary responsibility for managing the Fund and heads an eight-member team of investment professionals. The average experience of the team is nine years. Mr. Van Tiggelen has been employed by IIMA and its affiliates since 1988 and has eleven years of investment experience.

     ING Tax Efficient Equity Fund. Mr. Robert Sandroni, Mr. Carl Goldsmith and Ms. Marla K. Ryan have primary responsibility for managing the Fund. Mr. Sandroni and Mr. Goldsmith have been investment professionals with Delta, a division of FSCM, since 1991 and each has over 20 years of investment experience. Ms. Ryan has been an investment professional with Delta since 1998 and has over 10 years of investment experience.

     ING Tax Efficient Equity Value Fund. Mr. Robert Sandroni, Mr. Carl Goldsmith and Ms. Marla K. Ryan of Delta, a division of FSCM, have primary responsibility for managing the Fund's large capitalization securities. Mr. Sandroni and Mr. Goldsmith have been investment professionals with Delta since 1991 and each have over 20 years of investment experience. Ms. Ryan has been an investment professional with Delta since 1998 and has over 10 years of investment experience. Mr. John Morosani and Mr. Edward Cimilluca of FSCM have primary responsibility for managing the Fund's small and mid-capitalization securities. Mr. Morosani has been an investment professional with FSCM since June 1999 and has over 22 years of investment experience. Mr. Cimilluca has been an investment professional with FSCM since June 1999 and has over 30 years of investment experience.

     ING Focus Fund. Mr. Adrian Jones and Mr. Michael Kass have primary responsibility for managing the Fund. Mr. Jones has been an investment professional with FSCM since 1996 and has 12 years of investment experience. Mr. Kass has been an investment professional with FSCM since 1996 and has thirteen years of investment experience. Prior to 1996, Mr. Kass was an investment professional with Furman Selz for five years in the Proprietary Asset Management Division.

     ING Global Information Technology Fund. Mr. Guy Uding has primary responsibility for managing the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

     ING Global Communications Fund. Mr. Daniel Hayes has primary responsibility in managing the Fund. Mr. Hayes has been employed by IIMA and its affiliates since 1998 and has ten years of investment experience.

     ING Internet Fund. Mr. Guy Uding has primary responsibility for managing the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

     ING Internet Fund II. Mr. Guy Uding has primary responsibility for the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

     ING Balanced Fund. Mr. Robert Schonbrunn, Mr. Alan Segars, Mr. Adrian Jones and Mr. Michael Kass, a team of investment professionals with an average of 17 years of investment experience, manage the Fund. Messrs. Schonbrunn and Segars are responsible for the fixed income portion of the Fund and Messrs. Jones and Kass are responsible for the equity portion of the Fund. Mr. Schonbrunn has been an investment professional with FSCM since 1985 and has 32 years of investment experience. Mr. Segars has been an investment professional with FSCM since 1993 and has 30 years of investment experience. Mr. Jones has been an investment professional with FSCM since 1996 and has 12 years of investment experience. Mr. Kass has been an investment professional with FSCM since 1996 and has 13 years of investment experience.

     ING Emerging Markets Equity Fund. Mr. Rory Landman heads a team of 22 investment professionals in managing the Fund in conjunction with the regional equity teams of the Co-Sub-Advisers. Mr. Landman has

ING FUNDS TRUST                                                               33
--------------------------------------------------------------------------------

     been an investment professional with BIIL since 1994 and has 13 years of investment experience.

     ING Global Real Estate Fund. Mr. Michael Lipsch heads a team of investment professionals with responsibility for managing the non U.S. securities held by the Fund. Mr. Lipsch has been with IIMA since 1997 and has 10 years of investment experience. Prior to joining IIMA, Mr. Lipsch was a portfolio manager for the Shell pension fund in The Hague, The Netherlands. With regard to the management of the U.S. securities held by the Fund, Kenneth
     D. Campbell and T. Ritson Ferguson, CFA share primary responsibility. Mr. Campbell has been with CRA and its predecessors since 1969 and has 19 years of investment experience. Mr. Ferguson has been with CRA and its predecessors since 1992 and has seven years of investment experience.

     ING Quality of Life Fund. A team of two investment professionals, led by Mr. Herman Kleeven, manages the Fund. This team is supported by the global equity team of IIMA and its affiliates. Mr. Kleeven has been employed by IIMA and its affiliates since 1997 and has seven years of investment experience. Before joining IIMA and its affiliates, Mr. Kleeven was a portfolio manager for Robeco Group, Rotterdam, The Netherlands.

                             HOW TO PURCHASE SHARES

     The Funds offer a choice of five share classes, each with its own sales load and expense structure, allowing you to invest in the way that best suits your needs. Class X shares are offered in this Prospectus and may be purchased only by certain qualified investors (including, but not limited to, IRAs, Roth IRAs, Education IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). The Class A, Class B and Class C shares have different sales charges and other expenses, which may affect performance. The Class I shares are sold without an initial sales charge and also are not subject to any Rule 12b-1 fees, shareholder servicing fees or account servicing fees. The Class I shares may be purchased only by (i) retirement plans affiliated with ING Group, and (ii) ING Group and its affiliates for purposes of corporate cash management. Each share class represents an ownership interest in the same investment portfolio. Any request for purchases of Class X shares by a non-qualified investor of less than $1,000,000 will be considered as a purchase request for Class B shares. Any requests for purchases of Class X shares by a non-qualified investor of $1,000,000 or more will be considered as a purchase request for Class A shares, because it is more advantageous for an investor to purchase Class A shares for such amounts.

     The Funds' shares are distributed by ING Funds Distributor, Inc. (the "Distributor"), an affiliate of the Investment Manager. The Funds' shares may be sold by retail broker-dealers that are under common control with the Funds. As of the date of this Prospectus, such broker-dealers are Compulife Investor Services, Inc., IFG Network Securities, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, VESTAX Securities Corporation, ING Barings Furman Selz LLC and ING Barings LLC.

     Orders for the purchase of Class X shares of the Funds will be executed at the net asset value per share next determined after an order has been received. The public offering price of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time) on each day the Exchange is open for business.

     The public offering price of Class X shares is the net asset value for the applicable Fund's shares. In addition, you will receive, as a bonus, additional Class X shares ("Bonus Shares") having a value equal to 2.00% of the amount invested. The Distributor has undertaken to pay for the Bonus Shares as part of its services to the Funds. Shares purchased through the reinvestment of dividends or distributions are not eligible for Bonus Shares.

     If you select Class X shares, you do not pay an initial sales load at the time of purchase. However, if you redeem your Class X shares within 6 years after purchase, you may be required to pay a deferred sales load. You will also pay distribution fees of 0.75% under a distribution plan that the Funds have adopted under Rule 12b-1 and shareholder servicing fees of 0.25% each year. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than purchasing the Class A shares and paying an initial sales load. The Distributor uses the money that it receives from the deferred sales loads and the distribution fees to cover the costs of marketing, advertising, the purchase of Bonus Shares and compensating the securities dealer who assists you in purchasing Fund shares. Although Class X shares are sold without an initial sales load, the Distributor normally pays a sales commission of 2.50% of the purchase price of Class X shares to the dealer from its own resources at the time of sale.

     If you redeem Class X shares within 6 years after purchase, you may be charged a deferred sales load. The

 34                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

amount of the load gradually decreases as you hold your shares over time, according to the following schedule:

REDEMPTION DURING                          SALES LOAD*
-----------------                          -----------
1st year after purchase..................       5%
2nd year after purchase..................       4%
3rd year after purchase..................       4%
4th year after purchase..................       3%
5th year after purchase..................       2%
6th year after purchase..................       1%
Thereafter...............................     NONE

------------------------------

* The sales load will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Bonus Shares or shares acquired through reinvestment of dividends or distributions are not subject to a deferred sales load.

     The deferred sales load relating to Class X shares will be waived in certain circumstances, such as:

     - Mandated minimum post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old.

     - Redemptions resulting from shareholder death or disability as long as the waiver request is made within one year of death or disability or, if later, reasonably promptly following completion of probate.

     - Redemptions resulting from closure by the Fund of the account in which shares are held.

     To determine whether the Class X CDSL applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares (including Bonus Shares) held for over six years; (iii) shares (not including Bonus Shares) in the order they were purchased (such that shares held the longest are redeemed first); and
(iv) Bonus Shares in the order they were acquired (such that Bonus Shares held the longest are redeemed first). In the table above, a "year" is a 12 month period. All purchases are considered to have been made on the business day of the month in which the purchase was made.

     If you redeem Class X shares and within 90 days buy new shares of the same class, you will receive a credit for any CDSL paid. If such reinstated shares are then redeemed within six years of the initial purchase, the CDSL will be imposed upon the redemption. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact the Funds at 1-877-INFO-ING

     Your Class X shares convert automatically into Class A shares eight years after purchase. Any Class X shares received through reinvestment of dividends or distributions paid on converting shares will also convert at that time. Class A shares are subject to lower annual expenses than Class X shares. The conversion of Class X shares to Class A shares is not a taxable event for federal income tax purposes.

     The minimum initial investment in a Fund is $1,000. Any subsequent investments must be at least $50. The Distributor may waive these minimums from time to time. All initial investments should be accompanied by a completed Account Application. An Account Application accompanies this Prospectus. All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. Contributions to IRAs and qualified retirement plans are subject to prevailing limits set by the Internal Revenue Service. Your account will be charged an annual maintenance fee, but you will not be charged more than one such fee with respect to multiple accounts of the same plan type established under the same taxpayer identification number. The Funds reserve the right to reject any purchase order. The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies. Personal third party checks and non-U.S. checks will not be accepted. All initial investments may be made using any of the following methods:

  By Mail                         Send your completed and signed application and check
                                  payable to ING Funds Trust by regular mail to:
                                  ING Funds
                                    P.O. Box 219416
                                    Kansas City, MO 64121-9416
                                  Or by express, registered, or certified mail to:
                                  ING Funds
                                    c/o NFDS
                                    330 W. 9th Street
                                    Kansas City, MO 64105
  Through an Authorized Broker    Contact your broker or investment adviser for
  or Investment Adviser           instructions on purchasing shares through their
                                  organizations. These organizations may impose additional
                                  requirements and charges for the services rendered.

ING FUNDS TRUST                                                               35
--------------------------------------------------------------------------------

     You may purchase additional shares after your account has been established using any of the following methods:

  By Mail                         Send a check payable to ING Funds Trust, along with a
                                  remittance slip from a confirmation statement or with a
                                  letter of instructions including your account number and
                                  Fund name, to the appropriate address listed above.
  Through an Authorized Broker    Contact your broker or investment adviser.
  or Investment Adviser

                              HOW TO REDEEM SHARES

     You may redeem your shares, in whole or in part, on each day a Fund is valued. Shares will be redeemed without charge (except any applicable CDSL) at the net asset value next determined after a redemption request in good order has been received by the Funds. In the instance where you own more than one class of shares and the class of shares being redeemed are not subject to the CDSL, those shares with the highest Rule 12b-1 fee will be redeemed in full prior to any redemption of shares with a lower Rule 12b-1 fee.

     When purchases are made by check in any Fund, redemption proceeds will be made available immediately upon clearance of the purchase check, which may take up to 15 calendar days. You may avoid this delay by investing through wire transfers of federal funds.

     Once your shares are redeemed, the Funds will ordinarily send the proceeds by check to you at the address of record on the next business day. To ensure acceptance of your redemption request, it is important to follow the procedures described below. If you purchased your shares through an Authorized Broker or Investment Adviser, please contact them to inquire which redemption methods are available to you. Under certain circumstances described below, a signature guarantee may be required. You may redeem your shares using any of the following methods:

  By Mail                         Send your letter of instructions for redemption to the
                                  appropriate address.
                                  By regular mail to:
                                  ING Funds
                                    P.O. Box 219416
                                    Kansas City, MO 64121-9416
                                  Or by express, registered or certified mail to:
                                  ING Funds
                                    c/o NFDS
                                    330 W. 9th Street
                                    Kansas City, MO 64105
                                  Your letter of instructions must include:
                                  - the name of the Fund and account number you are
                                  redeeming from
                                  - your name(s) and address as they appear on your account
                                  - the dollar amount or number of shares you wish to
                                  redeem
                                  - your signature(s) as it appears on your account
                                  - a signature guarantee, if required (see below)
                                  - additional information may be required for redemptions
                                  from IRAs or other retirement plans. Please call the
                                    Funds at 1-877-INFO-ING for instructions.
  Through an Authorized Broker    You may redeem your shares by contacting your authorized
  or Investment Adviser           broker or investment advisor and instructing him or her
                                  to redeem your shares. Your representative will then
                                  contact the Funds and place a redemption trade on your
                                  behalf. These organizations may impose certain
                                  restrictions on redemptions and may charge you a fee for
                                  the transaction.

 36                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

     The Funds reserve the right to redeem in kind. That is, the Funds may honor redemption requests with readily marketable portfolio securities instead of cash if during any 90-day period redemptions exceed the lesser of $250,000 or 1% of the net assets of the redeeming Fund at the beginning of such period. You may incur transaction costs associated with converting these securities to cash.

     Due to the high costs of maintaining small accounts, the Funds may ask that you increase your account balance if (1) the value of your account falls below $500 for three consecutive months as a result of redemptions or exchanges, and
(2) your account has been in existence for at least one year and you have not made any additional purchases in the account within the preceding six calendar months. If the account balance remains below the minimum requirement for 60 days after you are notified, the Funds may close your account and send you the redemption proceeds.

     Signature Guarantees. A signature guarantee is designed to protect the investor, the Funds and their agents by verifying the signature of certain investors seeking to redeem, transfer, or exchange shares of the Funds. Signature guarantees are required for:

     - redemptions by mail in excess of $50,000;

     - redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered;

     - redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 15 days;

     - requests to transfer the registration of shares to another owner; or

     - redemptions or exchanges of shares previously reported as lost/abandoned property, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record.

     The foregoing requirements may be waived or modified upon notice to shareholders.

     Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," contact the Funds at 1-877-INFO-ING.

                               EXCHANGE PRIVILEGE

     Class X shares of a Fund may be exchanged, based on the per share net asset values, for Class X shares of any other Fund. You will receive credit for the period of time you held the shares being exchanged when determining whether the acquired shares, when redeemed, will be subject to a contingent deferred sales load.

     Your exchange will be processed at the next determined net asset value after the Funds receive your request. A new account opened by exchange must be established with the same name(s), address and social security number as the existing account.

     You may only exchange shares into a Fund which is authorized for sale in your state of residence. The Funds may limit each account to eight exchanges per calendar year. The Funds may change or discontinue the exchange privilege after giving

ING FUNDS TRUST                                                               37
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you 60 days' prior notice. An exchange of shares is a taxable event on which you may realize a gain or loss. You may exchange shares using any of the following methods:

  By Mail                         Send a letter of instructions to the Funds which includes
                                  the following information:
                                  - the name of the Fund and the account number you are
                                    exchanging from
                                  - your name(s), address and social security number
                                  - the dollar amount or number of shares you wish to
                                  exchange
                                  - the name of the Fund you are exchanging into
                                  - your signature(s) as it appears on your account
                                  Send your instructions by regular mail to:
                                  ING Funds
                                    P.O. Box 219416
                                    Kansas City, MO 64121-9416
                                  Or by express, registered or certified mail to:
                                  ING Funds
                                    c/o NFDS
                                    330 W. 9th Street
                                    Kansas City, MO 64105
  Auto-Exchange Privilege         The Auto-Exchange Privilege enables you to invest
                                  regularly, in exchange for shares of a Fund, in shares of
                                  other Funds of which you are a shareholder. The amount
                                  designated ($50 minimum) will be exchanged automatically
                                  according to the schedule you have selected. The right to
                                  exercise this privilege may be changed or terminated by
                                  the Funds upon 60 days' prior notice. For more
                                  information on this privilege or to obtain an
                                  Auto-Exchange Privilege Authorization Form, call the
                                  Funds at 1-877-INFO-ING.

                               PRICING OF SHARES

     Each of the Funds prices its shares based on its net asset value. The Funds value portfolio securities for which market quotations are readily available at market price. These Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that a Fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because some of the Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

     Each Fund determines the net asset value of its shares as of the close of the NYSE (normally 4:00 p.m., Eastern time) on each day the NYSE is open for business. The price at which a purchase or redemption is effected is based on the next calculation of a Fund's net asset value after the order is placed.

                          DIVIDENDS AND DISTRIBUTIONS

     Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). Each of the Funds will declare and pay these dividends annually, except for the ING Growth & Income Fund, ING Global Real Estate Fund, and the ING Balanced Fund, which will declare and pay dividends quarterly. In addition, each Fund intends to distribute, at least annually, substantially all of its net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any

 38                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

capital loss carryovers from prior years will be applied against capital gains.

     Dividends and distributions will be reinvested in additional shares of a Fund at net asset value unless you elect to receive such dividends and distributions in cash. If you redeem all or a portion of Fund shares prior to a dividend payment date, you will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

     If you elect to receive distributions in cash and the post office cannot deliver your checks or if you do not cash your checks within six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the reinvestment option. You will not receive interest on the amount of your uncashed checks.

     The elections described above may be made either on the Account Application or by calling the Fund at 1-877-INFO-ING.

                                     TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. By so qualifying, each Fund generally will not be subject to federal income tax to the extent that it distributes investment company taxable income and net realized capital gains in the manner required under the Code.

     Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. Such withholding taxes may be reduced or eliminated under the terms of applicable United States income tax treaties, and the Funds intend to undertake any procedural steps required to claim the benefits of such treaties.

     Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as qualified retirement plans. The foregoing discussion is intended for shareholders that are exempt from federal income taxes. You should consult your own tax advisor as to the federal, state and local tax consequences of ownership of shares of the Funds in your particular circumstances.

                  MORE INFORMATION ABOUT STRATEGIES AND RISKS

     A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques used by the Funds, see the Statement of Additional Information. Unless indicated otherwise, the following descriptions apply to all Funds.

     Many of the investment techniques and strategies discussed in this Prospectus and in the Statement of Additional Information are discretionary, which means that the Investment Manager or Sub-Adviser can decide whether to use them or not. The Investment Manager or Sub-Adviser may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

     Temporary Defensive Strategies (All Funds). When the Investment Manager or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies. Under such circumstances, up to 100% of the Fund's assets may be invested in investment grade fixed income securities (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services), money market securities, certificates of deposit, bankers' acceptances, commercial paper or in any other securities which in either the Investment Manager's or Sub-Adviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

     Investments in Foreign Securities (All Funds). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

     Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions or to help protect the Fund against

ING FUNDS TRUST                                                               39
--------------------------------------------------------------------------------

adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

     Emerging Market Investments (ING International Equity Fund and ING Emerging Markets Equity Fund). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

     Corporate and Municipal Debt Securities (All Funds). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

     Initial Public Offerings (All Funds). A significant portion of a Fund's return may be attributable to its investment in initial public offerings. When a Fund's asset base is small, the impact of such investments on a Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

     U.S. Government Securities (All Funds). Some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

     Convertible Securities (All Funds). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

     Other Investment Companies (All Funds). Each Fund may invest up to 10% of its assets in other unaffiliated investment companies. There is no limit with regard to investments in affiliated investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

     Restricted and Illiquid Securities (All Funds). Each Fund may invest up to 15% of its net assets in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

     Mortgage-Related Securities (All Funds). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

     Asset-Backed Securities (All Funds). Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities often do not contain the benefit of a complete security interest in the related collateral. The

 40                                                              ING FUNDS TRUST
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risks associated with asset-backed securities may be reduced by the addition of credit enhancements such as a bank letter of credit or a third-party guarantee.

     Derivatives (All Funds). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, so please check the description of the Fund's policies found in the Statement of Additional Information. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

     Dollar Roll Transactions (All Funds). The Funds may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds' use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities.

     Repurchase Agreements (All Funds). Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

     Lending Portfolio Securities (All Funds). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

     Borrowing (All Funds). Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     Reverse Repurchase Agreements (All Funds). A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase a Fund's yield; however, such transactions may result in a shareholder's loss of principal.

     Short Sales (ING International Equity Fund and ING Emerging Markets Equity
Fund). A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

     Investments in Small- and Mid-Capitalization Companies (All Funds). The Funds may invest in small and mid capitalization companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

ING FUNDS TRUST                                                               41
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     Non-diversified Investment Companies (ING Global Brand Names Funds, ING Focus Fund, ING Global Real Estate Fund, ING Internet Fund, ING Internet Fund II and ING Quality of Life Fund). Certain Funds are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

     Concentration (ING Global Information Technology Fund, ING Global Communications Fund, ING Internet Fund, ING Internet Fund II, ING Global Real Estate Fund and ING Quality of Life Fund). Certain Funds "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     Fundamental and Non-Fundamental Policies (All Funds). Unless otherwise stated, all investment objectives and policies are non-fundamental and may be amended without shareholder approval.

     Percentage Investment Limitations (All Funds). Unless otherwise stated, percentage limitations in this prospectus apply at the time of investment.

     Portfolio Turnover (All Funds). Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

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                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the financial performance of the Funds' Class X Shares for the fiscal period ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). Past performance does not guarantee future results. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request. Because the following Funds had not commenced operations prior to October 31, 1999, financial highlights are not presented for ING Tax Efficient Equity Value Fund, ING Global Communications Fund, ING Internet Fund II, ING Balanced Fund, ING Emerging Markets Equity Fund, ING Global Real Estate Fund and ING Quality of Life Fund.

For a share of beneficial interest outstanding throughout the period:

                                               ING               ING               ING               ING
                                            LARGE CAP          GROWTH &          MID CAP          SMALL CAP
                                          GROWTH FUND(1)    INCOME FUND(1)    GROWTH FUND(1)    GROWTH FUND(1)
                                          --------------    --------------    --------------    --------------
Net asset value per share, beginning of
  period................................      $10.82            $10.67            $10.53           $ 11.24
From investment operations:
  Net investment loss...................       (0.06)            (0.03)            (0.07)            (0.09)
  Net realized and unrealized gain
     (loss).............................        0.97              0.72             (0.13)             0.12
                                              ------            ------            ------           -------
  Total from investment operations......        0.91              0.69             (0.20)             0.03
                                              ------            ------            ------           -------
Distributions paid from investment
  income................................          --             (0.01)               --                --
                                              ------            ------            ------           -------
Net asset value per share, end of
  period................................      $11.73            $11.35            $10.33           $ 11.27
Net assets, end of period (in
  thousands)............................      $5,105            $1,470            $  333           $   572
Total investment return at net asset
  value(2)(3)...........................        8.41%             6.51%            -1.90%             0.27%
Ratios to average net assets(4):
  Net expenses..........................        1.93%             1.93%             1.99%             1.99%
  Gross expenses........................        2.68%             2.66%             2.82%             2.97%
  Net investment income.................       -1.13%            -0.59%            -1.38%            -1.64%
Portfolio turnover rate(3)..............       61.71%            32.44%            41.27%           139.12%

------------------------------

(1) Class X shares of ING Large Cap Growth Fund, ING Growth & Income Fund, ING Mid Cap Growth Fund and ING Small Cap Growth Fund commenced offering on January 11, 1999, January 12, 1999, January 19, 1999 and January 11, 1999, respectively.

(2) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable contingent deferred sales loads with respect to Class X shares. Total return for Class X shares does not include the 2.00% bonus shares paid by the Distributor. If the effect of bonus shares was included, total return for Class X shares of ING Large Cap Growth Fund, ING Growth & Income Fund, ING Mid Cap Growth Fund and ING Small Cap Growth Fund would have been 10.58%, 8.64%, 0.06% and 2.27%, respectively. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(3) Not annualized.

(4) Annualized.

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For a share of beneficial interest outstanding throughout the period:

                                                               ING              ING               ING
                                                          GLOBAL BRAND     INTERNATIONAL        EUROPEAN
                                                          NAMES FUND(1)    EQUITY FUND(1)    EQUITY FUND(1)
                                                          -------------    --------------    --------------
Net asset value per share, beginning of period..........     $10.76           $ 10.24            $10.53
From investment operations:
  Net investment income (loss)..........................      (0.05)            (0.01)             0.01
  Net realized and unrealized gain(2)...................       0.81              1.53              0.35
                                                             ------           -------            ------
  Total from investment operations......................       0.76              1.52              0.36
                                                             ------           -------            ------
Distributions paid from investment income...............         --                --                --
                                                             ------           -------            ------
Net asset value per share, end of period................     $11.52           $ 11.76            $10.89
Net assets, end of period (in thousands)................     $2,316           $   347            $  707
Total investment return at net asset value(3)(4)........       7.06%            14.84%             3.42%
Ratios to average net assets(5):
  Net expenses..........................................       2.14%             2.23%             2.26%
  Gross expenses........................................       2.93%             3.32%             3.35%
  Net investment income (loss)..........................      -0.87%            -0.24%             0.11%
Portfolio turnover rate(4)..............................      11.09%           105.44%            62.91%

------------------------------

(1) Class X shares of ING Global Brand Names Fund, ING International Equity Fund and ING European Equity Fund commenced offering on January 14, 1999, February 16, 1999 and January 15, 1999, respectively.

(2) Includes gains and losses on foreign currency transactions.

(3) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable contingent deferred sales loads with respect to Class X shares. Total return for Class X shares does not include the 2.00% bonus shares paid by the Distributor. If the effect of bonus shares was included, total return for Class X shares of ING Global Brand Names Fund, ING International Equity Fund and ING European Equity Fund would have been 9.20%, 17.14% and 5.49%, respectively. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(4) Not annualized.

(5) Annualized.

For a share of beneficial interest outstanding throughout the period:

                                                    ING                                ING
                                               TAX EFFICIENT         ING        GLOBAL INFORMATION         ING
                                               EQUITY FUND(1)   FOCUS FUND(1)   TECHNOLOGY FUND(1)   INTERNET FUND(1)
                                               --------------   -------------   ------------------   ----------------
Net asset value per share, beginning of
  period.....................................      $11.08          $10.85             $12.42              $10.00
From investment operations:
  Net investment loss........................       (0.01)          (0.05)             (0.13)              (0.04)
  Net realized and unrealized gain...........        0.86            1.66               5.00(2)             2.67(2)
                                                   ------          ------             ------              ------
  Total from investment operations...........        0.85            1.61               4.87                2.63
                                                   ------          ------             ------              ------
Distributions paid from investment income....          --              --                 --                  --
                                                   ------          ------             ------              ------
Net asset value per share, end of period.....      $11.93          $12.46             $17.29              $12.63
Net assets, end of period (in thousands).....      $3,089          $1,116             $2,545              $1,060
Total investment return at net asset
  value(3)(4)................................        7.67%          14.84%             39.21%              26.30%
Ratios to average net assets(5):
  Net expenses...............................        1.94%           2.00%              2.25%               2.17%
  Gross expenses.............................        2.67%           2.89%              3.22%               3.65%
  Net investment loss........................       -0.14%          -0.92%             -2.02%              -1.85
Portfolio turnover rate(4)...................        8.51%          95.71%             56.88%              22.08%

------------------------------

(1) Class X shares of ING Tax Efficient Equity Fund, ING Focus Fund, ING Global Information Technology Fund and ING Internet Fund commenced offering on January 11, 1999, January 12, 1999, January 11, 1999 and July 1, 1999,
    respectively.

(2) Includes gains and losses on foreign currency transactions.

(3) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable contingent deferred sales charges with respect to Class X shares. Total return for Class X shares does not include the 2.00% bonus shares paid by the Distributor. If the effect of bonus shares was included, total return for Class X of ING Tax Efficient Equity Fund, ING Focus Fund, ING Global Information Technology Fund and ING Internet Fund shares would have been 9.82%, 17.14%, 42.00%, and 28.83%, respectively. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(4) Not annualized.

(5) Annualized.

INVESTMENT MANAGER                         DISTRIBUTOR

  ING Mutual Funds Management Co. LLC       ING Funds Distributor, Inc.
  1475 Dunwoody Drive                       1475 Dunwoody Drive
  West Chester, PA 19380-1478               West Chester, PA 19380-1478

SUB-ADVISERS                               CUSTODIAN

  Baring Asset Management, Inc.             State Street Bank and Trust Company
  125 High Street                           801 Pennsylvania Street
  Boston, MA 02110                          Kansas City, MO 64105

  Baring International Investment Limited  TRANSFER AGENT
  155 Bishopgate
  London, England EC2M 3XY                  DST Systems, Inc.
                                            333 W. 11th Street
  Baring Asset Management (Asia) Limited    Kansas City, MO 64105
  19/F Edinburgh Tower, The Landmark,
  15 Queens Road, Central, Hong Kong       INDEPENDENT AUDITORS

  CRA Real Estate Securities, L.P.          Ernst & Young LLP
  259 Radnor-Chester Road                   787 Seventh Avenue
  Radnor, PA  19087                         New York, NY  10019

  Delta Asset Management                   LEGAL COUNSEL
  333 South Grand Avenue
  Los Angeles, CA  90071                    Paul, Weiss, Rifkind, Wharton &
                                            Garrison
  Furman Selz Capital Management LLC        1285 Avenue of the Americas
  230 Park Avenue                           New York, NY  10019-6064
  New York, NY 10169

  ING Investment Management Advisors B.V.
  Schenkkade 65, 2595 AS
  The Hague, The Netherlands

  ING Investment Management LLC
  5780 Powers Ferry Road, N.W., Suite 300
  Atlanta, GA 30327

Additional information about the Funds is included in the Statement of Additional Information ("SAI") dated February 28, 2000, as amended or supplemented from time to time, which is incorporated by reference in its entirety. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call 1-877-INFO-ING.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site can be obtained for a fee by writing to: Securities and Exchange Commission, Public Reference Section, Washington D.C. 20549-6009.

Investment Company Act File No. 811-08895

ING FUNDS PROSPECTUS
February 28, 2000


CLASS X SHARES




BOND FUNDS
         ING Intermediate Bond Fund
         ING High Yield Bond Fund
         ING International Bond Fund
         ING Mortgage Income Fund




         This Prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records. Although these securities have been registered with the Securities and Exchange Commission, the Commission has not judged them for investment merit and does not guarantee the accuracy or adequacy of the information in this Prospectus. Anyone who informs you otherwise is committing a criminal offense.


                                   [INSERT ING [LION LOGO] FUNDS]

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
FUNDS AT A GLANCE...........................................    1
BOND FUNDS..................................................    2
  ING Intermediate Bond Fund................................    2
  ING High Yield Bond Fund..................................    4
  ING International Bond Fund...............................    6
  ING Mortgage Income Fund..................................    8
FEES AND EXPENSES...........................................    9
MANAGEMENT OF THE FUNDS.....................................   10
HOW TO PURCHASE SHARES......................................   11
HOW TO REDEEM SHARES........................................   13
EXCHANGE PRIVILEGE..........................................   14
PRICING OF SHARES...........................................   15
DIVIDENDS AND DISTRIBUTIONS.................................   15
TAXES.......................................................   15
MORE INFORMATION ABOUT STRATEGIES AND RISKS.................   16
FINANCIAL HIGHLIGHTS........................................   20

ING FUNDS TRUST                                                                1
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                               FUNDS AT A GLANCE

 ING INTERMEDIATE BOND FUND

     Investment Objective. A high level of current income consistent with the preservation of capital and liquidity.

     Main Investments. A diversified portfolio of debt securities, with a minimum average portfolio quality being investment grade, as discussed herein, and a dollar-weighted average maturity generally ranging between three and ten years.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. Investor demand, changes in the financial condition of issuers of securities, and general economic conditions, among other factors, may affect the market value and yield of the Fund's securities.

 ING HIGH YIELD BOND FUND

     Investment Objective.  A high level of current income and total return.

     Main Investments. A diversified portfolio of high yield (high risk) debt securities that are unrated or rated below investment grade, as discussed herein.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. Lower-rated securities may be subject to wider fluctuations in yield and market value than higher-rated securities. The market for high yield securities may be less liquid than the markets for higher-rated securities, which may have an adverse effect on the market value of certain securities.

 ING INTERNATIONAL BOND FUND

     Investment Objective.  High total return.

     Main Investments. A non-diversified portfolio of investment grade debt securities of issuers located throughout the world, not including the United States.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations, and maintaining a non-diversified portfolio. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations).

 ING MORTGAGE INCOME FUND

     Investment Objective. Long-term income consistent with the preservation of capital.

     Main Investments. A diversified portfolio of mortgage-backed securities rated at least "A" or the equivalent.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. The Fund's mortgage-backed securities also will be subject to prepayment risk, which is the risk that the principal on the underlying mortgage loans may be prepaid at any time, and extension risk, which is the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time.

 2                                                               ING FUNDS TRUST
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                                   BOND FUNDS

 ING INTERMEDIATE BOND FUND

     Investment Objective. The Fund seeks to provide investors with a high level of current income consistent with the preservation of capital and liquidity.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of debt securities which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. Although the Fund may invest a portion of its assets in high yield (high risk) debt securities rated below investment grade, the Fund will seek to maintain a minimum average portfolio quality rating of at least investment grade. The dollar-weighted average maturity of the Fund will generally range between three and ten years.

     The Fund may invest the remainder of its assets in: convertible securities and preferred stocks; U.S. Government securities, securities of foreign governments and supranational organizations, and high-quality money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objective; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Fund may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Fund may also sell securities short and may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Fund's assets may be invested in mortgage-backed securities and asset-backed debt securities.

     In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, five step investment process which uses fundamental economic and market research to identify bond market sectors and individual securities expected to provide above-average returns. The five steps are:

     - First, the Sub-Adviser examines the sensitivity to interest rate movements of the portfolio and of the specific holdings of the portfolio to position the Fund in a way that attempts to maximize return while minimizing volatility.

     - Second, the Sub-Adviser reviews yields relative to maturity and risk of bonds to determine the risk/reward characteristics of bonds of different maturity classes.

     - Third, the Sub-Adviser identifies sectors that offer attractive value relative to other sectors.

     - Fourth, the Sub-Adviser selects securities within identified sectors that offer attractive value relative to other securities within their sectors.

     - Finally, the Sub-Adviser seeks trading opportunities to take advantage of market inefficiencies to purchase bonds at prices below their calculated value.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease.

     - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

      Interest Rate Risk -- In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

      Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

      Default Risk -- An issuer of a security may default on its obligation to pay principal and/or interest.

      Credit Risk -- An issuer of a security may have its credit rating downgraded, which would negatively impact the price of such security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

      Call or Prepayment Risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

      Extension Risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby

ING FUNDS TRUST                                                                3
--------------------------------------------------------------------------------

       locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

     - Risk of High Yield Bonds. High yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. Certain high yield bonds, such as zero coupon, deferred interest and payment-in-kind bonds, are issued at deep discounts and may experience greater volatility in market value. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

     - Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the underlying security, as well as credit risk with respect to the counterparty to the derivative instrument. The use of derivatives may reduce returns.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance. The returns shown are for the Fund's Class A shares which are not offered in this prospectus. The Class X shares would have substantially similar annual returns because the Class X shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class X shares and Class A shares do not have the same expenses. For purposes of the Average Annual Returns table, Class A shares' return reflects a deduction of an initial sales load.

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

[Class A Annual Return Graph]

                                                                        INTERMEDIATE BOND FUND
                                                                        ----------------------
1999                                                                             -0.94%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 9/30/99).......   1.17%
---------------------------------------------------
Worst Quarter (quarter ended 6/30/99)......  -1.85%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.

 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                             LEHMAN BROS.
                                              AGGREGATE
                                   CLASS A     INDEX(2)
                                   -------   ------------
1 Year...........................  -5.67%       -2.15%
---------------------------------------------------------
Since Inception (12/15/98).......   -5.53        -2.43

 -------------------------------

 (1) Total returns reflect the deduction of the initial sales load.

 (2) The Lehman Bros. Aggregate Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. Government, and investment grade mortgage-backed and corporate debt securities.

 4                                                               ING FUNDS TRUST
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 ING HIGH YIELD BOND FUND

     Investment Objective. The Fund seeks to provide investors with a high level of current income and total return.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of high yield (high risk) bonds. High yield bonds are debt securities that are not rated by a nationally recognized statistical rating organization or are rated below investment grade (for example, rated below BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating organization. The Fund defines high yield bonds to include bank loans, payment-in-kind securities, fixed, variable, floating rate and deferred interest debt obligations, zero coupon bonds, mortgage-backed and asset-backed debt obligations, structured debt obligations and convertible bonds, provided they are unrated or rated below investment grade. In evaluating the quality of a particular high yield bond for investment by the Fund, the Sub-Adviser does not rely exclusively on ratings assigned by the nationally recognized statistical rating organizations. The Sub-Adviser will utilize a security's credit rating as simply one indication of an issuer's creditworthiness and will principally rely upon its own analysis of any security. However, the Sub-Adviser does not have restrictions on the rating level of the securities in the Fund's portfolio and may purchase and hold securities in default. There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Maturities may very widely depending on the Sub-Adviser's assessment of interest rate trends and other economic or market factors.

     Any remaining assets may be invested in investment grade debt securities; common and preferred stocks; U.S. Government securities and money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objectives; and debt securities of foreign issuers. The Fund may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Fund may also use options and futures contracts involving securities, securities indices and interest rates.

     The Fund will not purchase any common stocks if, after such purchase, more than 20% of the value of its total assets would be invested in common stocks. The Fund will invest in common stocks in order to attempt to achieve either a combination of its primary and secondary objectives, in which case the common stocks will be dividend-paying, or to achieve its secondary objective, in which case the common stocks may not pay dividends.

     In choosing investments for the Fund, the Sub-Adviser combines extensive company and industry research with relative value analysis to identify high yield bonds expected to provide above-average returns. Relative value analysis is intended to enhance returns by moving from overvalued to undervalued sectors of the bond market. The Sub-Adviser's team approach to decision making includes contributions from individual managers responsible for specific industry sectors.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease.

     - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

       Interest Rate Risk -- In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

       Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

       Default Risk -- An issuer of a security may default on its obligation to pay principal and/or interest.

       Credit Risk -- An issuer of a security may have its credit rating downgraded, which would negatively impact the price of such security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

       Call or Prepayment Risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

       Extension Risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

     - Risk of High Yield Bonds. High yield bonds carry particular market risks and may experience greater

ING FUNDS TRUST                                                                5
--------------------------------------------------------------------------------

       volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. Certain high yield bonds, such as zero coupon, deferred interest and payment-in-kind bonds, may be issued at deep discounts and may experience greater volatility in market value. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

     - Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the underlying security, as well as credit risk with respect to the counterparty to the derivative instrument. The use of derivatives may reduce returns.

     - Risks of Equity Investments. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance. The returns shown are for the Fund's Class A shares which are not offered in this prospectus. The Class X shares would have substantially similar annual returns because the Class X shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class X shares and Class A shares do not have the same expenses. For purposes of the Average Annual Returns table, Class A shares' return reflects a deduction of an initial sales load.

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower. [Class A Annual Return Graph]

                                                                         HIGH YIELD BOND FUND
                                                                         --------------------
1999                                                                             9.14%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99).......  3.89%
---------------------------------------------------
Worst Quarter (quarter ended 9/30/99).......  0.71%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.
 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                             LEHMAN BROS.
                                              HIGH YIELD
                                   CLASS A     INDEX(2)
                                   -------   ------------
1 Year...........................   3.96%       2.39%
---------------------------------------------------------
Since Inception (12/15/98).......    4.22        2.59

 -------------------------------

 (1) Total returns reflect the deduction of the initial sales load.

 (2) The Lehman Bros. High Yield Index is a widely recognized, unmanaged index of high yield debt securities.

 6                                                               ING FUNDS TRUST
--------------------------------------------------------------------------------

 ING INTERNATIONAL BOND FUND

     Investment Objective. The Fund seeks to provide investors with high total return.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of fixed income securities of international issuers which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. This portion of the portfolio will have investments in at least three different countries outside of the United States. There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Maturities may vary widely depending on the Sub-Advisers' assessment of interest rate trends and other economic or market factors. Fixed income securities eligible for purchase by the Fund consist of:

     - securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities;

     - corporate bonds and debentures rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services);

     - obligations of supranational entities;

     - repurchase agreements involving the foregoing securities;

     - loan participations;

     - short-term commercial paper of U.S. or foreign issuers rated in the highest two rating categories by a nationally recognized statistical rating organization; and

     - swap agreements.

     Any remaining assets of the Fund may be invested in securities denominated in U.S. dollars or foreign currencies which are rated below investment grade (for example, rated below BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated; U.S. Government securities; obligations of commercial banks, savings and loan institutions, and U.S. and foreign branches of foreign banks that have total assets of $500 million or more as shown on the last published financial statements at the time of investment; mortgage-backed and asset-backed securities rated within the three highest rating categories by a nationally recognized statistical rating organization; receipts; and guaranteed investment contracts. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

     In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined, four step investment process that seeks to identify bond market sectors expected to provide high and sustainable real rates of return. The four steps are:

     - First, the Sub-Adviser performs a comprehensive analysis of the relative value of bond issuances between countries and of currencies to determine the degree of representation of such countries and currencies in the Fund's portfolio;

     - Second, country allocations, as well as currency and maturity weightings, are reviewed by an independent committee within the Sub-Adviser;

     - Third, the Sub-Adviser selects investments within the selected countries and currencies based on comprehensive fundamental analysis; and

     - Finally, in-house traders use specially developed computer programs to efficiently purchase the targeted securities and currencies.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease.

     - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

      Interest Rate Risk -- In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

      Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

      Default Risk -- An issuer of a security may default on its obligation to pay principal and/or interest.

ING FUNDS TRUST                                                                7
--------------------------------------------------------------------------------

       Credit Risk -- An issuer of a security may have its credit rating downgraded, which would negatively impact the price of such security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

       Call or Prepayment Risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

       Extension Risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the underlying security or currency, as well as credit risk with respect to the counterparty to the derivative instrument. The use of derivatives may reduce returns.

     - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance. The returns shown are for the Fund's Class A shares which are not offered in this prospectus. The Class X shares would have substantially similar annual returns because the Class X shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class X shares and Class A shares do not have the same expenses. For purposes of the Average Annual Returns table, Class A shares' return reflects a deduction of an initial sales load.

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

[Class A Annual Return Graph]

                                                                        INTERNATIONAL BOND FUND
                                                                        -----------------------
1999                                                                            -12.41%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 9/30/99).......   1.25%
---------------------------------------------------
Worst Quarter (quarter ended 3/31/99)......  -6.04%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.

 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                           SALOMON BROS.
                                           WORLD GOV'T.
                                 CLASS A   BOND INDEX(2)
                                 -------   -------------
1 Year.........................  -16.59%      -5.07%
--------------------------------------------------------
Since Inception (12/15/98).....   -16.16       -5.21

 -------------------------------

 (1) Total returns reflect the deduction of the initial sales load.

 (2) The Salomon Bros. World Gov't Bond Index is a widely recognized, unmanaged index of securities issued by foreign governments.

 8                                                               ING FUNDS TRUST
--------------------------------------------------------------------------------

 ING MORTGAGE INCOME FUND

     Investment Objective. The Fund seeks to provide investors with long-term income consistent with the preservation of capital.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement. The Fund may invest in adjustable rate and fixed rate mortgage securities. The Fund's investments will be rated, at the time of investment, "A" or better by a nationally recognized statistical rating organization, or of comparable quality if unrated.

     Any remaining assets of the Fund may be invested in other types of fixed income securities, including, but not limited to, U.S. Government securities, corporate bonds, notes and debentures, asset-backed securities and money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objective. The Fund may also use options and futures contracts involving securities, securities indices and interest rates.

     There are no restrictions on the average maturity of the Fund or on the maturity of any single instrument. Accordingly, the Fund may vary the proportion of its holdings in long- and short-term debt securities in order to reflect its assessment of prospective changes in interest rates even if such action may adversely affect current income. For example, if in the opinion of the Sub-Adviser, interest rates generally are expected to decline, the Fund may sell its shorter term securities and purchase longer term securities in order to benefit from greater expected relative price appreciation; however, the securities sold may have a higher current yield than those being purchased. The success of this strategy will depend on the Sub-Adviser's ability to forecast changes in interest rates. Moreover, the Fund intends to manage its portfolio actively by taking advantage of trading opportunities such as sales of portfolio securities and purchases of higher yielding securities of similar quality due to distortions in normal yield differentials.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease.

     - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

      Interest Rate Risk -- In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

      Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

      Default Risk -- An issuer of a security may default on its obligation to pay principal and/or interest.

      Credit Risk -- An issuer of a security may have its credit rating downgraded, which would negatively impact the price of such security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

      Call or Prepayment Risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

      Extension Risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

     - Derivative Risk. Derivatives are subject to the risk of changes in the market price of the underlying security, as well as credit risk with respect to the counterparty to the derivative instrument. The use of derivatives may reduce returns.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Mortgage Income Fund has not yet commenced operations, there is no performance information included in this Prospectus.

ING FUNDS TRUST                                                                9
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                               FEES AND EXPENSES

     The following tables describe the fees and expenses that you will pay if you buy and hold Class X shares of the Funds.

                                                                                                            ING
                                                                  ING           ING            ING        MORTGAGE
                                                              INTERMEDIATE   HIGH YIELD   INTERNATIONAL    INCOME
                                                               BOND FUND     BOND FUND      BOND FUND       FUND
                                                              ------------   ----------   -------------   --------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)...........................................      NONE          NONE          NONE          NONE
Maximum Sales Load Imposed on Reinvested Dividends (as a
  percentage of offering price).............................      NONE          NONE          NONE          NONE
Maximum Contingent Deferred Sales Load (as a percentage of
  the lesser of the net asset value at the time of
  redemption or at the time of purchase)....................     5.00%         5.00%         5.00%         5.00%
Redemption Fee..............................................      NONE          NONE          NONE          NONE
Exchange Fee................................................      NONE          NONE          NONE          NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
  from Fund assets)
Management Fees.............................................     0.50%         0.65%         1.00%         0.50%
Distribution (12b-1) Fees...................................     0.75%         0.75%         0.75%         0.75%
Shareholder Servicing Fees..................................     0.25%         0.25%         0.25%         0.25%
Other Expenses..............................................     0.91%         1.01%         1.01%         0.73%(1)
                                                                  ----          ----          ----          ----
TOTAL FUND OPERATING EXPENSES...............................     2.41%         2.66%         3.01%         2.23%
Fee Waiver and/or Reimbursements by Investment Manager(2)...     0.67%         0.87%         0.85%         0.52%
                                                                  ----          ----          ----          ----
NET EXPENSES................................................     1.74%         1.79%         2.16%         1.71%
                                                                  ====          ====          ====          ====

------------------------------

(1) Other expenses are based on estimated amounts for the current fiscal year.
(2) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

EXAMPLES

     These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each Example assumes that:

     - you invest $10,000 in Class X shares of each Fund for the time period indicated;

     - your investment has a 5% return each year;

     - the Fund's operating expenses remain the same, except for the expiration of the contractual expense limitations on October 31, 2000; and

     - you redeem all of your shares at the end of the time period indicated.

     The Examples also reflect your receipt of additional Bonus Shares (see "How to Purchase Shares" for a discussion of Bonus Shares). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                                  ------        -------        -------        --------
BOND FUNDS
  ING Intermediate Bond Fund....................   $682         $1,109         $1,462          $2,699
  ING High Yield Bond Fund......................   $687         $1,167         $1,575          $2,931
  ING International Bond Fund...................   $726         $1,279         $1,757          $3,314
  ING Mortgage Income Fund......................   $679         $1,067

     You would pay the following expenses if you did not redeem your shares:

                                                  1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                                  ------        -------        -------        --------
BOND FUNDS
  ING Intermediate Bond Fund....................   $182          $709          $1,262          $2,699
  ING High Yield Bond Fund......................   $187          $767          $1,375          $2,931
  ING International Bond Fund...................   $226          $879          $1,557          $3,314
  ING Mortgage Income Fund......................   $179          $667

 10                                                              ING FUNDS TRUST
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                            MANAGEMENT OF THE FUNDS

     The Investment Manager. ING Mutual Funds Management Co. LLC (the "Investment Manager") serves as each Fund's investment manager. The Investment Manager is a wholly owned indirect subsidiary of ING Groep N.V. ("ING Group") and is registered with the Securities and Exchange Commission. The Investment Manager is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 1999, the Investment Manager managed over $1.23 billion in assets.

     The Investment Manager supervises all aspects of each Fund's operations and provides investment advisory services to the Funds. This includes engaging sub-advisers, as well as monitoring and evaluating the management of the assets of each such Fund by its sub-adviser. The Investment Manager has acted as an investment adviser to mutual funds since 1998. Today, the Investment Manager advises or manages 30 investment portfolios, including the Funds, encompassing a broad range of investment objectives.

     Investment Manager Compensation. The following table shows the aggregate annual advisory fee to be paid by each Fund as a percentage of that Fund's average daily net assets:

                                             ADVISORY
FUND                                           FEE
----                                         --------
ING Intermediate Bond Fund.................   0.50%
ING High Yield Bond Fund...................   0.65%
ING International Bond Fund................   1.00%
ING Mortgage Income Fund...................   0.50%

     Sub-Advisers. The Investment Manager has engaged affiliated investment management firms to act as sub-advisers to each of the Funds, as indicated in the table below. Each sub-adviser has full investment discretion to make all determinations with respect to the investment of their respective Fund's assets and the purchase and sale of portfolio securities and other investments. Each sub-adviser is a wholly owned indirect subsidiary of ING Group and is registered with the Securities and Exchange Commission.

FUND                                 SUB-ADVISER
----                                 -----------
ING Intermediate Bond Fund....  ING Investment
                                Management LLC
ING High Yield Bond Fund......  ING Investment
                                Management LLC
ING International Bond Fund...  Baring Asset
                                Management,
                                Inc./Baring
                                International
                                Investment
                                Limited/Baring Asset
                                Management (Asia)
                                Limited
ING Mortgage Income Fund......  ING Investment
                                Management LLC

     Baring Asset Management, Inc. Baring Asset Management, Inc. ("BAMI") serves as co-sub-adviser, with Baring International Investment Limited ("BIIL") and Baring Asset Management (Asia) Limited ("BAML"), to the ING International Bond Fund. BAMI is located at 125 High Street, Boston, MA 02110. BIIL is located at 155 Bishopsgate, London, England EC2M 3XY. BAML is located at 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong. BAMI, BIIL and BAML, each a wholly-owned subsidiary of Baring Asset Management Holdings Limited ("BAMHL") provide investment management services to clients located around the world. BAMHL, a global company registered in England and Wales, is the parent of the worldwide group of investment management firms that operate under the collective name Baring Asset Management (the "BAM Group").

     The BAM Group provides global investment management services and maintains major investment offices in Boston, London, Hong Kong and Tokyo, and together with its predecessor corporation was founded in 1762. The BAM Group provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 1999, the BAM Group managed approximately $56 billion of assets.

     ING Investment Management LLC. ING Investment Management LLC ("IIM") serves as sub-adviser to the ING Intermediate Bond Fund, the ING High Yield Bond Fund and the ING Mortgage Income Fund. IIM is located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327. IIM is engaged in the business of providing investment advice to portfolios which, as of December 31, 1999, were valued at $28.6 billion. IIM also advises other registered investment companies.

     Portfolio Managers. The following individuals are primarily responsible for the day-to-day management of each Fund's portfolio:

     ING Intermediate Bond Fund. Mr. James Kauffman, with 12 years of investment experience, leads a team of three investment professionals in managing the Fund.

     ING High Yield Bond Fund. Mr. Robert Bowman, with more than 20 years of investment experience, leads a team of five investment professionals in managing the Fund. Mr. Bowman has been a Senior Vice President and Managing Director at IIM since 1998.

     ING International Bond Fund. Mr. Paul Thursby, with 20 years of investment experience, leads a team of 15 investment professionals in managing the Fund. The team has an average of 16 years of investment experience. Mr. Thursby has been an investment professional with BIIL since 1991.

ING FUNDS TRUST                                                               11
--------------------------------------------------------------------------------

     ING Mortgage Income Fund. Mr. Jeffrey Seel, with more than 20 years of investment experience, leads a team of investment professionals in managing the Fund. Mr. Seel has been an investment professional with IIM since 1994.

                             HOW TO PURCHASE SHARES

     The Funds offer a choice of five share classes, each with its own sales load and expense structure, allowing you to invest in the way that best suits your needs. Class X shares are offered in this Prospectus and may be purchased only by certain qualified investors (including, but not limited to, IRAs, Roth IRAs, Education IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). The Class A, Class B and Class C shares have different sales charges and other expenses, which may affect performance. The Class I shares are sold without an initial sales charge and also are not subject to any Rule 12b-1 fees, shareholder servicing fees or account servicing fees. The Class I shares may be purchased only by (i) retirement plans affiliated with ING Group, and (ii) ING Group and its affiliates for purposes of corporate cash management. Each share class represents an ownership interest in the same investment portfolio. Any request for purchases of Class X shares by a non-qualified investor of less than $1,000,000 will be considered as a purchase request for Class B shares. Any requests for purchases of Class X shares by a non-qualified investor of $1,000,000 or more will be considered as a purchase request for Class A shares, because it is more advantageous for an investor to purchase Class A shares for such amounts.

     The Funds' shares are distributed by ING Funds Distributor, Inc. (the "Distributor"), an affiliate of the Investment Manager. The Funds' shares may be sold by retail broker-dealers that are under common control with the Funds. As of the date of this Prospectus, such broker-dealers are Compulife Investor Services, Inc., IFG Network Securities, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, VESTAX Securities Corporation, ING Barings Furman Selz LLC and ING Barings LLC.

     Orders for the purchase of Class X shares of the Funds will be executed at the net asset value per share next determined after an order has been received. The public offering price of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time) on each day the Exchange is open for business.

     The public offering price of Class X shares is the net asset value for the applicable Fund's shares. In addition, you will receive, as a bonus, additional Class X shares ("Bonus Shares") having a value equal to 2.00% of the amount invested. The Distributor has undertaken to pay for the Bonus Shares as part of its services to the Funds. Shares purchased through the reinvestment of dividends or distributions are not eligible for Bonus Shares.

     If you select Class X shares, you do not pay an initial sales load at the time of purchase. However, if you redeem your Class X shares within 6 years after purchase, you may be required to pay a deferred sales load. You will also pay distribution fees of 0.75% under a distribution plan that the Funds have adopted under Rule 12b-1 and shareholder servicing fees of 0.25% each year. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than purchasing the Class A shares and paying an initial sales load. The Distributor uses the money that it receives from the deferred sales loads and the distribution fees to cover the costs of marketing, advertising, the purchase of Bonus Shares and compensating the securities dealer who assists you in purchasing Fund shares. Although Class X shares are sold without an initial sales load, the Distributor normally pays a sales commission of 2.50% of the purchase price of Class X shares to the dealer from its own resources at the time of sale.

     If you redeem Class X shares within 6 years after purchase, you may be charged a deferred sales load. The amount of the load gradually decreases as you hold your shares over time, according to the following schedule:

REDEMPTION DURING                          SALES LOAD*
-----------------                          -----------
1st year after purchase..................       5%
2nd year after purchase..................       4%
3rd year after purchase..................       4%
4th year after purchase..................       3%
5th year after purchase..................       2%
6th year after purchase..................       1%
Thereafter...............................     NONE

------------------------------

* The sales load will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Bonus Shares or shares acquired through reinvestment of dividends or distributions are not subject to a deferred sales load.

     The deferred sales load relating to Class X shares will be waived in certain circumstances, such as:

     - Mandated minimum post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old.

     - Redemptions resulting from shareholder death or disability as long as the waiver request is made within one year of death or disability or, if later, reasonably promptly following completion of probate.

     - Redemptions resulting from closure by the Fund of the account in which shares are held.

 12                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

     To determine whether the Class X CDSL applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares (including Bonus Shares) held for over six years; (iii) shares (not including Bonus Shares) in the order they were purchased (such that shares held the longest are redeemed first); and
(iv) Bonus Shares in the order they were acquired (such that Bonus Shares held the longest are redeemed first). In the table above, a "year" is a 12 month period. All purchases are considered to have been made on the business day of the month in which the purchase was made.

     If you redeem Class X shares and within 90 days buy new shares of the same class, you will receive a credit for any CDSL paid. If such reinstated shares are then redeemed within six years of the initial purchase, the CDSL will be imposed upon the redemption. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact the Funds at 1-877-INFO-ING.

     Your Class X shares convert automatically into Class A shares eight years after purchase. Any Class X shares received through reinvestment of dividends or distributions paid on converting shares will also convert at that time. Class A shares are subject to lower annual expenses than Class X shares. The conversion of Class X shares to Class A shares is not a taxable event for federal income tax purposes.

     The minimum initial investment in a Fund is $1,000. Any subsequent investments must be at least $50. The Distributor may waive these minimums from time to time. All initial investments should be accompanied by a completed Account Application. An Account Application accompanies this Prospectus. All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. Contributions to IRAs and qualified retirement plans are subject to prevailing limits set by the Internal Revenue Service. Your account will be charged an annual maintenance fee, but you will not be charged more than one such fee with respect to multiple accounts of the same plan type established under the same taxpayer identification number. The Funds reserve the right to reject any purchase order. The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies. Personal third party checks and non-U.S. checks will not be accepted. All initial investments may be made using any of the following methods:

  By Mail                         Send your completed and signed application and check
                                  payable to ING Funds Trust by regular mail to:
                                  ING Funds
                                    P.O. Box 219416
                                    Kansas City, MO 64121-9416
                                  Or by express, registered, or certified mail to:
                                  ING Funds
                                    c/o NFDS
                                    330 W. 9th Street
                                    Kansas City, MO 64105
  Through an Authorized Broker    Contact your broker or investment adviser for
  or Investment Adviser           instructions on purchasing shares through their
                                  organizations. These organizations may impose additional
                                  requirements and charges for the services rendered.

     You may purchase additional shares after your account has been established using any of the following methods:

  By Mail                         Send a check payable to ING Funds Trust, along with a
                                  remittance slip from a confirmation statement or with a
                                  letter of instructions including your account number and
                                  Fund name, to the appropriate address listed above.
 Through an Authorized Broker     Contact your broker or investment adviser.
 or Investment Adviser

ING FUNDS TRUST                                                               13
--------------------------------------------------------------------------------

                              HOW TO REDEEM SHARES

     You may redeem your shares, in whole or in part, on each day a Fund is valued. Shares will be redeemed without charge (except any applicable CDSL) at the net asset value next determined after a redemption request in good order has been received by the Funds. In the instance where you own more than one class of shares and the class of shares being redeemed are not subject to the CDSL, those shares with the highest Rule 12b-1 fee will be redeemed in full prior to any redemption of shares with a lower Rule 12b-1 fee.

     When purchases are made by check in any Fund, redemption proceeds will be made available immediately upon clearance of the purchase check, which may take up to 15 calendar days. You may avoid this delay by investing through wire transfers of federal funds.

     Once your shares are redeemed, the Funds will ordinarily send the proceeds by check to you at the address of record on the next business day. To ensure acceptance of your redemption request, it is important to follow the procedures described below. If you purchased your shares through an Authorized Broker or Investment Adviser, please contact them to inquire which redemption methods are available to you. Under certain circumstances described below, a signature guarantee may be required. You may redeem your shares using any of the following methods:

  By Mail                         Send your letter of instructions for redemption to the
                                  appropriate address.
                                  By regular mail to:
                                    ING Funds
                                    P.O. Box 219416
                                    Kansas City, MO 64121-9416
                                  Or by express, registered or certified mail to:
                                    ING Funds
                                    c/o NFDS
                                    330 W. 9th Street
                                    Kansas City, MO 64105
                                  Your letter of instructions must include:
                                    - the name of the Fund and account number you are
                                      redeeming from
                                    - your name(s) and address as they appear on your account
                                    - the dollar amount or number of shares you wish to
                                      redeem
                                    - your signature(s) as it appears on your account
                                    - a signature guarantee, if required (see below)
                                    - additional information may be required for redemptions
                                      from IRAs or other retirement plans. Please call the
                                      Funds at 1-877-INFO-ING for instructions.
  Through an Authorized Broker    You may redeem your shares by contacting your authorized
  or Investment Adviser           broker or investment advisor and instructing him or her
                                  to redeem your shares. Your representative will then
                                  contact the Funds and place a redemption trade on your
                                  behalf. These organizations may impose certain
                                  restrictions on redemptions and may charge you a fee for
                                  the transaction.

     The Funds reserve the right to redeem in kind. That is, the Funds may honor redemption requests with readily marketable portfolio securities instead of cash if during any 90-day period redemptions exceed the lesser of $250,000 or 1% of the net assets of the redeeming Fund at the beginning of such period. You may incur transaction costs associated with converting these securities to cash.

     Due to the high costs of maintaining small accounts, the Funds may ask that you increase your account balance if (1) the value of your account falls below $500 for three consecutive months as a result of redemptions or exchanges, and
(2) your account has been in existence for at least one year and you have not made any additional purchases in the account within the preceding six calendar months. If the account balance remains below the minimum requirement for 60 days after you are notified, the Funds may close your account and send you the redemption proceeds.

     Signature Guarantees. A signature guarantee is designed to protect the investor, the Funds and their agents by verifying the signature of certain investors seeking to

 14                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

redeem, transfer, or exchange shares of the Funds. Signature guarantees are required for:

     - redemptions by mail in excess of $50,000;

     - redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered;

     - redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 15 days;

     - requests to transfer the registration of shares to another owner; or

     - redemptions or exchanges of shares previously reported as lost/abandoned property, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record.

     The foregoing requirements may be waived or modified upon notice to shareholders.

     Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," contact the Funds at 1-877-INFO-ING.

                               EXCHANGE PRIVILEGE

     Class X shares of a Fund may be exchanged, based on the per share net asset values, for Class X shares of any other Fund. You will receive credit for the period of time you held the shares being exchanged when determining whether the acquired shares, when redeemed, will be subject to a contingent deferred sales load.

     Your exchange will be processed at the next determined net asset value after the Funds receive your request. A new account opened by exchange must be established with the same name(s), address and social security number as the existing account.

     You may only exchange shares into a Fund which is authorized for sale in your state of residence. The Funds may limit each account to eight exchanges per calendar year. The Funds may change or discontinue the exchange privilege after giving you 60 days' prior notice. An exchange of shares is a taxable event on which you may realize a gain or loss. You may exchange shares using any of the following methods:

  By Mail                         Send a letter of instructions to the Funds which includes
                                  the following information:
                                    - the name of the Fund and the account number you are
                                      exchanging from
                                    - your name(s), address and social security number
                                    - the dollar amount or number of shares you wish to
                                      exchange
                                    - the name of the Fund you are exchanging into
                                    - your signature(s) as it appears on your account
                                  Send your instructions by regular mail to:
                                    ING Funds
                                    P.O. Box 219416
                                    Kansas City, MO 64121-9416
                                  Or by express, registered or certified mail to:
                                    ING Funds
                                    c/o NFDS
                                    330 W. 9th Street
                                    Kansas City, MO 64105

ING FUNDS TRUST                                                               15
--------------------------------------------------------------------------------

  Auto-Exchange Privilege         The Auto-Exchange Privilege enables you to invest
                                  regularly, in exchange for shares of a Fund, in shares of
                                  other Funds of which you are a shareholder. The amount
                                  designated ($50 minimum) will be exchanged automatically
                                  according to the schedule you have selected. The right to
                                  exercise this privilege may be changed or terminated by
                                  the Funds upon 60 days' prior notice. For more
                                  information on this privilege or to obtain an
                                  Auto-Exchange Privilege Authorization Form, call the
                                  Funds at 1-877-INFO-ING.

                               PRICING OF SHARES

     Each of the Funds prices its shares based on its net asset value. The Funds value portfolio securities for which market quotations are readily available at market price. These Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that a Fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because some of the Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

     Each Fund determines the net asset value of its shares as of the close of the NYSE (normally 4:00 p.m., Eastern time) on each day the NYSE is open for business. The price at which a purchase or redemption is effected is based on the next calculation of a Fund's net asset value after the order is placed.

                          DIVIDENDS AND DISTRIBUTIONS

     Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). Each of the Funds will declare dividends daily and pay dividends monthly. In addition, each Fund intends to distribute, at least annually, substantially all of its net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

     Dividends and distributions will be reinvested in additional shares of a Fund at net asset value unless you elect to receive such dividends and distributions in cash. If you redeem all or a portion of Fund shares prior to a dividend payment date, you will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

     If you elect to receive distributions in cash and the post office cannot deliver your checks or if you do not cash your checks within six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the reinvestment option. You will not receive interest on the amount of your uncashed checks.

     The elections described above may be made either on the Account Application or by calling the Fund at 1-877-INFO-ING.

                                     TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. By so qualifying, each Fund generally will not be subject to federal income tax to the extent that it distributes investment company taxable income and net realized capital gains in the manner required under the Code.

     Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. Such withholding taxes may be reduced or eliminated under the terms of applicable United

 16                                                              ING FUNDS TRUST
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States income tax treaties, and the Funds intend to undertake any procedural steps required to claim the benefits of such treaties.

     Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as qualified retirement plans. The foregoing discussion is intended for shareholders that are exempt from federal income taxes. You should consult your own tax advisor as to the federal, state and local tax consequences of ownership of shares of the Funds in your particular circumstances.

                  MORE INFORMATION ABOUT STRATEGIES AND RISKS

     A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques used by the Funds, see the Statement of Additional Information. Unless indicated otherwise, the following descriptions apply to all Funds.

     Many of the investment techniques and strategies discussed in this Prospectus and in the Statement of Additional Information are discretionary, which means that the Investment Manager or Sub-Adviser can decide whether to use them or not. The Investment Manager or Sub-Adviser may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

     Temporary Defensive Strategies (All Funds). When the Investment Manager or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies. Under such circumstances, up to 100% of the Fund's assets may be invested in investment grade fixed income securities (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services), money market securities, certificates of deposit, bankers' acceptances, commercial paper or in any other securities which in either the Investment Manager's or Sub-Adviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

     Investments in Foreign Securities (All Funds except ING Mortgage Income
Fund). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

     Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions or to help protect the Fund against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

     Emerging Market Investments (ING High Yield Bond Fund, ING Intermediate Bond Fund and ING International Bond Fund). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

     High Yield Securities (ING High Yield Bond Fund, ING Intermediate Bond Fund and ING International Bond Fund). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they

ING FUNDS TRUST                                                               17
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also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero-coupon or payment-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher-grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

     Corporate and Municipal Debt Securities (All Funds). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

     Initial Public Offerings (All Funds). A significant portion of a Fund's return may be attributable to its investment in initial public offerings. When a Fund's asset base is small, the impact of such investments on a Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

     U.S. Government Securities (All Funds). Some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

     Convertible Securities (All Funds). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

     Other Investment Companies (All Funds). Each Fund may invest up to 10% of its assets in other unaffiliated investment companies. There is no limit with regard to investments in affiliated investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

     Restricted and Illiquid Securities (All Funds). Each Fund may invest up to 15% of its net assets in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

     Mortgage-Related Securities (All Funds). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

     Asset-Backed Securities (All Funds). Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities often do not contain the benefit of a complete security interest in the related collateral. The risks associated with asset-backed securities may be reduced by the addition of credit enhancements such as a bank letter of credit or a third-party guarantee.

     Derivatives (All Funds). Generally, derivatives can be characterized as financial instruments whose performance is

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derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, so please check the description of the Fund's policies found in the Statement of Additional Information. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

     Dollar Roll Transactions (All Funds). The Funds may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds' use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities.

     Repurchase Agreements (All Funds). Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

     Lending Portfolio Securities (All Funds). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

     Borrowing (All Funds). Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     Reverse Repurchase Agreements (All Funds). A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase a Fund's yield; however, such transactions may result in a shareholder's loss of principal.

     Short Sales (ING Intermediate Bond Fund and ING High Yield Bond Fund). A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

     Investments in Small- and Mid-Capitalization Companies (ING High Yield Bond Fund and ING Intermediate Bond Fund). Certain Funds may invest in small and mid capitalization companies. Investments in mid-and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

     Non-diversified Investment Companies (ING International Bond
Fund). Certain Funds are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act

ING FUNDS TRUST                                                               19
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in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

     Fundamental and Non-Fundamental Policies (All Funds). Unless otherwise stated, all investment objectives and policies are non-fundamental and may be amended without shareholder approval.

     Percentage Investment Limitations (All Funds). Unless otherwise stated, percentage limitations in this prospectus apply at the time of investment.

     Portfolio Turnover (All Funds). Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

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                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the financial performance of the Funds' Class X Shares for the fiscal period ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). Past performance does not guarantee future results. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request. Because the following Fund had not commenced operations prior to October 31, 1999, financial highlights are not presented for ING Mortgage Income Fund.

For a share of beneficial interest outstanding throughout the period:

                                                                    ING                  ING                  ING
                                                               INTERMEDIATE          HIGH YIELD          INTERNATIONAL
                                                               BOND FUND(1)         BOND FUND(1)         BOND FUND(1)
                                                             -----------------    -----------------    -----------------
Net asset value per share, beginning of period.............       $  9.87              $ 10.02              $  9.87
From investment operations:
  Net investment income(2).................................          0.37                 0.58                 0.16
  Net realized and unrealized loss(2)......................         (0.48)               (0.09)               (1.11)(3)
                                                                  -------              -------              -------
  Total from investment operations.........................         (0.11)                0.49                (0.95)
                                                                  -------              -------              -------
Distributions paid from investment income..................         (0.36)               (0.56)                  --
                                                                  -------              -------              -------
Distributions paid from return of capital..................            --                   --                (0.14)
                                                                  -------              -------              -------
Net asset value per share, end of period...................       $  9.40              $  9.95              $  8.78
Net assets, end of period (in thousands)...................       $ 1,006              $   865              $   736
Total investment return at net asset value(4)(5)...........         -1.07%                4.99%               -9.64%
Ratios to average net assets(6):
  Net expenses.............................................          1.71%                1.74%                2.12%
  Gross expenses...........................................          2.41%                2.66%                3.01%
  Net investment income....................................          4.90%                7.11%                2.26%
Portfolio turnover rate(5).................................        431.50%              756.40%              140.92%

------------------------------

(1) Class X shares of the ING Intermediate Bond Fund, ING High Yield Bond Fund and ING International Bond Fund commenced offering on January 11, 1999.

(2) Per share amount is based on average number of shares outstanding during the period.

(3) Includes gains and losses on foreign currency transactions.

(4) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable contingent deferred sales loads with respect to Class X shares. Total return for Class X shares does not include the 2.00% bonus shares paid by the Distributor. If the effect of bonus shares was included, total return for Class X shares of the ING Intermediate Bond Fund, ING High Yield Bond Fund and ING International Bond Fund would have been 0.91%, 7.09% and (7.83)%, respectively. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(5) Not annualized.

(6) Annualized.

INVESTMENT MANAGER

  ING Mutual Funds Management Co. LLC
  1475 Dunwoody Drive
  West Chester,  PA 19380-1478

SUB-ADVISERS

  Baring International Investment Limited
  155 Bishopgate
  London, England EC2M 3XY

  Baring Asset Management, Inc.
  125 High Street
  Boston, MA 02110

  Baring Asset Management (Asia) Limited
  19/F Edinburgh Tower, The Landmark,
  15 Queens Road, Central, Hong Kong

  ING Investment Management LLC
  5780 Powers Ferry Road, N.W., Suite 300
  Atlanta, GA 30327

DISTRIBUTOR

  ING Funds Distributor, Inc.
  1475 Dunwoody Drive
  West Chester,  PA 19380-1478

CUSTODIAN

  State Street Bank and Trust Company
  801 Pennsylvania Street
  Kansas City, MO 64105

TRANSFER AGENT

  DST Systems, Inc.
  333 W. 11th Street
  Kansas City, MO 64105

INDEPENDENT AUDITORS

  Ernst & Young LLP
  787 Seventh Avenue
  New York, NY  10019

LEGAL COUNSEL

  Paul, Weiss, Rifkind, Wharton & Garrison
  1285 Avenue of the Americas
  New York, NY  10019-6064


Additional information about the Funds is included in the Statement of Additional Information ("SAI") dated February 28, 2000, as amended or supplemented from time to time, which is incorporated by reference in its entirety. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call 1-877-INFO-ING.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site can be obtained for a fee by writing to: Securities and Exchange Commission, Public Reference Section, Washington D.C. 20549-6009.

Investment Company Act File No. 811-08895

ING FUNDS PROSPECTUS

February 28, 2000

CLASS X SHARES



MONEY MARKET FUNDS
         ING Money Market Fund
         ING U.S. Treasury Money Market Fund































         This Prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records. Although these securities have been registered with the Securities and Exchange Commission, the Commission has not judged them for investment merit and does not guarantee the accuracy or adequacy of the information in this Prospectus. Anyone who informs you otherwise is committing a criminal offense.


                                                  [INSERT ING [LION LOGO] FUNDS]

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
FUNDS AT A GLANCE...........................................    1
MONEY MARKET FUNDS..........................................    2
  ING Money Market Fund.....................................    2
  ING U.S. Treasury Money Market Fund.......................    3
FEES AND EXPENSES...........................................    4
MANAGEMENT OF THE FUNDS.....................................    5
HOW TO PURCHASE SHARES......................................    5
HOW TO REDEEM SHARES........................................    7
EXCHANGE PRIVILEGE..........................................    9
PRICING OF SHARES...........................................    9
DIVIDENDS AND DISTRIBUTIONS.................................   10
TAXES.......................................................   10
MORE INFORMATION ABOUT STRATEGIES AND RISKS.................   10
FINANCIAL HIGHLIGHTS........................................   12

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                               FUNDS AT A GLANCE

 ING MONEY MARKET FUND

     Investment Objective. A high level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

     Main Investments. A diversified portfolio of high quality, U.S. dollar-denominated short-term debt securities which are determined by the Sub-Adviser to present minimal credit risks.

     Main Risks. You could lose money. The Fund's yield will vary. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

 ING U.S. TREASURY MONEY MARKET FUND

     Investment Objective. A high level of current income as is consistent with liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share.

     Main Investments. A diversified portfolio of short-term U.S. Treasury securities and repurchase agreements which are fully collateralized by U.S. Treasury securities.

     Main Risks. You could lose money. The Fund's yield will vary. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

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                               MONEY MARKET FUNDS

 ING MONEY MARKET FUND

     Investment Objective. The Fund seeks to provide investors with a high level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

     Principal Investment Strategies. The Fund will operate as a diversified fund and invest in a portfolio of high-quality, U.S. dollar denominated short-term debt obligations which are determined by the Sub-Adviser to present minimal credit risks.

     Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

     The Fund will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to, (i) U.S. Government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage-backed and asset-backed securities, guaranteed investment contracts, loan participation interests, medium-term notes, and other promissory notes, including floating and variable rate obligations; and (iii) the following domestic, Yankeedollar and Eurodollar obligations: certificates of deposit, time deposits, bankers acceptances, commercial paper, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Fund may invest more than 25% of its total assets in instruments issued by domestic banks.

     The Fund may purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis. The Fund may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate. The Fund may enter into repurchase agreements.

     In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity, as well as adherence to regulatory requirements. The four steps are:

     - First, a formal list of high-quality issuers is actively maintained;

     - Second, securities of issuers on the approved list which meet maturity guidelines and are rated "first tier" (that is, they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund's Board of Trustees) are selected for investment;

     - Third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and

     - Finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will vary and the Fund may not achieve as high a level of current income as other funds that do not limit their investments to the high-quality securities in which the Fund invests.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance. The returns shown are for the Fund's Class A shares which are not offered in this prospectus. The Class X shares would have substantially similar annual returns because the Class X shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class X shares and Class A shares do not have the same expenses.

ING FUNDS TRUST                                                                3
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ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999.

[Class A Annual Return Graph]

                                                                           MONEY MARKET FUND
                                                                           -----------------
1999                                                                             4.64%

BEST/WORST QUARTERS

     During the period shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99).......  1.25%
---------------------------------------------------
Worst Quarter (quarter ended 6/30/99).......  1.07%

PERFORMANCE TABLE

     The following performance table discloses the Fund's average annual return as of December 31, 1999 for the Class A shares.

 AVERAGE ANNUAL RETURNS
 (as of 12/31/99)

                                           CLASS A
                                           -------
1 Year...................................   4.64%
--------------------------------------------------
Since Inception (12/15/98)...............    4.64

     The Fund's seven-day yield as of December 31, 1999 for the Class X shares was 4.42%. The "seven-day yield" is an annualized figure -- the amount you would earn if you kept your investment in the Fund and the Fund continued to earn the same net interest income throughout the year.

     The Fund's seven-day effective yield as of December 31, 1999 for the Class X shares was 4.51%. The "seven-day effective yield" (also an annualized figure) assumes that dividends are reinvested and compounded.

     For the Fund's current seven-day yield and seven-day effective yield, call the Fund at 1-877-INFO-ING (1-877-463-6464).

 ING U.S. TREASURY MONEY MARKET FUND

     Investment Objective. The Fund seeks to provide investors with a high level of current income as is consistent with liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share.

     Principal Investment Strategies. The Fund will operate as a diversified fund and invest in direct short-term obligations of the United States Treasury, which are backed by the full faith and credit of the United States Government. The Fund may also invest in repurchase agreements which are fully collateralized by U.S. Treasury securities. The Fund may purchase U.S. Treasury securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis.

     Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

     Maturity decisions are made by the Sub-Adviser based upon liquidity requirements, yield curve analysis and market expectations of future interest rates.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will vary and the Fund may not achieve as high a level of current income as other funds that do not limit their investments to the high-quality securities in which the Fund invests.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING U.S. Treasury Money Market Fund has not yet commenced operations, there is no performance information included in this Prospectus.

 4                                                               ING FUNDS TRUST
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                               FEES AND EXPENSES

     The following tables describe the fees and expenses that you will pay if you buy and hold Class X shares of the Funds.

                                                                                   ING
                                                                  ING         U.S. TREASURY
                                                              MONEY MARKET    MONEY MARKET
                                                                  FUND            FUND
                                                              ------------    -------------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)...........................................      NONE            NONE
Maximum Sales Load Imposed on Reinvested Dividends (as a
  percentage of offering price).............................      NONE            NONE
Maximum Contingent Deferred Sales Load (as a percentage of
  the lesser of the net asset value at the time of
  redemption or at the time of purchase)....................     5.00%           5.00%
Redemption Fee..............................................      NONE            NONE
Exchange Fee................................................      NONE            NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
  from Fund assets)
Management Fees.............................................     0.25%           0.25%
Distribution (12b-1) Fees...................................     0.75%           0.75%
Shareholder Servicing Fees..................................     0.25%           0.25%
Other Expenses..............................................     0.48%           0.50%(1)
                                                                  ----            ----
TOTAL FUND OPERATING EXPENSES...............................     1.73%           1.75%
Fee Waiver and/or Reimbursements by Investment Manager(2)...     0.32%           0.34%
                                                                  ----            ----
NET EXPENSES................................................     1.41%           1.41%
                                                                  ====            ====

------------------------------

(1) Other expenses for the ING U.S. Treasury Money Market Fund are based on estimated amounts for the current fiscal year.

(2) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

EXAMPLES

     These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each Example assumes that:

     - you invest $10,000 in Class X shares of each Fund for the time period indicated;

     - your investment has a 5% return each year;

     - the Fund's operating expenses remain the same, except for the expiration of its contractual expense limitations on October 31, 2000; and

     - you redeem all of your shares at the end of the time period indicated.

     The Examples also reflect your receipt of additional Bonus Shares (see "How to Purchase Shares" for a discussion of Bonus Shares). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                             ------        -------        -------        --------
MONEY MARKET FUNDS
  ING Money Market Fund....................   $647          $928          $1,134          $2,052
  ING U.S. Treasury Money Market Fund......   $647          $932

     You would pay the following expenses if you did not redeem your shares:

                                             1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                             ------        -------        -------        --------
MONEY MARKET FUNDS
  ING Money Market Fund....................   $147          $528           $934           $2,052
  ING U.S. Treasury Money Market Fund......   $147          $532

ING FUNDS TRUST                                                                5
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                            MANAGEMENT OF THE FUNDS

     The Investment Manager. ING Mutual Funds Management Co. LLC (the "Investment Manager") serves as each Fund's investment manager. The Investment Manager is a wholly owned indirect subsidiary of ING Groep N.V. ("ING Group") and is registered with the Securities and Exchange Commission. The Investment Manager is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 1999, the Investment Manager managed over $1.23 billion in assets.

     The Investment Manager supervises all aspects of each Fund's operations and provides investment advisory services to the Funds. This includes engaging sub-advisers, as well as monitoring and evaluating the management of the assets of each such Fund by its sub-adviser. The Investment Manager has acted as an investment adviser to mutual funds since 1998. Today, the Investment Manager advises or manages 30 investment portfolios, including the Funds, encompassing a broad range of investment objectives.

     Investment Manager Compensation. The following table shows the aggregate annual advisory fee to be paid by each Fund as a percentage of that Fund's average daily net assets:

FUND                                      ADVISORY FEE
----                                      ------------
ING Money Market Fund...................     0.25%
ING U.S. Treasury Money Market Fund.....     0.25%

     The Sub-Adviser. The Investment Manager has engaged an affiliated investment management firm to act as sub-adviser to the Funds, as indicated in the table below. The sub-adviser has full investment discretion to make all determinations with respect to the investment of a Fund's assets and the purchase and sale of portfolio securities and other investments. The sub-adviser is a wholly owned indirect subsidiary of ING Group and is registered with the Securities and Exchange Commission.

FUND                                 SUB-ADVISER
----                                 -----------
ING Money Market Fund.....  ING Investment Management LLC
ING U.S. Treasury Money
  Market Fund.............  ING Investment Management LLC

     ING Investment Management LLC. ING Investment Management LLC ("IIM") serves as sub-adviser to the ING Money Market Fund and the ING U.S. Treasury Money Market Fund. IIM is located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327. IIM is engaged in the business of providing investment advice to portfolios which, as of December 31, 1999, were valued at $28.6 billion. IIM also advises other registered investment companies.

     Portfolio Managers. The following individuals are primarily responsible for the day-to-day management of each Fund's portfolio:

     ING Money Market Fund. Ms. Jennifer J. Thompson, CFA leads a team of three investment professionals in managing the Fund. Ms. Thompson has been employed by IIM as an investment professional since 1998 and has seven years of investment experience.

     ING U.S. Treasury Money Market Fund. Ms. Jennifer J. Thompson, CFA leads a team of three investment professionals in managing the Fund. Ms. Thompson has been employed by IIM as an investment professional since 1998 and has seven years of investment experience.

                             HOW TO PURCHASE SHARES

     The Funds offer a choice of five share classes, each with its own sales load and expense structure, allowing you to invest in the way that best suits your needs. Class X shares are offered in this Prospectus and may be purchased only by certain qualified investors (including, but not limited to, IRAs, Roth IRAs, Education IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). The Class A, Class B and Class C shares have different sales charges and other expenses, which may affect performance. The Class I shares are sold without an initial sales charge and also are not subject to any Rule 12b-1 fees, shareholder servicing fees or account servicing fees. The Class I shares may be purchased only by (i) retirement plans affiliated with ING Group, and (ii) ING Group and its affiliates for purposes of corporate cash management. Each share class represents an ownership interest in the same investment portfolio. Any request for purchases of Class X shares by a non-qualified investor of less than $1,000,000 will be considered as a purchase request for Class B shares. Any requests for purchases of Class X shares by a non-qualified investor of $1,000,000 or more will be considered as a purchase request for Class A shares, because it is more advantageous for an investor to purchase Class A shares for such amounts.

 6                                                               ING FUNDS TRUST
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     The Funds' shares are distributed by ING Funds Distributor, Inc. (the "Distributor"), an affiliate of the Investment Manager. The Funds' shares may be sold by retail broker-dealers that are under common control with the Funds. As of the date of this Prospectus, such broker-dealers are Compulife Investor Services, Inc., IFG Network Securities, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, VESTAX Securities Corporation, ING Barings Furman Selz LLC and ING Barings LLC.

     Orders for the purchase of Class X shares of the Funds will be executed at the net asset value per share next determined after an order has been received. The public offering price of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time) on each day the Exchange and the Federal Reserve Bank are open for business.

     Notwithstanding the foregoing, a purchase order for shares of a Fund within this Prospectus must generally be received by a specified "cut-off" time to be executed on the same day at the price per share next determined, provided that the Funds' custodian receives federal funds or other immediately available funds by 4 p.m. Eastern time. The cut-off time applicable to the ING Money Market Fund is 3:00 p.m. Eastern time and the cut-off time applicable to the ING U.S. Treasury Money Market Fund is 12 noon Eastern time.

     The public offering price of Class X shares is the net asset value for the applicable Fund's shares. In addition, you will receive, as a bonus, additional Class X shares ("Bonus Shares") having a value equal to 2.00% of the amount invested. The Distributor has undertaken to pay for the Bonus Shares as part of its services to the Funds. Shares purchased through the reinvestment of dividends or distributions are not eligible for Bonus Shares.

     If you select Class X shares, you do not pay an initial sales load at the time of purchase. However, if you redeem your Class X shares within 6 years after purchase, you may be required to pay a deferred sales load. You will also pay distribution fees of 0.75% under a distribution plan that the Funds have adopted under Rule 12b-1 and shareholder servicing fees of 0.25% each year. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than purchasing Class A shares. The Distributor uses the money that it receives from the deferred sales loads and the distribution fees to cover the costs of marketing, advertising, the purchase of Bonus Shares and compensating the securities dealer who assists you in purchasing Fund shares. Although Class X shares are sold without an initial sales load, the Distributor normally pays a sales commission of 2.50% of the purchase price of Class X shares to the dealer from its own resources at the time of sale.

     If you redeem Class X shares within 6 years after purchase, you may be charged a deferred sales load. The amount of the load gradually decreases as you hold your shares over time, according to the following schedule:

REDEMPTION DURING                          SALES LOAD*
-----------------                          -----------
1st year after purchase..................       5%
2nd year after purchase..................       4%
3rd year after purchase..................       4%
4th year after purchase..................       3%
5th year after purchase..................       2%
6th year after purchase..................       1%
Thereafter...............................     NONE

------------------------------

* The sales load will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Bonus Shares or shares acquired through reinvestment of dividends or distributions are not subject to a deferred sales load.

     The deferred sales load relating to Class X shares will be waived in certain circumstances, such as:

     - Mandated minimum post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old.

     - Redemptions resulting from shareholder death or disability as long as the waiver request is made within one year of death or disability or, if later, reasonably promptly following completion of probate.

     - Redemptions resulting from closure by the Fund of the account in which shares are held.

     To determine whether the Class X CDSL applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares (including Bonus Shares) held for over six years; (iii) shares (not including Bonus Shares) in the order they were purchased (such that shares held the longest are redeemed first); and
(iv) Bonus Shares in the order they were acquired (such that Bonus Shares held the longest are redeemed first). In the table above, a "year" is a 12 month period. All purchases are considered to have been made on the business day of the month in which the purchase was made.

     If you redeem Class X shares and within 90 days buy new shares of the same class, you will receive a credit for any CDSL paid. If such reinstated shares are then redeemed within six years of the initial purchase, the CDSL will be imposed upon the redemption. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact the Funds at 1-877-INFO-ING.

     Your Class X shares convert automatically into Class A shares eight years after purchase. Any Class X shares received through reinvestment of dividends or distributions paid on converting shares will also convert at that time. Class A shares are subject to lower annual expenses than Class X shares. The conversion of Class X shares to Class A shares is not a taxable event for federal income tax purposes.

ING FUNDS TRUST                                                                7
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     The minimum initial investment in a Fund is $1,000. Any subsequent investments must be at least $50. The Distributor may waive these minimums from time to time. All initial investments should be accompanied by a completed Account Application. An Account Application accompanies this Prospectus. All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. Contributions to IRAs and qualified retirement plans are subject to prevailing limits set by the Internal Revenue Service. Your account will be charged an annual maintenance fee, but you will not be charged more than one such fee with respect to multiple accounts of the same plan type established under the same taxpayer identification number. The Funds reserve the right to reject any purchase order. The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies. Personal third party checks and non-U.S. checks will not be accepted. All initial investments may be made using any of the following methods:

  By Mail                        Send your completed and signed application and check
                                 payable to ING Funds Trust by regular mail to:
                                 ING Funds
                                   P.O. Box 219416
                                   Kansas City, MO 64121-9416
                                 Or by express, registered, or certified mail to:
                                 ING Funds
                                   c/o NFDS
                                   330 W. 9th Street
                                   Kansas City, MO 64105
    Through an Authorized        Contact your broker or investment adviser for
    Broker or Investment         instructions on purchasing shares through their
    Adviser                      organizations. These organizations may impose additional
                                 requirements and charges for the services rendered.

     You may purchase additional shares after your account has been established using any of the following methods:

  By Mail                        Send a check payable to ING Funds Trust, along with a
                                 remittance slip from a confirmation statement or with a
                                 letter of instructions including your account number and
                                 Fund name, to the appropriate address listed above.
 Through an Authorized Broker    Contact your broker or investment adviser.
 or Investment Adviser

                              HOW TO REDEEM SHARES

     You may redeem your shares, in whole or in part, on each day a Fund is valued. Shares will be redeemed without charge (except any applicable CDSL) at the net asset value next determined after a redemption request in good order has been received by the Funds. In the instance where you own more than one class of shares and the class of shares being redeemed are not subject to the CDSL, those shares with the highest Rule 12b-1 fee will be redeemed in full prior to any redemption of shares with a lower Rule 12b-1 fee.

     When purchases are made by check in any Fund, redemption proceeds will be made available immediately upon clearance of the purchase check, which may take up to 15 calendar days. You may avoid this delay by investing through wire transfers of federal funds.

 8                                                               ING FUNDS TRUST
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     Once your shares are redeemed, the Funds will ordinarily send the proceeds by check to you at the address of record on the next business day. To ensure acceptance of your redemption request, it is important to follow the procedures described below. If you purchased your shares through an Authorized Broker or Investment Adviser, please contact them to inquire which redemption methods are available to you. Under certain circumstances described below, a signature guarantee may be required. You may redeem your shares using any of the following methods:

  By Mail                        Send your letter of instructions for redemption to the
                                 appropriate address.
                                 By regular mail to:
                                 ING Funds
                                   P.O. Box 219416
                                   Kansas City, MO 64121-9416
                                 Or by express, registered or certified mail to:
                                 ING Funds
                                   c/o NFDS
                                   330 W. 9th Street
                                   Kansas City, MO 64105
                                 Your letter of instructions must include:
                                 - the name of the Fund and account number you are
                                 redeeming from
                                 - your name(s) and address as they appear on your account
                                 - the dollar amount or number of shares you wish to
                                 redeem
                                 - your signature(s) as it appears on your account
                                 - a signature guarantee, if required (see below)
                                 - additional information may be required for redemptions
                                 from IRAs or other retirement plans. Please call the
                                   Funds at 1-877-INFO-ING for instructions.
 Through an Authorized Broker    You may redeem your shares by contacting your authorized
 or Investment Adviser           broker or investment advisor and instructing him or her
                                 to redeem your shares. Your representative will then
                                 contact the Funds and place a redemption trade on your
                                 behalf. These organizations may impose certain
                                 restrictions on redemptions and may charge you a fee for
                                 the transaction.

     The Funds reserve the right to redeem in kind. That is, the Funds may honor redemption requests with readily marketable portfolio securities instead of cash if during any 90-day period redemptions exceed the lesser of $250,000 or 1% of the net assets of the redeeming Fund at the beginning of such period. You may incur transaction costs associated with converting these securities to cash.

     Due to the high costs of maintaining small accounts, the Funds may ask that you increase your account balance if (1) the value of your account falls below $500 for three consecutive months as a result of redemptions or exchanges, and
(2) your account has been in existence for at least one year and you have not made any additional purchases in the account within the preceding six calendar months. If the account balance remains below the minimum requirement for 60 days after you are notified, the Funds may close your account and send you the redemption proceeds.

     Signature Guarantees. A signature guarantee is designed to protect the investor, the Funds and their agents by verifying the signature of certain investors seeking to redeem, transfer, or exchange shares of the Funds. Signature guarantees are required for:

     - redemptions by mail in excess of $50,000;

     - redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered;

     - redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 15 days;

     - requests to transfer the registration of shares to another owner; or

     - redemptions or exchanges of shares previously reported as lost/abandoned property, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record.

     The foregoing requirements may be waived or modified upon notice to shareholders.

ING FUNDS TRUST                                                                9
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     Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," contact the Funds at 1-877-INFO-ING.

                               EXCHANGE PRIVILEGE

     Class X shares of a Fund may be exchanged, based on the per share net asset values, for Class X shares of any other Fund. You will receive credit for the period of time you held the shares being exchanged when determining whether the acquired shares, when redeemed, will be subject to a contingent deferred sales load.
     Your exchange will be processed at the next determined net asset value after the Funds receive your request. A new account opened by exchange must be established with the same name(s), address and social security number as the existing account.

     You may only exchange shares into a Fund which is authorized for sale in your state of residence. The Funds may limit each account to eight exchanges per calendar year. The Funds may change or discontinue the exchange privilege after giving you 60 days' prior notice. An exchange of shares is a taxable event on which you may realize a gain or loss. You may exchange shares using any of the following methods:

  By Mail                        Send a letter of instructions to the Funds which includes
                                 the following information:
                                 - the name of the Fund and the account number you are
                                   exchanging from
                                 - your name(s), address and social security number
                                 - the dollar amount or number of shares you wish to
                                 exchange
                                 - the name of the Fund you are exchanging into
                                 - your signature(s) as it appears on your account
                                 Send your instructions by regular mail to:
                                 ING Funds
                                   P.O. Box 219416
                                   Kansas City, MO 64121-9416
                                 Or by express, registered or certified mail to:
                                 ING Funds
                                   c/o NFDS
                                   330 W. 9th Street
                                   Kansas City, MO 64105
  Auto-Exchange Privilege        The Auto-Exchange Privilege enables you to invest
                                 regularly, in exchange for shares of a Fund, in shares of
                                 other Funds of which you are a shareholder. The amount
                                 designated ($50 minimum) will be exchanged automatically
                                 according to the schedule you have selected. The right to
                                 exercise this privilege may be changed or terminated by
                                 the Funds upon 60 days' prior notice. For more
                                 information on this privilege or to obtain an
                                 Auto-Exchange Privilege Authorization Form, call the
                                 Funds at 1-877-INFO-ING.

                               PRICING OF SHARES

     Each of the Funds prices its shares based on its net asset value. The Funds use the amortized cost method to value its portfolio securities and seek to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved.

The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. Although the Board of Trustees has established procedures designed to

 10                                                              ING FUNDS TRUST
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stabilize, to the extent reasonably possible, the share price of the Funds, there can be no assurance that each Fund's net asset value can be maintained at $1.00 per share.

     Each Fund determines the net asset value of its shares as of the close of the NYSE (normally 4:00 p.m., Eastern time) on each day the NYSE and the Federal Reserve Bank are open for business. The price at which a purchase or redemption is effected is based on the next calculation of a Fund's net asset value after the order is placed.

                          DIVIDENDS AND DISTRIBUTIONS

     Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). Each of the Funds will declare dividends daily and pay dividends monthly. In addition, each Fund intends to distribute, at least annually, substantially all of its net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

     Dividends and distributions will be reinvested in additional shares of a Fund at net asset value unless you elect to receive such dividends and distributions in cash. If you redeem all or a portion of Fund shares prior to a dividend payment date, you will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

     If you elect to receive distributions in cash and the post office cannot deliver your checks or if you do not cash your checks within six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the reinvestment option. You will not receive interest on the amount of your uncashed checks.

     The elections described above may be made either on the Account Application or by calling the Fund at 1-877-INFO-ING.

                                     TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. By so qualifying, each Fund generally will not be subject to federal income tax to the extent that it distributes investment company taxable income and net realized capital gains in the manner required under the Code.

     Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as qualified retirement plans. The foregoing discussion is intended for shareholders that are exempt from federal income taxes. You should consult your own tax advisor as to the federal, state and local tax consequences of ownership of shares of the Funds in your particular circumstances.

                  MORE INFORMATION ABOUT STRATEGIES AND RISKS

     A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques used by the Funds, see the Statement of Additional Information. Unless indicated otherwise, the following descriptions apply to all Funds.

     Many of the investment techniques and strategies discussed in this Prospectus and in the Statement of Additional Information are discretionary, which means that the Investment Manager or Sub-Adviser can decide whether to use them or not. The Investment Manager or Sub-Adviser may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

     Corporate Debt Securities (ING Money Market Fund Only). Debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more

ING FUNDS TRUST                                                               11
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sensitive to interest rate movements than those with shorter maturities.

     U.S. Government Agency Securities (ING Money Market Fund Only). Some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

     Other Investment Companies (All Funds). Each Fund may invest up to 10% of its assets in other unaffiliated investment companies. There is no limit with regard to investments in affiliated investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

     Restricted and Illiquid Securities (ING Money Market Fund Only). Each Fund may invest up to 10% of its net assets in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

     Mortgage-Related Securities (ING Money Market Fund Only). Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

     Asset-Backed Securities (ING Money Market Fund ). Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities often do not contain the benefit of a complete security interest in the related collateral. The risks associated with asset-backed securities may be reduced by the addition of credit enhancements such as a bank letter of credit or a third-party guarantee.

     Repurchase Agreements (All Funds). Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

     Lending Portfolio Securities (All Funds). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

     Borrowing (All Funds). Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     Fundamental and Non-Fundamental Policies (All Funds). Unless otherwise stated, all investment objectives and policies are non-fundamental and may be amended without shareholder approval.

     Percentage Investment Limitations (All Funds). Unless otherwise stated, percentage limitations in this prospectus apply at the time of investment.

 12                                                              ING FUNDS TRUST
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                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the financial performance of the ING Money Market Fund's Class X Shares for the fiscal period ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Past performance does not guarantee future results. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request. Because the following Fund had not commenced operations prior to October 31, 1999, financial highlights are not presented for ING U.S. Treasury Money Market Fund.

For a share of beneficial interest outstanding throughout the period:

                                                              ING MONEY MARKET FUND(1)
                                                              ------------------------
Net asset value per share, beginning of period..............           $ 1.00
From investment operations:
  Net investment income(2)..................................             0.03
  Net realized and unrealized gain..........................               --
                                                                       ------
  Total from investment operations..........................             0.03
                                                                       ------
Distributions paid from investment income...................            (0.03)
                                                                       ------
Net asset value per share, end of period....................           $ 1.00
Net assets, end of period (in thousands)....................           $1,512
Total investment return at net asset value(3)(4)............             2.94%
Ratios to average net assets(5):
  Net expenses..............................................             1.41%
  Gross expenses............................................             1.73%
  Net investment income.....................................             3.81%

------------------------------

(1) Class X shares commenced offering on January 20, 1999.

(2) Per share amount is based on average number of shares outstanding during the period.

(3) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable contingent deferred sales loads with respect to Class X shares. Total return for Class X shares does not include the 2.00% bonus shares paid by the Distributor. If the effect of bonus shares was included, total return for Class X shares would have been 5.00%. Total return would be lower if the Fund's expenses were not waived or reimbursed.

(4) Not annualized.

(5) Annualized.

16

INVESTMENT MANAGER

  ING Mutual Funds Management Co. LLC
  1475 Dunwoody Drive
  West Chester,  PA 19380-1478

SUB-ADVISER
  ING Investment Management LLC
  5780 Powers Ferry Road, N.W., Suite 300
  Atlanta, GA 30327

DISTRIBUTOR

  ING Funds Distributor, Inc.
  1475 Dunwoody Drive
  West Chester,  PA 19380-1478

CUSTODIAN

  State Street Bank and Trust Company
  801 Pennsylvania Street
  Kansas City, MO 64105

TRANSFER AGENT

  DST Systems, Inc.
  333 W. 11th Street
  Kansas City, MO 64105

INDEPENDENT AUDITORS

  Ernst & Young LLP
  787 Seventh Avenue
  New York, NY  10019

LEGAL COUNSEL

  Paul, Weiss, Rifkind, Wharton & Garrison
  1285 Avenue of the Americas
  New York, NY  10019-6064


Additional information about the Funds is included in the Statement of Additional Information ("SAI") dated February 28, 2000, as amended or supplemented from time to time, which is incorporated by reference in its entirety. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call 1-877-INFO-ING.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site can be obtained for a fee by writing to: Securities and Exchange Commission, Public Reference Section, Washington D.C. 20549-6009.

Investment Company Act File No. 811-08895

ING FUNDS PROSPECTUS

February 28, 2000


CLASS I SHARES



STOCK FUNDS
         ING Large Cap Growth Fund
         ING Growth & Income Fund
         ING Mid Cap Growth Fund
         ING Small Cap Growth Fund
         ING Global Brand Names Fund
         ING International Equity Fund
         ING European Equity Fund
         ING Tax Efficient Equity Fund
         ING Tax Efficient Equity Value Fund
         ING Focus Fund
         ING Global Information Technology Fund
         ING Global Communications Fund
         ING Internet Fund
         ING Internet Fund II
         ING Balanced Fund
         ING Emerging Markets Equity Fund
         ING Global Real Estate Fund
         ING Quality of Life Fund


         This Prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records. Although these securities have been registered with the Securities and Exchange Commission, the Commission has not judged them for investment merit and does not guarantee the accuracy or adequacy of the information in this Prospectus. Anyone who informs you otherwise is committing a criminal offense.


                                          [INSERT ING [LION LOGO] FUNDS]

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                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
FUNDS AT A GLANCE...........................................    1
STOCK FUNDS.................................................    4
  ING Large Cap Growth Fund.................................    4
  ING Growth & Income Fund..................................    5
  ING Mid Cap Growth Fund...................................    5
  ING Small Cap Growth Fund.................................    6
  ING Global Brand Names Fund...............................    7
  ING International Equity Fund.............................    8
  ING European Equity Fund..................................    9
  ING Tax Efficient Equity Fund.............................   10
  ING Tax Efficient Equity Value Fund.......................   11
  ING Focus Fund............................................   12
  ING Global Information Technology Fund....................   13
  ING Global Communications Fund............................   14
  ING Internet Fund.........................................   15
  ING Internet Fund II......................................   16
  ING Balanced Fund.........................................   17
  ING Emerging Markets Equity Fund..........................   18
  ING Global Real Estate Fund...............................   20
  ING Quality of Life Fund..................................   21
FEES AND EXPENSES...........................................   23
MANAGEMENT OF THE FUNDS.....................................   26
HOW TO PURCHASE SHARES......................................   29
HOW TO REDEEM SHARES........................................   30
EXCHANGE PRIVILEGE..........................................   32
PRICING OF SHARES...........................................   33
DIVIDENDS AND DISTRIBUTIONS.................................   33
TAXES.......................................................   33
MORE INFORMATION ABOUT STRATEGIES AND RISKS.................   34
FINANCIAL HIGHLIGHTS........................................   37

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                               FUNDS AT A GLANCE

 ING LARGE CAP GROWTH FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities issued by companies with market capitalizations of more than $1 billion at the time of acquisition which in the Sub-Adviser's opinion possess growth potential.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in growth-oriented equity securities.

 ING GROWTH & INCOME FUND

     Investment Objective.  High total return.

     Main Investments. A diversified portfolio of income-producing equity securities.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and income producing equity securities (for example, sensitivity to interest rate fluctuations).

 ING MID CAP GROWTH FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities issued by medium-sized companies (that is, companies with market capitalizations falling within the Russell Mid Cap Growth Index at the time of acquisition) which in the Sub-Adviser's opinion possess growth potential.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in growth-oriented equity securities. Investments in medium-sized companies may also experience greater volatility and risk of loss than customarily associated with larger, more established companies.

 ING SMALL CAP GROWTH FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities issued by smaller companies (that is, companies with market capitalizations falling within the Russell 2500 Growth Index at the time of acquisition) which in the Sub-Adviser's opinion possess growth potential.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in growth-oriented equity securities. Investments in smaller companies may also experience greater volatility and risk of loss than customarily associated with medium sized companies or larger, more established companies.

 ING GLOBAL BRAND NAMES FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A non-diversified portfolio of equity securities of companies located throughout the world, including the United States, which in the Sub-Adviser's opinion have a well recognized franchise, a global presence and derive most of their revenues from sales of consumer goods.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and maintaining a non-diversified portfolio. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations).

 ING INTERNATIONAL EQUITY FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in any country throughout the world, not including the United States.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations).

 ING EUROPEAN EQUITY FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities of issuers which are principally traded in the European capital markets, or that derive a majority of their total revenues from either goods produced or services rendered within Europe, or that are organized under the laws of and have a principal office in a European country.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations).

 2                                                               ING FUNDS TRUST
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 ING TAX EFFICIENT EQUITY FUND

     Investment Objective.  High total return on an after-tax basis.

     Main Investments. A diversified portfolio of equity securities and instruments whose returns depend upon stock market prices, which will be managed by the Sub-Adviser in a manner that will attempt to reduce net realized capital gains each year.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities. The Fund may not provide as high a return before taxes as other funds, and as a result may not be suitable for investors who are not subject to current income tax.

 ING TAX EFFICIENT EQUITY VALUE FUND

     Investment Objective.  High total return on an after-tax basis.

     Main Investments. A diversified portfolio of equity securities and instruments determined by the Sub-Advisers to be undervalued in the marketplace and whose returns depend upon stock market prices, which will be managed by the Sub-Adviser in a manner that will attempt to reduce net realized capital gains each year.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities. The Fund may not provide as high a return before taxes as other funds, and as a result may not be suitable for investors who are not subject to current income tax.

 ING FOCUS FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A non-diversified portfolio of 20 to 40 equity securities which in the Sub-Adviser's opinion possess the potential for reliable, above average earnings growth and that are reasonably valued relative to their growth potential.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and maintaining a non-diversified portfolio. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

 ING GLOBAL INFORMATION TECHNOLOGY FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities of information technology companies located throughout the world, including the United States.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations). Products and services of companies engaged in the information technology sector are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

 ING GLOBAL COMMUNICATIONS FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities of communications companies located throughout the world, including the United States.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations). Products and services of companies engaged in the communications sector are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

 ING INTERNET FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A non-diversified portfolio of U.S. and non-U.S. internet technology companies.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and maintaining a non-diversified portfolio. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations). Products and services of companies engaged in internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

 ING INTERNET FUND II

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A non-diversified portfolio of U.S. and non-U.S. internet technology companies.

ING FUNDS TRUST                                                                3
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     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and maintaining a non-diversified portfolio. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations). Products and services of companies engaged in internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

 ING BALANCED FUND

     Investment Objective.  High total return.

     Main Investments. A diversified portfolio of mid- and large-capitalization equity securities, intermediate maturity fixed income securities and money market instruments.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and investments in fixed income securities, including sensitivity to interest rate fluctuations.

 ING EMERGING MARKETS EQUITY FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A diversified portfolio of equity securities of companies located in emerging market countries.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations). The foregoing risks are often heightened for investments in developing or emerging markets.

 ING GLOBAL REAL ESTATE FUND

     Investment Objective.  High total return.

     Main Investments. A non-diversified portfolio of equity securities of companies located throughout the world, including the United States, that are principally engaged in the real estate industry.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and maintaining a non-diversified portfolio. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations). The Fund will be further subject to risks specifically related to the real estate industry, including changes in the value of real estate and interest rate fluctuations.

 ING QUALITY OF LIFE FUND

     Investment Objective.  Long-term capital appreciation.

     Main Investments. A non-diversified portfolio of equity securities of U.S. and non-U.S. companies offering products and services helping persons live longer, healthier and happier lives.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in equity securities and maintaining a non-diversified portfolio. The Fund will also experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations).

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                                  STOCK FUNDS

 ING LARGE CAP GROWTH FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and will invest at least 65% of its total assets in a portfolio of equity securities of large companies (that is, companies with market capitalizations of more than $1 billion at the time of acquisition), which in the Sub-Adviser's opinion possess growth potential. As a general matter, the Fund expects these investments to be in common stocks.

     In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, four-step investment process that seeks to identify unrecognized growth and value in large capitalization stocks. The four steps are:

     - First, the universe of companies is screened using models developed by the Sub-Adviser to create a list of possible investments;

     - Second, the Sub-Adviser researches the companies identified by the screening models. This research includes a review of company management and other factors that are more subjective and require the extensive practical experience of the portfolio managers;

     - Third, the Sub-Adviser evaluates the return, valuation and risk of the remaining potential investments against a defined peer group; and

     - Finally, in-house traders use specially developed computer programs to efficiently purchase the targeted securities.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.
     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities. The Fund invests primarily in equity securities of larger companies, which generally have more stable prices than smaller companies.

     - Market Trends. From time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance. The returns shown are for the Fund's Class A shares which are not offered in this prospectus. The Class I shares would have substantially similar annual returns because the Class I shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class I shares and Class A shares do not have the same expenses. For purposes of the Average Annual Returns table, Class A shares' return reflects a deduction of an initial sales load.

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total return shown would be lower.

[Large Cap Growth Fund bar chart]

                                                                         LARGE CAP GROWTH FUND
                                                                         ---------------------
1999                                                                             23.03%

BEST/WORST QUARTERS

     During the periods shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99).......  19.37%
---------------------------------------------------
Worst Quarter (quarter ended 9/30/99).......  -5.29%

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PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.

 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                            S&P 500
                                  CLASS A   INDEX(2)
                                  -------   --------
1 Year..........................  15.92%     21.04%
----------------------------------------------------
Since Inception (12/15/98)......   23.72      28.84

 -------------------------------
 (1) Total returns reflect the deduction of the initial sales load.

 (2) The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices in the U.S.

 ING GROWTH & INCOME FUND

     Investment Objective. The Fund seeks to provide investors with high total return.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities. As a general matter, the Fund expects these investments to earn income and to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion.

     In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, three-step investment process that seeks to identify growth at a reasonable price. The three steps are:

     - First, the universe of companies is screened using models developed by the Sub-Adviser to rank possible investments;

     - Second, the Sub-Adviser researches the companies identified by the screening models. This research includes a review of earnings, sales and growth, as well as the impact of broad economic trends found within the economy upon possible investments;

     - Third, in order to help manage the risk of the portfolio, the characteristics of the portfolio are evaluated against certain market benchmarks.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Changes in Interest Rates. The Fund invests in securities that produce income and therefore the value of its investments may rise or fall in response to fluctuations in interest rates. Generally, when interest rates increase, the value of income producing securities may decrease, and when interest rates decrease, the value of income producing securities may increase.

     - Market Trends. From time to time, the stock market may not favor the income producing securities in which the Fund invests. Rather, the market could favor non-income producing large capitalization growth stocks, value stocks or small company stocks, or may not favor equities at all.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Class I shares of the ING Growth & Income Fund currently are not operational, there is no performance information included in this Prospectus.

 ING MID CAP GROWTH FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies with market capitalizations falling within the Russell Mid Cap Growth Index at the time of acquisition which, in the Sub-Adviser's opinion, possess growth potential. The average market capitalization and median market capitalization of this index as of its latest reconstitution was $4.13 billion and $3.15 billion, respectively. As a general matter, the Fund expects these investments to be in common stocks.

     In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined investment process combining technical analysis and fundamental research that seeks to identify companies with superior growth characteristics. The

 6                                                               ING FUNDS TRUST
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Sub-Adviser also follows certain self-imposed criteria in an attempt to manage risk.

     QUANTITATIVE ANALYSIS evaluates stocks based on:

     - Market capitalizations (their size based on price and shares outstanding)

     - Minimum stock price

     - Trading history

     - Trading volume

     - Earnings growth

     - Relative financial strength

     FUNDAMENTAL RESEARCH of individual companies emphasizes:

     - Sustainable earnings growth potential

     - Strong balance sheets

     - Cash flow characteristics

     - Reasonable valuations

     - Quality management

     RISK MANAGEMENT discipline stresses:

     - Remaining fully invested at all times

     - Broad diversification among securities and industries

     - Strict adherence to established buy and sell criteria

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the mid-capitalization company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or stocks of larger or smaller companies, or may not favor equities at all.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Class I shares of the ING Mid Cap Growth Fund currently are not operational, there is no performance information included in this Prospectus.

 ING SMALL CAP GROWTH FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of smaller companies (that is, companies with market capitalizations falling within the Russell 2500 Growth Index at the time of acquisition), which in the Sub-Adviser's opinion possess growth potential. The average market capitalization and median market capitalization of this index as of its latest reconstitution was $870 million and $580 million, respectively. As a general matter, the Fund expects these investments to be in common stocks.

     In choosing investments for the Fund, the Sub-Adviser employs a disciplined investment process that combines economic analysis and extensive company research to identify companies with superior long-term growth potential. The investment strategy of the Sub-Adviser is as follows:

     - The Sub-Adviser reviews economic and industry trends to develop themes to use in the development of the overall portfolio, which in turn helps identify specific companies to consider.

     - With regard to companies under consideration, the Sub-Adviser next reviews their respective business models and management, and meets with senior executives. The Sub-Adviser also analyzes the company's price-to-earnings ratios, earnings forecasts and cash flow.

     - Companies that do not meet the expectations of the Sub-Adviser, either due to earnings disappointments or other fundamental criteria may be sold.

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     A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the small company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or large company stocks, or may not favor equities at all.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Class I shares of the ING Small Cap Growth Fund currently are not operational, there is no performance information included in this Prospectus.

 ING GLOBAL BRAND NAMES FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies which in the Sub-Adviser's opinion, have a well recognized franchise, a global presence and derive most of their revenues from sales of consumer goods. The companies in which the Fund invests either have leading market positions, or in the Sub-Adviser's opinion, have the potential to achieve leading market positions in the foreseeable future. This portion of the portfolio will have investments located in at least three different countries including the United States. As a general matter, the Fund expects these investments to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion.

     In choosing investments for the Fund, the Sub-Adviser believes that well-established companies with strong brand names offer the following investment advantages:

     - First, demand for brand name products should rise as global consumer tastes become more uniform;

     - Second, large companies that can leverage doing business on a larger scale have enhanced profit potential;

     - Third, perceived product quality and reliability facilitates sales;

     - Fourth, greater recognition leads to brand loyalty; and

     - Finally, brand extensions, or the ability to leverage a company's established brand, provide opportunities for growth.

     The Sub-Adviser employs a two-tiered approach to structuring the Fund's portfolio with securities that offer growth at a reasonable price. The first tier, which will comprise about 75% of the portfolio, is composed of core stocks with stable earnings development, low cyclicality, large market capitalizations and longer-term investment horizons. The second tier, which will comprise about 25% of the portfolio, is composed of companies possessing higher cyclicality, smaller market capitalizations and shorter-term investment horizons. This second tier is expected to provide the Fund with shorter-term performance benefits.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating

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       to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Class I shares of the ING Global Brand Names Fund currently are not operational, there is no performance information included in this Prospectus.

 ING INTERNATIONAL EQUITY FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in any country throughout the world, not including the United States. This portion of the portfolio will have investments in at least seven different countries. The Fund may purchase securities in any foreign country, developed or underdeveloped, or emerging market countries. The Fund will not invest more than 15% of its total assets in emerging market countries.

     As a general matter, the Fund expects these investments to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion. The Fund may also use options and futures contracts involving foreign currencies.

     In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined, four-step investment process combining top-down country allocations with bottom-up fundamental research that seeks to identify companies which will provide superior relative returns. The four steps are:

     - First, the Sub-Advisers perform a comprehensive analysis of the relative value of geographic regions to determine the degree of representation of such geographic regions in the Fund's portfolio;

     - Second, such determinations are reviewed by an independent committee within the Sub-Advisers;

     - Third, the Sub-Advisers select investments within the selected geographical regions based on comprehensive fundamental analysis; and

     - Finally, in-house traders use specially developed computer programs to efficiently purchase the targeted securities.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor stocks in markets to which the Fund is not exposed, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

ING FUNDS TRUST                                                                9
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     - Emerging Market Risk. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

     - Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the underlying security or currency, as well as credit risk with respect to the counterparty to the derivative instrument. The use of derivatives may reduce returns.

     Performance Summary. The bar chart and tables below depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance. The returns shown are for the Fund's Class A shares which are not offered in this prospectus. The Class I shares would have substantially similar annual returns because the Class I shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class I shares and Class A shares do not have the same expenses. For purposes of the Average Annual Returns table, Class A shares' return reflects a deduction of an initial sales load.

ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total return shown would be lower.

[International Equity Fund bar chart]

1999                                                          40.27%
----                                                          -----

BEST/WORST QUARTERS

     During the periods shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99)......  25.71%
---------------------------------------------------
Worst Quarter (quarter ended 9/30/99)......   1.61%

PERFORMANCE TABLE

     The following performance table compares the Fund's performance to that of a broad-based securities market index.

 AVERAGE ANNUAL RETURNS(1)
 (for the periods ended 12/31/99)

                                         MSCI EAFE
                               CLASS A   INDEX(2)
                               -------   ---------
1 Year.......................  32.22%     27.30%
--------------------------------------------------
Since Inception (12/15/98)...   33.04      32.21

 -------------------------------
 (1) Total returns reflect the deduction of the initial sales load.

 (2) The MSCI EAFE Index is a widely recognized, unmanaged index of developed stock markets in Europe, Australia and the Far East.

 ING EUROPEAN EQUITY FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of European issuers. The Sub-Adviser considers European issuers to be companies whose securities are principally traded in the European capital markets, that derive at least 50% of their total revenues or earnings from either goods produced or services rendered in countries located in Europe, regardless of where the securities of such companies are principally traded, or that are organized under the laws of and have a principal office in a European country. As a general matter, the Fund expects these investments to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion.

     In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, five-step investment process that seeks to identify underpriced earnings growth in European companies. The five steps are:

     - First, the Sub-Adviser ranks possible investments according to trading volume and liquidity relative to their peers.

     - Second, the Sub-Adviser performs additional screens to determine which companies should be further researched;

     - Third, the Sub-Adviser performs fundamental analysis of cyclical and non-cyclical market sectors and companies to identify underpriced earnings or cash flow growth.

     - Fourth, the Sub-Adviser determines portfolio weightings within each sector.

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     - Finally, the Sub-Adviser continuously monitors the portfolio to maintain favorable risk-reward relationships.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in markets to which the Fund is not exposed, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Class I shares of the ING European Equity Fund currently are not operational, there is no performance information included in this Prospectus.

 ING TAX EFFICIENT EQUITY FUND

     Investment Objective. The Fund seeks to provide taxable investors with a high total return on an after-tax basis.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 80% of its total assets in a portfolio of equity securities whose returns depend upon stock market prices. The Sub-Adviser will manage the Fund's portfolio in a manner that will attempt to reduce net realized capital gains each year. An emphasis will be placed on common stocks of companies which the Sub-Adviser believes to have superior appreciation potential. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

     In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined investment process, combining macroeconomic analysis and fundamental company research that seeks to identify growth at a reasonable price:

     - The Sub-Adviser first determines the outlook for market sectors and industries based on business cycle characteristics.

     The Sub-Adviser next searches for companies with improving fundamentals and accelerating growth.

     Finally, the Sub-Adviser assesses company stock prices relative to their expected earnings growth rates and to the overall equity markets.

     The Sub-Adviser attempts to minimize tax consequences to investors by focusing on non-dividend paying or low-dividend paying stocks and by reducing annual portfolio turnover.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements

ING FUNDS TRUST                                                               11
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       than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or may not favor equities at all.

     - Tax Efficient Management. The Fund is managed to provide high after-tax returns. Therefore, it may not provide as high a return before tax as other funds, and as a result may not be suitable for investors who are not subject to current income tax (for example, those investing through a tax-deferred retirement account, such as an IRA or a 401(k) Plan).

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Class I shares of the ING Tax Efficient Equity Fund currently are not operational, there is no performance information included in this Prospectus.

 ING TAX EFFICIENT EQUITY VALUE FUND

     Investment Objective. The Fund seeks to provide taxable investors with a high total return on an after-tax basis.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 80% of its total assets in a portfolio of equity securities determined by the Sub-Advisers to be undervalued in the marketplace and whose returns depend upon stock market prices. Such companies generally will have one or more of the following attributes: (i) valuable fixed assets; (ii) valuable consumer or commercial franchises; (iii) selling at low market valuations of assets relative to the securities market in general, or companies that may currently be earning a very low return on assets but which have the potential to earn higher returns if conditions in the industry improve; (iv) are undervalued in relation to their potential for growth in earnings, dividends, and book value; or (v) have recently changed management or control and have the potential for a "turnaround" in earnings. The Sub-Advisers will manage the Fund's portfolio in a manner that will attempt to reduce net realized capital gains each year. As a general matter, the Fund expects these investments to be in common of large, mid-sized, and small companies.

     In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined investment process, combining macroeconomic analysis and fundamental company research that seeks to identify undervalued companies:

     - The Sub-Advisers first determine the outlook for market sectors and industries based on business cycle characteristics.

     - The Sub-Advisers next search for companies with improving fundamentals and accelerating growth.

     - Finally, the Sub-Advisers assess company stock prices relative to their expected earnings growth rates and to the overall equity markets.

     The Sub-Advisers attempt to minimize tax consequences to investors by focusing on non-dividend paying or low-dividend paying stocks and by reducing annual portfolio turnover.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the

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       frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor growth stocks or may not favor equities at all.

     - Tax Efficient Management. The Fund is managed to provide high after-tax returns. Therefore, it may not provide as high a return before tax as other funds, and as a result may not be suitable for investors who are not subject to current income tax (for example, those investing through a tax-deferred retirement account, such as an IRA or a 401(k) Plan).

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Tax Efficient Equity Value Fund has not yet commenced operations, there is no performance information included in this Prospectus.

 ING FOCUS FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a non-diversified fund and invest in a portfolio of 20 to 40 equity securities. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

     The Sub-Adviser seeks to invest the Fund in growth companies that are positioned to benefit from capitalizing on significant industry, regulatory, technological, and ownership changes. To find such companies, the Sub-Adviser looks for management teams with entrepreneurial spirit and a proven talent for creating value, with a focus on industries expected to drive change in other industries (for example, technology and financial services). The Sub-Adviser's investment strategy incorporates the following elements to identify companies that offer growth at a reasonable price:

     - The Sub-Adviser performs fundamental economic and business research to identify investment themes expected to improve returns on capital and drive earnings growth within industries.

     - The Sub-Adviser next analyzes individual companies to identify favorable:

       -- Business characteristics, including industry structure and trends

       -- Financial performance, both historical and projected

       -- Valuations in both absolute and relative terms

     - The Sub-Adviser continues to monitor previously identified companies to track changes in critical variables as well as price fluctuations.

     - The Sub-Adviser sets specific limits on individual holdings and sector concentrations.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or may not favor equities at all.

     - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest

ING FUNDS TRUST                                                               13
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       a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Class I shares of the ING Focus Fund currently are not operational, there is no performance information included in this Prospectus.

 ING GLOBAL INFORMATION TECHNOLOGY FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of information technology companies. The Fund defines information technology companies as those companies that derive at least 50% of their total revenues or earnings from information technology, hardware or software, or related consulting and services industries. This portion of the portfolio will have investments located in at least three different countries, including the United States. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

     The Sub-Adviser believes that because of rapid advances in information technology, investment in companies within this sector should offer substantial opportunities for long-term capital appreciation. The information technology area has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of the company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

     The Sub-Adviser combines broad industry analysis and bottom-up company analysis to identify the stocks of companies it believes will become tomorrow's information technology leaders. In choosing investments for the Fund, the Sub-Adviser first identifies themes that address industry and technological changes. Using intensive fundamental research, the Sub-Adviser then analyzes individual companies worldwide to find those firms most likely to benefit from the selected investment themes.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in industries to which the Fund is not exposed, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a

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       particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     - Information Technology Risk. Information technology companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the information technology industry are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Class I shares of the ING Global Information Technology Fund currently are not operational, there is no performance information included in this Prospectus.

 ING GLOBAL COMMUNICATIONS FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of communications companies. This portion of the portfolio will have investments located in at least three different countries, including the United States. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

     The Fund considers communications companies to be those that derive at least 50% of their total revenues or earnings from designing, developing, operating, financing, manufacturing or providing the following activities, products and services: communications equipment and service (including equipment and services for both data and voice transmission); electronic components and equipment; broadcast (including television and radio, satellite, microwave and cable television); computer equipment, mobile telecommunications and cellular radio and paging; electronic mail; local and wide area networking and linkage of work and data processing systems (collectively, "communications activities").

     The Sub-Adviser believes that because of rapid advances in communications, investment in companies within this sector should offer substantial opportunities for long-term capital appreciation. The communications area has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of the company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

     The Sub-Adviser combines broad industry analysis and bottom-up company analysis to identify the stocks of companies it believes will become tomorrow's communications leaders. In choosing investments for the Fund, the Sub-Adviser first identifies themes that address industry and technological changes. Using intensive fundamental research, the Sub-Adviser then analyzes individual companies worldwide to find those firms most likely to benefit from the selected investment themes.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt

ING FUNDS TRUST                                                               15
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       or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in industries to which the Fund is not exposed, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     - Communications Technology Risk. Communications companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the communications industry are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

     - Governmental Regulation. Certain communications industries, such as the telecommunications industry, may be subject to greater governmental regulation than many other industries. Accordingly, such industries may be subject to changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services offered. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Global Communications Fund has not yet commenced operations, there is no performance information included in this Prospectus.

 ING INTERNET FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. internet technology companies. The Fund defines internet technology companies as those companies with internet businesses or internet related consulting or services businesses, or that derive at least 50% of their total revenues or earnings from business operations in internet related hardware, software or infrastructure industries. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

     The Sub-Adviser believes that the internet is in the early stages of a period of promising growth. The internet has enabled companies to tap into new markets, use new distribution channels and do business with end users of their products all over the world without having to go through wholesalers and distributors. The Sub-Adviser believes that investment in companies related to the internet should offer substantial opportunities for long-term capital appreciation. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of a company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

     In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the internet in the future. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual companies worldwide to identify those firms that are most likely to benefit from the selected investment themes.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the

 16                                                              ING FUNDS TRUST
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       value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in industries to which the Fund is not exposed, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     - Internet Technology Risk. Internet and internet-related companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in internet and internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Internet Fund commenced operations on July 1, 1999, there is no performance information included in this Prospectus.

 ING INTERNET FUND II

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. internet technology companies. The Fund defines internet technology companies as those companies with internet businesses or internet related consulting or services businesses, or that derive at least 50% of their total revenues or earnings from business operations in internet related hardware, software or infrastructure industries. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

     The Sub-Adviser believes that the internet is in the early stages of a period of promising growth. The internet has enabled companies to tap into new markets, use new distribution channels and do business with end users of their products all over the world without having to go through wholesalers and distributors. The Sub-Adviser believes that investment in companies related to the internet should offer substantial opportunities for long-term capital appreciation. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of a company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

     In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the internet in the future. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual companies worldwide to identify those firms that are most likely to benefit from the selected investment themes.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

ING FUNDS TRUST                                                               17
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     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in industries to which the Fund is not exposed, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     - Internet Technology Risk. Internet and internet-related companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in internet and internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Internet Fund II has not yet commenced operations, there is no performance information included in this Prospectus.

 ING BALANCED FUND

     Investment Objective. The Fund seeks to provide investors with high total return.

     Principal Investment Strategies. The Fund primarily invests in a combination of mid- and large-capitalization equity securities, intermediate maturity fixed income securities and money market instruments. Equity securities, which include common and preferred stocks, warrants and convertible securities, are acquired for capital appreciation or a combination of capital appreciation and income. Fixed income securities, which include investment grade corporate debt obligations (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) and U.S. Government securities, are acquired for income and secondarily for capital appreciation. Money market instruments mature in 13 months or less from the date of purchase and include U.S. Government securities and corporate debt securities (including those subject to repurchase agreements), certificates of deposit, bankers acceptances and commercial paper. . The Fund may also invest in mortgage-backed securities and asset-backed debt securities and use options and futures contracts involving securities, securities indices, and interest rates. The Fund will operate as a diversified fund.

 18                                                              ING FUNDS TRUST
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     The percentage of assets invested in equities, fixed income securities and money market instruments will vary from time to time depending upon the Sub-Adviser's judgment of general market and economic conditions, trends in yields and interest rates and changes in fiscal or monetary policies. Depending upon the Sub-Adviser's determination of market and economic conditions, investment emphasis may be placed on equities or fixed income securities. The allocation between equities and fixed income securities creates an opportunity for investors to receive competitive returns of capital growth and income while maintaining diversification. Under normal market conditions, the Fund will invest at least 25% of its total assets in fixed income securities. The average maturity of the fixed income securities held by the Fund will normally approximate five years, although this will vary with changing market conditions and opportunities.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease.

     - Risks of Equity Investments. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

       Interest Rate Risk -- In general, when interest rates go up, prices of fixed income securities go down.

       Default Risk -- An issuer of a security may default on its obligation to pay principal and/or interest.

       Credit Risk -- An issuer of a security may have its credit rating downgraded, which would negatively impact the price of such security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

       Call or Prepayment Risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

       Extension Risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

     - Allocation Risk. The Sub-Adviser's judgment about the attractiveness and risk adjusted return potential of particular asset classes may prove to be wrong. By utilizing the balanced approach described herein, the Fund's net asset value may not rise as rapidly or as much as the stock market during cycles of rising stock prices.

     - Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the underlying security or currency, as well as credit risk with respect to the counterparty to the derivative instrument. The use of derivatives may reduce returns.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Balanced Fund has not yet commenced operations, there is no performance information included in this Prospectus.

 ING EMERGING MARKETS EQUITY FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of emerging market issuers. The Fund will typically maintain investments in at least seven emerging market countries and will not invest more than 25% of its total assets in any one emerging market country. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing or any country determined by the Sub-Advisers to have emerging economies or developing markets. The Fund considers

ING FUNDS TRUST                                                               19
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emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue or earnings from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country.

     As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies. The Fund may also use options and futures contracts involving foreign currencies.

     In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined, four-step investment process that seeks to identify unrecognized growth potential in stocks of emerging market issuers. The four steps are:

     - First, the Sub-Advisers perform a comprehensive analysis of the relative value of geographic regions to determine the degree of representation of such geographic regions in the Fund's portfolio;

     - Second, such determinations are reviewed by an independent committee within the Sub-Advisers;

     - Third, the Sub-Advisers select investments within the selected geographical regions based on comprehensive fundamental analysis; and

     - Finally, in-house traders use specially developed computer programs to efficiently purchase the targeted securities.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks of companies located in more developed countries, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Emerging Market Risk. Because the Fund invests primarily in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

     - Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the underlying security or currency, as well as credit risk with respect to the counterparty to the derivative instrument. The use of derivatives may reduce returns.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Emerging Markets Equity Fund has not yet commenced operations, there is no performance information included in this Prospectus.

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 ING GLOBAL REAL ESTATE FUND

     Investment Objective. The Fund seeks to provide investors with high total return.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. In selecting investments for the Fund, the Sub-Advisers will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the portfolio will have investments located in at least three different countries including the United States. As a general matter, the Fund expects these investments to be in common stocks and real estate investment trusts of large, mid-sized, and small companies.

     The Sub-Advisers use a disciplined two-step process for constructing the Fund's portfolio:

     - First, the Sub-Advisers select sectors and geographic regions in which to invest, and determine the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions.

     - Second, the Sub-Advisers use an in-house valuation process to identify investments with superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and (iii) management and strategy.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities. In addition, when interest rates increase, the value of income producing equity securities may decrease, and when interest rates decrease, the value of income producing equity securities may increase.

     - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

     - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor stocks in industries to which the Fund is not exposed, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     - Real Estate Risk. Investments in issuers that are principally engaged in real estate, including real estate investment trusts ("REITs"), may subject the

ING FUNDS TRUST                                                               21
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       Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Global Real Estate Fund has not yet commenced operations, there is no performance information included in this Prospectus.

 ING QUALITY OF LIFE FUND

     Investment Objective. The Fund seeks to provide investors with long-term capital appreciation.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. quality of life companies. The Fund defines quality of life companies as those companies that derive at least 50% of their total revenues or earnings from offering products and services helping persons live longer, healthier and happier lives. Such companies may include, but will not be limited to, companies engaged in the research, development, production or distribution of products or services related to health care (for example, pharmaceutical and consumer goods companies, biotechnology companies, and health maintenance organization companies); companies engaged in providing entertainment services or equipment related to leisure time activities (for example, travel and leisure companies and sports equipment companies); and companies providing other services or products desired by the aging baby boomer population (for example, retirement community development companies). As a general matter, the Fund expects these investments to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion.

     The Sub-Adviser believes that quality of life companies will benefit from the aging baby boomer generation. The global consumption pattern is steadily changing as a result of an increase in wealth and a resulting increase in life expectancy. Especially in the developed countries, the population is rapidly aging. In the opinion of the Sub-Adviser this development will lend to a structural increase in healthcare spending. At the same time the growing group of aging people will have an increasing need for various services and more and new possibilities of leisure activities. People will be increasingly willing to invest in their quality of life aiming at longer, healthier and happier lives.

     In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the healthcare, leisure and other industries benefiting from the aging baby boomer generation. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual companies worldwide to identify those firms that are most likely to benefit from the selected investment themes.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in industries to which the Fund is not exposed, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     - Industry Concentration. As a result of the Fund concentrating its assets in securities related to

 22                                                              ING FUNDS TRUST
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       particular industries, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Quality of Life Fund has not yet commenced operations, there is no performance information included in this Prospectus.

ING FUNDS TRUST                                                               23
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                               FEES AND EXPENSES

     The following tables describe the fees and expenses that you will pay if you buy and hold Class I shares of the Funds.

                                                                                                              ING GLOBAL
                                                         ING LARGE     ING GROWTH    ING MID     ING SMALL      BRAND
                                                        CAP GROWTH      & INCOME    CAP GROWTH   CAP GROWTH     NAMES
                                                           FUND           FUND         FUND         FUND         FUND
                                                       -------------   ----------   ----------   ----------   ----------
SHAREHOLDER FEES (fees paid directly from your
  investment)
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)......................      NONE           NONE         NONE         NONE         NONE
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)................      NONE           NONE         NONE         NONE         NONE
Maximum Contingent Deferred Sales Load (as a
  percentage of the lesser of the net asset value at
  the time of redemption or at the time of
  purchase)..........................................      NONE           NONE         NONE         NONE         NONE
Redemption Fee.......................................      NONE           NONE         NONE         NONE         NONE
Exchange Fee.........................................      NONE           NONE         NONE         NONE         NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
  deducted from Fund assets)
Management Fees......................................     0.75%          0.75%        1.00%        1.00%        1.00%
Distribution (12b-1) Fees............................     0.00%          0.00%        0.00%        0.00%        0.00%
Shareholder Servicing Fees...........................     0.00%          0.00%        0.00%        0.00%        0.00%
Other Expenses.......................................     0.74%          0.62%        0.56%        0.67%        0.68%
                                                           ----           ----         ----         ----         ----
TOTAL FUND OPERATING EXPENSES........................     1.49%          1.37%        1.56%        1.67%        1.68%
Fee Waiver and/or Reimbursements by Investment
  Manager(1).........................................     0.75%          0.60%        0.61%        0.79%        0.70%
                                                           ----           ----         ----         ----         ----
NET EXPENSES.........................................     0.74%          0.77%        0.95%        0.88%        0.98%
                                                           ====           ====         ====         ====         ====

------------------------------

(1) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

                                                                          ING        ING TAX                  ING GLOBAL
                                                            ING         EUROPEAN    EFFICIENT                 INFORMATION
                                                       INTERNATIONAL     EQUITY       EQUITY     ING FOCUS    TECHNOLOGY
                                                        EQUITY FUND       FUND         FUND         FUND         FUND
                                                       -------------   ----------   ----------   ----------   -----------
SHAREHOLDER FEES (fees paid directly from your
  investment)
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)......................      NONE           NONE         NONE         NONE         NONE
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)................      NONE           NONE         NONE         NONE         NONE
Maximum Contingent Deferred Sales Load (as a
  percentage of the lesser of the net asset value at
  the time of redemption or at the time of
  purchase)..........................................      NONE           NONE         NONE         NONE         NONE
Redemption Fee.......................................      NONE           NONE         NONE         NONE         NONE
Exchange Fee.........................................      NONE           NONE         NONE         NONE         NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
  deducted from Fund assets)
Management Fees......................................     1.25%          1.15%        0.80%        1.00%        1.25%
Distribution (12b-1) Fees............................     0.00%          0.00%        0.00%        0.00%        0.00%
Shareholder Servicing Fees...........................     0.00%          0.00%        0.00%        0.00%        0.00%
Other Expenses.......................................     1.38%          0.91%        0.60%        0.60%        0.70%
                                                           ----           ----         ----         ----         ----
TOTAL FUND OPERATING EXPENSES........................     2.63%          2.06%        1.40%        1.60%        1.95%
Fee Waiver and/or Reimbursements by Investment
  Manager(1).........................................     1.59%          0.99%        0.65%        0.75%        0.91%
                                                           ----           ----         ----         ----         ----
NET EXPENSES.........................................     1.04%          1.07%        0.75%        0.85%        1.04%
                                                           ====           ====         ====         ====         ====

------------------------------

(1) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

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                                                                                 ING           ING
                                                        ING         ING        EMERGING      GLOBAL
                                                      INTERNET    BALANCED     MARKETS     REAL ESTATE    ING QUALITY
                                                        FUND        FUND         FUND         FUND        OF LIFE FUND
                                                      --------    --------     --------    -----------    ------------
SHAREHOLDER FEES (fees paid directly from your
  investment)
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price).....................    NONE        NONE         NONE         NONE            NONE
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)...............    NONE        NONE         NONE         NONE            NONE
Maximum Contingent Deferred Sales Load (as a
  percentage of the lesser of the net asset value at
  the time of redemption or at the time of
  purchase).........................................    NONE        NONE         NONE         NONE            NONE
Redemption Fee......................................    NONE        NONE         NONE         NONE            NONE
Exchange Fee........................................    NONE        NONE         NONE         NONE            NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
  deducted from Fund assets)
Management Fees.....................................   1.25%       0.80%        1.25%        1.00%           1.00%
Distribution (12b-1) Fees...........................   0.00%       0.00%        0.00%        0.00%           0.00%
Shareholder Servicing Fees..........................   0.00%       0.00%        0.00%        0.00%           0.00%
Other Expenses(1)...................................   0.73%       0.54%        0.84%        0.73%           0.73%
                                                        ----        ----         ----         ----            ----
TOTAL FUND OPERATING EXPENSES.......................   1.98%       1.34%        2.09%        1.73%           1.73%
Fee Waiver and/or Reimbursements by Investment
  Manager(2)........................................   0.94%       0.60%        0.94%        0.75%           0.75%
                                                        ----        ----         ----         ----            ----
NET EXPENSES........................................   1.04%       0.74%        1.15%        0.98%           0.98%
                                                        ====        ====         ====         ====            ====

------------------------------

(1) Other expenses are based on estimated amounts for the current fiscal year.

(2) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

                                                                ING TAX
                                                               EFFICIENT       ING GLOBAL
                                                              EQUITY VALUE   COMMUNICATIONS   ING INTERNET
                                                                  FUND            FUND          FUND II
                                                              ------------   --------------   ------------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)...........................................      NONE            NONE            NONE
Maximum Sales Load Imposed on Reinvested Dividends (as a
  percentage of offering price).............................      NONE            NONE            NONE
Maximum Contingent Deferred Sales Load (as a percentage of
  the lesser of the net asset value at the time of
  redemption or at the time of purchase)....................      NONE            NONE            NONE
Redemption Fee..............................................      NONE            NONE            NONE
Exchange Fee................................................      NONE            NONE            NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
  from Fund assets)
Management Fees.............................................     0.80%           1.00%           1.25%
Distribution (12b-1) Fees...................................     0.00%           0.00%           0.00%
Shareholder Servicing Fees..................................     0.00%           0.00%           0.00%
Other Expenses(1)...........................................     0.55%           0.73%           0.73%
                                                                  ----            ----            ----
TOTAL FUND OPERATING EXPENSES...............................     1.35%           1.73%           1.98%
Fee Waiver and/or Reimbursements by Investment Manager(2)...     0.60%           0.75%           0.94%
                                                                  ----            ----            ----
NET EXPENSES................................................     0.75%           0.98%           1.04%
                                                                  ====            ====            ====

------------------------------

(1) Other expenses are based on estimated amounts for the current fiscal year.

(2) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

ING FUNDS TRUST                                                               25
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EXAMPLES

     These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each Example assumes that:

     - you invest $10,000 in Class I shares of each Fund for the time period indicated;

     - your investment has a 5% return each year;

     - the Fund's operating expenses remain the same, except for the expiration of the contractual expense limitations on October 31, 2000; and

     - you redeem all of your shares at the end of the time period indicated. The following expenses would be the same without redemption.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
STOCK FUNDS
  ING Large Cap Growth Fund............................   $ 76      $400      $  747      $1,725
  ING Growth & Income Fund.............................   $ 79      $377      $  697      $1,602
  ING Mid Cap Growth Fund..............................   $ 97      $436      $  797      $1,815
  ING Small Cap Growth Fund............................   $ 90      $452      $  839      $1,922
  ING Global Brand Names Fund..........................   $100      $464      $  853      $1,940
  ING International Equity Fund........................   $107      $673      $1,267      $2,874
  ING European Equity Fund.............................   $210      $555      $1,026      $2,328
  ING Tax Efficient Equity Fund........................   $ 77      $381      $  708      $1,632
  ING Tax Efficient Equity Value Fund..................   $ 77      $371
  ING Focus Fund.......................................   $ 87      $434      $  805      $1,848
  ING Global Information Technology Fund...............   $107      $528      $  976      $2,217
  ING Global Communications Fund.......................   $100      $475
  ING Internet Fund....................................   $107      $535
  ING Internet Fund II.................................   $107      $535
  ING Balanced Fund....................................   $ 76      $367
  ING Emerging Markets Equity Fund.....................   $118      $569
  ING Global Real Estate Fund                             $100      $475
  ING Quality of Life Fund.............................   $100      $475

 26                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

                            MANAGEMENT OF THE FUNDS

     The Investment Manager. ING Mutual Funds Management Co. LLC (the "Investment Manager") serves as each Fund's investment manager. The Investment Manager is a wholly owned indirect subsidiary of ING Groep N.V. ("ING Group") and is registered with the Securities and Exchange Commission. The Investment Manager is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 1999, the Investment Manager managed over $1.23 billion in assets.

     The Investment Manager supervises all aspects of each Fund's operations and provides investment advisory services to the Funds. This includes engaging sub-advisers, as well as monitoring and evaluating the management of the assets of each such Fund by its sub-adviser. The Investment Manager has acted as an investment adviser to mutual funds since 1998. Today, the Investment Manager advises or manages 30 investment portfolios, including the Funds, encompassing a broad range of investment objectives.

     Investment Manager Compensation. The following table shows the aggregate annual advisory fee to be paid by each Fund as a percentage of that Fund's average daily net assets:

FUND                                      ADVISORY FEE
----                                      ------------
ING Large Cap Growth Fund...............     0.75%
ING Growth & Income Fund................     0.75%
ING Mid Cap Growth Fund.................     1.00%
ING Small Cap Growth Fund...............     1.00%
ING Global Brand Names Fund.............     1.00%
ING International Equity Fund...........     1.25%
ING European Equity Fund................     1.15%
ING Tax Efficient Equity Fund...........     0.80%
ING Tax Efficient Equity Value Fund.....     0.80%
ING Focus Fund..........................     1.00%
ING Global Information Technology
  Fund..................................     1.25%
ING Global Communications Fund..........     1.00%
ING Internet Fund.......................     1.25%
ING Internet Fund II....................     1.25%
ING Balanced Fund.......................     0.80%
ING Emerging Markets Equity Fund........     1.25%
ING Global Real Estate Fund.............     1.00%
ING Quality of Life Fund................     1.00%

     Sub-Advisers. The Investment Manager has engaged affiliated investment management firms to act as sub-advisers to each of the Funds, as indicated in the table below. Each sub-adviser has full investment discretion to make all determinations with respect to the investment of their respective Fund's assets and the purchase and sale of portfolio securities and other investments. Each sub-adviser is a wholly owned indirect subsidiary of ING Group and is registered with the Securities and Exchange Commission.

FUND                                 SUB-ADVISER
----                                 -----------
ING Large Cap Growth
  Fund....................  Baring Asset Management, Inc.
ING Growth & Income
  Fund....................  ING Investment Management LLC
ING Mid Cap Growth
  Fund....................  Furman Selz Capital
                            Management LLC
ING Small Cap Growth
  Fund....................  Furman Selz Capital
                            Management LLC*
ING Global Brand Names
  Fund....................  ING Investment Management
                            Advisors B.V.
ING International Equity
  Fund....................  Baring Asset Management,
                            Inc./ Baring International
                            Investment Limited/Baring
                            Asset Management (Asia)
                            Limited
ING European Equity
  Fund....................  ING Investment Management
                            Advisors B.V.
ING Tax Efficient Equity
  Fund....................  Delta Asset Management
ING Tax Efficient Equity
  Value Fund..............  Delta Asset Management/Furman
                            Selz Capital Management LLC
ING Focus Fund............  Furman Selz Capital
                            Management LLC
ING Global Information
  Technology Fund.........  ING Investment Management
                            Advisors B.V.
ING Global Communications
  Fund....................  ING Investment Management
                            Advisors B.V.
ING Internet Fund.........  ING Investment Management
                            Advisors B.V.
ING Internet Fund II......  ING Investment Management
                            Advisors B.V.
ING Balanced Fund.........  Furman Selz Capital
                            Management LLC
ING Emerging Markets
  Equity Fund.............  Baring Asset Management,
                            Inc./ Baring International
                            Investment Limited/Baring
                            Asset Management (Asia)
                            Limited
ING Global Real Estate
  Fund....................  ING Investment Management
                            Advisors B.V./CRA Real Estate
                            Securities, L.P.
ING Quality of Life
  Fund....................  ING Investment Management
                            Advisors B.V.

------------------------------

* Prior to October 31, 1999, Baring Asset Management, Inc. acted as sub-adviser to the ING Small Cap Growth Fund.

     Baring Asset Management, Inc. Baring Asset Management, Inc. ("BAMI") serves as sub-adviser to the

ING FUNDS TRUST                                                               27
--------------------------------------------------------------------------------

ING Large Cap Growth Fund and as co-sub-adviser, with Baring International Investment Limited ("BIIL") and Baring Asset Management (Asia) Limited ("BAML"), to the ING International Equity Fund and the ING Emerging Markets Equity Fund. BAML is located at 125 High Street, Boston, MA 02110. BIIL is located at 155 Bishopsgate, London, England EC2M 3XY. BIIAL is located at 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong. BAMI, BIIL and BAML, each a wholly-owned subsidiary of Baring Asset Management Holdings Limited ("BAMHL") provide investment management services to clients located around the world. BAMHL, a global company registered in England and Wales, is the parent of the worldwide group of investment management firms that operate under the collective name Baring Asset Management (the "BAM Group").

     The BAM Group provides global investment management services and maintains major investment offices in Boston, London, Hong Kong and Tokyo, and together with its predecessor corporation was founded in 1762. The BAM Group provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 1999, the BAM Group managed approximately $56 billion of assets.

     ING Investment Management LLC. ING Investment Management LLC ("IIM") serves as sub-adviser to the ING Growth and Income Fund. IIM is located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327. IIM is engaged in the business of providing investment advice to portfolios which, as of December 31, 1999, were valued at $28.6 billion. IIM also advises other registered investment companies.

     ING Investment Management Advisors B.V. ING Investment Management Advisors B.V. ("IIMA") serves as sub-adviser to the ING Global Brand Names Fund, the ING European Equity Fund, the ING Global Information Technology Fund, the ING Internet Fund, the ING Global Communications Fund, the ING Internet Fund II and the ING Quality of Life Fund. IIMA also serves as co-sub-adviser with CRA Real Estate Securities, L.P. to the ING Global Real Estate Fund. IIMA is located at Schenkkade 65, 2595 AS The Hague, The Netherlands. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Group. IIMA operates under the collective management of ING Investment Management which has assets under management of $150 billion as of December 31, 1999.

     Furman Selz Capital Management LLC. Furman Selz Capital Management LLC ("FSCM") serves as sub-adviser to the ING Mid Cap Growth Fund, the ING Small Cap Growth Fund, the ING Focus Fund and the ING Balanced Fund. In conjunction with its Delta Asset Management division, FSCM also sub-advises the ING Tax Efficient Equity Value Fund. FSCM is located at 230 Park Avenue, New York, NY 10169. FSCM is engaged in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 1999, were valued at approximately $10.03 billion.

     Delta Asset Management. Delta Asset Management ("Delta") is a division of Furman Selz Capital Management LLC ("FSCM"). Delta, through FSCM, serves as sub-adviser to the ING Tax Efficient Equity Fund and, in conjunction with FSCM, sub-advises the ING Tax Efficient Equity Value Fund. Delta is located at 333 South Grand Avenue, Los Angeles, CA 90071, and provides investment advice through FSCM to institutional and individual client accounts which, as of December 31, 1999, were valued at approximately $5.72 billion.

     CRA Real Estate Securities, L.P. CRA Real Estate Securities, L.P ("CRA") serves as co-sub-adviser to the ING Global Real Estate Fund. CRA is located at 259 Radnor-Chester Road, Radnor, PA 19087. CRA is in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 1999 were valued at approximately $1.42 billion.

     Portfolio Managers. The following individuals are primarily responsible for the day-to-day management of each Fund's portfolio:

     ING Large Cap Growth Fund. Mr. William Thomas has primary responsibility for managing the Fund and is head of a nine-member team of investment professionals. The team has an average of 18 years investment experience. Mr. Thomas has been an investment professional with BAMI since 1987 and has over 27 years of investment experience.

     ING Growth & Income Fund. Mr. Martin Jansen and Mr. David Kushner have primary responsibility for managing the Fund and co-head a six-member team of investment professionals. Mr. Jansen and Mr. Kushner have been employed by IIMA and IIM, respectively, as investment professionals since 1997 and they each have 20 years of investment experience.

     ING Mid Cap Growth Fund. Mr. Matthew Price and Mr. David Campbell have primary responsibility for managing the Fund and co-head a four-member team of investment professionals. The average experience of the team is 25 years. Messrs. Price and Campbell have been investment professionals with FSCM since 1990 and each has over 19 years of experience.

     ING Small Cap Growth Fund. Mr. George J. Paoletti has primary responsibility for managing the Fund. Mr. Paoletti has been employed by FSCM since 1999 and has 7 years of investment experience. Before joining FSCM, Mr. Paoletti was a portfolio manager with Morgan Stanley Dean Witter Advisors (1997-1999), a

 28                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

     senior equity analyst with Fred Alger Management (1995-1997) and an equity analyst with Off Wall Street Consulting (1992-1995).

     ING Global Brand Names Fund. Mr. Herman Kleeven has primary responsibility for managing the Fund. Mr. Kleeven has been employed by IIMA and its affiliates since 1997 and has seven years of investment experience. Before joining IIMA and its affiliates, Mr. Kleeven was a portfolio manager for Robeco Group, Rotterdam, The Netherlands.

     ING International Equity Fund. Mr. James Williams and Mr. Hayes Miller have primary responsibility for managing the Fund and co-head a six-member team of investment professionals. The team utilizes the resources of the regional equity teams of the co-Sub-Advisers. The average experience of the team is 23 years. Mr. Williams has been an investment professional with BIIL and its affiliates since 1975 and has over 28 years of investment experience. Mr. Miller has been an investment professional with BIIL since 1994 and has 20 years of investment experience.

     ING European Equity Fund. Mr. Adrian van Tiggelen has primary responsibility for managing the Fund and heads an eight-member team of investment professionals. The average experience of the team is nine years. Mr. Van Tiggelen has been employed by IIMA and its affiliates since 1988 and has eleven years of investment experience.

     ING Tax Efficient Equity Fund. Mr. Robert Sandroni, Mr. Carl Goldsmith and Ms. Marla K. Ryan have primary responsibility for managing the Fund. Mr. Sandroni and Mr. Goldsmith have been investment professionals with Delta, a division of FSCM, since 1991 and each has over 20 years of investment experience. Ms. Ryan has been an investment professional with Delta since 1998 and has over 10 years of investment experience.

     ING Tax Efficient Equity Value Fund. Mr. Robert Sandroni, Mr. Carl Goldsmith and Ms. Marla K. Ryan of Delta, a division of FSCM, have primary responsibility for managing the Fund's large capitalization securities. Mr. Sandroni and Mr. Goldsmith have been investment professionals with Delta since 1991 and each have over 20 years of investment experience. Ms. Ryan has been an investment professional with Delta since 1998 and has over 10 years of investment experience. Mr. John Morosani and Mr. Edward Cimilluca of FSCM have primary responsibility for managing the Fund's small and mid-capitalization securities. Mr. Morosani has been an investment professional with FSCM since June 1999 and has over 22 years of investment experience. Mr. Cimilluca has been an investment professional with FSCM since June 1999 and has over 30 years of investment experience.

     ING Focus Fund. Mr. Adrian Jones and Mr. Michael Kass have primary responsibility for managing the Fund. Mr. Jones has been an investment professional with FSCM since 1996 and has 12 years of investment experience. Mr. Kass has been an investment professional with FSCM since 1996 and has thirteen years of investment experience. Prior to 1996, Mr. Kass was an investment professional with Furman Selz for five years in the Proprietary Asset Management Division.

     ING Global Information Technology Fund. Mr. Guy Uding has primary responsibility for managing the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

     ING Global Communications Fund. Mr. Daniel Hayes has primary responsibility in managing the Fund. Mr. Hayes has been employed by IIMA and its affiliates since 1998 and has ten years of investment experience.

     ING Internet Fund. Mr. Guy Uding has primary responsibility for managing the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

     ING Internet Fund II. Mr. Guy Uding has primary responsibility for the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

     ING Balanced Fund. Mr. Robert Schonbrunn, Mr. Alan Segars, Mr. Adrian Jones and Mr. Michael Kass, a team of investment professionals with an average of 17 years of investment experience, manage the Fund. Messrs. Schonbrunn and Segars are responsible for the fixed income portion of the Fund and Messrs. Jones and Kass are responsible for the equity portion of the Fund. Mr. Schonbrunn has been an investment professional with FSCM since 1985 and has 32 years of investment experience. Mr. Segars has been an investment professional with FSCM since 1993 and has 30 years of investment experience. Mr. Jones has been an investment professional with FSCM since 1996 and has 12 years of investment experience. Mr. Kass has been an investment professional with FSCM since 1996 and has 13 years of investment experience.

     ING Emerging Markets Fund. Mr. Rory Landman heads a team of 22 investment professionals in

ING FUNDS TRUST                                                               29
--------------------------------------------------------------------------------

     managing the Fund in conjunction with the regional equity teams of the Co-Sub-Advisers. Mr. Landman has been an investment professional with BIIL since 1994 and has 13 years of investment experience.

     ING Global Real Estate Fund. Mr. Michael Lipsch heads a team of investment professionals with responsibility for managing the non U.S. securities held by the Fund. Mr. Lipsch has been with IIMA since 1997 and has 10 years of investment experience. Prior to joining IIMA, Mr. Lipsch was a portfolio manager for the Shell pension fund in The Hague, The Netherlands. With regard to the management of the U.S. securities held by the Fund, Kenneth
     D. Campbell and T. Ritson Ferguson, CFA share primary responsibility. Mr. Campbell has been with CRA and its predecessors since 1969 and has 19 years of investment experience. Mr. Ferguson has been with CRA and its predecessors since 1992 and has seven years of investment experience.

     ING Quality of Life Fund. A team of two investment professionals, led by Mr. Herman Kleeven, manages the Fund. This team is supported by the global equity team of IIMA and its affiliates. Mr. Kleeven has been employed by IIMA and its affiliates since 1997 and has seven years of investment experience. Before joining IIMA and its affiliates, Mr. Kleeven was a portfolio manager for Robeco Group, Rotterdam, The Netherlands.

                             HOW TO PURCHASE SHARES

     The Funds offer a choice of five share classes, each with its own sales load and expense structure, allowing you to invest in the way that best suits your needs. Class I shares are offered in this Prospectus and may be purchased only by (i) retirement plans affiliated with ING Group, and (ii) ING Group and its affiliates for purposes of corporate cash management. Class A, Class B, Class C and Class X shares are offered under separate prospectuses. The Class A, Class B, Class C and Class X shares have different sales charges and other expenses, which may affect performance. The Class X shares may be purchased only be certain qualified investors (including, but not limited to, IRAs, Roth IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). Each share class represents an ownership interest in the same investment portfolio.

     The Funds' shares are distributed by ING Funds Distributor, Inc. (the "Distributor"), an affiliate of the Investment Manager. The Funds' shares may be sold by retail broker-dealers that are under common control with the Funds. As of the date of this Prospectus, such broker-dealers are Compulife Investor Services, Inc., IFG Network Securities, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, VESTAX Securities Corporation, ING Barings Furman Selz LLC and ING Barings LLC.

     Orders for the purchase of Class I shares of the Funds will be executed at the net asset value per share next determined after an order has been received. The public offering price of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time) on each day the Exchange is open for business.

     The minimum initial investment in a Fund is $1,000. Any subsequent investments must be at least $50. The Distributor may waive those minimums from time to time. All initial investments should be accompanied by a completed Account Application. An Account Application accompanies this Prospectus. All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. Contributions to qualified retirement plans are subject to prevailing limits set by the Internal Revenue Service. Your account will be charged an annual maintenance fee, but you will not be charged more than one such fee with respect to multiple accounts of the same plan type established under the same taxpayer identification number. The Funds reserve the right to reject any purchase order. The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the

 30                                                              ING FUNDS TRUST
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Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies. Personal third party checks and non-U.S. checks will not be accepted. All initial investments may be made using any of the following methods:

  By Mail                        Send your completed and signed application and
                                 check payable to ING Funds Trust by regular mail
                                 to:
                                 ING Funds
                                   P.O. Box 219416
                                   Kansas City, MO 64121-9416
                                 Or by express, registered, or certified mail to:
                                 ING Funds
                                   c/o NFDS
                                   330 W. 9th Street
                                   Kansas City, MO 64105
  Through an Authorized          Contact your broker or investment adviser for
  Broker or Investment           instructions on purchasing shares through their
  Adviser                        organizations. These organizations may impose
                                 additional requirements and charges for the
                                 services rendered.

     You may purchase additional shares after your account has been established using any of the following methods:

  By Mail                        Send a check payable to ING Funds Trust, along
                                 with a remittance slip from a confirmation
                                 statement or with a letter of instructions
                                 including your account number and Fund name, to
                                 the appropriate address listed above.
  Through an Authorized          Contact your broker or investment adviser.
  Broker or Investment
  Adviser

     Your retirement plan administrator may establish separate policies and procedures concerning the purchase of Fund shares and the completion of documentation related to the purchase of shares. Please consult with your retirement plan administrator to determine if any such separate policies and procedures apply to you.

                              HOW TO REDEEM SHARES

     You may redeem your shares, in whole or in part, on each day a Fund is valued. Shares will be redeemed without charge at the net asset value next determined after a redemption request in good order has been received by the Funds. In the instance where you own more than one class of shares and the class of shares being redeemed are not subject to a contingent deferred sales load, those shares with the highest Rule 12b-1 fee will be redeemed in full prior to any redemption of shares with a lower Rule 12b-1 fee.

     When purchases are made by check in any Fund, redemption proceeds will be made available immediately upon clearance of the purchase check, which may take up to 15 calendar days. You may avoid this delay by investing through wire transfers of federal funds.

     Once your shares are redeemed, the Funds will ordinarily send the proceeds by check to you at the address of record on the next business day. To ensure acceptance of your redemption request, it is important to follow the procedures described below. If you purchased your shares through an Authorized Broker or Investment Adviser, please contact them to inquire

ING FUNDS TRUST                                                               31
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which redemption methods are available to you. Under certain circumstances described below, a signature guarantee may be required. You may redeem your shares using any of the following methods:

  By Mail                        Send your letter of instructions for redemption
                                 to the appropriate address.
                                 By regular mail to:
                                 ING Funds
                                   P.O. Box 219416
                                   Kansas City, MO 64121-9416
                                 Or by express, registered or certified mail to:
                                 ING Funds
                                   c/o NFDS
                                   330 W. 9th Street
                                   Kansas City, MO 64105
                                 Your letter of instructions must include:
                                 - the name of the Fund and account number you are
                                   redeeming from
                                 - your name(s) and address as they appear on your
                                   account
                                 - the dollar amount or number of shares you wish
                                 to redeem
                                 - your signature(s) as it appears on your account
                                 - a signature guarantee, if required (see below)
                                 - additional information may be required for
                                 redemptions from IRAs or other retirement plans.
                                   Please call the Funds at 1-877-INFO-ING for
                                   instructions.
  Through an Authorized          You may redeem your shares by contacting your
  Broker or Investment           authorized broker or investment advisor and
  Adviser                        instructing him or her to redeem your shares.
                                 Your representative will then contact the Funds
                                 and place a redemption trade on your behalf.
                                 These organizations may impose certain
                                 restrictions on redemptions and may charge you a
                                 fee for the transaction.

     Your retirement plan administrator may establish separate policies and procedures concerning the redemption of Fund shares and the completion of documentation related to the redemption of shares. Please consult with your retirement plan administrator to determine if any such separate policies and procedures apply to you.

     The Funds reserve the right to redeem in kind. That is, the Funds may honor redemption requests with readily marketable portfolio securities instead of cash if during any 90-day period redemptions exceed the lesser of $250,000 or 1% of the net assets of the redeeming Fund at the beginning of such period. You may incur transaction costs associated with converting these securities to cash.

     Due to the high costs of maintaining small accounts, the Funds may ask that you increase your account balance if (1) the value of your account falls below $500 for three consecutive months as a result of redemptions or exchanges, and
(2) your account has been in existence for at least one year and you have not made any additional purchases in the account within the preceding six calendar months. If the account balance remains below the minimum requirement for 60 days after you are notified, the Funds may close your account and send you the redemption proceeds.

     Signature Guarantees. A signature guarantee is designed to protect the investor, the Funds and their agents by verifying the signature of certain investors seeking to redeem, transfer, or exchange shares of the Funds. Signature guarantees are required for:

     - redemptions by mail in excess of $50,000;

     - redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered;

     - redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 15 days;

 32                                                              ING FUNDS TRUST
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     - requests to transfer the registration of shares to another owner; or

     - redemptions or exchanges of shares previously reported as lost/abandoned property, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record.

     The foregoing requirements may be waived or modified upon notice to shareholders.

     Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," contact the Funds at 1-877-INFO-ING.

                               EXCHANGE PRIVILEGE

     Class I shares of a Fund may be exchanged, based on the per share net asset values, for Class I shares of any other Fund. Your exchange will be processed at the next determined net asset value after the Funds receive your request. A new account opened by exchange must be established with the same name(s), address and social security number as the existing account.

     You may only exchange shares into a Fund which is authorized for sale in your state of residence. The Funds may limit each amount to eight exchanges per calendar year. The Funds may change or discontinue the exchange privilege after giving you 60 days' prior notice. An exchange of shares is a taxable event on which you may realize a gain or loss. You may exchange shares using any of the following methods:

  By Mail                        Send a letter of instructions to the Funds which
                                 includes the following information:
                                 - the name of the Fund and the account number you
                                 are exchanging from
                                 - your name(s), address and social security
                                 number
                                 - the dollar amount or number of shares you wish
                                 to exchange
                                 - the name of the Fund you are exchanging into
                                 - your signature(s) as it appears on your account
                                 Send your instructions by regular mail to:
                                 ING Funds
                                   P.O. Box 219416
                                   Kansas City, MO 64121-9416
                                 Or by express, registered or certified mail to:
                                 ING Funds
                                   c/o NFDS
                                   330 W. 9th Street
                                   Kansas City, MO 64105
  Auto-Exchange Privilege        The Auto-Exchange Privilege enables you to invest
                                 regularly, in exchange for shares of a Fund, in
                                 shares of other Funds of which you are a
                                 shareholder. The amount designated ($50 minimum)
                                 will be exchanged automatically according to the
                                 schedule you have selected. The right to exercise
                                 this privilege may be changed or terminated by
                                 the Funds upon 60 days' prior notice. For more
                                 information on this privilege or to obtain an
                                 Auto-Exchange Privilege Authorization Form, call
                                 the Funds at 1-877-INFO-ING.

     Your retirement plan administrator may establish separate policies and procedures concerning the exchange of Fund shares and the completion of documentation related to the exchange of shares. Please consult with your retirement plan administrator to determine if any such separate policies and procedures apply to you.

ING FUNDS TRUST                                                               33
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                               PRICING OF SHARES

     Each of the Funds prices its shares based on its net asset value. The Funds value portfolio securities for which market quotations are readily available at market price. These Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that a Fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because some of the Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

     Each Fund determines the net asset value of its shares as of the close of the NYSE (normally 4:00 p.m., Eastern time) on each day the NYSE is open for business. The price at which a purchase or redemption is effected is based on the next calculation of a Fund's net asset value after the order is placed.

                          DIVIDENDS AND DISTRIBUTIONS

     Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). Each of the Funds will declare and pay these dividends annually, except for the ING Growth & Income Fund, ING Global Real Estate Fund, and the ING Balanced Fund, which will declare and pay dividends quarterly. In addition, each Fund intends to distribute, at least annually, substantially all of its net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

     Dividends and distributions will be reinvested in additional shares of a Fund at net asset value. If you redeem all or a portion of Fund shares prior to a dividend payment date, you will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

                                     TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. By so qualifying, each Fund generally will not be subject to federal income tax to the extent that it distributes investment company taxable income and net realized capital gains in the manner required under the Code.

     Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. Such withholding taxes may be reduced or eliminated under the terms of applicable United States income tax treaties, and the Funds intend to undertake any procedural steps required to claim the benefits of such treaties.

     Under the backup withholding rules of the Code, you may be subject to 31% withholding of federal income tax on ordinary income dividends paid by a Fund. In order to avoid this backup withholding, you must provide the Funds with a correct taxpayer identification number or certify that you are otherwise exempt from or not subject to backup withholding.

     Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as qualified retirement plans. The foregoing discussion is intended for shareholders that are exempt from federal income taxes. You should consult your own tax advisor as to the federal, state and local tax consequences of ownership of shares of the Funds in your particular circumstances.

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                  MORE INFORMATION ABOUT STRATEGIES AND RISKS

     A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques used by the Funds, see the Statement of Additional Information. Unless indicated otherwise, the following descriptions apply to all Funds.

     Many of the investment techniques and strategies discussed in this Prospectus and in the Statement of Additional Information are discretionary, which means that the Investment Manager or Sub-Adviser can decide whether to use them or not. The Investment Manager or Sub-Adviser may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

     Temporary Defensive Strategies (All Funds). When the Investment Manager or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies. Under such circumstances, up to 100% of the Fund's assets may be invested in investment grade fixed income securities (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services), money market securities, certificates of deposit, bankers' acceptances, commercial paper or in any other securities which in either the Investment Manager's or Sub-Adviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

     Investments in Foreign Securities (All Funds). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

     Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions or to help protect the Fund against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

     Emerging Market Investments (ING International Equity Fund and ING Emerging Markets Equity Fund). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

     Corporate and Municipal Debt Securities (All Funds). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

     Initial Public Offerings (All Funds). A significant portion of a Fund's return may be attributable to its investment in initial public offerings. When a Fund's asset base is small, the impact of such investments on a Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

     U.S. Government Securities (All Funds). Some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities

ING FUNDS TRUST                                                               35
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may be subject to price declines in the securities due to changing interest rates.

     Convertible Securities (All Funds). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

     Other Investment Companies (All Funds). Each Fund may invest up to 10% of its assets in other unaffiliated investment companies. There is no limit with regard to investments in affiliated investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

     Restricted and Illiquid Securities (All Funds). Each Fund may invest up to 15% of its net assets in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

     Mortgage-Related Securities (All Funds). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

     Asset-Backed Securities (All Funds). Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities often do not contain the benefit of a complete security interest in the related collateral. The risks associated with asset-backed securities may be reduced by the addition of credit enhancements such as a bank letter of credit or a third-party guarantee.

     Derivatives (All Funds). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, so please check the description of the Fund's policies found in the Statement of Additional Information. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

     Dollar Roll Transactions (All Funds). The Funds may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds' use of the

 36                                                              ING FUNDS TRUST
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proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities.

     Repurchase Agreements (All Funds). Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

     Lending Portfolio Securities (All Funds). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

     Borrowing (All Funds). Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     Reverse Repurchase Agreements (All Funds). A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase a Fund's yield; however, such transactions may result in a shareholder's loss of principal.

     Short Sales (ING International Equity Fund and ING Emerging Markets Equity
Fund). A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

     Investments in Small- and Mid-Capitalization Companies (All Funds). The Funds may invest in small and mid capitalization companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

     Non-diversified Investment Companies (ING Global Brand Names Funds, ING Focus Fund, ING Global Real Estate Fund, ING Internet Fund, ING Internet Fund II and ING Quality of Life Fund). Certain Funds are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

     Concentration (ING Global Information Technology Fund, ING Global Communications Fund, ING Internet Fund, ING Internet Fund II, ING Global Real Estate Fund and ING Quality of Life Fund). Certain Funds "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     Fundamental and Non-Fundamental Policies (All Funds). Unless otherwise stated, all investment objectives and policies are non-fundamental and may be amended without shareholder approval.

     Percentage Investment Limitations (All Funds). Unless otherwise stated, percentage limitations in this prospectus apply at the time of investment.

     Portfolio Turnover (All Funds). Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

ING FUNDS TRUST                                                               37
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                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the financial performance of the Funds' Class I Shares for the fiscal period ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). Past performance does not guarantee future results. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request. Because the following Funds had not commenced operations prior to October 31, 1999, financial highlights are not presented for ING Tax Efficient Equity Value Fund, ING Global Communications Fund, ING Internet Fund II, ING Balanced Fund, ING Emerging Markets Equity Fund, ING Global Real Estate Fund and ING Quality of Life Fund. In addition, because the following Funds had not commenced operations of the Class I shares prior to October 31, 1999, financial highlights are not presented for ING Growth & Income Fund, ING Small Cap Growth Fund, ING European Equity Fund, ING Tax Efficient Equity Fund, ING Focus Fund, ING Global Information Technology Fund and ING Internet Fund.

For a share of beneficial interest outstanding throughout the period:

                                                                                                ING
                                                   ING LARGE CAP        ING MID CAP        INTERNATIONAL        ING GLOBAL
                                                    GROWTH FUND         GROWTH FUND         EQUITY FUND      BRAND NAMES FUND
                                                 -----------------   -----------------   -----------------   -----------------
                                                 CLASS I SHARES(1)   CLASS I SHARES(1)   CLASS I SHARES(1)   CLASS I SHARES(1)
                                                 -----------------   -----------------   -----------------   -----------------
Net asset value per share, beginning of
  period.......................................       $11.12              $10.27              $11.29              $11.34
From investment operations:
  Net investment income (loss).................         0.00*              (0.01)               0.00*               0.00*
  Net realized and unrealized gain.............         0.69                0.14                0.53(2)             0.24(2)
                                                      ------              ------              ------              ------
  Total from investment operations.............         0.69                0.13                0.53                0.24
                                                      ------              ------              ------              ------
Distributions paid from investment income......           --                  --                  --                  --
                                                      ------              ------              ------              ------
Net asset value per share, end of period.......       $11.81              $10.40              $11.82              $11.58
Net assets, end of period (in thousands).......       $   51              $  416              $   89              $  461
Total investment return at net asset
  value(3)(4)..................................         6.21%               1.27%               4.69%               2.12%
Ratios to average net assets(5):
  Net expenses.................................         0.77%               0.80%               1.04%               0.96%
  Gross expenses...............................         1.49%               1.56%               2.63%               1.68%
  Net investment loss..........................        -0.08%              -0.24%              -0.03%              -0.12%
Portfolio turnover rate(4).....................        61.71%              41.27%             105.44%              11.09%

------------------------------
(1) Class I shares of ING Large Cap Growth Fund, ING Mid Cap Growth Fund, ING International Equity Fund and ING Global Brand Names Fund commenced offering on September 27, 1999, July 29, 1999, September 27, 1999 and July 29, 1999, respectively.
(2) Includes gains and losses on foreign currency transactions.
(3) Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.
(4) Not annualized.
(5) Annualized.
*   Amount represents less than $0.01.

INVESTMENT MANAGER                                     DISTRIBUTOR

  ING Mutual Funds Management Co. LLC                    ING Funds Distributor, Inc.
  1475 Dunwoody Drive                                    1475 Dunwoody Drive
  West Chester,  PA 19380-1478                           West Chester,  PA 19380-1478

SUB-ADVISERS                                           CUSTODIAN

  Baring Asset Management, Inc.                          State Street Bank and Trust Company
  125 High Street                                        801 Pennsylvania Street
  Boston, MA 02110                                       Kansas City, MO 64105

  Baring International Investment Limited              TRANSFER AGENT
  155 Bishopgate
  London, England EC2M 3XY                               DST Systems, Inc.
                                                         333 W. 11th Street
  Baring Asset Management (Asia) Limited                 Kansas City, MO 64105
  19/F Edinburgh Tower, The Landmark,
  15 Queens Road, Central, Hong Kong                   INDEPENDENT AUDITORS

  CRA Real Estate Securities, L.P.                       Ernst & Young LLP
  259 Radnor-Chester Road                                787 Seventh Avenue
  Radnor, PA  19087                                      New York, NY  10019

  Delta Asset Management                               LEGAL COUNSEL
  333 South Grand Avenue
  Los Angeles, CA  90071                                 Paul, Weiss, Rifkind, Wharton & Garrison
                                                         1285 Avenue of the Americas
  Furman Selz Capital Management LLC                     New York, NY  10019-6064
  230 Park Avenue
  New York, NY 10169

  ING Investment Management Advisors B.V.
  Schenkkade 65, 2595 AS
  The Hague, The Netherlands

  ING Investment Management LLC
  5780 Powers Ferry Road, N.W., Suite 300
  Atlanta, GA 30327




Additional information about the Funds is included in the Statement of Additional Information ("SAI") dated February 28, 2000, as amended or supplemented from time to time, which is incorporated by reference in its entirety. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call 1-877-INFO-ING.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site can be obtained for a fee by writing to: Securities and Exchange Commission, Public Reference Section, Washington D.C. 20549-6009.

Investment Company Act File No. 811-08895

ING FUNDS PROSPECTUS
February 28, 2000

CLASS I SHARES

BOND FUNDS

         ING Intermediate Bond Fund
         ING High Yield Bond Fund
         ING International Bond Fund
         ING Mortgage Income Fund

         This Prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records. Although these securities have been registered with the Securities and Exchange Commission, the Commission has not judged them for investment merit and does not guarantee the accuracy or adequacy of the information in this Prospectus. Anyone who informs you otherwise is committing a criminal offense.

                                                  [INSERT ING [LION LOGO] FUNDS]

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                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
FUNDS AT A GLANCE...........................................    1
BOND FUNDS..................................................    2
  ING Intermediate Bond Fund................................    2
  ING High Yield Bond Fund..................................    3
  ING International Bond Fund...............................    4
  ING Mortgage Income Fund..................................    6
FEES AND EXPENSES...........................................    7
MANAGEMENT OF THE FUNDS.....................................    8
HOW TO PURCHASE SHARES......................................    9
HOW TO REDEEM SHARES........................................   10
EXCHANGE PRIVILEGE..........................................   11
PRICING OF SHARES...........................................   12
DIVIDENDS AND DISTRIBUTIONS.................................   13
TAXES.......................................................   13
MORE INFORMATION ABOUT STRATEGIES AND RISKS.................   13
FINANCIAL HIGHLIGHTS........................................   17

ING FUNDS TRUST                                                                1
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                               FUNDS AT A GLANCE

 ING INTERMEDIATE BOND FUND

     Investment Objective. A high level of current income consistent with the preservation of capital and liquidity.

     Main Investments. A diversified portfolio of debt securities, with a minimum average portfolio quality being investment grade, as discussed herein, and a dollar-weighted average maturity generally ranging between three and ten years.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. Investor demand, changes in the financial condition of issuers of securities, and general economic conditions, among other factors, may affect the market value and yield of the Fund's securities.

 ING HIGH YIELD BOND FUND

     Investment Objective.  A high level of current income and total return.

     Main Investments. A diversified portfolio of high yield (high risk) debt securities that are unrated or rated below investment grade, as discussed herein.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. Lower-rated securities may be subject to wider fluctuations in yield and market value than higher-rated securities. The market for high yield securities, which be less liquid than the markets for higher-rated securities and may have an adverse effect on the market value of certain securities.

 ING INTERNATIONAL BOND FUND

     Investment Objective.  High total return.

     Main Investments. A non-diversified portfolio of investment grade debt securities of issuers located throughout the world, not including the United States.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations, and maintaining a non-diversified portfolio. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations).

 ING MORTGAGE INCOME FUND

     Investment Objective. Long-term income consistent with the preservation of capital.

     Main Investments. A diversified portfolio of mortgage-backed securities rated at least "A" or the equivalent.

     Main Risks. You could lose money. Other risks include price volatility and risks, as discussed herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. The Fund's mortgage-backed securities also will be subject to prepayment risk, which is the risk that the principal on the underlying mortgage loans may be prepaid at any time, and extension risk, which is the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time.

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                                   BOND FUNDS

 ING INTERMEDIATE BOND FUND

     Investment Objective. The Fund seeks to provide investors with a high level of current income consistent with the preservation of capital and liquidity.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of debt securities which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. Although the Fund may invest a portion of its assets in high yield (high risk) debt securities rated below investment grade, the Fund will seek to maintain a minimum average portfolio quality rating of at least investment grade. The dollar-weighted average maturity of the Fund will generally range between three and ten years.

     The Fund may invest the remainder of its assets in: convertible securities and preferred stocks; U.S. Government securities, securities of foreign governments and supranational organizations, and high-quality money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objective; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Fund may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Fund may also sell securities short and may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Fund's assets may be invested in mortgage-backed securities and asset-backed debt securities.

     In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, five step investment process which uses fundamental economic and market research to identify bond market sectors and individual securities expected to provide above-average returns. The five steps are:

     - First, the Sub-Adviser examines the sensitivity to interest rate movements of the portfolio and of the specific holdings of the portfolio to position the Fund in a way that attempts to maximize return while minimizing volatility.

     - Second, the Sub-Adviser reviews yields relative to maturity and risk of bonds to determine the risk/reward characteristics of bonds of different maturity classes.

     - Third, the Sub-Adviser identifies sectors that offer attractive value relative to other sectors.

     - Fourth, the Sub-Adviser selects securities within identified sectors that offer attractive value relative to other securities within their sectors.

     - Finally, the Sub-Adviser seeks trading opportunities to take advantage of market inefficiencies to purchase bonds at prices below their calculated value.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease.

     - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

       Interest Rate Risk -- In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

       Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

       Default Risk -- An issuer of a security may default on its obligation to pay principal and/or interest.

       Credit Risk -- An issuer of a security may have its credit rating downgraded, which would negatively impact the price of such security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

       Call or Prepayment Risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

       Extension Risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby

ING FUNDS TRUST                                                                3
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       locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

     - Risk of High Yield Bonds. High yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. Certain high yield bonds, such as zero coupon, deferred interest and payment-in-kind bonds, are issued at deep discounts and may experience greater volatility in market value. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

     - Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the underlying security, as well as credit risk with respect to the counterparty to the derivative instrument. The use of derivatives may reduce returns.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Class I shares of the ING Intermediate Bond Fund currently are not operational, there is no performance information included in this Prospectus.

 ING HIGH YIELD BOND FUND

     Investment Objective. The Fund seeks to provide investors with a high level of current income and total return.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of high yield (high risk) bonds. High yield bonds are debt securities that are not rated by a nationally recognized statistical rating organization or are rated below investment grade (for example, rated below BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating organization. The Fund defines high yield bonds to include bank loans, payment-in-kind securities, fixed, variable, floating rate and deferred interest debt obligations, zero coupon bonds, mortgage-backed and asset-backed debt obligations, structured debt obligations and convertible bonds, provided they are unrated or rated below investment grade. In evaluating the quality of a particular high yield bond for investment by the Fund, the Sub-Adviser does not rely exclusively on ratings assigned by the nationally recognized statistical rating organizations. The Sub-Adviser will utilize a security's credit rating as simply one indication of an issuer's creditworthiness and will principally rely upon its own analysis of any security. However, the Sub-Adviser does not have restrictions on the rating level of the securities in the Fund's portfolio and may purchase and hold securities in default. There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Maturities may very widely depending on the Sub-Adviser's assessment of interest rate trends and other economic or market factors.

     Any remaining assets may be invested in investment grade debt securities; common and preferred stocks; U.S. Government securities and money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objectives; and debt securities of foreign issuers. The Fund may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Fund may also use options and futures contracts involving securities, securities indices and interest rates.

     The Fund will not purchase any common stocks if, after such purchase, more than 20% of the value of its total assets would be invested in common stocks. The Fund will invest in common stocks in order to attempt to achieve either a combination of its primary and secondary objectives, in which case the common stocks will be dividend-paying, or to achieve its secondary objective, in which the common stocks may not pay dividends.

     In choosing investments for the Fund, the Sub-Adviser combines extensive company and industry research with relative value analysis to identify high yield bonds expected to provide above-average returns. Relative value analysis is intended to enhance returns by moving from overvalued to undervalued sectors of the bond market. The Sub-Adviser's team approach to decision making includes contributions from individual managers responsible for specific industry sectors.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease.

 4                                                               ING FUNDS TRUST
--------------------------------------------------------------------------------

     - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

       Interest Rate Risk -- In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

       Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

       Default Risk -- An issuer of a security may default on its obligation to pay principal and/or interest.

       Credit Risk -- An issuer of a security may have its credit rating downgraded, which would negatively impact the price of such security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

       Call or Prepayment Risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

       Extension Risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

     - Risk of High Yield Bonds. High yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. Certain high yield bonds, such as zero coupon, deferred interest and payment-in-kind bonds, are issued at deep discounts and may experience greater volatility in market value. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

     - Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the underlying security, as well as credit risk with respect to the counterparty to the derivative instrument. The use of derivatives may reduce returns.

     - Risks of Equity Investments. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Class I shares of the ING High Yield Bond Fund currently are not operational, there is no performance information included in this Prospectus.

 ING INTERNATIONAL BOND FUND

     Investment Objective. The Fund seeks to provide investors with high total return.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of fixed income securities of international issuers which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. This portion of the portfolio will have investments in at least three different countries outside of the United States. There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Maturities may vary widely depending on the Sub-Advisers' assessment of interest rate trends and other economic or market factors. Fixed income securities eligible for purchase by the Fund consist of:

     - securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities;

     - corporate bonds and debentures rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services);

     - obligations of supranational entities;

     - repurchase agreements involving the foregoing securities;

     - loan participations;

     - short-term commercial paper of U.S. or foreign issuers rated in the highest two rating categories by a nationally recognized statistical rating organization; and

     - swap agreements.

ING FUNDS TRUST                                                                5
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     Any remaining assets of the Fund may be invested in securities denominated in U.S. dollars or foreign currencies which are rated below investment grade (for example, rated below BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated; U.S. Government securities; obligations of commercial banks, savings and loan institutions, and U.S. and foreign branches of foreign banks that have total assets of $500 million or more as shown on the last published financial statements at the time of investment; mortgage-backed and asset-backed securities rated within the three highest rating categories by a nationally recognized statistical rating organization; receipts; and guaranteed investment contracts. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

     In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined, four step investment process that seeks to identify bond market sectors expected to provide high and sustainable real rates of return. The four steps are:

     - First, the Sub-Adviser performs a comprehensive analysis of the relative value of bond issuances between countries and of currencies to determine the degree of representation of such countries and currencies in the Fund's portfolio;

     - Second, country allocations, as well as currency and maturity weightings, are reviewed by an independent committee within the Sub-Adviser;

     - Third, the Sub-Adviser selects investments within the selected countries and currencies based on comprehensive fundamental analysis; and

     - Finally, in-house traders use specially developed computer programs to efficiently purchase the targeted securities and currencies.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease.

     - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

       Interest Rate Risk -- In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

       Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

       Default Risk -- An issuer of a security may default on its obligation to pay principal and/or interest.

       Credit Risk -- An issuer of a security may have its credit rating downgraded, which would negatively impact the price of such security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

       Call or Prepayment Risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

       Extension Risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the underlying security or currency, as well as credit risk with respect to the counterparty to the derivative instrument. The use of derivatives may reduce returns.

     - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of

 6                                                               ING FUNDS TRUST
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       issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Class I shares of the ING International Bond Fund currently are not operational, there is no performance information included in this Prospectus.

 ING MORTGAGE INCOME FUND

     Investment Objective. The Fund seeks to provide investors with long-term income consistent with preservation of capital.

     Principal Investment Strategies. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement. The Fund may invest in adjustable rate and fixed rate mortgage securities. The Fund's investments will be rated, at the time of investment, "A" or better by a nationally recognized statistical rating organization, or of comparable quality if unrated.

     Any remaining assets of the Fund may be invested in other types of fixed income securities, including, but not limited to, U.S. Government securities, corporate bonds, notes and debentures, asset-backed securities and money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objective. The Fund may also use options and futures contracts involving securities, securities indices and interest rates,

     There are no restrictions on the average maturity of the Fund or on the maturity of any single instrument. Accordingly, the Fund may vary the proportion of its holdings in long- and short-term debt securities in order to reflect its assessment of prospective changes in interest rates even if such action may adversely affect current income. For example, if in the opinion of the Sub-Adviser, interest rates generally are expected to decline, the Fund may sell its shorter term securities and purchase longer term securities in order to benefit from greater expected relative price appreciation; however, the securities sold may have a higher current yield than those being purchased. The success of this strategy will depend on the Sub-Adviser's ability to forecast changes in interest rates. Moreover, the Fund intends to manage its portfolio actively by taking advantage of trading opportunities such as sales of portfolio securities and purchases of higher yielding securities of similar quality due to distortions in normal yield differentials.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease.

     - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

       Interest Rate Risk -- In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

       Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

       Default Risk -- An issuer of a security may default on its obligation to pay principal and/or interest.

       Credit Risk -- An issuer of a security may have its credit rating downgraded, which would negatively impact the price of such security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

       Call or Prepayment Risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

       Extension Risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

ING FUNDS TRUST                                                                7
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     - Derivative Risk. Derivatives are subject to the risk of changes in the market price of the underlying security, as well as credit risk with respect to the counterparty to the derivative instrument. The use of derivatives may reduce returns.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Mortgage Income Fund has not yet commenced operations there is no performance information included in this Prospectus.

                               FEES AND EXPENSES

     The following tables describe the fees and expenses that you will pay if you buy and hold Class I shares of the Funds.

                                                                                                            ING
                                                                  ING         ING HIGH         ING        MORTGAGE
                                                              INTERMEDIATE   YIELD BOND   INTERNATIONAL    INCOME
                                                               BOND FUND        FUND        BOND FUND       FUND
                                                              ------------   ----------   -------------   --------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)...........................................      NONE          NONE          NONE          NONE
Maximum Sales Load Imposed on Reinvested Dividends (as a
  percentage of offering price).............................      NONE          NONE          NONE          NONE
Maximum Contingent Deferred Sales Load (as a percentage of
  the lesser of the net asset value at the time of
  redemption or at the time of purchase)....................      NONE          NONE          NONE          NONE
Redemption Fee..............................................      NONE          NONE          NONE          NONE
Exchange Fee................................................      NONE          NONE          NONE          NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
  from Fund assets)
Management Fees.............................................     0.50%         0.65%         1.00%         0.50%
Distribution (12b-1) Fees...................................     0.00%         0.00%         0.00%         0.00%
Shareholder Servicing Fees..................................     0.00%         0.00%         0.00%         0.00%
Other Expenses..............................................     0.62%         0.67%         0.81%         0.48%(1)
                                                                  ----          ----          ----          ----
TOTAL FUND OPERATING EXPENSES...............................     1.12%         1.32%         1.81%         0.98%
Fee Waiver and/or Reimbursements by Investment Manager(2)...     0.48%         0.63%         0.75%         0.37%
                                                                  ----          ----          ----          ----
NET EXPENSES................................................     0.64%         0.69%         1.06%         0.61%
                                                                  ====          ====          ====          ====

------------------------------

(1) Other expenses for the ING Mortgage Income Fund are based on estimated amounts for the current fiscal year.

(2) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expense".

EXAMPLES

     These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each Example assumes that:

     - you invest $10,000 in Class I shares of each Fund for the time period indicated;

     - your investment has a 5% return each year;

     - the Fund's operating expenses remain the same, except for the expiration of the contractual expense limitations on October 31, 2000; and

     - you redeem all of your shares at the end of the time period indicated. The following expenses would be the same without redemption.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                             ------        -------        -------        --------
BOND FUNDS
  ING Intermediate Bond Fund...............   $ 66          $310           $573           $1,326
  ING High Yield Bond Fund.................   $ 71          $358           $667           $1,543
  ING International Bond Fund..............   $109          $500           $917           $2,079
  ING Mortgage Income Fund.................   $ 63          $276

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                            MANAGEMENT OF THE FUNDS

     The Investment Manager. ING Mutual Funds Management Co. LLC (the "Investment Manager") serves as each Fund's investment manager. The Investment Manager is a wholly owned indirect subsidiary of ING Groep N.V. ("ING Group") and is registered with the Securities and Exchange Commission. The Investment Manager is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 1999, the Investment Manager managed over $1.23 billion in assets.

     The Investment Manager supervises all aspects of each Fund's operations and provides investment advisory services to the Funds. This includes engaging sub-advisers, as well as monitoring and evaluating the management of the assets of each such Fund by its sub-adviser. The Investment Manager has acted as an investment adviser to mutual funds since 1998. Today, the Investment Manager advises or manages 30 investment portfolios, including the Funds, encompassing a broad range of investment objectives.

     Investment Manager Compensation. The following table shows the aggregate annual advisory fee to be paid by each Fund as a percentage of that Fund's average daily net assets:

FUND                                      ADVISORY FEE
----                                      ------------
ING Intermediate Bond Fund..............     0.50%
ING High Yield Bond Fund................     0.65%
ING International Bond Fund.............     1.00%
ING Mortgage Income Fund................     0.50%

     Sub-Advisers. The Investment Manager has engaged affiliated investment management firms to act as sub-advisers to each of the Funds, as indicated in the table below. Each sub-adviser has full investment discretion to make all determinations with respect to the investment of their respective Fund's assets and the purchase and sale of portfolio securities and other investments. Each sub-adviser is a wholly owned indirect subsidiary of ING Group and is registered with the Securities and Exchange Commission.

FUND                                   SUB-ADVISER
----                                   -----------
ING Intermediate Bond
  Fund.................  ING Investment Management LLC
ING High Yield Bond
  Fund.................  ING Investment Management LLC
ING International Bond
  Fund.................  Baring Asset Management, Inc./Baring
                         International Investment Limited/Baring
                         Asset Management (Asia) Limited
ING Mortgage Income
  Fund.................  ING Investment Management LLC

     Baring Asset Management, Inc. Baring Asset Management, Inc. ("BAMI") serves as co-sub-adviser, with Baring International Investment Limited ("BIIL") and Baring Asset Management (Asia) Limited ("BAML"), to the ING International Bond Fund. BAMI is located at 125 High Street, Boston, MA 02110. BIIL is located at 155 Bishopsgate, London, England EC2M 3XY. BAML is located at 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong. BAMI, BIIL and BAML, each a wholly-owned subsidiary of Baring Asset Management Holdings Limited ("BAMHL") provide investment management services to clients located around the world. BAMHL, a global company registered in England and Wales, is the parent of the worldwide group of investment management firms that operate under the collective name Baring Asset Management (the "BAM Group").

     The BAM Group provides global investment management services and maintains major investment offices in Boston, London, Hong Kong and Tokyo, and together with its predecessor corporation was founded in 1762. The BAM Group provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 1999, the BAM Group managed approximately $56 billion of assets.

     ING Investment Management LLC. ING Investment Management LLC ("IIM") serves as sub-adviser to the ING Intermediate Bond Fund, the ING High Yield Bond Fund and the ING Mortgage Income Fund. IIM is located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327. IIM is engaged in the business of providing investment advice to portfolios which, as of December 31, 1999, were valued at $28.6 billion. IIM also advises other registered investment companies.

     Portfolio Managers. The following individuals are primarily responsible for the day-to-day management of each Fund's portfolio:

     ING Intermediate Bond Fund. Mr. James Kauffman, with 12 years of investment experience, leads a team of three investment professionals in managing the Fund.

     ING High Yield Bond Fund. Mr. Robert Bowman, with more than 20 years of investment experience, leads a team of five investment professionals in managing the Fund. Mr. Bowman has been a Senior Vice President and Managing Director at IIM since 1998.

     ING International Bond Fund. Mr. Paul Thursby, with 20 years of investment experience, leads a team of 15 investment professionals in managing the Fund. The team has an average of 16 years of investment experience. Mr. Thursby has been an investment professional with BIIL since 1991.

ING FUNDS TRUST                                                                9
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     ING Mortgage Income Fund. Mr. Jeffrey Seel, with more than 20 years of investment experience, leads a team of investment professionals in managing the Fund. Mr. Seel has been an investment professional with IIM since 1994.

                             HOW TO PURCHASE SHARES

     The Funds offer a choice of five share classes, each with its own sales load and expense structure, allowing you to invest in the way that best suits your needs. Class I shares are offered in this Prospectus and may be purchased only by (i) retirement plans affiliated with ING Group, and (ii) ING Group and its affiliates for purposes of corporate cash management. Class A, Class B, Class C and Class X shares are offered under separate prospectuses. The Class A, Class B, Class C and Class X shares have different sales charges and other expenses, which may affect performance. The Class X shares may be purchased only by certain qualified investors (including, but not limited to, IRAs, Roth IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). Each share class represents an ownership interest in the same investment portfolio.

     The Funds' shares are distributed by ING Funds Distributor, Inc. (the "Distributor"), an affiliate of the Investment Manager. The Funds' shares may be sold by retail broker-dealers that are under common control with the Funds. As of the date of this Prospectus, such broker-dealers are Compulife Investor Services, Inc., IFG Network Securities, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, VESTAX Securities Corporation, ING Barings Furman Selz LLC and ING Barings LLC.

     Orders for the purchase of Class I shares of the Funds will be executed at the net asset value per share next determined after an order has been received. The public offering price of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time) on each day the Exchange is open for business.

     The minimum initial investment in a Fund is $1,000. Any subsequent investments must be at least $50. The Distributor may waive these minimums from time to time. All initial investments should be accompanied by a completed Account Application. An Account Application accompanies this Prospectus. All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. Contributions to qualified retirement plans are subject to prevailing limits set by the Internal Revenue Service. Your account will be charged an annual maintenance fee, but you will not be charged more than one such fee with respect to multiple accounts of the same plan type established under the same taxpayer identification number. The Funds reserve the right to reject any purchase order. The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies. Personal third party checks and non-U.S. checks will not be accepted. All initial investments may be made using any of the following methods:

  By Mail Send your completed and signed application and check payable to ING Funds Trust by regular mail to:

                                   ING Funds
                                   P.O. Box 219416
                                   Kansas City, MO 64121-9416

                                 Or by express, registered, or certified mail to:

                                   ING Funds
                                   c/o NFDS
                                   330 W. 9th Street
                                   Kansas City, MO 64105

  Through an Authorized          Contact your broker or investment adviser for
  Broker or Investment           instructions on purchasing shares through their
  Adviser                        organizations. These organizations may impose
                                 additional requirements and charges for the
                                 services rendered.

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     You may purchase additional shares after your account has been established using any of the following methods:

  By Mail                        Send a check payable to ING Funds Trust, along
                                 with a remittance slip from a confirmation
                                 statement or with a letter of instructions
                                 including your account number and Fund name, to
                                 the appropriate address listed above.
  Through an Authorized          Contact your broker or investment adviser.
  Broker or Investment
  Adviser

     Your retirement plan administrator may establish separate policies and procedures concerning the purchase of Fund shares and the completion of documentation related to the purchase of shares. Please consult with your retirement plan administrator to determine if any such separate policies and procedures apply to you.

                              HOW TO REDEEM SHARES

     You may redeem your shares, in whole or in part, on each day a Fund is valued. Shares will be redeemed without charge at the net asset value next determined after a redemption request in good order has been received by the Funds. In the instance where you own more than one class of shares and the class of shares being redeemed are not subject to a contingent deferred sales load, those shares with the highest Rule 12b-1 fee will be redeemed in full prior to any redemption of shares with a lower Rule 12b-1 fee.
     When purchases are made by check in any Fund, redemption proceeds will be made available immediately upon clearance of the purchase check, which may take up to 15 calendar days. You may avoid this delay by investing through wire transfers of federal funds.

     Once your shares are redeemed, the Funds will ordinarily send the proceeds by check to you at the address of record on the next business day. To ensure acceptance of your redemption request, it is important to follow the procedures described below. If you purchased your shares through an Authorized Broker or Investment Adviser, please contact them to inquire which redemption methods are available to you. Under certain circumstances described below, a signature guarantee may be required. You may redeem your shares using any of the following methods:

  By Mail Send your letter of instructions for redemption to the appropriate address.
                                 By regular mail to:
                                 ING Funds
                                   P.O. Box 219416
                                   Kansas City, MO 64121-9416
                                 Or by express, registered or certified mail to:
                                 ING Funds
                                      c/o NFDS
                                      330 W. 9th Street
                                      Kansas City, MO 64105
                                 Your letter of instructions must include:
                                 - the name of the Fund and account number you are
                                   redeeming from
                                 - your name(s) and address as they appear on your
                                   account
                                 - the dollar amount or number of shares you wish to redeem
                                 - your signature(s) as it appears on your account
                                 - a signature guarantee, if required (see below)
                                 - additional information may be required for
                                   redemptions from IRAs or other retirement plans. Please call the Funds at 1-877-INFO-ING for instructions.

ING FUNDS TRUST                                                               11
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  Through an Authorized          You may redeem your shares by contacting your
  Broker or Investment           authorized broker or investment advisor and
  Adviser                        instructing him or her to redeem your shares.
                                 Your representative will then contact the Funds
                                 and place a redemption trade on your behalf.
                                 These organizations may impose certain
                                 restrictions on redemptions and may charge you a
                                 fee for the transaction.

     Your retirement plan administrator may establish separate policies and procedures concerning the redemption of Fund shares and the completion of documentation related to the redemption of shares. Please consult with your retirement plan administrator to determine if any such separate policies and procedures apply to you.

     The Funds reserve the right to redeem in kind. That is, the Funds may honor redemption requests with readily marketable portfolio securities instead of cash if during any 90-day period redemptions exceed the lesser of $250,000 or 1% of the net assets of the redeeming Fund at the beginning of such period. You may incur transaction costs associated with converting these securities to cash.

     Due to the high costs of maintaining small accounts, the Funds may ask that you increase your account balance if (1) the value of your account falls below $500 for three consecutive months as a result of redemptions or exchanges, and
(2) your account has been in existence for at least one year and you have not made any additional purchases in the account within the preceding six calendar months. If the account balance remains below the minimum requirement for 60 days after you are notified, the Funds may close your account and send you the redemption proceeds.

     Signature Guarantees. A signature guarantee is designed to protect the investor, the Funds and their agents by verifying the signature of certain investors seeking to redeem, transfer, or exchange shares of the Funds. Signature guarantees are required for:

     - redemptions by mail in excess of $50,000;

     - redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered;

     - redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 15 days;

     - requests to transfer the registration of shares to another owner; or

     - redemptions or exchanges of shares previously reported as lost/abandoned property, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record.

     The foregoing requirements may be waived or modified upon notice to shareholders.

     Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," contact the Funds at 1-877-INFO-ING.

                               EXCHANGE PRIVILEGE

     Class I shares of a Fund may be exchanged, based on the per share net asset values, for Class I shares of any other Fund. Your exchange will be processed at the next determined net asset value after the Funds receive your request. A new account opened by exchange must be established with the same name(s), address and social security number as the existing account.

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     You may only exchange shares into a Fund which is authorized for sale in your state of residence. The Funds may limit each account to eight exchanges per calendar year. The Funds may change or discontinue the exchange privilege after giving you 60 days' prior notice. An exchange of shares is a taxable event on which you may realize a gain or loss. You may exchange shares using any of the following methods:

  By Mail                        Send a letter of instructions to the Funds which
                                 includes the following information:
                                 - the name of the Fund and the account number you
                                   are exchanging from
                                 - your name(s), address and social security
                                 number
                                 - the dollar amount or number of shares you wish
                                 to exchange
                                 - the name of the Fund you are exchanging into
                                 - your signature(s) as it appears on your account
                                 Send your instructions by regular mail to:
                                 ING Funds
                                   P.O. Box 219416
                                   Kansas City, MO 64121-9416
                                 Or by express, registered or certified mail to:
                                 ING Funds
                                   c/o NFDS
                                   330 W. 9th Street
                                   Kansas City, MO 64105
  Auto-Exchange Privilege        The Auto-Exchange Privilege enables you to invest
                                 regularly, in exchange for shares of a Fund, in
                                 shares of other Funds of which you are a
                                 shareholder. The amount designated ($50 minimum)
                                 will be exchanged automatically according to the
                                 schedule you have selected. The right to exercise
                                 this privilege may be changed or terminated by
                                 the Funds upon 60 days' prior notice. For more
                                 information on this privilege or to obtain an
                                 Auto-Exchange Privilege Authorization Form, call
                                 the Funds at 1-877-INFO-ING.

     Your retirement plan administrator may establish separate policies and procedures concerning the exchange of Fund shares and the completion of documentation related to the exchange of shares. Please consult with your retirement plan administrator to determine if any such separate policies and procedures apply to you.

                               PRICING OF SHARES

     Each of the Funds prices its shares based on its net asset value. The Funds value portfolio securities for which market quotations are readily available at market price. These Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that a Fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because some of the Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

     Each Fund determines the net asset value of its shares as of the close of the NYSE (normally 4:00 p.m., Eastern time) on each day the NYSE is open for business. The price at which a purchase or redemption is effected is based on the next calculation of a Fund's net asset value after the order is placed.

ING FUNDS TRUST                                                               13
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                          DIVIDENDS AND DISTRIBUTIONS

     Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). Each of the Funds will declare dividends daily and pay dividends monthly. In addition, each Fund intends to distribute, at least annually, substantially all of its net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

     Dividends and distributions will be reinvested in additional shares of a Fund at net asset value. If you redeem all or a portion of Fund shares prior to a dividend payment date, you will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

                                     TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. By so qualifying, each Fund generally will not be subject to federal income tax to the extent that it distributes investment company taxable income and net realized capital gains in the manner required under the Code.

     Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. Such withholding taxes may be reduced or eliminated under the terms of applicable United States income tax treaties, and the Funds intend to undertake any procedural steps required to claim the benefits of such treaties.

     Under the backup withholding rules of the Code, you may be subject to 31% withholding of federal income tax on ordinary income dividends paid by a Fund. In order to avoid this backup withholding, you must provide the Funds with a correct taxpayer identification number or certify that you are otherwise exempt from or not subject to backup withholding.

     Special tax treatment, including a penalty on certain pre-retirement distributions, is granted to accounts maintained as qualified retirement plans. The foregoing discussion is intended for shareholders that are exempt from federal income taxes. You should consult your own tax advisor as to the federal, state and local tax consequences of ownership of shares of the Funds in your particular circumstances.

                  MORE INFORMATION ABOUT STRATEGIES AND RISKS

     A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques used by the Funds, see the Statement of Additional Information. Unless indicated otherwise, the following descriptions apply to all Funds.

     Many of the investment techniques and strategies discussed in this Prospectus and in the Statement of Additional Information are discretionary, which means that the Investment Manager or Sub-Adviser can decide whether to use them or not. The Investment Manager or Sub-Adviser may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

     Temporary Defensive Strategies (All Funds). When the Investment Manager or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies. Under such circumstances, up to 100% of the Fund's assets may be invested in investment grade fixed income securities (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services), money market securities, certificates of deposit, bankers' acceptances, commercial paper or in any other securities which in either the Investment Manager's or Sub-Adviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

     Investments in Foreign Securities (All Funds except ING Mortgage Income
Fund). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of

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currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

     Each Fund that invests in foreign securities may enter in to foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions or to help protect the Fund against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

     Emerging Market Investments (ING High Yield Bond Fund, ING Intermediate Bond Fund and ING International Bond Fund). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

     High Yield Securities (ING High Yield Bond Fund, ING Intermediate Bond Fund and ING International Bond Fund). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero-coupon or payment-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher-grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

     Corporate and Municipal Debt Securities (All Funds). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

     Initial Public Offerings (All Funds). A significant portion of a Fund's return may be attributable to its investment in initial public offerings. When a Fund's asset base is small, the impact of such investments on a Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

     U.S. Government Securities (All Funds). Some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

     Convertible Securities (All Funds). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

     Other Investment Companies (All Funds). Each Fund may invest up to 10% of its assets in other unaffiliated investment companies. There is no limit with regard to investments in affiliated investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

ING FUNDS TRUST                                                               15
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     Restricted and Illiquid Securities (All Funds). Each Fund may invest up to 15% of its net assets in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

     Mortgage-Related Securities (All Funds). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

     Asset-Backed Securities (All Funds). Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities often do not contain the benefit of a complete security interest in the related collateral. The risks associated with asset-backed securities may be reduced by the addition of credit enhancements such as a bank letter of credit or a third-party guarantee.

     Derivatives (All Funds). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, so please check the description of the Fund's policies found in the Statement of Additional Information. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

     Dollar Roll Transactions (All Funds). The Funds may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds' use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities.

     Repurchase Agreements (All Funds). Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

     Lending Portfolio Securities (All Funds). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

     Borrowing (All Funds). Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any

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increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     Reverse Repurchase Agreements (All Funds). A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase a Fund's yield; however, such transactions may result in a shareholder's loss of principal.

     Short Sales (ING Intermediate Bond Fund and ING High Yield Bond Fund). A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

     Investments in Small- and Mid-Capitalization Companies (ING High Yield Bond Fund and ING Intermediate Bond Fund). Certain Funds may invest in small and mid capitalization companies. Investments in mid-and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

     Non-diversified Investment Companies (ING International Bond
Fund). Certain Funds are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

     Fundamental and Non-Fundamental Policies (All Funds). Unless otherwise stated, all investment objectives and policies are non-fundamental and may be amended without shareholder approval.

     Percentage Investment Limitations (All Funds). Unless otherwise stated, percentage limitations in this prospectus apply at the time of investment.

     Portfolio Turnover (All Funds). Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

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                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the financial performance of the Funds' Class I Shares for the fiscal period ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). Past performance does not guarantee future results. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request. Because the following Fund had not commenced operations prior to October 31, 1999, financial highlights are not presented for ING Mortgage Income Fund. In addition, because the following Funds had not commenced operations of the Class I shares prior to October 31, 1999, financial highlights are not presented for ING Intermediate Bond Fund and ING High Yield Bond Fund.

For a share of beneficial interest outstanding throughout the period:

                                                                   ING
                                                              INTERNATIONAL
                                                              BOND FUND(1)
                                                              -------------
Net asset value per share, beginning of period..............     $ 8.97
From investment operations:
  Net investment income(2)..................................       0.09
  Net realized and unrealized loss(2)(3)....................      (0.21)
                                                                 ------
  Total from investment operations..........................      (0.12)
                                                                 ------
Distributions paid from return of capital...................      (0.09)
                                                                 ------
Net asset value per share, end of period....................     $ 8.76
Net assets, end of period (in thousands)....................     $    5
Total investment return at net asset value(4)(5)............      -1.35%
Ratios to average net assets(6):
  Net expenses..............................................       1.03%
  Gross expenses............................................       1.81%
  Net investment income.....................................       3.84%
Portfolio turnover rate(5)..................................     140.92%

------------------------------

(1) Class I shares commenced offering on July 29, 1999.

(2) Per share amount is based on average number of shares outstanding during the period.

(3) Includes gains and losses on foreign currency transactions.

(4) Total return assumes reinvestment of all dividend and capital gain distributions, if any. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(5) Not annualized.

(6) Annualized.

INVESTMENT MANAGER

  ING Mutual Funds Management Co. LLC
  1475 Dunwoody Drive
  West Chester,  PA 19380-1478

SUB-ADVISERS

  Baring Asset Management, Inc.
  125 High Street
  Boston, MA 02110

  Baring International Investment Limited
  155 Bishopsgate
  London, England EC2M 3XY

  Baring Asset Management (Asia) Limited
  19/F Edinburgh Tower, The Landmark,
  15 Queens Road, Central, Hong Kong

  ING Investment Management LLC
  5780 Powers Ferry Road, N.W., Suite 300
  Atlanta, GA 30327

DISTRIBUTOR

    ING Funds Distributor, Inc.
    1475 Dunwoody Drive
    West Chester,  PA 19380-1498

 CUSTODIAN

    State Street Bank and Trust Company
    801 Pennsylvania Street
    Kansas City, MO 64105

 TRANSFER AGENT

    DST Systems, Inc.
    333 W. 11th Street
    Kansas City, MO 64105

 INDEPENDENT AUDITORS

    Ernst & Young LLP
    787 Seventh Avenue
    New York, NY  10019

 LEGAL COUNSEL

    Paul, Weiss, Rifkind, Wharton & Garrison
    1285 Avenue of the Americas
    New York, NY 10019-6064

Additional information about the Funds is included in the Statement of Additional Information ("SAI") dated February 28, 2000, as amended or supplemented from time to time, which is incorporated by reference in its entirety. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call 1-877-INFO-ING.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site can be obtained for a fee by writing to: Securities and Exchange Commission, Public Reference Section, Washington D.C. 20549-6009.

Investment Company Act File No. 811-08895

ING FUNDS PROSPECTUS
February 28, 2000


CLASS I SHARES



MONEY MARKET FUNDS
         ING Money Market Fund
         ING U.S. Treasury Money Market Fund








         This Prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records. Although these securities have been registered with the Securities and Exchange Commission, the Commission has not judged them for investment merit and does not guarantee the accuracy or adequacy of the information in this Prospectus. Anyone who informs you otherwise is committing a criminal offense.


                                                  [INSERT ING [LION LOGO] FUNDS]

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                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
FUNDS AT A GLANCE...........................................    1
MONEY MARKET FUNDS..........................................    2
  ING Money Market Fund.....................................    2
  ING U.S. Treasury Money Market Fund.......................    3
FEES AND EXPENSES...........................................    4
MANAGEMENT OF THE FUNDS.....................................    4
HOW TO PURCHASE SHARES......................................    5
HOW TO REDEEM SHARES........................................    6
EXCHANGE PRIVILEGE..........................................    8
PRICING OF SHARES...........................................    9
DIVIDENDS AND DISTRIBUTIONS.................................    9
TAXES.......................................................    9
MORE INFORMATION ABOUT STRATEGIES AND RISKS.................    9
FINANCIAL HIGHLIGHTS........................................   11

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                               FUNDS AT A GLANCE

 ING MONEY MARKET FUND

     Investment Objective. A high level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

     Main Investments. A diversified portfolio of high quality, U.S. dollar-denominated short-term debt securities which are determined by the Sub-Adviser to present minimal credit risks.

     Main Risks. You could lose money. The Fund's yield will vary. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

 ING U.S. TREASURY MONEY MARKET FUND

     Investment Objective. A high level of current income as is consistent with liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share.

     Main Investments. A diversified portfolio of short-term U.S. Treasury securities and repurchase agreements which are fully collateralized by U.S. Treasury securities.

     Main Risks. You could lose money. The Fund's yield will vary. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

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                               MONEY MARKET FUNDS

 ING MONEY MARKET FUND

     Investment Objective. The Fund seeks to provide investors with a high level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

     Principal Investment Strategies. The Fund will operate as a diversified fund and invest in a portfolio of high-quality, U.S. dollar denominated short-term debt obligations which are determined by the Sub-Adviser to present minimal credit risks.

     Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

     The Fund will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to, (i) U.S. Government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage-backed and asset-backed securities, guaranteed investment contracts, loan participation interests, medium-term notes, and other promissory notes, including floating and variable rate obligations; and (iii) the following domestic, Yankeedollar and Eurodollar obligations: certificates of deposit, time deposits, bankers acceptances, commercial paper, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Fund may invest more than 25% of its total assets in instruments issued by domestic banks.

     The Fund may purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis. The Fund may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate. The Fund may enter into repurchase agreements.

     In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity, as well as adherence to regulatory requirements. The four steps are:

     - First, a formal list of high-quality issuers is actively maintained;

     - Second, securities of issuers on the approved list which meet maturity guidelines and are rated "first tier" (that is, they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund's Board of Trustees) are selected for investment;

     - Third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and

     - Finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will vary and the Fund may not achieve as high a level of current income as other funds that do not limit their investments to the high-quality securities in which the Fund invests.

     Performance Summary. The following bar chart and tables depict the Fund's annual returns and long-term performance. The Fund's past performance is not an indication of its future performance. The returns shown are for the Fund's Class A shares which are not offered in this prospectus. The Class I shares would have substantially similar annual returns because the Class I shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class I shares and Class A shares do not have the same expenses.

ING FUNDS TRUST                                                                3
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ANNUAL TOTAL RETURNS

     The following bar chart depicts changes in the performance of the Fund's Class A shares for the year ended December 31, 1999. The bar chart does not reflect sales loads. If it did, the annual total return shown would be lower.

                                                                           MONEY MARKET FUND
                                                                           -----------------
1999                                                                             4.64%

BEST/WORST QUARTERS

     During the periods shown in the bar chart, the best and worst quarterly performance were as follows:

Best Quarter (quarter ended 12/31/99).......  1.25%
---------------------------------------------------
Worst Quarter (quarter ended 6/30/99).......  1.07%

PERFORMANCE TABLE

     The following performance table discloses the Fund's average annual return as of December 31, 1999 for the Class A shares.

 AVERAGE ANNUAL RETURNS
 (as of 12/31/99)

                                           CLASS A
                                           -------
1 Year...................................   4.64%
--------------------------------------------------
Since Inception (12/15/98)...............    4.64

     The Fund's seven-day yield as of December 31, 1999 for the Class I shares was 5.51%. The "seven-day yield" is an annualized figure -- the amount you would earn if you kept your investment in the Fund and the Fund continued to earn the same net interest income throughout the year.

     The Fund's seven-day effective yield as of December 31, 1999 for the Class I shares was 5.66%. The "seven-day effective yield" (also an annualized figure) assumes that dividends are reinvested and compounded.

     For the Fund's current seven-day yield and seven-day effective yield, call the Fund at 1-877-INFO-ING (1-877-463-6464).

 ING U.S. TREASURY MONEY MARKET FUND

     Investment Objective. The Fund seeks to provide investors with a high level of current income as is consistent with liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share.

     Principal Investment Strategies. The Fund will operate as a diversified fund and invest in direct short-term obligations of the United States Treasury, which are backed by the full faith and credit of the United States Government. The Fund may also invest in repurchase agreements which are fully collateralized by U.S. Treasury securities. The Fund may purchase U.S. Treasury securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis.

     Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

     Maturity decisions are made by the Sub-Adviser based upon liquidity requirements, yield curve analysis and market expectations of future interest rates.

     A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

     Principal Risks. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will vary and the Fund may not achieve as high a level of current income as other funds that do not limit their investments to the high-quality securities in which the Fund invests.

     Performance Summary. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING U.S. Treasury Money Market Fund has not yet commenced operations, there is no performance information included in this Prospectus.

 4                                                               ING FUNDS TRUST
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                               FEES AND EXPENSES

     The following tables describe the fees and expenses that you will pay if you buy and hold Class I shares of the Funds.

                                                                                   ING
                                                                  ING         U.S. TREASURY
                                                              MONEY MARKET    MONEY MARKET
                                                                  FUND            FUND
                                                              ------------    -------------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)...........................................      NONE            NONE
Maximum Sales Load Imposed on Reinvested Dividends (as a
  percentage of offering price).............................      NONE            NONE
Maximum Contingent Deferred Sales Load (as a percentage of
  the lesser of the net asset value at the time of
  redemption or at the time of purchase)....................      NONE            NONE
Redemption Fee..............................................      NONE            NONE
Exchange Fee................................................      NONE            NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
  from Fund assets)
Management Fees.............................................     0.25%           0.25%
Distribution (12b-1) Fees...................................     0.00%           0.00%
Shareholder Servicing Fees..................................     0.00%           0.00%
Other Expenses..............................................     0.34%           0.25%(1)
                                                                  ----            ----
TOTAL FUND OPERATING EXPENSES...............................     0.59%           0.50%
Fee Waiver and/or Reimbursements by Investment Manager(2)...     0.28%           0.19%
                                                                  ----            ----
NET EXPENSES................................................     0.31%           0.31%
                                                                  ====            ====

------------------------------

(1) Other expenses for the ING U.S. Treasury Money Market Fund are based on estimated amounts for the current fiscal year.

(2) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses". Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses".

EXAMPLES

     These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each Example assumes that:

     - you invest $10,000 in Class I shares of each Fund for the time period indicated;

     - your investment has a 5% return each year;

     - the Fund's operating expenses remain the same, except for the expiration of the contractual expense limitations on October 31, 2000; and

     - you redeem all of your shares at the end of the time period indicated. The following expenses would be the same without redemption.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                             ------        -------        -------        --------
MONEY MARKET FUNDS
  ING Money Market Fund....................   $32           $161           $302            $713
  ING U.S. Treasury Money Market Fund......   $32           $141

                            MANAGEMENT OF THE FUNDS

     The Investment Manager. ING Mutual Funds Management Co. LLC (the "Investment Manager") serves as each Fund's investment manager. The Investment Manager is a wholly owned indirect subsidiary of ING Groep N.V. ("ING Group") and is registered with the Securities and Exchange Commission. The Investment Manager is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 1999, the Investment Manager managed over $1.23 billion in assets.

     The Investment Manager supervises all aspects of each Fund's operations and provides investment advisory services

ING FUNDS TRUST                                                                5
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to the Funds. This includes engaging sub-advisers, as well as monitoring and evaluating the management of the assets of each such Fund by its sub-adviser. The Investment Manager has acted as an investment adviser to mutual funds since 1998. Today, the Investment Manager advises or manages 30 investment portfolios, including the Funds, encompassing a broad range of investment objectives.

     Investment Manager Compensation. The following table shows the aggregate annual advisory fee to be paid by each Fund as a percentage of that Fund's average daily net assets:

FUND                                      ADVISORY FEE
----                                      ------------
ING Money Market Fund...................     0.25%
ING U.S. Treasury Money Market Fund.....     0.25%

     The Sub-Adviser. The Investment Manager has engaged an affiliated investment management firm to act as sub-adviser to the Funds, as indicated in the table below. The sub-adviser has full investment discretion to make all determinations with respect to the investment of a Fund's assets and the purchase and sale of portfolio securities and other investments. The sub-adviser is a wholly owned indirect subsidiary of ING Group and is registered with the Securities and Exchange Commission.

FUND                                 SUB-ADVISER
----                                 -----------
ING Money Market Fund.....  ING Investment Management LLC
ING U.S. Treasury Money
  Market Fund.............  ING Investment Management LLC

     ING Investment Management LLC. ING Investment Management LLC ("IIM") serves as sub-adviser to the ING Money Market Fund and the ING U.S. Treasury Money Market Fund. IIM is located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327. IIM is engaged in the business of providing investment advice to portfolios which, as of December 31, 1999, were valued at $28.6 billion. IIM also advises other registered investment companies.

     Portfolio Managers. The following individuals are primarily responsible for the day-to-day management of each Fund's portfolio:

     ING Money Market Fund. Ms. Jennifer J. Thompson, CFA leads a team of three investment professionals in managing the Fund. Ms. Thompson has been employed by IIM as an investment professional since 1998 and has seven years of investment experience.

     ING U.S. Treasury Money Market Fund. Ms. Jennifer J. Thompson, CFA leads a team of three investment professionals in managing the Fund. Ms. Thompson has been employed by IIM as an investment professional since 1998 and has seven years of investment experience.

                             HOW TO PURCHASE SHARES

     The Funds offer a choice of five share classes, each with its own sales load and expense structure, allowing you to invest in the way that best suits your needs. Class I shares are offered in this Prospectus and may be purchased only by (i) retirement plans affiliated with ING Group, and (ii) ING Group and its affiliates for purposes of corporate cash management. Class A, Class B, Class C and Class X shares are offered under separate prospectuses. The Class A, Class B, Class C and Class X shares have different sales charges and other expenses, which may affect performance. The Class X shares may be purchased only by certain qualified investors (including, but not limited to, IRAs, Roth IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). Each share class represents an ownership interest in the same investment portfolio.

     The Funds' shares are distributed by ING Funds Distributor, Inc. (the "Distributor"), an affiliate of the Investment Manager. The Funds' shares may be sold by retail broker-dealers that are under common control with the Funds. As of the date of this Prospectus, such broker-dealers are Compulife Investor Services, Inc., IFG Network Securities, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, VESTAX Securities Corporation, ING Barings Furman Selz LLC and ING Barings LLC.

     Orders for the purchase of Class I shares of the Funds will be executed at the net asset value per share next determined after an order has been received. The public offering price of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time) on each day the Exchange and the Federal Reserve Bank are open for business.

     Notwithstanding the foregoing, a purchase order for shares of a Fund within this Prospectus must generally be received by a specified "cut-off " time to be executed on the same day at the price per share next determined, provided that the Funds' custodian receives federal funds or other immediately available funds by 4 p.m. Eastern time. The cut-off time applicable to the ING Money Market Fund is 3:00 p.m. Eastern time and the cut-off time applicable to the ING U.S. Treasury Money Market Fund is 12 noon Eastern time.

 6                                                               ING FUNDS TRUST
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     The minimum initial investment in a Fund is $1,000. Any subsequent investments must be at least $50. The Distributor may waive these minimums from time to time. All initial investments should be accompanied by a completed Account Application. An Account Application accompanies this Prospectus. All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. Contributions to qualified retirement plans are subject to prevailing limits set by the Internal Revenue Service. Your account will be charged an annual maintenance fee, but you will not be charged more than one such fee with respect to multiple accounts of the same plan type established under the same taxpayer identification number. The Funds reserve the right to reject any purchase order. The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies. Personal third party checks and non-U.S. checks will not be accepted. All initial investments may be made using any of the following methods:

  By Mail                        Send your completed and signed application and check
                                 payable to ING Funds Trust by regular mail to:

                                   ING Funds
                                   P.O. Box 219416
                                   Kansas City, MO 64121-9416

                                 Or by express, registered, or certified mail to:

                                   ING Funds
                                   c/o NFDS
                                   330 W. 9th Street
                                   Kansas City, MO 64105

  Through an Authorized          Contact your broker or investment adviser for
  Broker or Investment           instructions on purchasing shares through their
  Adviser                        organizations. These organizations may impose additional
                                 requirements and charges for the services rendered.

     You may purchase additional shares after your account has been established using any of the following methods:

  By Mail                        Send a check payable to ING Funds Trust, along with a
                                 remittance slip from a confirmation statement or with a
                                 letter of instructions including your account number and
                                 Fund name, to the appropriate address listed above.

  Through an Authorized          Contact your broker or investment adviser.
  Broker or Investment
  Adviser

     Your retirement plan administrator may establish separate policies and procedures concerning the purchase of Fund shares and the completion of documentation related to the purchase of shares. Please consult with your retirement plan administrator to determine if any such separate policies and procedures apply to you.

                              HOW TO REDEEM SHARES

     You may redeem your shares, in whole or in part, on each day a Fund is valued. Shares will be redeemed without charge at the net asset value next determined after a redemption request in good order has been received by the Funds. In the instance where you own more than one class of shares and the class of shares being redeemed are not subject to a contingent deferred sales load, those shares with the highest Rule 12b-1 fee will be redeemed in full prior to any redemption of shares with a lower Rule 12b-1 fee.

     When purchases are made by check in any Fund, redemption proceeds will be made available immediately upon clearance of the purchase check, which may take up to 15 calendar days. You may avoid this delay by investing through wire transfers of federal funds.

ING FUNDS TRUST                                                                7
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     Once your shares are redeemed, the Funds will ordinarily send the proceeds by check to you at the address of record on the next business day. To ensure acceptance of your redemption request, it is important to follow the procedures described below. If you purchased your shares through an Authorized Broker or Investment Adviser, please contact them to inquire which redemption methods are available to you. Under certain circumstances described below, a signature guarantee may be required. You may redeem your shares using any of the following methods:

  By Mail                        Send your letter of instructions for redemption to the
                                 appropriate address.
                                 By regular mail to:
                                   ING Funds
                                   P.O. Box 219416
                                   Kansas City, MO 64121-9416
                                 Or by express, registered or certified mail to:
                                   ING Funds
                                   c/o NFDS
                                   330 W. 9th Street
                                   Kansas City, MO 64105
                                 Your letter of instructions must include:
                                 - the name of the Fund and account number you are
                                 redeeming from
                                 - your name(s) and address as they appear on your account
                                 - the dollar amount or number of shares you wish to
                                 redeem
                                 - your signature(s) as it appears on your account
                                 - a signature guarantee, if required (see below)
                                 - additional information may be required for redemptions
                                 from IRAs or other retirement plans. Please call the
                                 Funds at 1-877-INFO-ING for instructions.
  Through an Authorized          You may redeem your shares by contacting your authorized
  Broker or Investment           broker or investment advisor and instructing him or her
  Adviser                        to redeem your shares. Your representative will then
                                 contact the Funds and place a redemption trade on your
                                 behalf. These organizations may impose certain
                                 restrictions on redemptions and may charge you a fee for
                                 the transaction.

     Your retirement plan administrator may establish separate policies and procedures concerning the redemption of Fund shares and the completion of documentation related to the redemption of shares. Please consult with your retirement plan administrator to determine if any such separate policies and procedures apply to you.

     The Funds reserve the right to redeem in kind. That is, the Funds may honor redemption requests with readily marketable portfolio securities instead of cash if during any 90-day period redemptions exceed the lesser of $250,000 or 1% of the net assets of the redeeming Fund at the beginning of such period. You may incur transaction costs associated with converting these securities to cash.

     Due to the high costs of maintaining small accounts, the Funds may ask that you increase your account balance if (1) the value of your account falls below $500 for three consecutive months as a result of redemptions or exchanges, and
(2) your account has been in existence for at least one year and you have not made any additional purchases in the account within the preceding six calendar months. If the account balance remains below the minimum requirement for 60 days after you are notified, the Funds may close your account and send you the redemption proceeds.

     Signature Guarantees. A signature guarantee is designed to protect the investor, the Funds and their agents by verifying the signature of certain investors seeking to redeem, transfer, or exchange shares of the Funds. Signature guarantees are required for:

     - redemptions by mail in excess of $50,000;

     - redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered;

     - redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 15 days;

     - requests to transfer the registration of shares to another owner; or

 8                                                               ING FUNDS TRUST
--------------------------------------------------------------------------------

     - redemptions or exchanges of shares previously reported as lost/abandoned property, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record.

     The foregoing requirements may be waived or modified upon notice to shareholders.

     Acceptable guarantors include banks, broker-dealers,

credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," contact the Funds at 1-877-INFO-ING.

                               EXCHANGE PRIVILEGE

     Class I shares of a Fund may be exchanged, based on the per share net asset values, for Class I shares of any other Fund. Your exchange will be processed at the next determined net asset value after the Funds receive your request. A new account opened by exchange must be established with the same name(s), address and social security number as the existing account.

     You may only exchange shares into a Fund which is authorized for sale in your state of residence. The Funds may limit each account to eight exchanges per calendar year. The Funds may change or discontinue the exchange privilege after giving you 60 days' prior notice. An exchange of shares is a taxable event on which you may realize a gain or loss. You may exchange shares using any of the following methods:

  By Mail                        Send a letter of instructions to the Funds which includes
                                 the following information:
                                 - the name of the Fund and the account number you are
                                   exchanging from
                                 - your name(s), address and social security number
                                 - the dollar amount or number of shares you wish to
                                 exchange
                                 - the name of the Fund you are exchanging into
                                 - your signature(s) as it appears on your account
                                 Send your instructions by regular mail to:
                                   ING Funds
                                   P.O. Box 219416
                                   Kansas City, MO 64121-9416
                                 Or by express, registered or certified mail to:
                                   ING Funds
                                   c/o NFDS
                                   330 W. 9th Street
                                   Kansas City, MO 64105
  Auto-Exchange Privilege        The Auto-Exchange Privilege enables you to invest
                                 regularly, in exchange for shares of a Fund, in shares of
                                 other Funds of which you are a shareholder. The amount
                                 designated ($50 minimum) will be exchanged automatically
                                 according to the schedule you have selected. The right to
                                 exercise this privilege may be changed or terminated by
                                 the Funds upon 60 days' prior notice. For more
                                 information on this privilege or to obtain an
                                 Auto-Exchange Privilege Authorization Form, call the
                                 Funds at 1-877-INFO-ING.

     Your retirement plan administrator may establish separate policies and procedures concerning the exchange of Fund shares and the completion of documentation related to the exchange of shares. Please consult with your retirement plan administrator to determine if any such separate policies and procedures apply to you.

ING FUNDS TRUST                                                                9
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                               PRICING OF SHARES

     Each of the Funds prices its shares based on its net asset value. The Funds use the amortized cost method to value its portfolio securities and seek to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. Although the Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Funds, there can be no assurance that each Fund's net asset value can be maintained at $1.00 per share.

     Each Fund determines the net asset value of its shares as of the close of the NYSE (normally 4:00 p.m., Eastern time) on each day the NYSE and the Federal Reserve Bank are open for business. The price at which a purchase or redemption is effected is based on the next calculation of a Fund's net asset value after the order is placed.

                          DIVIDENDS AND DISTRIBUTIONS

     Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). Each of the Funds will declare dividends daily and pay dividends monthly. In addition, each Fund intends to distribute, at least annually, substantially all of its net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

     Dividends and distributions will be reinvested in additional shares of a Fund at net asset value. If you redeem all or a portion of Fund shares prior to a dividend payment date, you will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

                                     TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. By so qualifying, each Fund generally will not be subject to federal income tax to the extent that it distributes investment company taxable income and net realized capital gains in the manner required under the Code.

     Under the backup withholding rules of the Code, you may be subject to 31% withholding of federal income tax on ordinary income dividends paid by a Fund. In order to avoid this backup withholding, you must provide the Funds with a correct taxpayer identification number or certify that you are otherwise exempt from or not subject to backup withholding.

     Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as qualified retirement plans. The foregoing discussion is intended for shareholders that are exempt from federal income taxes. You should consult your own tax advisor as to the federal, state and local tax consequences of ownership of shares of the Funds in your particular circumstances.

                  MORE INFORMATION ABOUT STRATEGIES AND RISKS

     A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques used by the Funds, see the Statement of Additional Information. Unless indicated otherwise, the following descriptions apply to all Funds.

     Many of the investment techniques and strategies discussed in this Prospectus and in the Statement of Additional Information are discretionary, which means that the Investment Manager or Sub-Adviser can decide whether to use them or not. The Investment Manager or Sub-Adviser may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

     Corporate Debt Securities (ING Money Market Fund Only). Debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to

 10                                                              ING FUNDS TRUST
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such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

     U.S. Government Agency Securities (ING Money Market Fund Only). Some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

     Other Investment Companies (All Funds). Each Fund may invest up to 10% of its assets in other unaffiliated investment companies. There is no limit with regard to investments in affiliated investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

     Restricted and Illiquid Securities (ING Money Market Fund Only). Each Fund may invest up to 10% of its net assets in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

     Mortgage-Related Securities (ING Money Market Fund Only). Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

     Asset-Backed Securities (ING Money Market Fund). Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities often do not contain the benefit of a complete security interest in the related collateral. The risks associated with asset-backed securities may be reduced by the addition of credit enhancements such as a bank letter of credit or a third-party guarantee.

     Repurchase Agreements (All Funds). Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

     Lending Portfolio Securities (All Funds). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

     Borrowing (All Funds). Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     Fundamental and Non-Fundamental Policies (All Funds). Unless otherwise stated, all investment objectives and policies are non-fundamental and may be amended without shareholder approval.

     Percentage Investment Limitations (All Funds). Unless otherwise stated, percentage limitations in this prospectus apply at the time of investment.

ING FUNDS TRUST                                                               11
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                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the financial performance of the ING Money Market Fund's Class I Shares for the fiscal period ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Past performance does not guarantee future results. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request. Because the following fund had not commenced operations prior to October 31, 1999, financial highlights are not presented for ING U.S. Treasury Money Market Fund.

For a share of beneficial interest outstanding throughout the period:

                                                                  ING MONEY
                                                               MARKET FUND(1)
                                                              -----------------
Net asset value per share, beginning of period..............       $ 1.00
From investment operations:
  Net investment income(2)..................................         0.00*
  Net realized and unrealized gain..........................           --
  Total from investment operations..........................         0.00*
                                                                   ------
Distributions paid from investment income...................        (0.00)*
                                                                   ------
Net asset value per share, end of period....................       $ 1.00
Net assets, end of period (in thousands)....................       $1,906
Total investment return at net asset value(3)(4)............         0.28%
Ratios to average net assets(5):
  Net expenses..............................................         0.31%
  Gross expenses............................................         0.59%
  Net investment income.....................................         5.29%

------------------------------

 (1) Class I shares commenced offering on October 13, 1999.

 (2) Per share amount is based on average number of shares outstanding during the period.

 (3) Total return assumes reinvestment of all dividend and capital gain distributions, if any. Total returns would be lower if the Fund's expenses were not waived or reimbursed.

 (4) Not annualized.

 (5) Annualized.

*   Amount represents less than $0.01.

INVESTMENT MANAGER                                   TRANSFER AGENT

  ING Mutual Funds Management Co. LLC                DST Systems, Inc.
  1475 Dunwoody Drive                                333 W. 11th Street
  West Chester,  PA 19380-1478                       Kansas City, MO 64105

SUB-ADVISER                                          INDEPENDENT AUDITORS

  ING Investment Management LLC                      Ernst & Young LLP
  5780 Powers Ferry Road, N.W., Suite 300            787 Seventh Avenue
  Atlanta, GA 30327                                  New York, NY  10019

DISTRIBUTOR                                          LEGAL COUNSEL

  ING Funds Distributor, Inc.                        Paul, Weiss, Rifkind, Wharton & Garrison
  1475 Dunwoody Drive                                1285 Avenue of the Americas
  West Chester,  PA 19380-1478                       New York, NY  10019-6064

CUSTODIAN

  State Street Bank and Trust Company
  801 Pennsylvania Street
  Kansas City, MO 64105


Additional information about the Funds is included in the Statement of Additional Information ("SAI") dated February 28, 2000, as amended or supplemented from time to time, which is incorporated by reference in its entirety. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call 1-877-INFO-ING.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site can be obtained for a fee by writing to: Securities and Exchange Commission, Public Reference Section, Washington D.C. 20549-6009.

Investment Company Act File No. 811-08895

                      STATEMENT OF ADDITIONAL INFORMATION


                                 ING Funds Trust
                               1475 Dunwoody Drive
                             West Chester, PA 19380
                 General and Account Information: 1-877-INFO-ING



             ING MUTUAL FUNDS MANAGEMENT CO. LLC, Investment Manager
                            ("IMFC" or the "Manager")

       ING FUNDS DISTRIBUTOR, INC., Distributor and Principal Underwriter
                          ("IFD" or the "Distributor")

         This Statement of Additional Information ("SAI") describes the shares of 27 funds (each, a "Fund" or, collectively, the "Funds") managed by IMFC. Each Fund is a portfolio of ING Funds Trust (the "Trust"), an open-end management investment company. The Funds are:

Stock Funds                              Bond Funds                            Money Market Funds

ING Large Cap Growth Fund                ING Intermediate Bond Fund            ING U.S. Treasury Money
ING Growth & Income Fund                 ING High Yield Bond Fund                   Market Fund
ING Mid Cap Growth Fund                  ING International Bond Fund           ING Money Market Fund
ING Small Cap Growth Fund                ING Mortgage Income Fund              ING National Tax-Exempt
ING Balanced Fund                        ING Stable Value Fund                 Money Market Fund
ING Global Brand Names Fund              ING National Tax-Exempt Bond Fund
ING International Equity Fund
ING Emerging Markets Equity Fund
ING European Equity Fund
ING Tax Efficient Equity Fund
ING Tax Efficient Equity Value
     Fund
ING Focus Fund
ING Global Information
     Technology Fund
ING Global Communications Fund
ING Global Real Estate Fund
ING Internet Fund
ING Internet Fund II
ING Quality of Life Fund

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the current Prospectus for the Funds, dated February 28, 2000, as amended or supplemented from time to time. This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus may be obtained without charge by writing or calling the Funds at the address and telephone number printed above.

February 28, 2000

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------
                                TABLE OF CONTENTS
                                -----------------

                                                                                            Page
INVESTMENT POLICIES AND RISKS......................................................           1
         Common Stocks.............................................................           1
         Preferred Stocks..........................................................           1
         U.S. Treasury Obligations.................................................           1
         U.S. Government Securities................................................           1
         STRIPS and Zero Coupon Securities.........................................           2
         When-Issued, Delayed Delivery Securities and Forward Commitments..........           2
         Warrants..................................................................           2
         Commercial Paper..........................................................           2
         Domestic and Foreign Bank Obligations.....................................           3
         Corporate Debt Securities.................................................           4
         Mortgage-Related Securities...............................................           4
         GNMA Certificates.........................................................           5
         FNMA Certificates.........................................................           5
         FHLMC Securities..........................................................           6
         FHLMC Certificates........................................................           6
         Non-Agency Mortgage-Backed Securities.....................................           7
         Adjustable Rate Mortgage Securities.......................................           7
         Collateralized Mortgage Obligations.......................................           8
         Real Estate Securities....................................................           8
         Open-End And Closed-End Investment Companies..............................           9
         Asset-Backed Securities...................................................           9
         Foreign Securities........................................................           9
         Emerging Country and Emerging Securities Markets..........................          10
         Depository Receipts.......................................................          10
         Convertible Securities....................................................          12
         Variable Rate Demand Obligations And Floating Rate Instruments............          13
         Guaranteed Investment Contracts...........................................          13
         Private Funds.............................................................          14
         Options On Securities.....................................................          14
         Over-The-Counter Options..................................................          15
         Options On Indices........................................................          16
         Foreign Currency Options..................................................          16
         Dollar Roll Transactions..................................................          17
         Swap Agreements...........................................................          17
         Foreign Currency Futures Transactions.....................................          18
         Foreign Government Obligations; Securities of Supranational Entities......          18
         Interest Rate Futures Contracts...........................................          19
         Short Sales...............................................................          19
         Loans Of Portfolio Securities.............................................          20
         Repurchase Agreements.....................................................          20
         Borrowing.................................................................          20
         Reverse Repurchase Agreements.............................................          21
         Lower-Rated Securities....................................................          21

         Illiquid Securities.......................................................          22
ADDITIONAL RISK CONSIDERATIONS.....................................................          23
         General...................................................................          23
         Equity Securities.........................................................          24
         Real Estate Securities....................................................          24
         Foreign Securities........................................................          25
         Fixed Income Securities...................................................          25
         Options and Futures Contracts.............................................          25
         Techniques Involving Leverage.............................................          26
         Non-Diversified Investment Companies......................................          27
         Concentration.............................................................          27
         Wrapper Agreements........................................................          27
         Portfolio Turnover........................................................          28
INVESTMENT RESTRICTIONS............................................................          29
MANAGEMENT ........................................................................          31
          Trustees and Officers....................................................          31
          Investment Manager.......................................................          33
          Sub-Advisers.............................................................          34
          Distribution of Fund Shares..............................................          35
          Transfer Agent, Fund Accountant and Account Services.....................          36
          Rule 12b-1 Distribution Plan.............................................          36
          Shareholder Servicing Plan...............................................          39
DETERMINATION OF NET ASSET VALUE...................................................          39
ADDITIONAL PURCHASE INFORMATION....................................................          42
          Description of Class A Shares............................................          42
          Description of Class B Shares............................................          44
          Description of Class C Shares............................................          46
          Description of Class X Shares............................................          46
          Description of Class I Shares............................................          48
          Minimum Account Balance..................................................          48
          Reinvestment Privilege...................................................          48
ADDITIONAL REDEMPTION INFORMATION..................................................          49
          Redemption Fees..........................................................          49
          Signature Guarantees.....................................................          50
          Redemption in Kind.......................................................          50
PURCHASE AND REDEMPTION PLANS......................................................          51
BROKER-DEALER COMPENSATION.........................................................          53
PORTFOLIO TRANSACTIONS.............................................................          54
          Portfolio Turnover.......................................................          56
TAXATION...........................................................................          56
OTHER INFORMATION .................................................................          63
          Capitalization...........................................................          63
          Voting Rights............................................................          63
          Performance Information..................................................          64
          Principal Holders of Fund Shares.........................................          67
          Code of Ethics...........................................................          80
          Custodian................................................................          80
          Legal Counsel............................................................          81
          Independent Auditors.....................................................          81

FINANCIAL HIGHLIGHTS...............................................................          81
APPENDIX...........................................................................          82

                         INVESTMENT POLICIES AND RISKS

         The Prospectus discusses the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies.

         COMMON STOCKS (All Funds, except Money Market Funds). Common stock represents the residual ownership interest in the issuer after all of its obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market volatility.

         PREFERRED STOCKS (All Funds, except Money Market Funds). Preferred stock has a preference over common stock in liquidation and generally in dividends as well, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock or debt. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

         U.S. TREASURY OBLIGATIONS. (All Funds). (All Funds). Each Fund may invest in U.S. Treasury obligations, whose principal and interest are backed by the full faith and credit of the United States Government. U.S. Treasury obligations consist of bills, notes and bonds, and separately traded interest and principal component parts of such obligations known as STRIPS, which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from two years to 10 years and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government.

         U.S. GOVERNMENT SECURITIES. (All Funds except ING National Tax-Exempt Money Market Fund and ING U.S. Treasury Money Market Fund). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor must look to the agency issuing or guaranteeing the obligation for ultimate repayment.

         STRIPS AND ZERO COUPON SECURITIES. (All Funds). Each Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the United States Treasury. The principal and interests components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. The Funds will not actively trade in STRIPS.

         The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

         WHEN-ISSUED, DELAYED-DELIVERY SECURITIES AND FORWARD COMMITMENTS (All Funds). The Funds may purchase securities on a when-issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. A separate account containing only liquid assets equal to the value of purchase commitments will be maintained until payment is made. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. While the Funds normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Sub-Adviser considers such action advisable as a matter of investment strategy. Such securities have the effect of leverage on the Funds and may contribute to volatility of a Fund's net asset value.

         WARRANTS (All Funds). The Funds may purchase warrants. A warrant gives the purchaser the right to purchase securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of a warrant typically is much lower than the current market price of the underlying securities and therefore are subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

         COMMERCIAL PAPER (All Funds except ING National Tax-Exempt Money Market Fund and ING U.S. Treasury Money Market Fund). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the ING Money Market Fund is, at the time of investment, (i) rated in the highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating in the highest rating categories by a least two NRSROs, or (iii) securities which, if not rated or single rated, are, in the opinion of the Fund's Sub-Adviser, of an investment quality comparable to rated commercial paper in which the Fund may invest. See "Variable Rate Demand Obligations and Floating Rate Instruments."

         DOMESTIC AND FOREIGN BANK OBLIGATIONS (All Funds except ING U.S. Treasury Money Market Fund). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee dollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Funds will not invest in any obligations of their affiliates, as defined under the Investment Company Act of 1940 (the"1940 Act").

         Each Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Sub-Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds.

         Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing in more than seven days may not exceed 15% of the value of the net assets of the Funds (10% of the value of the net assets in the case of money market funds).

         Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.

         Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

         CORPORATE DEBT SECURITIES (All Funds except ING U.S. Treasury Money Market Fund). Fund investment in these securities is limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the rating criteria established for each Fund.

         The ratings of Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, each Fund's Sub-Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Sub-Adviser will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

         It is possible that unregistered securities purchased by a Fund in reliance upon Section 4(2) or Rule 144A under the Securities Act of 1933 could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

         MORTGAGE-RELATED SECURITIES (All Funds except ING National Tax-Exempt Bond Fund, ING National Tax-Exempt Money Market Fund and ING U.S. Treasury Money Market Fund). To the extent permitted by the Funds' policies, the Funds may invest in mortgage-backed securities, including those which represent undivided ownership interests in pools of mortgages. The U.S. Government or the issuing agency or instrumentality guarantees the payment of interest on and principal of these securities. However, the guarantees do not extend to the yield or value of the securities nor do the guarantees extend to the yield or value of a Fund's shares. Consistent with the Funds' respective investment objective and policies, mortgages backing the securities which may be purchased by the Funds include conventional thirty-year fixed-rate mortgages, graduated payment mortgages, fifteen-year mortgages, adjustable rate mortgages and balloon payment mortgages. A balloon payment mortgage-backed security is an amortized mortgage security with installments of principal and interest, the last installment of which is predominantly principal. All of these mortgages can be used to create pass-through securities. A pass-through security is formed when mortgages are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgages is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an undivided mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal then their stated maturity would indicate. The remaining expected average life of a pool of mortgage loans underlying a mortgage-backed security is a prediction of when the mortgage loans will be repaid and is based upon a variety of factors, such as the demographic and geographic characteristics of the borrowers and the mortgaged properties, the length of time that each of the mortgage loans has been outstanding, the interest rates payable on the mortgage loans and the current interest rate environment.

         During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When mortgage obligations are prepaid, the Funds reinvest the prepaid amounts in securities, the yields of which reflect interest rates prevailing at that time. Therefore, a Fund's ability to maintain a portfolio of high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages are reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium generally will result in capital losses.

         GNMA CERTIFICATES (All Funds except ING National Tax-Exempt Bond Fund, ING National Tax-Exempt Money Market Fund and ING U.S. Treasury Money Market
Fund). Certificates of the Government National Mortgage Association (GNMA Certificates) are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Funds may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. The GNMA Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes;
(v) mortgage loans on multifamily residential properties under construction;
(vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one- to-four-family housing units. Legislative changes may be proposed from time to time in relation to the Department of Housing and Urban Development which, if adopted, could alter the viability of investing in GNMAs.

         FNMA CERTIFICATES (All Funds except ING National Tax-Exempt Bond Fund, ING National Tax-Exempt Money Market Fund and ING U.S. Treasury Money Market
Fund). FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly.

         Each FNMA Certificate will entitle the registered holder thereof to receive amounts, representing such holder's pro rata interest in scheduled principal payments and interest payments (at such FNMA Certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such FNMA Certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal and interest on each FNMA Certificate will be guaranteed by FNMA, which guarantee is not backed by the full faith and credit of the U.S. Government.

         Each FNMA Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.

         FHLMC SECURITIES (All Funds except ING National Tax-Exempt Bond Fund, ING National Tax-Exempt Money Market Fund and ING U.S. Treasury Money Market
Fund)FHLMC SECURITIES. The Federal Home Loan Mortgage Corporation (FHLMC) was created in 1970 through enactment of Title III of the Emergency Home Finance Act of 1970 (FHLMC Act). Its purpose is to promote development of a nationwide secondary market in conventional residential mortgages.

         The FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates (PCs) and guaranteed mortgage certificates
(GMCs). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal.

         GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years.

         FHLMC CERTIFICATES (All Funds except ING National Tax-Exempt Bond Fund, ING National Tax-Exempt Money Market Fund and ING U.S. Treasury Money Market
Fund)FHLMC CERTIFICATES. FHLMC is a corporate instrumentality of the United States created pursuant to the FHLMC Act. The principal activity of FHLMC consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily FHLMC Certificates.

         FHLMC guarantees to each registered holder of the FHLMC Certificate the timely payment of interest at the rate provided for by such FHLMC Certificate, whether or not received. FHLMC also guarantees to each registered holder of a FHLMC Certificate ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government.

         FHLMC Certificates represent a pro rata interest in a group of mortgage loans (a FHLMC Certificate group) purchased by FHLMC. The mortgage loans underlying the FHLMC Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. An FHLMC Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participation comprising another FHLMC Certificate group.

         The market value of mortgage securities, like other securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. However, mortgage securities, while having comparable risk of decline during periods of rising rates, usually have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages as interest rates decline. In addition, to the extent such mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments generally will result in some loss of the holders' principal to the extent of the premium paid. On the other hand, if such mortgage securities are purchased at a discount, an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

         NON-AGENCY MORTGAGE-BACKED SECURITIES (All Funds except ING National Tax-Exempt Bond Fund, ING National Tax-Exempt Money Market Fund and ING U.S. Treasury Money Market Fund)NON-AGENCY MORTGAGE-BACKED SECURITIES (All Funds except ING U.S. Treasury Money Market Fund). Certain non-agency private entities also issue mortgage-backed securities. Other than lacking the guarantee by the full faith and credit of the United States, the mortgage-backed securities issued by private issuers generally have characteristics and risks comparable to those issued by GNMA, as discussed above. Some mortgage-backed securities issued by non-agency private issuers may be supported by a pool of mortgages not acceptable to the agency issuers and thus may carry greater risks. Consistent with the Funds' investment objective, policies and quality standards, the Funds may invest in these mortgage-backed securities issued by non-agency private issuers.

         ADJUSTABLE RATE MORTGAGE SECURITIES (All Funds except ING International Bond Fund, ING National Tax-Exempt Bond Fund, ING U.S. Treasury Money Market Fund and ING National Tax-Exempt Money Market Fund). Adjustable rate mortgage securities (ARMS) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

         The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

         There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

         COLLATERALIZED MORTGAGE OBLIGATIONS (All Funds except ING National Tax-Exempt Bond Fund, ING National Tax-Exempt Money Market Fund and ING U.S. Treasury Money Market Fund). Certain issuers of collateralized mortgage obligations (CMOs), including certain CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (REMICs), are not considered investment companies pursuant to a rule adopted by the Securities and Exchange Commission ("SEC"), and the Funds may invest in the securities of such issuers without the limitations imposed by the 1940 Act, on investments by the Funds in other investment companies. In addition, in reliance on an earlier SEC interpretation, a Fund's investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the 1940 Act on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, these CMOs must be unmanaged, fixed asset issuers, that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act and (d) are not registered or regulated under the 1940 Act as investment companies. To the extent that a Fund selects CMOs or REMICs that cannot rely on the rule or do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

         REAL ESTATE SECURITIES (All Funds except the Money Market Funds). The Funds may invest in real estate investment trusts ("REITs") and other real estate industry operating companies ("REOCs"). For purposes of a Fund's investments, a REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Funds will not invest directly in real estate, the fund may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REITs' investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.

         REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

         Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

         Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. In addition, the value of such securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Fund. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

         OPEN-END AND CLOSED-END INVESTMENT COMPANIES. (All Funds). Each Fund may invest in shares of other open-end and closed-end management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment. The purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

         ASSET-BACKED SECURITIES (All Funds except ING National Tax-Exempt Bond Fund, ING National Tax-Exempt Money Market Fund and ING U.S. Treasury Money Market Fund). The Funds are permitted to invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Funds' investment objectives, policies and quality standards, the Funds may invest in these and other types of asset-backed securities which may be developed in the future.

         Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

         FOREIGN SECURITIES (All Funds except, ING Mortgage Income Fund, ING National Tax-Exempt Bond Fund and the Money Market Funds). As described in the Prospectus, changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

         Since the Funds may invest in securities denominated in currencies other than the U.S. dollar, and since those Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, a Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates will influence values within the Fund from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

         The Funds may enter into foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward foreign currency exchange contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

         The Funds also are authorized to use a proxy currency to hedge a foreign exchange risk. This is done by using a forward foreign exchange contract in a currency other than the currency of the asset subject to hedging. By engaging in cross-hedging transactions, a Fund assumes the risk of imperfect correlation between the subject currencies. This practice may present risks different from, or in addition to, the risks associated with investments in foreign currencies made to lock in the U.S. dollar price of a security.

         EMERGING COUNTRY AND EMERGING SECURITIES MARKETS (ING Emerging Markets Equity Fund, ING International Equity Fund, ING High Yield Bond Fund, ING Intermediate Bond Fund and ING International Bond Fund). Trading volume on emerging country stock exchanges is substantially less than that on the New York Stock Exchange. Further, securities of some emerging country or emerging market companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most emerging country bond markets is substantially less than in the U.S. and, consequently, volatility of price can be greater than in the U.S. Fixed commissions on emerging country stock or emerging market exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions and may be able to purchase the securities in which the Fund may invest on other stock exchanges where commissions are negotiable. Foreign stock exchanges, brokers and listed companies are generally subject to less government supervision and regulation than in the United States. The customary settlement time for foreign securities may be longer than the five-day customary settlement time for United States securities.

         Companies in emerging countries are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about an emerging country company than about a U.S. company. Further, there is generally less governmental supervision and regulation of foreign stock exchanges, brokers and listed companies than in the U.S.

         DEPOSITORY RECEIPTS (All Stock Funds, ING High Yield Bond Fund, ING Intermediate Bond Fund and ING International Bond Fund). American Depositary Receipts ("ADRs") are U.S. dollar-denominated receipts generally issued by domestic banks, which evidence the deposit with the bank of the common stock of a foreign issuer and which are publicly traded on exchanges or over-the-counter in the United States.

         The Funds may invest in both sponsored and unsponsored ADR programs.

There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

         In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

         Investments in ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers through ADRs are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect the value of the particular ADR. There may be less publicly available information about a foreign company than about a U.S. company, and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund's possible inability to convert proceeds realized upon the sale of portfolio securities of the affected foreign companies immediately into U.S. currency. The Funds may also invest in European Depository Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). EDRs are receipts issued in bearer form by a European financial institution and traded in European securities' markets. GDRs are receipts issued globally. EDRs are designed for trading in European Markets and GDRs are designed for trading in non-U.S. securities markets. Investments in EDRs and GDRs involve similar risks as ADRs.

         CONVERTIBLE SECURITIES (All Funds except ING National Tax-Exempt Bond Fund and the Money Market Funds). Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock and, therefore, are deemed to be equity securities for purposes of the Funds' management policies. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but nonconvertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar nonconvertible securities.

         Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

         VARIABLE RATE DEMAND OBLIGATIONS AND FLOATING RATE. (All Funds). The Funds may acquire variable rate demand obligations. Variable and floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Sub-Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase by the Funds. In making such determinations, the Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, investment banking, bank holding and other companies) and will continuously monitor their financial condition. There may not be an active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for a Fund to dispose of the variable or floating rate instrument involved. In the event the issuer of the instrument defaulted on its payment obligations, a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit, guarantees or lending commitments.

         GUARANTEED INVESTMENT CONTRACTS (All Funds except ING U.S. Treasury Money Market Fund). The Funds may invest in Guaranteed Investment Contracts ("GICs") issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because the Funds may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Fund which are not readily marketable, will not exceed 15% (10% in the case of ING Money Market Funds) of a Fund's net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

         PRIVATE FUNDS (All Stock Funds and ING High Yield Bond Fund). The Funds may invest in U.S. or foreign private limited partnerships or other investment funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds generally are investment companies for purposes of the 1940 Act, the Fund's ability to invest in them will be limited. In addition, Fund shareholders will remain subject to the Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the Fund's entire investment in the Private Fund.

         OPTIONS ON SECURITIES All Funds except ING National Tax-Exempt Bond Fund and the Money Market Funds). Each Fund may purchase put and call options. In addition, each Fund may write (sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash or other liquid securities ("eligible securities") to the extent required by applicable regulation in connection with the optioned securities. A Fund may write "covered" put options provided that, as long as the Fund is obligated as a writer of a put option, the Fund will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during or at the end of the option period. A put option gives the purchaser the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price during or at the end of the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Funds may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a benchmark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows a Fund to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times a Fund would like to establish a position in a security upon which call options are available. By purchasing a call option, a Fund is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market because a Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

         During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying asset rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying asset would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option writer has to sell the underlying security because of the exercise of a call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

         If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received.

         OVER-THE-COUNTER OPTIONS (All Funds except ING National Tax-Exempt Bond Fund and the Money Market Funds). As indicated in the prospectus, each Fund may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the investment manager and verified in appropriate cases.

         A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

         The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

         OPTIONS ON INDICES (All Funds except ING National Tax-Exempt Bond Fund and the Money Market Funds). Each Fund also may purchase and write call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

         When a Fund writes an option on a securities index, it will segregate and mark-to-market eligible securities to the extent required by applicable regulation. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

         Each Fund may also purchase and sell options on other appropriate indices, as available, such as foreign currency indices. Options on a securities index involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case the fund would lose the premium paid therefore.

         FOREIGN CURRENCY OPTIONS (All Funds except ING Mortgage Income Fund, ING National Tax-Exempt Bond Fund and the Money Market Funds). Each Fund may engage in foreign currency options transactions. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

         A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

         DOLLAR ROLL TRANSACTIONS (All Funds except ING National Tax-Exempt Bond Fund and the Money Market Funds). In connection with their ability to purchase securities on a when-issued or forward commitment basis, the Funds may enter into "dollar rolls" in which the Funds sell securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds give up the right to receive principal and interest paid on the securities sold. However, the Funds would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Funds compared with what such performance would have been without the use of dollar rolls. The Funds will hold and maintain in a segregated account until the settlement date liquid assets in an amount equal to the value of the when-issued or forward commitment securities. The benefits derived from the use of dollar rolls may depend, among other things, upon the Sub-Advisers' ability to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by the Funds while remaining substantially fully invested increases the amount of a Fund's assets that are subject to market risk to an amount that is greater than the Fund's net asset value, which could result in increased volatility of the price of the Fund's shares.

         SWAP AGREEMENTS (All Funds except the Money Market Funds). To manage its exposure to different types of investments, the Funds may enter into interest rate, total return, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount

(the "notional principal amount") in return for payments to a fixed interest rate on the same amount for a specified period. Total return swap agreements are similar to interest rate swap agreements, except the numerical amount is tied to a market-linked return. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

         Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. Swap agreements involve risks depending upon the counterparties creditworthiness and ability to perform as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. The Sub-Advisers monitor the creditworthiness of counterparties to these transactions and intend to enter into these transactions only when they believe the counterparties present minimal credit risks and the income expected to be earned from the transaction justifies the attendant risks.

         FOREIGN CURRENCY FUTURES TRANSACTIONS (All Funds except ING Mortgage Income Fund, ING National Tax-Exempt Bond Fund and the Money Market Funds). As part of its financial futures transactions, each Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

         Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

         FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES (All Funds except ING Mortgage Income Fund, ING National Tax-Exempt Bond Fund and the Money Market Funds). A Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Sub-Adviser to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

         INTEREST RATE FUTURES CONTRACTS (All Funds except ING National Tax-Exempt Bond Fund and the Money Market Funds). The Funds may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Future contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.

         Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a Fund holds long-term U.S. Government securities and the Sub-Adviser anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of a Fund's portfolio securities declined, the value of a Fund's futures contracts would increase, thereby protecting the Fund by preventing its net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the Sub-Adviser expects long-term interest rates to decline, a Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize. Futures transactions may fail as hedging techniques where price movements of the underlying securities do not follow price movements of the portfolio securities subject to the hedge. The loss with respect to futures transactions is potentially unlimited. Also, the Funds may be unable to control losses by closing its position where a liquid secondary market does not exist.

         SHORT SALES(ING International Equity Fund, ING Emerging Markets Equity Fund, ING Intermediate Bond Fund and ING High Yield Bond Fund). The Funds may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Funds will maintain daily a segregated account with the Funds' custodian, consisting of liquid assets, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Funds will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. No more than 25% of a Fund's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) allocated to segregated accounts in connection with short sales. Short sales against-the-box are not subject to this 25% limit.

         In a short sale "against-the-box," a Fund enters into a short sale of a security which the Fund owns or has the right to obtain at no added cost. Not more than 25% of a Fund's net assets (determined at the time of the short sale against-the-box) may be subject to such sales.

         LOANS OF PORTFOLIO SECURITIES. (All Funds). The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a particular Fund.

         The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

         REPURCHASE AGREEMENTS. (All Funds). The Funds may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. Such agreements may be considered to be loans by the Funds for purposes of the 1940 Act. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. Each Fund's Sub-Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Funds may have problems in exercising their rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.

         BORROWING. (All Funds). A Fund may borrow from banks up to 33 1/3% of the current value of its net assets to purchase securities and for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 33 1/3% of the current value of that Fund's net assets.

         REVERSE REPURCHASE AGREEMENTS (All Funds). A Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain in a segregated account, other liquid assets (as determined by the Board) of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         LOWER-RATED SECURITIES. (ING Emerging Markets Equity Fund, ING High Yield Bond Fund, ING Intermediate Bond Fund and ING International Bond Fund). Lower-rated securities are lower-rated bonds commonly referred to as junk bonds or high-yield/high-risk securities. These securities are rated below Baa by Moody's or below BBB by S&P. As described in the Prospectus, certain of the Funds may invest in lower rated and unrated securities of comparable quality subject to the restrictions stated in the Prospectus.

         Growth of High-Yield High-Risk Bond Market. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downtown could severely disrupt the market for lower-rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. The market for lower-rated securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the Funds' ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

         Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund's net asset value.

         Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

         Liquidity and Valuation. There may be a little trading in the secondary market for particular bonds, which may affect adversely the Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

         ILLIQUID SECURITIES. Each Fund has adopted a non-fundamental policy with respect to investments in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Each Fund may also invest in restricted securities issued under Section 4(2) of the Securities Act ("Section 4(2)"), which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) (other than certain commercial paper issued pursuant to Section 4(2) discussed below) will be treated as illiquid and subject to the Fund's investment restriction on illiquid securities.

         Pursuant to procedures adopted by the Board of Trustees, the Funds may treat certain commercial paper issued pursuant to Section 4(2) as a liquid security and not subject to the Funds' investment restriction on illiquid investments. Section 4(2) commercial paper may be considered liquid only if all of the following conditions are met: (i) the Section 4(2) commercial paper must not be traded flat (i.e. without accrued interest) or be in default as to principal or interest; and (ii) the Section 4(2) commercial paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, by that NRSRO, or if the security is unrated, the security has been determined to be of equivalent quality.

         The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. It is the intent of the Funds to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

         Pursuant to guidelines adopted by and under the supervision of the Board of Trustees, the Sub-Adviser will monitor the liquidity of restricted securities in a Fund's portfolio. In reaching liquidity decisions, the Sub-Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Sub-Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Sub-Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Sub-Adviser deems relevant.

         Rule 144A securities and Section 4(2) commercial paper which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid. Investments in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing Fund illiquidity.

                         ADDITIONAL RISK CONSIDERATIONS

         The following pages discuss additional risk considerations associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. Unless indicated otherwise, the following descriptions apply to all Funds.

         GENERAL. The price per share of each of the Funds will fluctuate with changes in value of the investments held by the Fund. For example, the value of a Fund's shares will generally fluctuate inversely with the movements in interest rates. Shareholders of a Fund should expect the value of their shares to fluctuate with changes in the value of the securities owned by the Fund. There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Sub-Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, each diversified Fund (i.e., all funds except the ING Global Brand Names Fund, ING Focus Fund, ING Global Real Estate Fund, ING

Internet Fund, ING Internet Fund II, ING Quality of Life Fund and ING International Bond Fund) is managed within certain limitations that restrict the amount of the Fund's investment in any single issuer. The Money Market Funds will attempt to maintain a stable $1.00 net asset value per share.

         EQUITY SECURITIES. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

                  Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

         REAL ESTATE SECURITIES While the Funds will not invest in real estate directly, the ING Global Real Estate Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

         In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend. Further, Equity REITs and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity REITs and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs may invest their assets in specific real estate sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in any such sectors.

         FOREIGN SECURITIES AGREEMENTS Investing in the securities of issuers in any foreign country including ADRs and EDRs involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The Funds' investments may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

         FIXED INCOME SECURITIES. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

         Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

         OPTIONS AND FUTURES CONTRACTS. One risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

         The Funds' successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of the Sub-Adviser to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Funds' portfolios diverges from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Funds' ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds' portfolio securities. The Funds believe that the Sub-Adviser possesses the skills necessary for the successful utilization of such transactions.

         The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets such as cash, U.S. Government securities or other liquid high-grade debt obligations to cover the futures and options.

         TECHNIQUES INVOLVING LEVERAGE. Utilization of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involves the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when the Sub-Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

         Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

         The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

         NON-DIVERSIFIED INVESTMENT COMPANIES (ING Global Brand Names Fund, ING Focus Fund, ING Global Real Estate Fund, ING Internet Fund, ING Internet Fund II, ING Quality of Life Fund and ING International Bond Fund). The Funds are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

         CONCENTRATION (ING Global Information Technology Fund, ING Global Communications Fund, ING Internet Fund, ING Internet Fund II, ING Global Real Estate Fund and ING Quality of Life Fund). The Funds "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

         WRAPPER AGREEMENTS (ING Stable Value Fund). The ING Stable Value Fund expects that its use of Wrapper Agreements should allow it to maintain a stable net asset value per share and to pay dividends to shareholders which reflect the interest income and market value gains and losses of the Covered Assets under the Wrapper Agreement less the expenses incurred by the Fund. However, there can be no assurance that the Fund will maintain such a stable net asset value per share, or that you will achieve the same investment return as you would realize by directly investing in the Covered Assets. Additionally, as a result of the Wrapper Agreements, you could realize more or less than the actual investment returns of the Covered Assets depending upon the timing of your purchases and redemptions of shares, as well as those of other shareholders. In addition, the following risks are inherent in Wrapper Agreements, and could prevent the Fund from achieving its investment objective.

         Failure to Obtain Replacement Wrapper Agreements. If a Wrapper Agreement matures or terminates, or a Wrap Provider defaults, the Fund may be unable to obtain a replacement Wrapper Agreement or a Wrapper Agreement with substantially the same terms as the maturing or terminating agreement. In that event, the Fund may not be able to maintain a stable net asset value per share. If at such time the value of the Covered Assets is less than Book Value, the Fund may be required to reduce its net asset value accordingly. Likewise, if at such time the value of the Covered Assets is greater than Book Value, the Fund's net asset value may increase. In either case, you may experience unexpected fluctuations in the value of your shares. Further, if the new Wrapper Agreement contains unfavorable terms, such as a higher Wrap Provider fee, the returns of the Fund may be negatively affected.

         Unwrapped Fund Assets. It is currently contemplated that all of the Fund's assets, other than certain short-term assets, will be Covered Assets. The Fund, however, may not be able to purchase or maintain Wrapper Agreements with respect to all Covered Assets. Moreover, the Fund may determine not to enter into Wrapper Agreements with respect to certain of its non-short-term assets, or the Fund may be unable to obtain Wrapper Agreements for all such assets. In that event, the Fund may not be able to achieve its investment policy of maintaining a stable net asset value per share, because fluctuations in the market value of assets that are not covered by Wrapper Agreements may affect the Fund's net asset value per share.

         Valuation of Wrapper Agreements. The value of each Wrapper Agreement will be determined in accordance with policies and procedures established by the Board of Trustees on behalf of the Fund. If a Wrap Provider defaults on its obligations under a Wrapper Agreement or any other agreement, becomes insolvent, or enters insolvency proceedings, the value of the Wrapper Agreement will be reduced to reflect the Wrap Provider's inability to meet its obligations under the Wrapper Agreement. Further, if the Wrap Provider's credit ratings are downgraded or if the Board of Trustees determines that the Wrap Provider may no longer be able to satisfy its obligations under a Wrapper Agreement in a timely manner, the value of the Wrapper Agreement may be reduced to reflect the uncertainty that the Wrap Provider will be able to meet its obligations under the Wrapper Agreement. In any such case, the Fund may not be able to maintain a stable net asset value per share and may experience a decrease or increase in its net asset value per share.

         Dependence Upon a Limited Number of Wrap Providers. It is currently intended that the Fund will at all times maintain Wrapper Agreements with at least two Wrap Providers and that the Covered Assets will be allocated relatively equally among such Wrapper Agreements. However, there is no guarantee that the Fund will be able to maintain such Wrapper Agreements, or that the Covered Assets will be allocated equally among the Wrap Providers. Therefore, it is possible that the Fund may be totally dependent upon one Wrap Provider for coverage of all of the Covered Assets or that one or more Wrapper Agreements will bear a disproportionate portion of the Covered Assets.

         Liability of Wrap Providers. A Wrap Provider's payment obligation is limited to the Book Value of its Wrapper Agreement. If the Fund enters into Wrapper Agreements with more than one Wrap Provider, no Wrap Provider will be jointly liable for the payment obligations of any other Wrap Provider. Therefore, if a Wrap Provider defaults on its obligations under a Wrapper Agreement, the Fund will not be able to look to any other Wrap Provider for satisfaction of such obligations. In that event, the Fund may seek to promptly replace that Wrap Provider with a substitute Wrap Provider. However, there can be no guarantee that any such replacement will be feasible, or that any substitute Wrap Provider will agree to the same terms as the original Wrap Provider. Further, if at the time of the replacement, the value of the Covered Assets is less than the Book Value of the defaulted Wrapper Agreement, it may be more difficult for the Fund to obtain a replacement Wrapper Agreement from a qualified Wrap Provider. In addition, the fees charged by such substitute Wrap Provider could be significantly greater than those previously charged and could reduce the ultimate returns provided to shareholders.

         Book Value Limitations. A Wrap Provider may limit its exposure under a Wrapper Agreement to a specified maximum dollar value. Although the Fund intends to require all Wrap Providers to agree to provide wrap coverage with respect to a minimum of 50% of the Covered Assets, there can be no guarantee that each Wrap Provider will agree to this requirement. Further, a large, sudden increase in the amount of share purchases could result in the Fund being unable to obtain sufficient Wrapper Agreements to cover all of its non-short-term assets.

         Illiquid Asset. Currently, there is no active trading market for Wrapper Agreements, and none is expected to develop. Accordingly, Wrapper Agreements may not be able to be liquidated within seven days at fair market value. Therefore, the Wrapper Agreements will be considered illiquid. As such, at the time of purchase, the fair market value of a Wrapper Agreement, together with the fair market values of all other illiquid assets, will not exceed fifteen percent (15%) of the fair market value of the Fund's net assets.

         PORTFOLIO TURNOVER. Each Fund will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions or fluctuations in interest rates to accomplish its respective investment objective. For example, each Fund may sell portfolio securities in anticipation of an adverse market movement. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if a Fund considers it advantageous to purchase or sell securities. The Funds do not anticipate that the respective annual portfolio turnover rates will exceed the following: ING Large Cap Growth Fund 100%; ING Growth & Income Fund 100%; ING Mid Cap Growth Fund 100%; ING Small Cap Growth Fund 100%; ING Global Brand Names Fund 100%; ING International Equity Fund 200%; ING European Equity Fund 100%; ING Tax Efficient Equity Fund 50%; ING Tax Efficient Equity Value Fund 50%; ING Focus Fund 100%; ING Global Information Technology Fund 100%; ING Global Communications Fund 100%; ING Internet Fund 250%; ING Internet Fund II 250%; ING Balanced Fund 100%; ING Emerging Markets Equity Fund 200%; ING Global Real Estate Fund 100%; ING Quality of Life Fund 100%; ING Intermediate Bond Fund 300%; ING High Yield Bond Fund 350%; ING International Bond Fund 150%; ING Stable Value Fund 150%; ING Mortgage Income Fund 200%; and ING National Tax-Exempt Bond Fund 150%. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses must be borne by each Fund and its shareholders.


                             INVESTMENT RESTRICTIONS

The Funds have adopted investment restrictions numbered 1 through 8 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of a Fund's outstanding voting shares. Investment restriction number 9 is not a fundamental policy and may be changed by vote of a majority of the members of the Board of Trustees at any time.

         Each Fund, except as indicated, may not:

         (1) Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of a Fund's total assets). For purposes of this Investment Restriction, the entry into reverse repurchase agreements, options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

         (2) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

         (3) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or this SAI;

         (4) Invest in companies for the purpose of exercising control or management;

         (5) Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

         (6) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

         (7) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (8) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents;

(c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; (d) the ING Money Market Fund will not be limited in its investments in obligations issued by domestic banks; and (e) the ING Global Information Technology Fund, ING Global Communications Fund, ING Internet Fund, ING Internet Fund II, ING Global Real Estate Fund and ING Quality of Life Fund will concentrate their investments as described in the Prospectus.

         (9) Invest more than 15%, 10% in the case of the ING Money Market Funds, of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days' notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange).

         In addition, all Funds except for the ING Global Brand Names Fund, ING Focus Fund, ING Global Real Estate Fund, ING Internet Fund, ING Internet Fund II, ING Quality of Life Fund and ING International Bond Fund are diversified funds. As such, each will not, with respect to 75% (100% with respect to the ING Money Market Funds) of their total assets, invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any one issuer. The ING Money Market Funds may invest up to 25% of their total assets in the first tier securities of a single issuer for a period of up to three business days after the acquisition thereof provided that the Fund may not invest in the securities of more than one issuer in accordance with this provision at any time.

         Each Stock Fund, except ING Mid Cap Growth, ING International Equity, ING Emerging Markets Equity and ING Focus Funds, will only purchase fixed income securities that are rated investment grade, i.e., rated at least BBB by S&P or Baa by Moody's, or have an equivalent rating from another NRSRO, or if unrated, are determined to be of comparable quality by the Sub-Adviser. The ING Mid Cap Growth Fund and the ING Focus Fund, will only purchase fixed income securities that are rated A or better by S&P or Moody's or have an equivalent rating from another NRSRO, or if unrated, are determined to be of comparable quality by the applicable Sub-Adviser. The ING International Equity Fund will only purchase fixed income securities that are rated at least AA+ by S&P or Aa-2 by Moody's, or have an equivalent rating from another NRSRO, or if unrated, are determined to be of comparable quality by the Sub-Adviser. The ING Emerging Markets Equity Fund may invest in fixed income securities that are rated below investment grade. Money market securities, certificates of deposit, banker's acceptance and commercial paper purchased by the Stock Funds must be rated in one of the two top rating categories by an NRSRO or, if not rated, determined to be of comparable quality by the Stock Fund's Sub-Adviser.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                                   MANAGEMENT

Trustees and Officers

         The business and affairs of the Funds are managed under the direction of the Board of Trustees. The principal occupations of the Trustees and executive officers of the Funds for the past five years are listed below. The address of each, unless otherwise indicated, is 1475 Dunwoody Drive, West Chester, PA 19380. Trustees deemed to be "interested persons" of the Funds for purposes of the 1940 Act are indicated by an asterisk.

         John J. Pileggi,* Trustee, Chairman of the Board and President - Age
40. President and Chief Executive Officer of ING Mutual Funds Management Co. LLC (1998-present); Director, President and Chief Executive Officer, ING Funds Distributor, Inc. (1999-present); Director of Furman Selz LLC (1994-present). Mr. Pileggi is also a Trustee of the First Choice Funds, Intrust Funds and the Performance Funds.

         Joseph N. Hankin, Trustee - Age 60, Four Merion Drive, Purchase, NY 10577-1302. President, Westchester Community College (since 1971); Adjunct Professor of Columbia University Teachers College (since 1976). Dr. Hankin is also a Trustee of the First Choice Funds.

         Jack D. Rehm, Trustee - Age 67, 3131 Fleur Drive, Des Moines, IA 50321. Chairman of the Board (Retired) of Meredith Corp. (1992-1997); President and Chief Executive Officer of Meredith Corp. (1989-1996). Mr. Rehm is also a Director of Meredith Corp., International Multifoods Corp. and Star Tek, Inc.

         Blaine E. Rieke, Trustee - Age 66, 6111 North Berkeley Blvd., Milwaukee, WI 53217. General Partner of Huntington Partners (1997-present); Chairman and Chief Executive Officer of Firstar Trust Company (1973-1996).

         Richard A. Wedemeyer, Trustee - Age 63, 78 Summit Road, Riverside, CT 06878. Vice President, The Channel Corporation (1996-present); Vice President of Performance Advantage, Inc. (1992-1996); Vice President, Operations and Administration of Jim Henson Productions (1979-1997). Mr. Wedemeyer is also a Trustee of the First Choice Funds.

         Donald Brostrom, Treasurer - Age 41. Executive Vice President and Chief Financial Officer, ING Mutual Funds Management Co. LLC (1998-present); Director, Treasurer and Chief Financial Officer, ING Funds Distributor, Inc. (1999-present); Managing Director, Furman Selz LLC (1984-1998).

         Louis S. Citron, Vice President - Age 35. Senior Vice President and General Counsel, ING Mutual Funds Management Co. LLC (1998-present); Attorney at Kramer, Levin, Naftalis & Frankel (1994-1998).

         Ralph G. Norton, III, Vice President - Age 40. Vice President and Chief Investment Officer, ING Mutual Funds Management Co. LLC (1999-present); Managing Editor, Standard & Poor's (1996-1999); Vice President, IBC Financial Data (1992-1996).

         Rachelle I. Rehner, Secretary - Age 37. Fund Legal Manager, ING Mutual Funds Management Co. LLC (1998-present); Secretary, ING Funds Distributor, Inc. (1999-present); Senior Legal Assistant, Kramer, Levin, Naftalis & Frankel (1995-1998); Compliance Administrator, BISYS Funds Services (1994-1995).

         Charles Eng, Assistant Treasurer - Age 36. Fund Accounting Manager, ING Mutual Funds Management Co. LLC (1998-present); Assistant Treasurer, Chase Manhattan Bank (1997-1998); Assistant Manager, BISYS Fund Services (1996-1997); Associate Director, Furman Selz LLC (1992-1996).

         Amy Lau, Assistant Treasurer - Age 34. Fund Administration Manager, ING Mutual Funds Management Co. LLC (1998-present); Assistant Vice President, Smith Barney Asset Management (1996-1998); Associate Director, Furman Selz LLC (1992-1995).

         Trustees of the Funds not affiliated with ING or IFD receive from the Funds an annual retainer of $5,000 and a fee of $835 for each Board of Trustees meeting and Board committee meeting of the Funds attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with ING or IFD do not receive compensation from the Funds.

         The table below illustrates the compensation paid to each Trustee for the Trust's most recently completed fiscal year:

---------------------------------- ----------------------- ------------------------ ----------------- -----------------------
                                                            Pension or Retirement      Estimated        Total Compensation
                                                             Benefits Accrued As    Annual Benefits     from Fund and Fund
                                         Aggregate                 Part of          Upon Retirement      Complex Paid to
    Name of Person, Position       Compensation from Fund       Fund Expenses                                Trustees
-----------------------------------------------------------------------------------------------------------------------------
John J. Pileggi                              $0                      $0                    $0                   $0
-----------------------------------------------------------------------------------------------------------------------------
Joseph N. Hankin                           $8,340                    $0                    $0                 $8,340
-----------------------------------------------------------------------------------------------------------------------------
Jack D. Rehm                               $8,340                    $0                    $0                 $8,340
-----------------------------------------------------------------------------------------------------------------------------
Blaine E. Rieke                            $8,340                    $0                    $0                 $8,340
-----------------------------------------------------------------------------------------------------------------------------
Richard A. Wedemeyer                       $8,340                    $0                    $0                 $8,340
-----------------------------------------------------------------------------------------------------------------------------


Investment  Manager

         ING Mutual Funds Management Co. LLC, 1475 Dunwoody Drive, West Chester, PA 19380, serves as the Manager of the Funds. IMFC is a wholly-owned subsidiary of ING America Insurance Holdings, Inc., which in turn is a wholly-owned subsidiary of ING Groep N.V. ("ING Group"). Under the Management Agreement, IMFC has overall responsibility, subject to the supervision of the Board of Trustees, for engaging Sub-Advisers and for monitoring and evaluating the management of the assets of each Fund by the Sub-Adviser. The Manager is also responsible for monitoring and evaluating the Sub-Advisers on a periodic basis, and will consider their performance records with respect to the investment objectives and policies of each Fund. The Sub-Advisers are affiliated with the Manager and the Distributor by reason of common ownership. IMFC also provides certain administrative services necessary for the Funds' operations including: (i) coordination of the services performed by the Funds' transfer agent, custodian, independent accountants and legal counsel; (ii) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; (iii) preparation of proxy statements and shareholder reports for the Funds; (iv) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' officers and Board of Trustees; and (v) furnishing office space and certain facilities required for conducting the business of the Funds.

                  Each Fund pays an advisory fee to the Manager as a percentage of such Fund's average daily net assets, as set forth in the prospectus. The fees payable to the Manager were discounted 75% for each Fund's first year of operations and are being discounted 50% for each Fund's second year of operations. Net of these discounts, the Manager was entitled to the following advisory fees for the fiscal year ended October 31, 1999:

       -----------------------------------------------------------------------
       ING Large Cap Growth Fund                              $ 63,995
       -----------------------------------------------------------------------
       ING Growth & Income Fund                               $ 53,229
       -----------------------------------------------------------------------
       ING Mid Cap Growth Fund                                $ 60,623
       -----------------------------------------------------------------------
       ING Small Cap Growth Fund                              $ 61,553
       -----------------------------------------------------------------------
       ING Global Brand Names Fund                            $ 86,645
       -----------------------------------------------------------------------
       ING International Equity Fund                          $ 78,877
       -----------------------------------------------------------------------
       ING European Equity Fund                               $ 71,435
       -----------------------------------------------------------------------
       ING Tax-Efficient Equity Fund                          $ 77,690
       -----------------------------------------------------------------------
       ING Focus Fund                                         $ 72,298
       -----------------------------------------------------------------------
       ING Global Information Technology Fund                 $108,222
       -----------------------------------------------------------------------
       ING Internet Fund                                      $ 26,872
       -----------------------------------------------------------------------
       ING Intermediate Bond Fund                             $ 35,026
       -----------------------------------------------------------------------
       ING High Yield Fund                                    $ 43,108
       -----------------------------------------------------------------------
       ING International Bond Fund                            $ 54,895
       -----------------------------------------------------------------------
       ING Money Market Fund                                  $ 42,238
       -----------------------------------------------------------------------

         Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the investment of a Fund's assets and the purchase and sale of portfolio securities for one or more Funds in the event that at any time no Sub-Adviser is engaged to manage the assets of a Fund. The Management Agreement may be terminated without penalty by the vote of the Board of Trustees or the shareholders of the Fund or by the Manager, upon 60 days' written notice by any party to the agreement, and will terminate automatically if assigned as that term is described in the 1940 Act.

         The Management Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with its performance of services pursuant to the Management Agreement, except loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its obligations under the Agreement.

         An affiliate of the Manager has made a significant investment in the Funds. The affiliate may redeem its investment in the Funds at any time. Such redemption may have an adverse effect on the Funds. In addition, certain provisions of the 1940 Act may prohibit the Funds from investing in securities issued by affiliates of the ING Group. Such restrictions may adversely effect the Funds.

Sub-Advisers

         ING Investment Management LLC ("IIM") serves as Sub-Adviser to the ING Growth & Income Fund, the ING Intermediate Bond Fund, the ING High Yield Bond Fund, the ING Mortgage Income Fund, the ING Money Market Fund and the ING U.S. Treasury Money Market Fund. Located at 5780 Powers Ferry Road, N.W., Atlanta, Georgia, IIM is engaged primarily in the business of providing investment advice to affiliated insurance companies.

         Furman Selz Capital Management LLC ("FSCM") serves as Sub-Adviser to the ING Mid Cap Growth Fund, the ING Small Cap Growth Fund, the ING Focus Fund, the ING Balanced Fund, the ING National Tax-Exempt Bond Fund and the ING National Tax-Exempt Money Market Fund, and as Co-Sub-Adviser to the ING Tax Efficient Equity Value Fund. Located at 230 Park Avenue, New York, New York 10169, FSCM is engaged in the business of providing investment advice to institutional and individual clients.

         Baring International Investment Limited ("BIIL") serves as Co-Sub-Adviser to the ING International Equity Fund, the ING Emerging Markets Equity Fund and the ING International Bond Fund. Located at 155 Bishopsgate, London, England, BIIL is a wholly-owned subsidiary of Baring Asset Management Holdings Limited ("BAMHL"), the parent of the worldwide group of investment management companies that operate under the collective name, Baring Asset Management (the "BAM Group").

         Baring Asset Management, Inc. ("BAM") serves as Sub-Adviser to the ING Large Cap Growth Fund and acts as Co-Sub-Adviser to the ING International Equity Fund, the ING Emerging Markets Equity Fund and the ING International Bond Fund. Located at 125 High Street, Boston, Massachusetts 02110, BAM is a wholly-owned subsidiary of BAMHL.

         Baring Asset Management (Asia) Limited ("BAML") acts as Co-Sub-Adviser to the ING International Equity Fund. BAML is located at 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong. BAML is a wholly-owned subsidiary of BAMHL.

         ING Investment Management Advisors B.V. ("IIMA"), serves as Sub-Adviser to the ING Global Brand Names Fund, the ING European Equity Fund, the ING Global Information Technology Fund, the ING Internet Fund, the ING Internet Fund II, the ING Global Communications Fund and the ING Quality of Life Fund and as Co-Sub-Adviser to the ING Global Real Estate Fund. Located at Schenkkade 65, 2595 AS, The Hague, The Netherlands, IIMA operates under the collective management of ING Investment Management.

         Delta Asset Management ("Delta") serves as Sub-Adviser to the ING Tax Efficient Equity Fund and as Co-Sub-Adviser to the ING Tax Efficient Equity Value Fund. Located at 333 South Grand Avenue, Los Angeles, California, 90071, Delta is a division of Furman Selz Capital Management.

         CRA Real Estate Securities, L.P. ("CRA") serves as Co-Sub-Adviser to the ING Global Real Estate Fund. Located at 259 Radnor-Chester Road, Radnor, PA 19087, CRA is in the business of providing investment advice to institutional and individual clients.

Distribution of Fund Shares

         ING Funds Distributor, Inc., 1475 Dunwoody Drive, West Chester, PA 19380, serves as distributor and principal underwriter of the Funds. As distributor, IFD is obligated to sell shares of each Fund on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis. IFD is affiliated with the Manager and the Sub-Advisers by reason of common ownership.

         The aggregate amount of underwriting commissions collected on the sale of shares of the Funds during the fiscal year ended October 31, 1999 was $280,362.64, of which $280,362.64 was retained by IFD.

Transfer Agent, Fund Accountant and Account Services

         ING Fund Services Co. LLC ("ING Fund Services") has entered into a Fund Services Agreement with the Funds pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account services and other services. ING Fund Services is an affiliate of the Manager and the Distributor by reason of common ownership. Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per account for transfer agency services plus out-of-pocket expenses, and up to 0.25% of each Fund's average daily net assets annually for account servicing activities. ING Fund Services may engage third parties to perform some or all of these services. Account servicing may include, but is not limited to, (i) maintaining shareholder accounts; (ii) preparing shareholder statements, confirmations and shareholder lists; (iii) mailing shareholder statements, confirmations, prospectuses, statements of additional information, annual and semi-annual reports and proxy statements; (iv) tabulating proxies; (v) disbursement of dividends and other distributions; (vi) withholding taxes on U.S. residents and non-resident accounts where applicable; (vii) preparation and filing of U.S. Treasury Department Forms 1099 and other appropriate forms required by applicable statutes, rules and regulations; and (viii) providing such other similar services directly to shareholder accounts. ING Fund Services has retained DST Systems, Inc. ("DST") to act as the Funds' transfer agent and PFPC Inc. ("PFPC") to act as the Funds' fund accounting agent. DST is located at 333
W. 11th Street, Kansas City, Missouri 64105, and PFPC is located at 400 Bellevue Parkway, Wilmington, DE 19809. For their services as transfer agent and fund accounting agent, DST and PFPC, respectively, receive a fee from ING Fund Services (and not the Funds), payable monthly, based upon the average daily net assets of the Funds.

Rule 12b-1 Distribution Plan

         Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of 0.50% of average net assets attributable to that Fund's Class A shares and 0.75% of average net assets attributable to that Fund's Class B, Class C and Class X shares.

         For the fiscal year ended October 31, 1999, the Funds paid the distribution fees described below:

--------------------------------------------------------------------------------
Name of Fund               Class A         Class B       Class C     Class X
--------------------------------------------------------------------------------
ING Large Cap Growth       $28,472.16    $ 9,470.50    $15,132.25   $18,081.59
   Fund
--------------------------------------------------------------------------------
ING Growth & Income        $27,067.63    $ 3,047.98    $ 2,104.99   $ 4,793.64
   Fund
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
ING Mid Cap Growth              $23,491.24         $ 1,734.05       $ 1,176.40     $ 1,283.67
   Fund
---------------------------------------------------------------------------------------------------
ING Small Cap Growth            $23,843.85         $ 2,498.49       $ 1,274.00     $ 2,144.50
   Fund
---------------------------------------------------------------------------------------------------
ING Global Brand Names          $27,599.81         $ 7,257.34       $36,307.77     $ 8,693.46
   Fund
---------------------------------------------------------------------------------------------------
ING International Equity        $24,808.48         $ 1,718.69        $ 447.12       $ 988.61
   Fund
---------------------------------------------------------------------------------------------------
ING European Equity             $24,003.30         $ 3,202.66        $ 158.92      $ 2,954.10
   Fund
---------------------------------------------------------------------------------------------------
ING Tax Efficient Equity        $33,781.98         $22,331.76       $ 2,012.51     $13,786.68
   Fund
---------------------------------------------------------------------------------------------------
ING Focus Fund                  $27,382.31         $ 5,982.93       $ 1,704.036    $ 3,863.28
---------------------------------------------------------------------------------------------------
ING Global Information          $32,137.08         $ 9,595.07       $ 2,261.12     $ 6,832.01
   Technology Fund
---------------------------------------------------------------------------------------------------
ING Internet Fund               $ 6,035.94         $13,457.76       $ 4,550.09     $ 1,191.00
---------------------------------------------------------------------------------------------------
ING Intermediate Bond               $0             $ 8,344.64       $ 3,613.72     $ 6,039.95
   Fund
---------------------------------------------------------------------------------------------------
ING High Yield Bond                 $0             $ 7,060.16       $ 2,033.93     $ 3,194.69
   Fund
---------------------------------------------------------------------------------------------------
ING International Bond          $21,246.81         $ 2,085.92         $ 33.26      $ 3,234.32
   Fund
---------------------------------------------------------------------------------------------------
ING Money Market Fund           $48,626.76         $ 1,535.96       $ 1,075.33     $ 3,930.97
---------------------------------------------------------------------------------------------------


         The higher distribution fee attributable to Class B, Class C, and Class X shares is designed to permit an investor to purchase such shares through registered representatives of the Distributor and other broker-dealers without the assessment of an initial sales load and at the same time to permit the Distributor to compensate its registered representatives and other broker-dealers in connection with the sale of such shares. The distribution fee for all classes may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the applicable Fund. For example, such distribution fee may be used by the
Distributor: (a) to compensate broker-dealers, including the Distributor and its registered representatives, for their sale of Fund shares, including the implementation of various incentive programs with respect to broker-dealers, banks, and other financial institutions, (b) to pay for interest and other borrowing costs incurred by the distributor; and (c) to pay other advertising and promotional expenses in connection with the distribution of Fund shares. These advertising and promotional expenses include, by way of example but not by way of limitation, costs of prospectuses for other than current shareholders; preparation and distribution of sales literature; advertising of any type; expenses of branch offices provided jointly by the Distributor and affiliated companies; and compensation paid to and expenses incurred by officers, employees or representatives of the Distributor or of other broker-dealers, banks, or other financial institutions, including travel, entertainment, and telephone expenses.

         Agreements implementing the Plan of Distribution (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plan of Distribution are made in accordance with written agreements.

         The continuance of the Plan of Distribution and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plan or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan of Distribution may be terminated at any time by a vote of the majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event the Plan of Distribution is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for distribution expenses incurred after the termination date, although the Board of Trustees may allow the Funds to pay distribution expenses to the Distributor which were incurred before the Plan was terminated. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of the majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plan of Distribution may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan of Distribution must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

         In approving the Plan of Distribution, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plan of Distribution should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan of Distribution will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plan of Distribution is in effect, all amounts spent by the Funds pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all of the shares of such Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

         John J. Pileggi, as an interested person of the Trust, may be deemed to have a financial interest in the operation of the Plan of Distribution and the Implementation Agreements.

Shareholder Servicing Plan

                  Each Fund has adopted a Shareholder Servicing Plan pursuant to which it may pay a service fee up to an annual rate of 0.25% of the average daily net assets of its Class A, Class B, Class C and Class X shares to various banks, trust companies, broker-dealers or other financial organizations including the Manager and its affiliates (collectively, "Service Organizations") that provide certain administrative and support services to their customers who own shares of the Funds. These services may include, but are not limited to, (a) answering routine customer inquiries regarding the Funds; (b) assisting customers in changing dividend options, account designations and addresses, and in enrolling into any of the several investment plans offered by the Funds; (c) assisting in processing purchase and redemption transactions, including arranging wire transfers, transmitting and receiving funds, and verifying customer signatures; and (d) providing such other similar services directly to their customers to the extent permitted under applicable statutes, rules and regulations.

                  Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Funds or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

                        DETERMINATION OF NET ASSET VALUE

                  The net asset value of each Fund's shares will be determined on any day that the New York Stock Exchange (the "NYSE") is open and, in the case of the Money Market Funds, the Federal Reserve Bank are also open ("Business day"). The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the Federal Reserve Bank is closed on Columbus Day and Veteran's Day.

                  The net asset value per share of each Fund is normally determined daily as of the close of trading on the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Funds. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts closing prices which are available 15 minutes after the close of trading of the NYSE will generally be used. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the total number of shares outstanding. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

                  Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments that have a maturity of 60 days or less are valued at amortized cost, which approximates fair value as determined by the Board of Trustees of the Trust. Amortized cost involves valuing an instrument at its original cost to the portfolio and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the instrument.

                  Each equity security held by the Funds is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees of the Trust.

                  Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such foreign securities used in computing the net asset value of each Fund's shares are determined at such times as trading is completed. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such foreign securities and such foreign securities exchange rates may occur after the time at which such values are determined and prior to the close of the NYSE that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

                  As indicated under "Pricing of Shares" in the prospectus, the ING Money Market Funds use the amortized cost method to determine the value of their portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which a Fund would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in lower value of a Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

                  Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the ING Money Market Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of 397 days or less and invest only in U.S. dollar denominated eligible securities determined by the Trust's Board of Trustees to be of minimal credit risks and which (1) have received the highest short-term rating by at least two NRSROs (such as "A-1" by S&P and "P-1" by Moody's); (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Sub-Adviser.

                  In addition, the ING Money Market Funds will not invest more than 5% of their total assets in the securities (including the securities collateralizing a repurchase agreement) of a single issuer, except that, the Funds may invest in U.S. Government securities or repurchase agreements that are collateralized by U.S. Government securities without any such limitation. The ING Money Market Funds may invest up to 25% of their total assets in the first tier securities of a single issuer for a period of up to three business days after the acquisition thereof provided that the Funds may not invest in the securities of more than one issuer in accordance with this provision at any one time.

                  Pursuant to Rule 2a-7, the Board of Trustees is also required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of the ING Money Market Funds, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of a Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Fund calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board of Trustees will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                  Pursuant to procedures adopted by the Board of Trustees, the fair value of a Wrapper Agreement ("Wrapper Value") entered into by the ING Stable Value Fund generally will be equal to the difference between the "Book Value" and the market value (plus accrued interest on the underlying securities) of the portion of the Fund's assets covered by the Agreement ("Covered Assets"). Generally, the Book Value of the Covered Assets is their purchase price plus interest on the Covered Assets accreted at a rate specified in the Wrapper Agreement ("Crediting Rate"). The Crediting Rate used in computing Book Value is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Fund in the amount of the difference, i.e., a negative value, reflecting the potential liability of the Fund to the Wrapper Provider. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Fund in the amount of the difference, i.e., a positive value, reflecting the potential liability of the Wrapper Provider to the Fund. In performing its fair value determination, the Board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreement. If the Board determines that a Wrapper Provider is unable to make such payments, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Fund might be unable to maintain net asset value stability.

                         ADDITIONAL PURCHASE INFORMATION

                  Orders for the purchase of shares will be executed at the net asset value per share plus any applicable initial sales loads (the "public offering price") next determined after an order has been received. The minimum initial investment in a Fund is $2,000 ($1,000 for an investment by an IRA or any qualified retirement plan). Any subsequent investments must be at least $50, including an IRA or qualified retirement plan investment. All initial investments should be accompanied by a completed Account Application. An Account Application accompanies the prospectus. A separate application is required for an IRA or qualified retirement plan investor. All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. When you purchase shares of a Fund, please specify the class of shares that you wish to purchase. If you do not choose a class of shares, then your investment will be made in Class A shares. The Funds reserve the right to reject any purchase order. All investments may be made using any of the following methods described in the prospectus.

Description of Class A Shares

                  The public offering price of Class A shares is the net asset value per share of the applicable Fund's shares plus any initial sales load. No initial sales load is applied to Class A shares of the ING Stable Value Fund, the Money Market Funds, or to Class A shares of any Fund that you purchase through the reinvestment of dividends or distributions. The sales loads and broker-dealer concessions, which vary with the size of the purchase, are set forth in the prospectus.

                  Rights of Accumulation. The initial sales load for your investment in Fund shares may be reduced by aggregating the amount of such investment with the current value of all Fund shares currently owned by you at the time of your current purchase. In order for the sales load reductions to be effective under the Rights of Accumulation, the Transfer Agent must be notified of the reduction request when the purchase order is placed. The Transfer Agent may require evidence of your qualification for such reductions. Additional information concerning the Rights of Accumulation can be obtained from the Funds by calling 1-877-INFO-ING.

                  Letter of Intent ("LOI"). You may reduce the initial sales load rate that applies to your purchases of Class A shares by meeting the terms of an LOI -- a non-binding commitment to invest a certain amount within a thirteen-month period from your initial purchase. The total amount of your intended purchases of shares of the Funds will determine the reduced sales load rate for Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the LOI. Of the LOI amount, 5% will be held in escrow to cover additional sales loads which may be due if your total investments over the LOI period are not sufficient to qualify for a sales load reduction. In order for the sales load reductions to be effective under the LOI, the Transfer Agent must be notified of the reduction request when the purchase order is placed. The Transfer Agent may require evidence of your qualification for such reductions. Additional information concerning the LOI can be obtained from the Funds by calling 1-877-INFO-ING.

                  Waiver of All Class A Shares Initial Sales Loads. No initial sales load is imposed on sales of Class A shares for the following investors:
(i) the Manager, ING Group, any affiliate or direct or indirect subsidiary of ING Group; (ii) present officers, directors, trustees and employees (and their parents, spouses and dependent children) of the Funds, the Manager and its affiliates (including ING Group and any affiliate or direct or indirect subsidiary of ING Group), and any retirement plans established by such entities for their employees; (iii) accounts with respect to which any person described in (ii) above acts as a custodian on behalf of a minor (including Uniform Gift to Minors Act and Uniform Transfer to Minors Act accounts); (iv) dealers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees; (v) employees and registered representatives (and their parents, spouses and dependent children) of dealers or financial institutions that have entered into sales arrangements with such dealers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's parents, spouse, parents of spouse, or minor children); (vi) dealers, brokers, registered investment advisers or third-party administrators or consultants that have entered into an agreement with the Distributor providing specifically for the use of Fund shares in investment products or services made available to their clients (those clients may be charged a transaction fee by their dealer, broker or adviser for the purchase or sale of Fund shares); and (vii) employees (and their parents, spouses and dependent children) of firms providing the Funds, the Trust or their affiliates with regular legal, actuarial, underwriting, claims, administrative, computer support, marketing, office or other services.

                  Additionally, no sales load is imposed on the following transactions: (i) shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a Fund is a party; (ii) shares purchased by the reinvestment of distributions received from a Fund; (iii) shares purchased and paid for with the proceeds of shares redeemed in the prior 180 days from a mutual fund on which an initial sales load or CDSL was paid (other than a mutual fund managed by the Manager or any of its affiliates); (iv) purchases by a defined contribution plan under section 401(a) of the Code (including 401(k) plans) with at least 25 eligible employees; (v) purchases by a 403(b)(7) or 457 plan subject to the Employee Retirement Income Security Act of 1974, as amended; (vi) shares purchased by the reinvestment of loan repayments by a participant in a retirement plan; (vii) purchases by former participants in a qualified retirement plan, where a portion of the plan was invested in the Fund; (viii) purchases by non-qualified deferred compensation plans; and (ix) purchases under arrangements between the Distributor and organizations which make recommendations to or permit group solicitations of its employees, members or participants.

                  In order for the above sales load waivers to be effective, the Transfer Agent must be notified of the waiver request when the purchase order is placed. The Transfer Agent may require evidence of your qualification for such waivers. Additional information about the above sales load waivers can be obtained from the Funds by calling 1-877-INFO-ING.

                  Contingent Deferred Sales Load. The redemption proceeds of Class A shares that were not at the time of purchase assessed an initial sales load because the investor purchased $1,000,000 or more of such shares (including shares acquired under Right of Accumulation and LOI), will be assessed a CDSL if such shares are redeemed within twelve months after their purchase date (the "CDSL Period"). The Class A CDSL will be assessed on the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The Class A CDSL will not be imposed on the amount of any increase in your account value over the initial amount invested. To determine whether the Class A CDSL applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions;
(ii) shares held for over one year; and (iii) shares in the order they were purchased (such that shares held the longest are redeemed first). The Class A CDSL does not apply to the ING Stable Value Fund or to the Money Market Funds.

                  Waiver of Class A CDSL. The Class A CDSL for purchases aggregating $1 million or more will be waived in the following cases if shares are redeemed and the Transfer Agent is notified prior to the redemption: (i) redemption of shares by an investor who would otherwise qualify for an exemption, described above, from the initial sales load (i.e., employees of the Manager, etc.); (ii) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (iii) redemption to pay for optional insurance coverage described in the Prospectus under "Redemption Plans -- Optional Benefit"; (iv) the death or post-purchase disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Fund); (v) the portion of a mandated minimum distribution from an IRA, Simple IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in Class A shares of the Funds; (vi) reinvested dividends and capital gains and (vii) a Systematic Withdrawal Plan of 10% per year where the minimum distribution is $500 per month.

                  In order for the CDSL waivers to be effective, the Transfer Agent must be notified of the waiver request when the redemption order is placed. The Transfer Agent may require evidence of your qualification for such waivers. Additional information about the above CDSL waivers can be obtained from the Funds by calling 1-877-INFO-ING.

Description of Class B Shares

                  The public offering price of Class B shares is the net asset value of the applicable Fund's shares. Such shares are sold without an initial sales load so that the Fund receives the full amount of the investor's purchase. However, a CDSL will be imposed if shares are redeemed within six years of purchase (except for the ING Stable Value Fund). The Class B CDSL will not apply to redemptions of shares purchased by the reinvestment of dividends or capital gains distributions and may be waived under certain circumstances described below. The Class B CDSL will be assessed on the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The Class B CDSL will not be imposed on the amount of any increase in your account value over the initial amount invested. The Class B CDSL is paid to the Distributor to reimburse expenses incurred in providing distribution-related services to the Funds in connection with the sale of Class B shares.

Although Class B shares are sold without an initial sales load, the Distributor normally pays a sales commission of 4.00% of the purchase price of Class B shares to the dealer from its own resources at the time of the sale. The Distributor, ING Fund Services and their agents may assign their right to receive any Class B CDSL, certain distribution, shareholder servicing and account servicing fees to an entity affiliated with the Manager that provides funding for up-front sales commission payments.

                  To determine whether the Class B CDSL applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares held for over six years; and (iii) shares in the order they were purchased (such that shares held the longest are redeemed first). The amount of the Class B CDSL will depend on the number of years since the time you invested and the dollar amount being redeemed, according to the following schedule:

                   REDEMPTION DURING                  CLASS B
                  ---------------------                  CDSL
                                                     ------------
                1st year after purchase                    5%
                2nd year after purchase                    4%
                3rd year after purchase                    4%
                4th year after purchase                    3%
                5th year after purchase                    2%
                6th year after purchase                    1%

                  In the table, a "year" is a 12-month period. All purchases are considered to have been made on the business day of the month in which the purchase was made.

                  Waiver of Class B CDSL. The Class B CDSL will be waived in the following cases if shares are redeemed and the Transfer Agent is notified: (i) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (ii) redemption to pay for optional insurance coverage described in the prospectus under "How to Redeem Shares";
(iii) the death or post-purchase disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Funds); (iv) the portion of a mandated minimum distribution from an IRA, Simple IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in Class B shares of the Funds; (v) reinvested dividends and capital gains and (vi) a Systematic Withdrawal Plan of 10% per year where the minimum distribution is $500 per month with an initial account of $20,000 or greater.

                  Conversion to Class A Shares. Eight years after you purchase Class B shares of a Fund, those shares will automatically convert to Class A shares of that Fund (except for the ING Stable Value Fund). This conversion feature relieves Class B shareholders of the higher asset-based distribution charges that applies to these shares. The conversion is based on the relative net asset value, and no sales load or other charge is imposed. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains ("Dividend Shares") will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares. Under Section 1036 of the Code, the automatic conversion of Class B shares will not result in a gain or loss to the Fund or to affected shareholders.

Description of Class C Shares

                  The public offering price of Class C shares is the net asset value of such shares. Class C shares are sold without an initial sales load so that the applicable Fund receives the full amount of the investor's purchase. While Class C shares do not convert to Class A shares, they are subject to a lower CDSL (1.00%) and do not have to be held for as long a time (one year) as Class B shares to avoid paying a CDSL. The Class C CDSL will be assessed on the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The Class C CDSL will not be imposed on the amount of any increase in your account value over the initial amount invested. To determine whether the Class C CDSL applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares held for over one year; and (iii) shares in the order they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares.

                  Proceeds from the CDSL are paid to the Distributor and are used to defray its expenses related to providing distribution-related services to the applicable Fund in connection with the sale of Class C shares, such as the payment of compensation to selected broker-dealers, and for selling Class C shares. The combination of the CDSL and the Rule 12b-1 fee enables the Fund to sell the Class C shares without deduction of a sales load at the time of purchase. Although Class C shares are sold without an initial sales load, the Distributor pays a dealer concession equal to 1.00% of the amount invested to broker-dealers who sell Class C shares at the time the shares are sold.

                  Waiver of Class C CDSL. The Class C CDSL will be waived in the following cases if shares are redeemed and the Transfer Agent is notified: (i) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (ii) redemption to pay for optional insurance coverage described in the Prospectus under "How to Redeem Shares";
(iii) the death or post-purchase disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Funds); (iv) the portion of a mandated minimum distribution from an IRA, Simple IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in Class C shares of the Funds; (v) reinvested dividends and capital gains and (vi) a Systematic Withdrawal Plan of 10% per year where the minimum distribution is $500 per month with an initial account of $20,000 or greater.

Description of Class X Shares

                  Class X shares are currently offered to certain "Qualified" purchases (including, but not limited to, IRAs, Education IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). Any request for "Non-Qualified" purchases of Class X shares up to $1,000,000 will normally be considered as a purchase request for Class B shares or declined. Any request for "Non-Qualified" purchases of Class X shares for $1,000,000 or more will be considered as a purchase request for Class A shares or declined, because it is more advantageous for an investor to purchase Class A shares for such amounts.

                  The public offering price of Class X shares is the net asset value of the applicable Fund's shares. In addition, investors purchasing Class X shares will receive, as a bonus, additional shares ("Bonus Shares") having a value equal to 2.00% of the amount invested. The Distributor has undertaken to pay for Bonus Shares as part of its services to the Funds. The Distributor expects to recover costs associated with its purchases of Bonus Shares through fees received under the Class X Distribution Plan. Shares purchased by the reinvestment of dividends or capital gains distributions are not eligible for Bonus Shares.

                  Although Class X shares are sold without an initial sales load, a CDSL will be imposed if shares are redeemed within six years of purchase. The Class X CDSL will not apply to redemptions of Bonus Shares or shares purchased by the reinvestment of dividends or capital gains distributions and may be waived under certain circumstances described below. The Class X CDSL will be assessed on the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The Class X CDSL will not be imposed on the amount of any increase in your account value over the amount invested. The Class X CDSL is paid to the Distributor to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class X shares. Although Class X shares are sold without an initial sales load, the Distributor normally pays a sales commission of 2.50% of the purchase price of Class X shares to the dealer from its own resources at the time of the sale. The Distributor, ING Fund Services and their agents may assign their right to receive any Class X CDSL, certain distribution, shareholder servicing and account servicing fees to an entity affiliated with the Manager that provides funding for up-front sales commission payments.

                  To determine whether the Class X CDSL applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares (including Bonus Shares) held for over six years; and (iii) shares (not including Bonus Shares) in the order they were purchased (such that shares held the longest are redeemed first); and (iv) Bonus Shares in the order they were acquired (such that Bonus Shares held the longest are redeemed first). The amount of the Class X CDSL will depend on the number of years since the time you invested and the dollar amount being redeemed, according to the following schedule:

                    REDEMPTION DURING                       CLASS X
                    -----------------                         CDSL
                                                          ------------
                    1st year after purchase                   5%
                    2nd year after purchase                   4%
                    3rd year after purchase                   4%
                    4th year after purchase                   3%
                    5th year after purchase                   2%
                    6th year after purchase                   1%

                  In the table, a "year" is a 12-month period. All purchases are considered to have been made on the business day of the month in which the purchase was made.

                  Waiver of Class X CDSL. The Class X CDSL will be waived in the following cases if shares are redeemed and the Transfer Agent is notified: (i) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (ii) the death or post-purchase disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Fund); (iii) the portion of a mandated minimum distribution from an IRA, Simple IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in Class X shares of the Fund; and (iv) reinvested dividends and capital gains.

                  Conversion to Class A Shares. Eight years after you purchase Class X shares of a Fund, those shares will automatically convert to Class A shares of that Fund. This conversion feature relieves Class X shareholders of the higher asset-based distribution charges that apply to these shares. The conversion is based on the relative net asset value, and no sales load or other charge is imposed. At the time of conversion, a portion of the Class X shares purchased through the reinvestment of dividends or capital gains ("Dividend Shares") will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class X non-Dividend Shares to your total Class X non-Dividend Shares. Under Section 1036 of the Code, the automatic conversion of Class X shares will not result in a gain or loss to the Fund or to affected shareholders.

Description of Class I Shares

                  Class I shares are currently offered only to retirement plans affiliated with ING Group. The public offering price of Class I shares is the net asset value of the applicable Fund's shares.

Minimum Account Balance

                  If (i) an account opened in a Fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (ii) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the Fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a Fund determines that a shareholder has provided incorrect information in opening an account with a Fund or in the course of conducting subsequent transactions with the Fund related to such account, the Fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

Reinstatement Privilege

                  Within 90 days of a redemption, a shareholder may invest all or part of the redemption proceeds of shares in the same class of shares of any Fund at the public offering price next computed after receipt by the Transfer Agent of the funds to be reinvested. You will receive a credit for any initial sales charge or CDSL previously paid. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of Fund shares on which a sales load was paid are reinvested in (or exchanged for) shares of another Fund at a reduced sales load within 90 days of the payment of the sales load, the shareholder's basis in the fund shares redeemed may not include the amount of the sales load paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the Fund shares purchased will include the sales load. Each Fund may amend, suspend or cease offering this privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each Fund.


                       ADDITIONAL REDEMPTION INFORMATION

                  Shareholders may redeem their shares, in whole or in part, on each day a Fund is valued. Shares will be redeemed without charge (except any applicable CDSL) at the net asset value next determined after a redemption request in good order has been received by the applicable Fund. In the instance where a shareholder owns more than one class of shares and the shares being redeemed are not subject to the CDSC, those shares with the highest Rule 12b-1 fee will be redeemed in full prior to any redemption of shares with a lower Rule 12b-1 fee.

                  Where purchases are made by check in any Fund, redemption proceeds will be made available immediately upon clearance of the purchase check, which may take up to 15 calendar days. Shareholders may avoid this delay by investing through wire transfers of federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

                  Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Funds may, however, take up to seven days to make payment. This will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates. No interest or additional dividends will be earned on amounts represented by uncashed redemption checks or misapplied wire payments.

                  To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Funds have no present intention to do so, the Funds reserve the right to refuse or to limit the frequency of any telephone or wire redemptions. Of course, it may be difficult to place orders by telephone during periods of severe market or economic change, and a shareholder should consider alternative methods of communications, such as couriers. The Funds may modify or terminate their services and provisions at any time. If the Funds terminate any particular service, they will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders. Under certain circumstances described below, a signature guarantee may be required. You may redeem your shares using any of the methods described in the prospectus.

Redemption Fees

                  The ING Stable Value Fund charges a redemption fee under certain conditions to discourage redemptions initiated by shareholders attempting to take advantage of interest rate movements. The ING Stable Value Fund will deduct a 2.00% redemption fee pursuant to the terms outlined in the Prospectus.

Signature Guarantees

                  A signature guarantee is designed to protect the investor, the Funds, the Distributor, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of the Funds. Signature guarantees are required for: (i) redemptions by mail in excess of $50,000; (ii) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (iii) written redemptions requesting proceeds to be sent by wire to other than the bank of record for the account;
(iv) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 15 days; (v) requests to transfer the registration of shares to another owner; (vi) telephone exchange and telephone redemption authorization forms; (vii) changes in previously designated wiring instructions; and (viii) written redemptions or exchanges of shares previously reported as lost/abandoned property, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

                  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (i) a signature guarantee with a medallion stamp of the STAMP Program, or (ii) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should call the Funds at 1-877-INFO-ING.

Redemption in Kind

                  All redemptions of shares of the Funds shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Funds that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets, including, in the case of the ING Stable Value Fund, Wrapper Agreements, in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of that Fund are valued. If the recipient were to sell such securities he or she may receive more or less than the value of such securities as determined above, and might incur brokerage charges.

                  The ING Stable Value Fund. To the extent that any payment in kind by the ING Stable Value Fund includes a Wrapper Agreement, the Fund will assign a portion of one or more Wrapper Agreements to you. The economic terms and conditions of each assigned Wrapper Agreement will be substantially similar to the Wrapper Agreements held by the Fund.

                  To accept the assignment of a Wrapper Agreement, you must, in a writing delivered to us, accept such assignment and represent to the Wrap Provider that such assignment and acceptance of the Wrapper Agreement does not violate any laws applicable to you. In that regard, you may be required to retain the services of a qualified professional asset manager ("QPAM") to review and make the decision to accept the assignment on your behalf. In the event you do not accept the assignment of the Wrapper Agreement, you may either receive Securities as a payment in kind, or elect to provide the Fund with twelve (12) months notice of your request for such redemption. The Fund may require prospective shareholders to agree, prior to investing in the Fund, that they will accept an assignment of a Wrapper Agreement as part of an in kind redemption, provided that at the time of the redemption payment such assignment would not violate applicable law.

                  To the extent a payment in kind is made with securities, you may incur transaction expenses in custodying and disposing of the securities. Therefore, a shareholder receiving securities will likely incur costs that may exceed such shareholder's share of the operating expenses incurred by the Fund. In addition, Wrapper Agreements assigned to you as a payment in kind are illiquid and will require you to pay fees directly to the Wrap Provider rather than through the Fund. Further, the Wrapper Agreement may contain restrictions on the securities subject to such agreement, including, but not limited to, the types, maturities, duration and credit quality of each security. Therefore, to obtain the benefits of a Wrapper Agreement, you may not be able to freely trade the securities underlying the agreement. Finally, if you obtain the services of a QPAM in connection with a payment in kind, you will incur additional costs.

                  In the event a redemption is made in kind with a Wrapper Agreement, the Fund will incur costs in obtaining such Wrapper Agreement. These costs are not expected to exceed the redemption fee.

                          PURCHASE AND REDEMPTION PLANS

                  The Trust offers various purchase and redemption plans that make investing and redeeming shares of the Funds more convenient than by mail or wire. The following are the plans offered and the features of the plans. Please contact the Funds at 1-877-INFO-ING for the appropriate authorization form. These purchase and redemption plans are currently not available for investors that invest through IRAs or any qualified retirement plans.

                  ING Auto-Asset Accumulation Plan. This plan permits you to purchase Fund shares (minimum of $50 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. To establish an Auto-Asset Accumulation Plan account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form from the Funds by calling 1-877-INFO-ING. You may cancel your participation in this privilege or change the amount of purchase at any time by mailing written notification to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416, and the notification will be effective three business days following receipt. The Fund may modify or terminate this privilege at any time or charge a service fee. No such fee currently is contemplated.

                  ING Directed Federal Deposit Plan. ING Directed Federal Deposit Plan enables you to purchase Fund shares (minimum of $50 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the federal government automatically deposited into your Fund account. You may deposit as much of such payments as you elect. To enroll in this plan you must file with the Transfer Agent a completed Directed Deposit Sign-Up Form for each type of payment that you desire to include in this plan. The appropriate form may be obtained from the Funds by calling 1-877-INFO-ING. Death or legal incapacity will terminate your participation in this plan. You may elect at any time to terminate your participation by notifying in writing the appropriate federal agency. The Fund may terminate your participation upon 30 days' notice to you.

                  ING Scheduled Payroll Investment Program. ING Scheduled Payroll Investment Program permits you to purchase Fund shares automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing ING account electronically through the Automated Clearing House system at each pay period. To establish an ING Scheduled Payroll Investment Program account, you must file an authorization form with your employer's payroll department. Your employer must complete the reverse side of the form and return it to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. You may obtain the necessary authorization form from the Funds by calling 1-877-INFO-ING. You may change the amount of purchase or cancel the authorization only by written notification to your employer. It is the sole responsibility of your employer, not the Distributor, the Trust, the Transfer Agent or any other person, to arrange for transactions under the ING Scheduled Payroll Investment Program. Minimum investment amounts will be determined on a case-by-case basis. The Fund may modify or terminate this program at any time or charge a service fee. No such fee currently is contemplated.

                  Systematic Withdrawal Plan. An owner whose initial account balance equaled $20,000 or more of a Fund may elect to have periodic redemptions of up to 10% per year of the initial account balance from his or her account to be paid on a monthly, quarterly, semi-annual or annual basis. The minimum periodic payment is $50. A sufficient number of shares to make the scheduled redemption will normally be processed on the selected day of the selected month(s). Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

                  ING "Bank to Bank" Transfer Plan. You may request by telephone that redemption proceeds (minimum $500 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be designated. Redemption proceeds will be on deposit in your account at an Automated Clearing House member bank ordinarily two days after receipt of the redemption request. Holders of jointly registered Fund or bank accounts may redeem through the plan for transfer to their bank account not more than $250,000 within any 30-day period.

                  Optional Benefit. ING Group, an affiliate of ING Group, or an unrelated third party (the "Insurer") may make certain life insurance coverage available to certain persons on whose behalf shares of the Funds are purchased. The benefits of this coverage payable at death will be related to the amounts paid to purchase shares and to the value of the shares held for the benefit of the insured persons. Therefore, coverage will terminate if all shares are redeemed.

                  Purchasers of the life insurance coverage will be required to authorize periodic redemptions of Fund shares to pay the premiums for such coverage. Such redemptions will not be subject to CDSLs, but will have the same tax consequences as any other Fund redemptions.

                  This life insurance coverage will be available to eligible persons who enroll for the coverage within a limited time period after shares in any Fund are initially purchased or transferred. In addition, coverage cannot be made available unless the Insurer knows for whose benefit shares are purchased. For instance, coverage cannot be made available for shares registered in the name of your broker unless the broker provides the Insurer with information regarding the beneficial owners of such shares. Other restrictions on the coverage will apply, such as the age of the persons upon whose life the coverage is issued. This insurance coverage may not be available in all states and may be subject to additional restrictions or limitations on coverage. Purchasers of shares should also make themselves familiar with the impact on the life coverage of purchasing additional shares, reinvestment of dividends and capital gains distributions and redemptions. Please call 1-877-INFO-ING for more information and application forms for this program.

                           BROKER-DEALER COMPENSATION

                  As discussed in the prospectus, a broker-dealer may receive different levels of compensation depending on which class of shares is sold. The Distributor may also provide, from its own resources and not from the resources of the Funds, additional compensation to broker-dealers in connection with selling shares of the Funds or for the broker-dealer's own company-sponsored sales programs. This additional compensation may take the form of additional payments by the Distributor or a reallowance by the Distributor of up to the full applicable initial sales load. A broker-dealer who receives a reallowance of the full applicable initial sales load may be deemed an "underwriter" under the Securities Act of 1933 Act, as amended, during such periods.

                  The following are broker dealers who are currently participating in the reallowance program: Merit Capital Associates, Inc. and Princeton Securities Corporation. Such programs may be extended for a limited time or may continue until terminated by the Distributor.

                  The Distributor may provide up to 1.00% to dealers of record for shares purchased without a sales load when shares purchased and paid for with the proceeds of shares redeemed in the prior 180 days from a mutual fund on which an initial sales load or CDSL was paid (other than a mutual fund managed by the Manager or any of its affiliates).

                  The Distributor may pay individual representatives of affiliated companies up to an additional 1.00% of the net asset value of Class A, Class B, Class C, Class X and/or Class I shares of the Funds sold by such persons. The affiliated companies, as such term is defined under the 1940 Act, are IFG Network Securities, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, Vestax Securities Corp., Southland Life Insurance Company, Security Life of Denver Insurance Company, Equitable Life Insurance Company of Iowa, and Compulife Investor Services, Inc. Representatives of the affiliated companies also may receive up to .20% of the net asset value of Class A, Class B, Class C and Class X shares of the Funds sold by them.

                  For selected periods of time, the Distributor has undertaken to pay (i) 2.00% of the net asset value of Class A, Class B, Class C and Class X shares of the Funds sold (other than the ING Money Market Funds), including sales and transfers at net asset value to Cantella & Co., Inc.; (ii) .25% of the net asset value of Class A, Class B, Class C and Class X shares of the Funds sold (other than the ING Money Market Funds), including sales and transfers at net asset value to Dain Rauscher Incorporated; and (iii) .20% of the net asset value of Class A, Class B, Class C and Class X shares of the Funds sold (other than the ING Money Market Funds), including sales and transfers at net asset value to Advest, Inc. Such programs may be extended for a limited time or may continue until terminated by the Distributor.

                             PORTFOLIO TRANSACTIONS

                  Investment decisions for the Funds and for the other investment advisory clients of the Sub-Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

                  The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Funds' Boards of Trustees, the Sub-Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The reasonableness of such spreads or brokerage commissions will be evaluated by comparing spreads or commissions among brokers or dealers in consideration of the factors listed immediately above and research services described below.

                  Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded otherwise than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Funds or the Distributor are prohibited from dealing with the Funds as a principal in the purchase and sale of securities except in limited situations permitted by SEC regulations, unless an exemptive order allowing such transactions is obtained from the SEC.

                  The aggregate amount of brokerage commissions paid by the Funds during the fiscal year ended October 31, 1999 were:

                ING Large Cap Growth Fund                                    $ 70,079
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                ING Growth & Income Fund                                     $ 60,568
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                ING Mid Cap Growth Fund                                      $ 53,931
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                ING Small Cap Growth Fund                                    $ 77,325
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                ING Global Brand Names Fund                                  $ 67,743
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                ING International Equity Fund                                $112,855
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                ING European Equity Fund                                     $ 91,450
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                ING Tax-Efficient Equity Fund                                $ 53,629
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                ING Focus Fund                                               $111,967
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                ING Global Information Technology Fund                       $ 49,574
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                ING Internet Fund                                            $  3,208
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                ING Intermediate Bond Fund                                   $     0
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                ING High Yield Fund                                          $     0
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                ING International Bond Fund                                  $     0
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                ING Money Market Fund                                        $     0
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                  The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Sub-Adviser. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Sub-Adviser in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by the Funds is not reduced because the Sub-Adviser and its affiliates receive such services.

                  As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the Sub-Adviser may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Sub-Adviser an amount of disclosed commission for effecting a securities transaction for the Funds in excess of the commission which another broker-dealer would have charged for effecting that transaction.

                  The Sub-Adviser may allocate purchase and sales orders for portfolio securities to broker-dealers that are affiliated with the Manager or the Distributor in agency transactions, if the Sub-Adviser believes the quality of the transaction and commissions are comparable to what they would be with other qualified brokerage firms.

                  Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Sub-Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.


Portfolio Turnover

                  Changes may be made in the portfolio consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. Portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.

                                    TAXATION

                  Each Fund intends to qualify and elect annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). In addition, a Fund earning tax-exempt interest must, in each year, distribute at least 90% of its net tax-exempt income. By meeting these requirements, the Funds generally will not be subject to federal income tax on its investment company taxable income and net capital gains which are distributed to shareholders. If the Funds do not meet all of these Code requirements, they will be taxed as ordinary corporations and their distributions will be taxed to shareholders as ordinary income.

                  As long as the Funds qualify as regulated investment companies for federal income tax purposes, each Fund, in computing its income subject to federal income tax, is entitled to deduct all dividends other than "preferential" dividends paid by it to shareholders during the taxable year. "Preferential" dividends are dividends other than dividends which have been distributed to shareholders pro rata without preference to any share of the Fund as compared with other shares of the same class and without preference to one class of shares as compared with another, except in accordance with the former's dividend rights as a class. The Funds believe that a multiple-class structure having all of the features of the multiple-class structure of each of the Funds would not result in dividends being treated as "preferential." The Funds' belief is not binding on the Internal Revenue Service (the "IRS"), no ruling has been obtained by the Funds from the IRS on the matter and there can be no guarantee that the IRS will agree with the Funds on this matter. The Funds' belief is based on the application of current federal income tax law and relevant authorities, and subsequent changes in federal tax law or judicial or administrative decisions or pronouncements may supercede or affect the Funds' conclusions. The Funds do not believe that a multiple-class structure having all of the features of the multiple-class structure of each of the Funds has been considered by the IRS in other rulings. If dividends declared and paid by a Fund on any class of shares were to be treated as "preferential," dividends paid by the Fund to shareholders on all classes of shares during the taxable year would become non-deductible. In this event, the Fund would not be treated as a regulated investment company and the Fund would be taxed on its net income, without any deductions for dividends paid to its shareholders. The resulting federal and state income tax liability, and any related interest and penalties, would be payable from and to the extent of such Fund's then available assets and ultimately would be borne by all current shareholders. The treatment of dividends declared and paid during the taxable year on any class of shares as preferential, and the resulting failure of a Fund to be treated as a regulated investment company, could have additional personal income tax consequences for shareholders of the Fund, including the taxation of distributions as ordinary income that otherwise would have been classified as net capital gains.

                  Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31, of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

                  Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. To the extent dividends received by a Fund are attributable to foreign corporations, a corporation that owns shares will not be entitled to the dividends-received deduction with respect to its pro rata portion of such dividends, since the dividends-received deduction is generally available only with respect to dividends paid by domestic corporations.

                  Distributions of net long-term capital gains, if any, designated by the Funds as long-term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

                  A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any unutilized capital loss remaining is lost as a deduction. For the fiscal; year ending, the ING Tax Efficient Equity Fund had capital loss carryforwards equal to $7,352, the ING Small Cap Growth Fund had capital loss carryforwards equal to $1,539,689, the ING Mid Cap Growth Fund had capital loss carryforwards equal to $2,076,959, the ING Large Cap Growth Fund had capital loss carryforwards equal to $1,396,880, the ING Intermediate Bond Fund had capital loss carryforwards equal to $1,083,329 and the ING International Bond Fund had capital loss carryforwards equal to $247,357.

                  Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which nevertheless generally will be taxable to them.

                  Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholders' hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

                  Some Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

                  A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by a Fund. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

                  Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not invest in PFIC stock. Investors should consult their own tax advisors in this regard.

                  The taxation of equity options is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

                  Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds may invest in are so-called "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of a taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss. Investors should consult their own tax advisors in this regard.

                  Generally, the hedging transactions undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that is part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to stockholders.

                  A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under the rules according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

                  Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions. Investors should consult their own tax advisors in this regard.

                  Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income. Investors should consult their own tax advisors in this regard.

                  Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to "pass-through" to its shareholders the amount of such foreign taxes paid by the Fund. Pursuant to this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund and would be entitled either to deduct his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by a Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country, and (b) the portion of the dividend which represents income derived from foreign sources.

                  Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit) including foreign source passive income of a Fund. The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

                  The Funds are required to report to the Internal Revenue Service ("IRS") all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

                  The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local income taxes in certain states. Shareholders should consult their tax advisers with respect to particular questions of federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

                  ING National Tax-Exempt Bond Fund and ING National Tax-Exempt Money Market Fund. These Funds intend to manage their respective portfolios so that each will be eligible to pay "exempt-interest dividends" to shareholders. The Funds will so qualify if, at the close of each quarter of its taxable year, at least 50% of the value of their respective total assets consists of state, municipal, and certain other securities, the interest on which is exempt from the regular Federal income tax. To the extent that a Fund's dividends distributed to shareholders are derived from such interest income and are designated as exempt-interest dividends by the Fund, they will be excludable from a shareholder's gross income for Federal income tax purposes. Exempt-interest dividends, however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their Social Security benefits and certain railroad retirement benefits. The Funds will inform shareholders annually as to the portion of the distributions from the Fund which constitute except-interest dividends. In addition, for corporate shareholders of the Funds, exempt interest dividends may comprise part or all of an adjustment to alternative minimum taxable income. Exempt-interest dividends that are attributable to certain private activity bonds, while not subject to the regular Federal income tax, may constitute an item of tax preference for purposes of the alternative minimum tax.

                  To the extent that a Fund's dividends are derived from its investment company taxable income (which includes interest on its temporary taxable investments and the excess of net short-term capital gain over net long-term capital loss), they are considered ordinary (taxable) income for Federal income tax purposes. Such dividends will not qualify for the dividends-received deduction for corporations. Distributions, if any, of net long-term capital gains (the excess of net long-term capital gain over net short-term capital loss) designated by a Fund as long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time the shareholder has owned shares of the Fund.

                                OTHER INFORMATION

Capitalization

                  The Trust is a Delaware business trust established under a Trust Instrument dated July 30, 1998 and currently consists of twenty-seven separately managed portfolios, all of which are discussed in this SAI. Each portfolio is comprised of five different classes of shares -- Class A shares, Class B shares, Class C shares, Class X shares and Class I shares, except that the ING National Tax-Exempt Bond Fund and the ING National Tax-Exempt Money Market Fund do not offer Class X and Class I shares, and the ING Stable Value Fund only offers Class A and Class B shares.

                  The capitalization of the Funds consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Funds will not alter the rights of the shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights, conversion rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

                  In the event of a liquidation or dissolution of the Funds or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved in liquidation, based on the number of shares of the Fund that are held by each shareholder.

Voting Rights

                  Under the Trust Instrument, the Funds are not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. It is not anticipated that the Funds will hold shareholders' meetings unless required by law or the Trust Instrument. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Funds. In addition, the Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Funds may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Funds. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

                  The Funds' shares do not have cumulative voting rights, so that the holder of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                  Shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Fund, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Funds voting together in the aggregate without regard to a particular Fund.

Performance Information

                  The Funds may, from time to time, include their yields and average annual total returns in advertisements or reports to shareholders or prospective investors.

                  Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

                        n
                  P(l+T) = ERV

                  (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

                  Current yields for each of the ING Money Market Funds will be based on the change in the value of a hypothetical investment (exclusive of capital changes such as gains or losses from the sale of securities and unrealized appreciation and depreciation) over a particular seven-day period, less a pro rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for each Money Market Fund assumes that all dividends received during the base period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return +1) [(RAISED TO THE (365/7) POWER]] - 1.

The table below illustrates the current and effective yields of the ING Money Market Fund for the seven days ended October 31, 1999:

                  -------------------------------------------------------------------------
                                                       Current Yield       Effective Yield
                  -------------------------------------------------------------------------
                  ING Money Market Fund
                  -------------------------------------------------------------------------
                     Class A Shares                        4.85%                4.97%
                     Class B Shares                        4.21%                4.30%
                     Class C Shares                        4.21%                4.30%
                     Class I Shares                        5.31%                5.45%
                     Class X Shares                        4.21%                4.30%
                  --------------------------------------------------------------------------

                  Quotations of yield for the Funds which are not money market funds will be based on the investment income per share earned during a particular 30-day period, less expenses accrued during a period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                              a - b     6
                  YIELD = 2[( ----- +1 )  - 1]
                               cd

                  where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

                  The table below illustrates the yields of the ING Intermediate Bond Fund, the ING High Yield Bond Fund and the ING International Bond Fund for the 30-day period ended October 31, 1999:

                         -------------------------------------------------------------
                                                                    Effective Yield
                         -------------------------------------------------------------
                         ING Intermediate Bond Fund
                         -------------------------------------------------------------
                            Class A Shares                               6.61%
                            Class B Shares                               6.16%
                            Class C Shares                               6.19%
                            Class X Shares                               6.18%
                         -------------------------------------------------------------
                         ING High Yield Bond Fund
                         -------------------------------------------------------------
                            Class A Shares                               8.20%
                            Class B Shares                               7.83%
                            Class C Shares                               7.83%
                            Class X Shares                               7.86%
                         -------------------------------------------------------------
                         ING International Bond Fund
                         -------------------------------------------------------------
                            Class A Shares                               3.82%
                            Class B Shares                               3.35%
                            Class C Shares                               3.37%
                            Class I Shares                               4.47%
                            Class X Shares                               3.36%
                         -------------------------------------------------------------

                  Quotations of the tax-equivalent yield for the ING National Tax-Exempt Money Market Fund and the ING National Tax-Exempt Bond Fund will be calculated according to the following formula:

                                             E
                  TAX EQUIVALENT YIELD = ----------
                                           1 - p

                  E = Tax-Exempt yield
                  p = stated income tax rate

                  Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Yield and total return for the Funds will vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

                  The Funds may also calculate performance using any other historical measure of performance (not subject to any prescribed method of computation) if the measurement reflects all elements of return. If used, such performance measurements will disclose the length of and the last day in the base period used in calculating the quotation, a description of the method by which the performance data is calculated, and the income tax rate used in the calculation, if applicable.

                  In connection with communicating its yields or total return to current or prospective shareholders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

                  The Funds may from time to time include in advertisements, sales literature, communications to shareholders and other materials, comparisons of its total return to the return of other mutual funds with similar investment objectives, broadly-based market indices, other investment alternatives, rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the funds may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., the S&P 500 Index, the Dow Jones Industrial Average, the Russell 2000 or, in the case of the ING Money Market Funds, IBC Financial Data, Inc. Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund performance rating service that rates mutual funds on the basis of risk-adjusted performance. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from editorials or articles about the Funds or the Funds' managers.

                  The Funds may also publish rankings or ratings of the managers. Materials may include a list of representative clients of the Funds' investment advisers and may contain information regarding the background, expertise, etc. of the Funds' investment advisers or portfolio managers. The distributor may provide information that discusses the managers' philosophy, investment strategy, investment process, security selection criteria and screening methodologies.

                  In addition, the Funds may also include in materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund, economic and political conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities, and hypothetical investment returns based on certain assumptions. From time to time, materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund) as well as the views of the advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. Material may also contain fund holdings, sector allocations, asset allocations, credit ratings, and regional allocations. Material may refer to various fund identifiers such as the CUSIP numbers or NASDAQ symbols.

Principal Holders of Fund Shares

                  As of January 31, 2000, ING America Insurance Holdings, Inc. owned of record more that 25% of the shares of each Fund and thus may be deemed to control the Funds. ING America Insurance Holdings, Inc. is a corporation organized under the laws of the state of Delaware. Generally, a shareholder holding more than 50% of a Fund's shares would be able to cast the deciding vote on any proposal submitted to shareholders.

                  To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Funds' equity securities as of January 31, 2000, and the percentage of the outstanding shares held by such holders are set forth in the table below.


-------------------------------------------------------------------------------------------------------------------------------
                                                          NAME AND                           PERCENT OWNED     PERCENT OWNED
            ING FUND                                  ADDRESS OF OWNER                         OF RECORD        BENEFICIALLY
-------------------------------------------------------------------------------------------------------------------------------
ING Large Cap Growth               ING America Insurance Holdings Inc.                          58.29%
Fund - Class A                     Attn David S. Pendergrass
                                   5780 Powers Ferry Road
                                   Atlanta, GA  30327-4349
-------------------------------------------------------------------------------------------------------------------------------
                                   Carn & Co #02265101                                          22.36%            22.36%
                                   ING Savings Plan
                                   Attn Mutual Funds-Star
                                   PO Box 96211
                                   Washington, DC  20090-6211
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
ING Large Cap Growth               Tribal Government                                            72.66%
Fund - Class C                     Forest County
                                   Potawatomi Children
                                   P.O. Box 340
                                   Crandon, WI  54520-0340
-------------------------------------------------------------------------------------------------------------------------------
ING Large Cap Growth               Baring North America                                         54.19%            54.19%
Fund - Class I                     401K Retirement Plan
                                   Attn Melinda B Dee
                                   125 High Street Suite 2700
                                   Boston, MA  02110-2704
-------------------------------------------------------------------------------------------------------------------------------
                                   Baring North America                                         45.81%            45.81%
                                   Employee Pension Plan
                                   Attn Melinda B Dee
                                   125 High Street Suite 2700
                                   Boston, MA  02110-2704
-------------------------------------------------------------------------------------------------------------------------------
ING Growth & Income                ING America Insurance Holdings Inc.                          79.75%
Fund - Class A                     Attn David S. Pendergrass
                                   5780 Powers Ferry Road
                                   Atlanta, GA  30327-4349
-------------------------------------------------------------------------------------------------------------------------------
ING Growth & Income                First Union Securities, Inc.                                  6.74%             6.74%
Fund - Class B                     A/C 5477-8728
                                   FBO Lonnie McDade IRA
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------------
ING Growth & Income                Investors Fiduciary Trust Co Cust                            11.62%
Fund - Class C                     IRA A/C John M Murphay
                                   871 Shawmut Ct NW
                                   Grand Rapids, MI  49505-3682
-------------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co Cust                            11.31%
                                   IRA R/O Robert R Wysocki
                                   741 Sligh Blvd NE
                                   Grand Rapids, MI  49505-3682
-------------------------------------------------------------------------------------------------------------------------------
                                   Donaldson Lufkin Jenrette Securities                          5.98%             5.98%
                                   Corporation Inc.
                                   P.O. Box 2052
                                   Jersey City, NJ  07303-2052
-------------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co Cust                             5.36%
                                   IRA A/C Nancy K Nowicki
                                   1240 Lamont Ave NW
                                   Grand Rapids, MI  49505-3682
-------------------------------------------------------------------------------------------------------------------------------
ING Mid Cap Growth                 ING America Insurance Holdings Inc.                          91.93%
Fund - Class A                     Attn David S. Pendergrass
                                   5780 Powers Ferry Road
                                   Atlanta, GA  30327-4349
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
ING Mid Cap Growth                 Investors Fiduciary Trust Co Cust                             8.77%
Fund - Class B                     IRA A/C Kenneth H Mangels
                                   1722 Ironwood Dr
                                   Sycamore, IL  60178-2746
-------------------------------------------------------------------------------------------------------------------------------
                                   First Union Securities, Inc.                                  6.90%             6.90%
                                   A/C 4303-4396
                                   Linda R Hucker TR
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co Cust                             6.56%
                                   IRA A/C Jeff Leas
                                   40W922 Creekwood Dr
                                   Elgin, IL  60123-8366
-------------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co Cust                             6.12%
                                   IRA A/C L Claire Boroff
                                   47 Winnipeg Rd
                                   Kearney, NE  68847-7930
-------------------------------------------------------------------------------------------------------------------------------
ING Mid Cap Growth                 Donaldson Lufkin Jenrette Securities                         26.18%            26.18%
Fund - Class C                     Corporation Inc.
                                   P.O. Box 2052
                                   Jersey City, NJ  07303-2052
-------------------------------------------------------------------------------------------------------------------------------
                                   Donaldson Lufkin Jenrette Securities                         15.06%            15.06%
                                   Corporation Inc.
                                   P.O. Box 2052
                                   Jersey City, NJ  07303-2052
-------------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co Cust                            10.62%
                                   IRA A/C John M Murphy
                                   871 Shawmut Ct NW
                                   Grand Rapids, MI  49504-3764
-------------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co Cust                             6.15%
                                   FBO Michael G Russomanno IRA R/O
                                   1 Kastor Lane
                                   W Long Branch, NJ 07764-1223
-------------------------------------------------------------------------------------------------------------------------------
                                   First Union Securities, Inc.                                  5.03%             5.03%
                                   A/C 4303-4396
                                   Linda R Hucker TR
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------------
ING Mid Cap Growth                 Investors Fiduciary Trust Co                                  7.76%
Fund - Class X                     IRA R/O Sergio Rosa
                                   14526 Williamsburg Street
                                   Riverview, MI  48192-7604
-------------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co Cust                             7.63%
                                   IRA A/C Mary A Schweikle
                                   2905 Orchard Avenue
                                   Montoursville, PA  17754-9526
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                   Raymond James & Assoc Inc Cust                                7.60%
                                   FBO Pete Gibbs IRA
                                   540 Pinehaven Drive
                                   Houston, TX  77024-3727
-------------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                  7.26%
                                   IRA A/C Elaine P Altherr
                                   28800 Summit Drive
                                   Novi, MI  48377-2939
-------------------------------------------------------------------------------------------------------------------------------
                                   Raymond James & Assoc Inc Cust                                5.53%
                                   FBO Earl W Varney IRA
                                   306 Brook Forest TRL
                                   Sugar Land, TX  77478-4745
-------------------------------------------------------------------------------------------------------------------------------
ING Small Cap Growth               ING America Insurance Holdings Inc.                          88.02%
Fund - Class A                     Attn David S. Pendergrass
                                   5780 Powers Ferry Road
                                   Atlanta, GA  30327-4349
-------------------------------------------------------------------------------------------------------------------------------
ING Small Cap Growth               Cynthia M Dodds TEE                                           7.65%
Fund - Class B                     U/A dtd 5/12/99
                                   FBO Cynthia M Dodds-Dugan Trust
                                   PO Box 314
                                   18929 S Elliot St
                                   Rudyard, MI  49780-2500
-------------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co Cust                             6.10%
                                   IRA A/C James E Jackson Sr.
                                   454 Wishbone Drive
                                   Bloomfield, MI  48304-2351
-------------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co Cust                             5.84%
                                   IRA A/C Ridley S Nimmo
                                   5709 Lamplighter Lane
                                   Midland, MI  48642-3123
-------------------------------------------------------------------------------------------------------------------------------
ING Small Cap Growth               Donaldson Lufkin Jenrette Securities                          7.47%             7.47%
Fund - Class C                     Corporation Inc.
                                   P.O. Box 2052
                                   Jersey City, NJ  07303-2052
-------------------------------------------------------------------------------------------------------------------------------
                                   First Union Securities, Inc.                                  6.79%             6.79%
                                   A/C 5642-1937
                                   ALWAL B Moore Rev Liv Trust
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------------
ING Small Cap Growth               Investors Fiduciary Trust Co                                  7.83%
Fund - Class X                     Roth Converted IRA 1/1/98
                                   FBO Gurbakhsh R Kapur
                                   18982 Harrisoon Avenue
                                   Livonia, MI  48152-3572
-------------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                  5.81%
                                   IRA R/O John J Pileggi
                                   1475 Dunwoody Drive
                                   West Chester, PA  19380-1478
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                   Bear Stearns Securities Corp                                  5.70%             5.70%
                                   FBO 681-95691-19
                                   1 Metrotech Ctr N
                                   Brooklyn, NY  11201-3870
-------------------------------------------------------------------------------------------------------------------------------
ING Global Brand                   ING America Insurance Holdings Inc.                          78.31%
Names Fund - Class A               Attn David S. Pendergrass
                                   5780 Powers Ferry Road
                                   Atlanta, GA  30327-4349
-------------------------------------------------------------------------------------------------------------------------------
ING Global Brand                   Tribal Government                                            89.57%
Names Fund - Class C               Forest County Potawatomi Children
                                   P.O. Box 340
                                   Crandon, WI  54520-0340
-------------------------------------------------------------------------------------------------------------------------------
ING Global Brand                   First Clearing Corporation                                    5.62%             5.62%
Names Fund - Class X               A/C 1506-1171
                                   David Berkowitz SEP IRA
                                   FCC As custodian
                                   38A Warwick Street
                                   Somerville, MA  02145-3510
-------------------------------------------------------------------------------------------------------------------------------
ING International                  ING America Insurance Holdings Inc.                          67.23%
Equity Fund - Class A              Attn David S. Pendergrass
                                   5780 Powers Ferry Road
                                   Atlanta, GA  30327-4349
-------------------------------------------------------------------------------------------------------------------------------
                                   Carn & Co #02265101                                          22.27%            22.27%
                                   ING Savings Plan
                                   Attn Mutual Funds-Star
                                   PO Box 96211
                                   Washington, DC  20090-6211
-------------------------------------------------------------------------------------------------------------------------------
ING International                  Cynthia M Dodds TEE                                           5.32%
Equity Fund - Class B              U/A dtd 5/12/99
                                   FBO Cynthia M Dodds-Dugan Trust
                                   PO Box 314
                                   18929 S Elliot St
                                   Rudyard, MI  49780-2500
-------------------------------------------------------------------------------------------------------------------------------
                                   Donaldson Lufkin Jenrette Securities                          5.24%             5.24%
                                   Corporation Inc.
                                   P.O. Box 2052
                                   Jersey City, NJ  07303-2052
-------------------------------------------------------------------------------------------------------------------------------
ING International                  Baring North America                                         61.76%            61.76%
Equity Fund - Class I              401K Retirement Plan
                                   Attn Melinda B Dee
                                   125 High Street Suite 2700
                                   Boston, MA  02110-2704
-------------------------------------------------------------------------------------------------------------------------------
                                   Baring North America                                         38.24%            38.24%
                                   Employee Pension Plan
                                   Attn Melinda B Dee
                                   125 High Street Suite 2700
                                   Boston, MA  02110-2704
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
ING International Equity Fund -    Investors Fiduciary Trust Co                                 12.76%
Class X                            Roth Converted IRA 1/1/98
                                   FBO Gurbakhsh R. Kapur
                                   18982 Harrison Avenue
                                   Livonia, MI  48152-3034
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                 11.21%
                                   IRA R/O John J Pileggi
                                   1475 Dunwoody Drive
                                   West Chester, PA  19380-1478
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                  8.21%
                                   IRA A/C Roger W Langeliers
                                   851 Fairway View Drive
                                   Eugene, OR  97401-7607
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                  6.52%
                                   IRA A/C James Malley Jr.
                                   39618 Birchwood Drive
                                   Plymouth, MI  48170-4598
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co Cust                             6.32%
                                   IRA R/O Theodore H Mohler
                                   540 Brookside Drive
                                   Eugene, OR  97405-20443
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                  6.09%
                                   IRA R/O Helen R Caldwell
                                   2289 Mariano Street
                                   Woodland Hills, CA  91367
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                  5.76%
                                   IRA A/C Barbara J Nichols
                                   18808 Stamford Street
                                   Livonia, MI  48111152-3034
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                  5.50%
                                   IRA R/O Chris F Barry
                                   4923 Alba Road
                                   Houston, TX  77018-1408
-------------------------------------------------------------------------------------------------------------------------
ING European Equity Fund - Class   ING America Insurance Holdings Inc.                          94.35%
A                                  Attn David S. Pendergrass
                                   5780 Powers Ferry Road
                                   Atlanta, GA  30327-4349
-------------------------------------------------------------------------------------------------------------------------
ING European Equity Fund - Class   Investors Fiduciary Trust Co                                  7.67%
B                                  IRA R/O Harold G Marcus
                                   4291 Tacoma Blvd
                                   Okemos, MI  48864-2733
-------------------------------------------------------------------------------------------------------------------------
                                   Southwest Securities Inc FBO                                  6.68%             6.68%
                                   James F Berschback
                                   PO Box 509002
                                   Dallas, TX  75250-9002
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                   Southwest Securities Incorporated                             6.28%             6.28%
                                   For Benefit of: James Morgan
                                   5524363548
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                  5.68%
                                   IRA A/C Raymond A Vehoski
                                   37453 Ladue Street
                                   Clinton Twp, MI  48036-2919
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                  5.12%
                                   IRA A/C Sandra D Dertel
                                   344 Village Creek Dr
                                   Lake in the Hills, IL  60102-4461
-------------------------------------------------------------------------------------------------------------------------
ING European Equity Fund - Class   First Union Securities, Inc.                                 19.79%            19.79%
C                                  A/C 4585-7740
                                   A&J Family Limited Partnership
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                 15.88%
                                   IRA R/O Gary E Phillips
                                   Red School Lane Apt 0-9
                                   Phillipsburg, NJ  08865
-------------------------------------------------------------------------------------------------------------------------
                                   Donaldson Lufkin & Jenrette                                  12.47%            12.47%
                                   Securities Corp Inc
                                   PO Box 2052
                                   Jersey City, NJ  07303-2052
-------------------------------------------------------------------------------------------------------------------------
ING European Equity Fund - Class   Investors Fiduciary Trust Co                                  5.42%
X                                  IRA R/O Richard M Pierzynski
                                   15992 Winchester Drive
                                   Northville, MI  48167-2345
-------------------------------------------------------------------------------------------------------------------------
ING Tax Efficient Equity Fund -    ING America Insurance Holdings Inc.                          64.72%
Class A                            Attn David S. Pendergrass
                                   5780 Powers Ferry Road
                                   Atlanta, GA  30327-4349
-------------------------------------------------------------------------------------------------------------------------
ING Tax Efficient Equity Fund -    First Union Securities, Inc.                                  5.14%             5.14%
Class B                            A/C 2779-9341
                                   Yvonne M Lussenhop
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------
ING Tax Efficient Equity Fund -    First Union Securities, Inc.                                  6.54%             6.54%
Class C                            A/C 1216-2763
                                   Michelle K Dalpe Trust
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------
                                   Carol M Briggs                                                5.20%
                                   1131 Quinby Avenue
                                   Wooster, OH  44691-2854
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                   Donaldson Lufkin Jenrette                                     5.07%             5.07%
                                   Securities Corporation Inc.
                                   P.O. Box 2052
                                   Jersey City, NJ  07303-2052
-------------------------------------------------------------------------------------------------------------------------
                                   Donaldson Lufkin Jenrette                                     5.07%             5.07%
                                   Securities Corporation Inc.
                                   P.O. Box 2052
                                   Jersey City, NJ  07303-2052
-------------------------------------------------------------------------------------------------------------------------
ING Focus Fund - Class A           ING America Insurance Holdings Inc.                          64.86%
                                   Attn David S. Pendergrass
                                   5780 Powers Ferry Road
                                   Atlanta, GA  30327-4349
-------------------------------------------------------------------------------------------------------------------------
                                   Carn & Co #02265101                                          23.79%            23.79%
                                   ING Savings Plan
                                   Attn Mutual Funds-Star
                                   PO Box 96211
                                   Washington, DC  20090-6211
-------------------------------------------------------------------------------------------------------------------------
ING Focus Fund - Class B           First Union Securities, Inc.                                 13.57%            13.57%
                                   A/C 5946-6875
                                   Gary Oliver TR Oliver
                                   Refactory Inc Defined Benefit
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------
ING Focus Fund - Class X           Investors Fiduciary Trust Co                                  7.60%
                                   IRA A/C Thomas P Van Galio
                                   24448 Crescent Street
                                   Woodhaven, MI  48183-3771
-------------------------------------------------------------------------------------------------------------------------
                                   First Clearing Corporation                                   5.54%              5.54%
                                   A/C 4505-9875
                                   Stephen Jervis IRA
                                   FCC As Custodian
                                   RR 3 Box 3480
                                   Factoryville, PA 18419-9739
-------------------------------------------------------------------------------------------------------------------------
ING Global Information             ING America Insurance Holdings Inc.                          68.21%
Technology Fund - Class A          Attn David S. Pendergrass
                                   5780 Powers Ferry Road
                                   Atlanta, GA  30327-4349
-------------------------------------------------------------------------------------------------------------------------
ING Internet Fund - Class A        ING America Insurance Holdings Inc.                          10.83%
                                   Attn David S. Pendergrass
                                   5780 Powers Ferry Road
                                   Atlanta, GA  30327-4349
-------------------------------------------------------------------------------------------------------------------------
ING Internet Fund - Class X        Dain Rauscher Inc. FBO                                       12.02%            12.02%
                                   Charles W Lechner
                                   Albert M Lechner TTEES
                                   Carl Lechner Inc. PSP U/A 4/1/77
                                   333 Skokie Blvd Ste 108
                                   Northbrook, IL 60062-1623
-------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
ING Intermediate Bond Fund -       ING America Insurance Holdings Inc.                          74.23%
Class A                            Attn David S. Pendergrass
                                   5780 Powers Ferry Road
                                   Atlanta, GA  30327-4349
-------------------------------------------------------------------------------------------------------------------------
                                   WD Jennenett & C. Cooper & T.J. Viola TR                      9.65%
                                   Gilbert Kelly Crowley Jennett Ret Trust U/A
                                   dated 3/01/68
                                   1200 Wilshire Blvd. 5th Floor
                                   Los Angeles, CA  90017-1908
-------------------------------------------------------------------------------------------------------------------------
ING Intermediate Bond Fund -       Investors Fiduciary Trust Co.                                11.71%
Class B                            IRA R/O James C. Sheroan
                                   739 Gilead Church Road
                                   Glendale, KY  42740-9724
-------------------------------------------------------------------------------------------------------------------------
                                   First Union Securities, Inc.                                  8.84%             8.84%
                                   A/C 7422-8502
                                   Michael K. Spaulding
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------
ING Intermediate Bond Fund -       Tribal Government                                            84.66%
Class C                            Forest County Potawantomi
                                   P.O. Box 340
                                   Crandon, WI  54520-0340
-------------------------------------------------------------------------------------------------------------------------
ING Intermediate Bond Fund -       First Union Securities, Inc.                                 11.59%            11.59%
Class X                            A/C 4269-2224
                                   FBO H C Heldenfels Jr.
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                 11.18%
                                   IRA R/O Dorothy Rollin
                                   2910 Hearthstone Road
                                   Parma, OH  44134-2654
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                  8.62%
                                   Roth Converted IRA 1/1/98
                                   FBO Gurbakhsh R. Kapur
                                   18982 Harrison Avenue
                                   Livonia, MI  48152-3572
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co Cust                             6.06%
                                   IRA R/O John L. Moreau
                                   G 3287 W Gracelawn Avenue
                                   Flint, MI  48504
-------------------------------------------------------------------------------------------------------------------------
ING High Yield Fund - Class A      ING America Insurance Holdings Inc.                          77.74%
                                   Attn David S. Pendergrass
                                   5780 Powers Ferry Road
                                   Atlanta, GA  30327-4349
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
ING High Yield Fund - Class B      Margaret V. Engstrom TTEE                                    11.30%
                                   UA dated 4/7/90
                                   Frederick Engstrom Rev Liv Trust
                                   170 Brentwood Drive
                                   Dearborn, MI  48124-1112
-------------------------------------------------------------------------------------------------------------------------
                                   First Union Securities, Inc.                                  6.96%             6.96%
                                   A/C 6520-2690
                                   Theodore E. Lewis
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------
                                   First Union Securities, Inc.                                  6.34%             6.34%
                                   A/C 2902-6111
                                   Kathleen G. Fogle Tr
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------
ING High Yield Fund - Class C      First Union Securities, Inc.                                 13.56%            13.56%
                                   A/C 2015-7598
                                   FBO E Constance Crowley
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------
                                   First Union Securities, Inc.                                  9.71%             9.71%
                                   A/C 2685-2979
                                   Kenneth M Evory
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------
                                   First Trust Corp TTEE                                         8.50%
                                   Natasha A Bennett IRA
                                   PO Box 173301
                                   Denver, CO  80217-3301
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co Cust                             7.78%
                                   IRA R/O Robert R Wysocki
                                   741 Sligh Blvd NE
                                   Grand Rapids, MI  49505-3682
-------------------------------------------------------------------------------------------------------------------------
                                   John J. Donahoe                                               5.12%
                                   Nancy K Donahoe JT WROS
                                   24 Offshore LN
                                   Ocean Pines, MD  21811-1908
-------------------------------------------------------------------------------------------------------------------------
ING High Yield Bond Fund - Class   Investors Fiduciary Trust Co                                  7.30%
X                                  IRA A/C Jeanne Meyers-Egensperger
                                   740 Miner Road
                                   Highland Hts, OH  44143-2118
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                  6.05%
                                   IRA A/C Mary A Schweikle
                                   2905 Orchard Avenue
                                   Montoursville, PA  17754-9526
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                  5.74%
                                   IRA A/C Barbara J. Nichols
                                   18808 Stamford Street
                                   Livonia, MI  48152-3034
-------------------------------------------------------------------------------------------------------------------------
ING International Bond Fund -      ING America Insurance Holdings Inc.                          95.86%
Class A                            Attn David S. Pendergrass
                                   5780 Powers Ferry Road
                                   Atlanta, GA  30327-4349
-------------------------------------------------------------------------------------------------------------------------
ING International Bond Fund -      First Union Securities, Inc.                                  11.72%           11.72%
Class B                            A/C 8337-7538
                                   FBO Mary Lynn Turbak IRA
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------
                                   Southwest Securities Inc FBO                                  9.77%             9.77%
                                   James F Berschback
                                   PO Box 509002
                                   Dallas, TX  75250-9002
-------------------------------------------------------------------------------------------------------------------------
                                   First Union Securities, Inc.                                  8.80%             8.80%
                                   A/C 6145-8957
                                   W Randolph Piper
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                  5.58%
                                   IRA R/O Kenneth A. Steyer
                                   11133 Patty Ann Lane
                                   Romeo, MI  48065-5304
-------------------------------------------------------------------------------------------------------------------------
ING International Bond Fund -      Jane F Hahn                                                  37.94%
Class C                            577 W 5th Avenue
                                   Roselle, NJ  07203-2355
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                 22.92%
                                   IRA A/C Nancy A Duke
                                   108 N Caton St
                                   Post Falls, ID  83854-7926
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                 16.62%
                                   IRA R/O Norris L Flowers
                                   8815 N Anita Ave
                                   Kansas City, MO  64154-1515
-------------------------------------------------------------------------------------------------------------------------
                                   ING America Insurance Holdings Inc.                          12.23%
                                   Attn David S. Pendergrass
                                   5780 Powers Ferry Road
                                   Atlanta, GA  30327-4349
-------------------------------------------------------------------------------------------------------------------------
                                   Daniel J Long                                                10.20%
                                   Barbara C Long JT WROS
                                   13063 Michael Dr
                                   Shelby Twp, MI  48315-4777
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
ING International Bond Fund -      Investors Fiduciary Trust Co                                 13.24%
Class X                            IRA A/C Sonja L. Wayman
                                   5305 Gallatin Place
                                   Boulder, Co  80303-1247
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                  8.61%
                                   IRA A/C Jon Wesley Pierce
                                   3850 E White Aster Street
                                   Phoenix, AZ  85044-6628
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                  8.08%
                                   Roth Converted IRA 1/1/98
                                   FBO Gurbakhsh R. Kapur
                                   18982 Harrison Avenue
                                   Livonia, MI  48152-3034
-------------------------------------------------------------------------------------------------------------------------
ING National Tax-Exempt Bond       ING America Insurance Holdings Inc.                          98.97%
Fund - Class A                     Attn David S. Pendergrass
                                   5780 Powers Ferry Road
                                   Atlanta, GA  30327-4349
-------------------------------------------------------------------------------------------------------------------------
ING National Tax-Exempt Bond       Donaldson Lufkin Jenrette Securities                        82.02%            82.02%
Fund - Class B                     Corporation Inc.
                                   P.O. Box 2052
                                   Jersey City, NJ  07303-2052
-------------------------------------------------------------------------------------------------------------------------
                                   Raymond James & Assoc Inc Cust                               12.99%
                                   FBO Rita J Schroeder IRA
                                   5586 SW Savage St
                                   Palm City, FL  34990-5279
-------------------------------------------------------------------------------------------------------------------------
ING National Tax-Exempt Bond       First Union Securities, Inc.                                 93.91%            93.91%
Fund - Class C                     A/C 1900-0625
                                   Jessie Lee Cain
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------
                                   ING America Insurance Holdings Inc.                           5.86%
                                   Attn David S. Pendergrass
                                   5780 Powers Ferry Road
                                   Atlanta, GA  30327-4349
-------------------------------------------------------------------------------------------------------------------------
ING Money Market  Fund - Class A   Pershing Div of DLJ Sec Corp for Exclusive                   62.68%            62.68%
                                   Benefit of ING Money Fund Customer
                                   Accounts
                                   1 Pershing Plaza
                                   Jersey City, NJ  07399-0002
-------------------------------------------------------------------------------------------------------------------------
ING Money Market Fund - Class B    First Union Securities, Inc.                                  9.15%             9.15%
                                   A/C 3392-0246
                                   James M & Beverlee C Gross
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI 53202-6611
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                   First Union Securities, Inc.                                  5.49%             5.49%
                                   A/C 7420-0446
                                   FBO William L Spangler IRA
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI 53202-6611
-------------------------------------------------------------------------------------------------------------------------
                                   Wexford Clearing Services Corp                                5.17%             5.17%
                                   FBO Roberta K McIntyre
                                   RR 4 Box 18A
                                   Bridgeport, WV  26330-9503
-------------------------------------------------------------------------------------------------------------------------
ING Money Market Fund - Class X    First Union Securities, Inc.                                 13.94%            13.94%
                                   A/C 4065-2847
                                   David D Chisamore
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------
                                   First Union Securities, Inc.                                 12.47%            12.47%
                                   A/C 3048-1897
                                   David D Chisamore
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------
                                   First Union Securities, Inc.                                  8.48%             8.48%
                                   A/C 4585-7740
                                   A&J Family Limited Partnership
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------
                                   First Union Securities, Inc.                                  6.43%             6.43%
                                   A/C 1062-2963
                                   FBO Sharon Banning
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------
                                   First Union Securities, Inc.                                  6.20%             6.20%
                                   A/C 1847-4214
                                   Charles R Burgett
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------
                                   First Union Securities, Inc.                                  5.08%             5.08%
                                   A/C 8998-5044
                                   FBO Carl W Zahn
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------
ING Money Market Fund - Class I    ING Investment Management LLC                                61.95%
                                   FBO Commercial Mortgage Escrow Fnds
                                   5780 Powers Ferry Road
                                   Atlanta, GA  30327-4349
-------------------------------------------------------------------------------------------------------------------------
                                   Southland Life Insurance Co                                  21.80%
                                   5780 Powers Ferry Road
                                   Atlanta, GA  30327-4349
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                   Orange Investment Enterprises Inc.                           16.24%
                                   5780 Powers Ferry Road
                                   Atlanta, GA  30327-4349
-------------------------------------------------------------------------------------------------------------------------
ING Money Market  Fund - Class X   Investors Fiduciary Trust Co                                 23.05%
                                   IRA A/C Geraldine Morrison
                                   4225 Suncatcher Lane
                                   Vacaville, CA  95688-9513
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                 15.32%
                                   Roth Converted IRA 1/1/98
                                   FBO Audrey Zablonski
                                   8440 Bartley Lane
                                   Mentor, OH  44060-2291
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                  9.50%
                                   Roth Converted IRA 1/1/98
                                   FBO Dennis W. Reeve
                                   205 Sunset Drive
                                   Clinton, MI  49236-9727
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                  7.94%
                                   IRA A/C John D. Krueger
                                   3485 Service Road
                                   Clinton, MI  49236-9727
-------------------------------------------------------------------------------------------------------------------------
                                   First Union Securities, Inc.                                  7.48%             7.48%
                                   A/C 8998-5044
                                   FBO Carl W Zahn
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI  53202-6611
-------------------------------------------------------------------------------------------------------------------------
                                   Investors Fiduciary Trust Co                                  7.48%
                                   IRA A/C Mary A Schweikle
                                   2905 Orchard Avenue
                                   Montoursville, PA  17754-9526
-------------------------------------------------------------------------------------------------------------------------

                  To the knowledge of management, as of January 31, 2000, the officers and Trustees of the Trust owned, except for John J. Pileggi, who owns 5.81% of ING Small Cap Growth Fund, Class X shares, collectively, less than 1% of the shares of each Fund.

Code of Ethics

                  The Manager and the Sub-Advisers have each adopted a Code of Ethics which prohibits its affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of a Fund's planned portfolio transactions. The Manager and the Sub-Advisers maintain careful monitoring of compliance with their Codes of Ethics.

Custodian

                  State Street Bank and Trust Company ("State Street") acts as custodian of the Funds' assets. Pursuant to the Custodian Agreement, State Street is responsible for holding each Fund's cash and portfolio securities. State Street may enter into sub-custodian agreements with certain qualified banks.

Legal Counsel

                  Paul, Weiss, Rifkind, Wharton & Garrison serves as counsel to the Trust. Paul, Weiss, Rifkind, Wharton & Garrison's address is 1285 Avenue of the Americas, New York, NY 10169-6064.

Independent Auditors

                  Ernst & Young LLP serves as the independent auditors for the Funds. Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings.
Ernst & Young LLP's address is 787 Seventh Avenue, New York, NY 10019.

                              FINANCIAL HIGHLIGHTS

                  The Annual Report, including the audited financial statements and the notes thereto, for the ING Large Cap Growth Fund, ING Growth & Income Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING Global Brand Names Fund, ING International Equity Fund, ING European Equity Fund, ING Tax Efficient Equity Fund, ING Focus Fund, ING Global Information Technology Fund, ING Internet Fund, ING Intermediate Bond Fund, ING High Yield Bond Fund, ING International Bond Fund and ING Money Market Fund appearing in the most current Annual Report to Shareholders of the Trust are incorporated by reference herein. The financial statements included in the Annual Report have been audited by the Trust's independent auditors, Ernst & Young LLP, whose report thereon dated December 3, 1999, is also incorporated by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Additional copies of the Annual Report may be obtained at no charge by telephoning the Trust at 1-877-INFO-ING of 1-877-463-6464.

                                    APPENDIX


DESCRIPTION OF MOODY'S BOND RATINGS:

         Excerpts from Moody's description of its four highest bond ratings are listed as follows: Aaa -- judged to be the best quality and they carry the smallest degree of investment risk; Aa -- judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally know as high grade bonds; A -- possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa -- considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. This group is the lowest which qualifies for investment grade. Other Moody's bond descriptions include: Ba -- judged to have speculative elements, their future cannot be considered as well assured; B -- generally lack characteristics of the desirable investment; Caa -- are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca -- speculative in a high degree, often in default; C -- lowest rated class of bonds, regarded as having extremely poor prospects.

         Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.


DESCRIPTION OF S&P'S BOND RATINGS:

         Excerpts from S&P's description of its four highest bond ratings are listed as follows: AAA -- highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA -- also qualify as high grade obligations, having a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A -- regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB -- regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for investment grade. BB, B, CCC, CC -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and CC the lowest within the speculative rating categories.

         S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

         MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2/VMG 2: This denotes high quality. Margins of protection are ample although not as large as in the preceding group.

DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest.

         PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

         PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations.

DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

         AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

         BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

         D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

         SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
PAPER:

         An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

         A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

         A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                            PART C. OTHER INFORMATION


Item 23. Exhibits

              (a)      --     Declaration of Trust (1)

              (b)      --     By-Laws of Registrant (1)

              (c)      --     The rights of holders of the securities being
                              registered are set out in Articles II, VII, IX and
                              X of the Declaration of Trust referenced in
                              Exhibit (a) above and in Articles IV, VI and XIII
                              of the By-Laws referenced in Exhibit (b) above.

           (d)(1)      --     Management Agreement between Registrant and ING
                              Mutual Funds Management Co. LLC (the "Manager") (2)

           (d)(2)      --     Sub-Advisory Agreement between the Manager and
                              Baring Asset Management, Inc. (2)

           (d)(3)      --     Sub-Advisory Agreement between the Manager and
                              Baring International Investment Limited (2)

           (d)(4)      --     Sub-Advisory Agreement between the Manager and
                              Baring Asset Management (Asia) Limited (2)

           (d)(5)      --     Sub-Advisory Agreement between the Manager and
                              ING Investment Management Advisors B.V. (2)

           (d)(6)      --     Sub-Advisory Agreement between the Manager and
                              ING Investment Management LLC (2)

           (d)(7)      --     Sub-Advisory Agreement between the Manager and
                              Furman Selz Capital Management LLC (3)

           (d)(8)      --     Sub-Advisory Agreement between the Manager and
                              Furman Selz Capital Management LLC on behalf of
                              Delta Asset Management (2)

           (d)(9)      --     Sub-Advisory Agreement between the Manager and
                              CRA Real Estate Securities, L.P. (5)

           (e)(1)      --     Distribution Agreement between Registrant an
                              ING Funds Distributor, Inc. (2)

           (e)(2)      --     Form of Dealer Agreement (2)

              (f)      --     None

              (g)      --     Custodian Agreement between Registrant and
                              Investors Fiduciary Trust Company (2)

           (h)(1)      --     Form of Account Services Agreement between
                              Registrant and Participants (2)

           (h)(2)      --     Fund Services Agreement between Registrant and ING
                              Fund Services Co. LLC (2)

           (h)(3)      --     Services Agreement between ING Fund Services Co.
                              LLC and First Data Investor Services Group, Inc.
                              (2)

           (h)(4)      --     Shareholder Servicing Plan (2)

              (i)      --     Opinion and Consent of Paul, Weiss, Rifkind,
                              Wharton & Garrison, counsel to the Trust (4)

              (j)      --     Consent of Ernst & Young LLP, independent auditors (4)

              (k)      --     None

              (l)      --     Purchase Agreement (2)

           (m)(1)      --     Rule l2b-l Distribution Plan and Agreement with
                              respect to Class A Shares (2)

           (m)(2)      --     Rule l2b-l Distribution Plan and Agreement with
                              respect to Class B, Class C and Class X Shares (2)

              (n)      --     Rule 18f-3 Plan (2)

              (p)      --     Code of Ethics (4)

------------
(1) Filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on October 28, 1998, accession number 0000950123-98-009276.
(2) Filed as an exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on April 15, 1999, accession number 0000893220-99-000467.
(3) Filed as an exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed electronically on November 30, 1999, accession number 0000893220-99-001327.
(4)     Filed herewith.
(5)     To be filed by amendment.


Item 24.     Persons Controlled by or under Common Control with the Fund.

        None.


Item 25.     Indemnification.

    Reference is made to Article IX of Registrants By-Laws and paragraphs 1.11 of the Distribution Agreement.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

    The Registrant is covered under an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

    Section 12 of the Management Agreement between Registrant and Manager,
    Section 8 of the Sub-Advisory Agreements and Section 1.11 of the Distribution Agreement between the Registrant and Distributor limit the liability of Manager, the Sub-Advisors and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

    The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Management Agreement and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.


Item 26.     Business and Other Connections of the Investment Adviser

             ING Mutual Funds Management Co. LLC is an indirect wholly-owned subsidiary of ING Groep N.V. ("ING Group"). The principal place of business address of the Manager is 1475 Dunwoody Drive, West Chester, PA 19380. The directors and executive officers of the Manager and such executive officers' positions during the past two years are as follows:

             John J. Pileggi, President, Chief Executive Officer and Director of the Manager. Senior Managing Director and Member of the Board of Directors of Furman Selz LLC, May 1984 to September 1998.

             Alexander H. Rinnooy-Kan, Director of the Manager. Member of Executive Board of ING Groep N.V. since September 1996.

             Glenn Hilliard, Director of the Manager. Chairman and Chief Executive Officer of ING North America Insurance, January 1993 to present.

             Frederick S. Hubbell, Director of the Manager. Chairman, Executive Committee of ING Americas and ING Asia Pacific, January 2000 to present and Chairman of the Executive Committee of ING Financial Services International, February 1999 to present. General Manager of ING Financial Services International North America and President and Chief Executive Officer - US Retail Financial Services, October 1997 to February 1999.

             Donald E. Brostrom, Executive Vice President and Chief Executive Officer of the Manager. Manager of Furman Selz LLC, February 1986 to September 1998.

             Louis S. Citron, Senior Vice President and General Counsel of the Manager. Attorney with Kramer, Levin, Naftalis & Frankel, September 1994 to July 1998.

             Alan G. Holden, Senior Vice President and Chief Marketing Officer of the Manager. Marketing Director of Oppenheimer Funds, Inc., October 1992 to August 1998.

             Jay Peters, Senior Vice President and Chief Technology Officer of the Manager. Manager of Information Technology at Furman Selz LLC, prior to September 1998.

             Alan Lordi, Senior Vice President of the Manager. Vice President and Portfolio Manager of Sefton Capital Management from January 1997 to July 1999.

             Peter J. DeMarco, Senior Vice President of the Manager. Executive Vice President, Reich & Tang Funds October 1995 to November 1999.

             James W. MacCune, Vice President of the Manager. Manager of Mutual Fund Operations at Furman Selz LLC from May 1998 to September 1998. Manager of Mutual Fund Relations at Lazard Freres & Co. LLS from October 1996 to May 1998.

             Ralph G. Norton, III, Vice President of the Manger. Managing Editor, Standard & Poor's from December 1996 to March 1999.

             Cynthia M. Schaus, Vice President of Corporate Communication and Strategy of the Manager. Assistant Vice President of ING FSI North America, US Retail Financial Services, October 1997 to March 1999.

             Stuart H. Quillman, Vice President of Marketing of the Manager. Manager, Corporate Communications at Pilgrim, Baxter & Associates, October 1997 to October 1998.


Item 27.     Principal Underwriters

             (a) ING Funds Distributor, Inc. also acts as the distributor for the ING Variable Insurance Trust.

             (b)     ----------------------------------------------------------------------------------------
                      Name and Principal Business        Positions and Offices       Position and Offices
                               Address                     with Underwriter              with Fund
                     ----------------------------------------------------------------------------------------
                     John J. Pileggi*                    CEO and Director            President, CEO and
                                                                                     Trustee
                     ----------------------------------------------------------------------------------------
                     Donald E. Brostrom*                 Treasurer, CFO and          Treasurer
                                                         Director
                     ----------------------------------------------------------------------------------------
                     Mitchell Jay Mellen*                President and Director      None
                     ----------------------------------------------------------------------------------------
                     Peter J. DeMarco                    Senior Vice President       None
                     600 Fifth Avenue
                     New York, New York 10022
                     ----------------------------------------------------------------------------------------
                     Rachelle I. Rehner*                 Secretary                   Secretary
                     ----------------------------------------------------------------------------------------
                     Gary Taiariol*                      Assistant Treasurer         None
                     ----------------------------------------------------------------------------------------
                     Eric Rubin                          Director                    None
                     4802 East Ray Road
                     Suite 22-228
                     Phoenix, Arizona 85044
                     ----------------------------------------------------------------------------------------

                      * 1475 Dunwoody Drive, West Chester, PA 19380

             (c)      Not applicable.

Item 28.     Location of Accounts and Records

        All accounts, books and other documents required to be maintained by
        Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:

        (1) ING Funds Trust, 1475 Dunwoody Drive, West Chester, PA 19380 (records relating to the Trust)

        (2) ING Mutual Funds Management Co. LLC, 1475 Dunwoody Drive, West Chester, PA 19380 (records of the investment manager) and 600 Fifth Avenue, New York, NY 10020 (records of the investment manager relate to its UIT business)

        (3) ING Funds Distributor, Inc. 1475 Dunwoody Drive, West Chester, PA 19380 (records of principal underwriter) and 600 Fifth Avenue, New York, NY 10020 (records of principal underwriter relating to its UIT business)

        (4) Baring Asset Management, Inc., 125 High Street, Boston, MA 02110 (records relating to its functions as investment sub-adviser)

        (5) Baring International Investment Limited, 155 Bishopsgate, London, England EC2M 3XY (records relating to its functions as investment co-sub-adviser)

        (6) Baring International Investment (Asia) Limited, 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong (records relating to its functions as investment co-sub-adviser)

        (7) ING Investment Management Advisors B.V., Schenkkade 65, 2595 AS, The Hague, The Netherlands (records relating to its functions as investment sub-adviser)

        (8) ING Investment Management LLC, 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327 (records relating to its functions as investment sub-adviser)

        (9) Furman Selz Capital Management, LLC, 230 Park Avenue, New York, NY 10169 (records relating to its functions as investment sub-adviser)

        (10) Delta Asset Management, 333 South Grand Avenue, Los Angeles, CA 90071 (records relating to its functions as investment sub-adviser)

        (11) CRA Real Estate Securities L.P., 259 Radnor-Chester Road, Radnor, PA 90071 (records relating to its functions as investment sub-adviser)

        (12) State Street Bank Trust Company., 801 Pennsylvania Street, Kansas City, MO 64105 (records related to its functions as custodian)

        (13) DST Systems, Inc., 333 W. 11th Street, Kansas City, MO 64105 (records relating to its functions as transfer agent)

        (14) PFPC Inc., 4400 Computer Drive, Westborough, MA 01581 (records relating to its function as fund accounting agent)


Item 29.     Management Services

        Not applicable.


Item 30.     Undertakings

        Not applicable

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all of the requirements for effectiveness of this registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Chester, and Commonwealth of Pennsylvania, on the 28th day of February, 2000.

                                           ING FUNDS TRUST


                                           By: /s/ John J. Pileggi
                                               --------------------------------
                                                    John J. Pileggi
                                                    Trustee, President and
                                                    Chief Executive Officer


                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                                Title                                  Date
---------                                -----                                  ----
/s/ John J. Pileggi                      Trustee, President                     February 28, 2000
-----------------------------------      and Chief Executive Officer
John J. Pileggi

/s/ Donald E. Brostrom                   Executive Vice President               February 28, 2000
-----------------------------------      and Chief Financial Officer
Donald E. Brostrom

/s/ Joseph N. Hankin*                    Trustee
-----------------------------------
Joseph N. Hankin

/s/ Jack D. Rehm*                        Trustee
-----------------------------------
Jack D. Rehm

/s/ Blaine E. Rieke*                     Trustee
-----------------------------------
Blaine E. Rieke

/s/ Richard A. Wedemeyer*                Trustee
-----------------------------------
Richard A. Wedemeyer

/s/ Louis S. Citron                                                             February 28, 2000
-----------------------------------
Louis S. Citron
Attorney-in-Fact*

------------
*        Powers of Attorney filed as an exhibit to Post-Effective Amendment No.
         1 to Registrant's Registration Statement on Form N-1A filed electronically on April 15, 1999, accession number
         0000893220-99-000467.

                                    EXHIBITS


Exhibits


(i) -- Opinion and Consent of Paul, Weiss, Rifkind, Wharton & Garrison, counsel to the Trust

(j)   -- Consent of Ernst & Young LLP, independent auditors